UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07705

Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford , CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS ASSET TRUST

December 31, 2017
Virtus Seix Core Bond Fund
Virtus Seix Corporate Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix Georgia Tax-Exempt Bond Fund
Virtus Seix High Grade Municipal Bond Fund
Virtus Seix High Income Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Limited Duration Fund*
Virtus Seix North Carolina Tax-Exempt Bond Fund
Virtus Seix Short-Term Bond Fund
Virtus Seix Short-Term Municipal Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Virtus Seix U.S. Mortgage Fund
Virtus Seix Ultra-Short Bond Fund
Virtus Seix Virginia Intermediate Municipal Bond Fund
Not FDIC Insured
No Bank Guarantee
May Lose Value
* Prospectus supplement applicable to this fund appears at the back of this annual report.

Table of Contents
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	5
Fund Summaries	8
Virtus Seix Core Bond Fund (“Seix Core Bond Fund”)	8
Virtus Seix Corporate Bond Fund (“Seix Corporate Bond Fund”)	11
Virtus Seix Floating Rate High Income Fund (“Seix Floating Rate High Income Fund”)	14
Virtus Seix Georgia Tax-Exempt Bond Fund (“Seix Georgia Tax-Exempt Bond Fund”)	17
Virtus Seix High Grade Municipal Bond Fund (“Seix High Grade Municipal Bond Fund”)	20
Virtus Seix High Income Fund (“Seix High Income Fund”)	23
Virtus Seix High Yield Fund (“Seix High Yield Fund”)	26
Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Seix Investment Grade Tax-Exempt Bond Fund”)	29
Virtus Seix Limited Duration Fund (“Seix Limited Duration Fund”)	32
Virtus Seix North Carolina Tax-Exempt Bond Fund (“Seix North Carolina Tax-Exempt Bond Fund”)	35
Virtus Seix Short-Term Bond Fund (“Seix Short-Term Bond Fund”)	38
Virtus Seix Short-Term Municipal Bond Fund (“Seix Short-Term Municipal Bond Fund”)	41
Virtus Seix Total Return Bond Fund (“Seix Total Return Bond Fund”)	44
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Seix U.S. Government Securities Ultra-Short Bond Fund”)	47
Virtus Seix U.S. Mortgage Fund (“Seix U.S. Mortgage Fund”)	50
Virtus Seix Ultra-Short Bond Fund (“Seix Ultra-Short Bond Fund”)	53
Virtus Seix Virginia Intermediate Municipal Bond Fund (“Seix Virginia Intermediate Municipal Bond Fund”)	56
Schedules of Investments	59
Seix Core Bond Fund	59
Seix Corporate Bond Fund	63
Seix Floating Rate High Income Fund	66
Seix Georgia Tax-Exempt Bond Fund	80
Seix High Grade Municipal Bond Fund	82
Seix High Income Fund	85
Seix High Yield Fund	92
Seix Investment Grade Tax-Exempt Bond Fund	98
Seix Limited Duration Fund	102
Seix North Carolina Tax-Exempt Bond Fund	103
Seix Short-Term Bond Fund	105
Seix Short-Term Municipal Bond Fund	107
Seix Total Return Bond Fund	109
Seix U.S. Government Securities Ultra-Short Bond Fund	114
Seix U.S. Mortgage Fund	118
Seix Ultra-Short Bond Fund	121
Seix Virginia Intermediate Municipal Bond Fund	124
Statements of Assets and Liabilities	126
Statements of Operations	136
Statements of Changes in Net Assets	145
Financial Highlights	154
Notes to Financial Statements	163
Report of Independent Registered Public Accounting Firm	190
Tax Information Notice	191
Fund Management Tables	192

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Form N-Q Information
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the nine months ended December 31, 2017, which is the end of the fund’s new fiscal year. The fund’s last annual report was for the former fiscal year that ended March 31, 2017.
Economic growth and strong corporate earnings were driving forces in the U.S. in 2017, capped off by the sweeping tax overhaul signed into law at year-end, which fueled optimism further. The Federal Reserve, buoyed by a steadily strengthening economy, raised interest rates three times over the course of the year, and began the process of unwinding its balance sheet debt accumulated since the Financial Crisis of 2008 — a clear signal that it believes the U.S. has resumed a growth path. Outside the U.S., global growth also strengthened, with other major central banks preparing to taper their own stimulus policies.
Over the period, the favorable investment backdrop lifted major U.S. equity markets to new all-time highs with near-record low volatility. For the nine months ended December 31, 2017, large-cap stocks, as measured by the S&P 500® Index, returned 14.86%, outpacing small-cap stocks, which returned 11.89%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 23.18%, compared with the MSCI EAFE® Index (net), which returned 16.59%.
Demand for U.S. Treasuries remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On December 31, 2017, the yield on the benchmark 10-year U.S. Treasury was 2.40%, the same as it was nine months earlier (March 31, 2017). The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 2.70% for the nine months, while non-investment grade bonds gained 4.68%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds from Virtus affiliates and select subadvisers. We invite you to learn more about the growing family of managers and funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Mutual Funds
February 2018
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ASSET TRUST
Disclosure of Fund Expenses (Unaudited)
For the six-month period of July 01, 2017 to December 31, 2017
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which is for the fiscal year ended December 31, 2017. The following Expense Table illustrates your Fund’s costs in two ways.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value 07/01/17	Ending Account value 12/31/17	Expenses Paid During Period	Expense Ratio During Period*
Seix Core Bond Fund
Class A	$1,000.00	$1,007.70	$3.24	0.64%
Class I	1,000.00	1,008.50	2.53	0.50
Class R	1,000.00	1,006.40	4.60	0.91
Class R6**	1,000.00	1,009.20	1.82	0.36
Seix Corporate Bond Fund
Class A	1,000.00	1,024.30	4.85	0.95
Class C	1,000.00	1,021.00	8.20	1.61
Class I	1,000.00	1,026.80	3.58	0.70
Seix Floating Rate High Income Fund
Class A	1,000.00	1,019.00	4.78	0.94
Class C	1,000.00	1,016.00	7.72	1.52
Class I	1,000.00	1,020.60	3.16	0.62
Class R6**	1,000.00	1,022.30	2.65	0.52
Seix Georgia Tax-Exempt Bond Fund
Class A	1,000.00	1,018.50	3.82	0.75
Class I	1,000.00	1,019.10	3.31	0.65
Seix High Grade Municipal Bond Fund
Class A	1,000.00	1,021.10	4.08	0.80
Class I	1,000.00	1,021.90	3.31	0.65
Seix High Income Fund
Class A	1,000.00	1,036.20	5.34	1.04
Class I	1,000.00	1,037.40	4.11	0.80
Class R	1,000.00	1,036.80	6.26	1.22
Class R6**	1,000.00	1,038.30	3.29	0.64
Seix High Yield Fund
Class A	1,000.00	1,028.80	4.19	0.82
Class I	1,000.00	1,028.60	3.27	0.64
Class R	1,000.00	1,027.70	5.32	1.04
Class R6**	1,000.00	1,030.30	2.71	0.53
Seix Investment Grade Tax-Exempt Bond Fund
Class A	1,000.00	1,012.70	4.06	0.80
Class I	1,000.00	1,012.60	3.30	0.65
Seix Limited Duration Fund
Class I	1,000.00	1,007.60	1.77	0.35
Seix North Carolina Tax-Exempt Bond Fund
Class A	1,000.00	1,015.90	4.06	0.80
Class I	1,000.00	1,017.70	3.31	0.65
Seix Short-Term Bond Fund
Class A	1,000.00	1,000.50	4.03	0.80
Class C	1,000.00	995.40	8.00	1.59
Class I	1,000.00	1,000.40	3.03	0.60

VIRTUS ASSET TRUST
Disclosure of Fund Expenses (Unaudited) (Continued)
For the six-month period of July 01, 2017 to December 31, 2017
	Beginning Account Value 07/01/17	Ending Account value 12/31/17	Expenses Paid During Period	Expense Ratio During Period*
Seix Short-Term Municipal Bond Fund
Class A	$1,000.00	$1,000.20	$3.28	0.65%
Class I	1,000.00	1,001.10	2.42	0.48
Seix Total Return Bond Fund
Class A	1,000.00	1,001.60	3.53	0.70
Class I	1,000.00	1,002.60	2.32	0.46
Class R	1,000.00	1,000.30	4.74	0.94
Class R6**	1,000.00	1,003.30	1.57	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	1,000.00	1,006.10	2.07	0.41
Class R6	1,000.00	1,006.90	1.32	0.26
Seix U.S. Mortgage Fund
Class A	1,000.00	1,006.40	4.55	0.90
Class C	1,000.00	1,002.60	8.28	1.64
Class I	1,000.00	1,007.40	3.54	0.70
Seix Ultra-Short Bond Fund
Class I	1,000.00	1,008.60	2.03	0.40
Seix Virginia Intermediate Municipal Bond Fund
Class A	1,000.00	1,011.50	4.01	0.79
Class I	1,000.00	1,012.20	3.30	0.65

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	On September 18, 2017, Class IS shares were renamed Class R6 shares.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
	Beginning Account Value 07/01/17	Ending Account value 12/31/17	Expenses Paid During Period	Expense Ratio During Period*
Seix Core Bond Fund
Class A	$1,000.00	$1,021.98	$3.26	0.64%
Class I	1,000.00	1,022.69	2.55	0.50
Class R	1,000.00	1,020.62	4.63	0.91
Class R6**	1,000.00	1,023.39	1.84	0.36
Seix Corporate Bond Fund
Class A	1,000.00	1,020.42	4.84	0.95
Class C	1,000.00	1,017.09	8.19	1.61
Class I	1,000.00	1,021.68	3.57	0.70
Seix Floating Rate High Income Fund
Class A	1,000.00	1,020.47	4.79	0.94
Class C	1,000.00	1,017.54	7.73	1.52
Class I	1,000.00	1,022.08	3.16	0.62
Class R6**	1,000.00	1,022.58	2.65	0.52
Seix Georgia Tax-Exempt Bond Fund
Class A	1,000.00	1,021.43	3.82	0.75
Class I	1,000.00	1,021.93	3.31	0.65

VIRTUS ASSET TRUST
Disclosure of Fund Expenses (Unaudited) (Continued)
For the six-month period of July 01, 2017 to December 31, 2017
	Beginning Account Value 07/01/17	Ending Account value 12/31/17	Expenses Paid During Period	Expense Ratio During Period*
Seix High Grade Municipal Bond Fund
Class A	$1,000.00	$1,021.17	$4.08	0.80%
Class I	1,000.00	1,021.93	3.31	0.65
Seix High Income Fund
Class A	1,000.00	1,019.96	5.30	1.04
Class I	1,000.00	1,021.17	4.08	0.80
Class R	1,000.00	1,019.06	6.21	1.22
Class R6**	1,000.00	1,021.98	3.26	0.64
Seix High Yield Fund
Class A	1,000.00	1,021.07	4.18	0.82
Class I	1,000.00	1,021.98	3.26	0.64
Class R	1,000.00	1,019.96	5.30	1.04
Class R6**	1,000.00	1,022.53	2.70	0.53
Seix Investment Grade Tax-Exempt Bond Fund
Class A	1,000.00	1,021.17	4.08	0.80
Class I	1,000.00	1,021.93	3.31	0.65
Seix Limited Duration Fund
Class I	1,000.00	1,023.44	1.79	0.35
Seix North Carolina Tax-Exempt Bond Fund
Class A	1,000.00	1,021.17	4.08	0.80
Class I	1,000.00	1,021.93	3.31	0.65
Seix Short-Term Bond Fund
Class A	1,000.00	1,021.17	4.08	0.80
Class C	1,000.00	1,017.19	8.08	1.59
Class I	1,000.00	1,022.18	3.06	0.60
Seix Short-Term Municipal Bond Fund
Class A	1,000.00	1,021.93	3.31	0.65
Class I	1,000.00	1,022.79	2.45	0.48
Seix Total Return Bond Fund
Class A	1,000.00	1,021.68	3.57	0.70
Class I	1,000.00	1,022.89	2.35	0.46
Class R	1,000.00	1,020.47	4.79	0.94
Class R6**	1,000.00	1,023.64	1.58	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	1,000.00	1,023.14	2.09	0.41
Class R6	1,000.00	1,023.90	1.33	0.26
Seix U.S. Mortgage Fund
Class A	1,000.00	1,020.67	4.58	0.90
Class C	1,000.00	1,016.94	8.34	1.64
Class I	1,000.00	1,021.68	3.57	0.70
Seix Ultra-Short Bond Fund
Class I	1,000.00	1,023.19	2.04	0.40
Seix Virginia Intermediate Municipal Bond Fund
Class A	1,000.00	1,021.22	4.02	0.79
Class I	1,000.00	1,021.93	3.31	0.65

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	On September 18, 2017, Class IS shares were renamed Class R6 shares.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (ABS)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index
The Bloomberg Barclays 1-3 Yr. U.S. Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of 1 to 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index
The Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index is comprised of all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 6 months and more than 3 months, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in US dollars and must be fixed rate and non-convertible. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays Municipal Bond 1-5 Year Index
The Bloomberg Barclays Municipal Bond 1-5 Year Index is a market capitalization-weighted index of investment grade tax-exempt municipal bonds with maturities of 1-5 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays Municipal Bond Index
The Bloomberg Barclays Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index
The Bloomberg Barclays U.S. Corporate Investment Grade Bond Index measures performance of investment grade corporate bond funds. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays U.S. Mortgage Backed Securities Index
The Bloomberg Barclays U.S. Mortgage Backed Securities Index measures agency mortgage-backed pass through securities (fixed-rate and hybrid adjustable-rate mortgages) issued by Government National Mortgage Association (GNMA or Ginnie Mae), Federal National Mortgage Association (FNMA or Fannie Mae), and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index
The Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Municipal Bond Index
The Bloomberg Barclays U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.

Credit Cycle
The credit cycle is a description of the different phases of access over time to credit by borrowers, as the access expands and contracts along with risk and profitability to lenders. Typically, during an expansive phase of the credit cycle, funds are relatively easy to borrow, interest rates are lower and lenders are more willing to extend loans, while during a contractive phase of the credit cycle, access to funds contracts, interest rates climb and lending rules become more strict so that less credit is available.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis, is unmanaged and not available for direct investment. The unmanaged index returns do not reflect any fees, expenses, or sales charges.
Exchange-Traded Fund (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The rate at which depository institutions (banks) lend reserve balances to other banks on an overnight basis.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Financial Crisis of 2008
The Financial Crisis of 2008, also known as the Global Financial Crisis or Financial Crisis of 2007-2008, is considered by many economists to have been the worst financial and economic crisis since the Great Depression that lasted from 1929 to 1941. The Crisis began in 2007 with a crisis in the subprime mortgage market in the U.S., and it developed into an international banking crisis with the collapse of the investment bank Lehman Brothers in September of 2008. Although bail-outs of financial institutions as well as monetary and fiscal policies were put into place throughout the world to mitigate its impact, the Crisis led to the global economic downturn commonly referred to as the Great Recession. During the Crisis and through the Great Recession that followed, housing prices fell drastically and unemployment rose, leading to legislation designed to promote financial stability such as the Dodd-Frank Act in the U.S. and efforts by various central banks to stimulate their countries’ economies.
ICE BofAML U.S. 3-Month Treasury Bill Index
ICE BofAML U.S. 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofAML U.S. High Yield BB-B Constrained Index
The ICE BofAML U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Maturity Wall
A maturity wall is the period in which many existing debt arrangements come due or approach maturity.
Mortgage-Backed Securities (MBS)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Municipal Market Data-Line®
The Municipal Market Data-Line®, which is published by Thomsen Reuters, provides proprietary indicative yield curves for the U.S. domestic municipal bond market on a daily basis, as well as intra-day indications of probable movement on those daily yield curves and certain other information relating to the U.S. domestic municipal bond market.
Payment-in-Kind Security (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Mortgage Investment Conduit (REMIC)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Tax Cuts and Jobs Act of 2017 (TCJA)
The Tax Cuts and Jobs Act, which became law in December 2017, provides the first major overhaul of the U.S. federal tax code since 1986. The TCJA modifies tax rates, policies, credits, and deductions for individuals and businesses.
U.S. Dollar Index®
The U.S. Dollar Index® is a geometrically-averaged calculation of the following six currencies weighted against the U.S. dollar: the euro, Japanese yen, British pound, Canadian dollar, Swedish krona and Swiss franc. The index is compiled by ICE Futures U.S., Inc. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
U.S. Treasury Inflation-Protected Securities (TIPS)
A treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
When-issued and Forward Commitments (Delayed Delivery)
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A: STGIX
Class I: STIGX
Class R: SCIGX
Class R6: STGZX
Virtus Seix Core Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 2.02%*†, Class I shares returned 2.13%*, Class R shares returned 1.82%*, and Class R6 Shares returned 2.24%*. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 2.70%*.
* Returns less than 1 year are not annualized.
† See footnote 3 on page 10.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	Amid a continued easing of financial conditions and benign inflation data, the Federal Reserve (the Fed) hiked interest rates three times, matching the forecast implied in its Summary of Economic Projections from December 2016. This put upward pressure on short- to intermediate-term U.S. Treasury yields relative to longer-term yields.
•	While the early consensus called for U.S. dollar strength, the currency found itself under pressure for most of the year, and the general international value of the U.S. Dollar Index® (DXY) declined just under 10% in 2017. Despite such weakness, foreign investors continued to invest in the U.S. market as it remained the high yielder among developed markets globally.
•	Global central bank liquidity continued to expand at a double-digit pace despite Fed rate hikes and the commencement of a balance sheet reduction strategy in the fourth quarter of 2017. This further fueled a reach for yield by investors globally.
•	Anchored longer-term interest rates, in tandem with the well-telegraphed and measured Fed tightening cycle, allowed volatility across both bond and equity markets to probe record lows. This created a backdrop for risk assets to outperform fairly consistently throughout the fiscal nine-month period.
•	Within the primary investment grade spread sectors, corporate credit was the best performer, with 3.46% of excess return versus a duration-equivalent U.S. Treasury bond. Residential mortgage-backed securities (MBS) offered a more muted 0.52% of excess return.
•	Among the secondary spread sectors, commercial MBS and asset-backed securities (ABS) delivered 1.58% and 0.92% of excess return, each versus a duration-equivalent U.S. Treasury bond, respectively.
What factors affected the Fund’s performance during its fiscal period?
•	Asset allocation to the primary spread sectors – corporate credit and residential MBS – was the largest drag on performance. The Fund was underweight exposure relative to the Bloomberg Barclays U.S. Aggregate Bond Index for a majority of the nine-month period, given that spreads were trading at or near the richest levels seen this cycle.
•	An allocation to U.S. Treasury inflation-protected securities (TIPS) early in the fiscal period was also a modest drag on relative performance, as benign inflation data drove TIPS to underperform in the first half of the reporting period.
•	Security selection within the corporate credit sector was a contributor to relative performance, as the Fund’s credit holdings outperformed the credit sleeve of the benchmark.
•	Asset allocation to the secondary spread sectors – commercial MBS and ABS – were also contributors to the Fund’s relative performance, as the sectors offered positive excess return and the Fund was modestly overweight each sector over the course of the fiscal period.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Core Bond Fund
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Mortgage-Backed Investments: Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, a fund’s performance may be more volatile than if it did not hold these securities.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Prospectus: For additional information on risks, please see the fund’s prospectus.
U.S. Government Securities: U.S. government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
U.S. Government Securities		47%
Mortgage-Backed Securities		27
Agency	22%
Non-Agency	5
Corporate Bonds And Notes		18
Financials	6
Energy	4
Information Technology	2
All other Corporate Bonds And Notes	6
Asset-Backed Securities		5
Credit Card	4
All other Asset-Backed Securities	1
Money Market Mutual Fund		3
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Core Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2,3]	2.91%	1.73%	4.04%	— %	—
Class A Shares at POP[4,5]	(0.95)	0.96	3.64	—	—
Class I Shares at NAV[2]	3.05	1.93	4.30	—	—
Class R Shares at NAV[2]	2.62	1.52	—	3.03	7/31/09
Class R6 Shares at NAV[2]	3.20	—	—	2.32	8/3/15
Bloomberg Barclays U.S. Aggregate Bond Index	3.54	2.10	4.01	— [6]	—
Fund Expense Ratios[7]: A Shares: Gross 0.81%, Net 0.65%; C Shares: Gross 0.67%, Net 0.51%; I Shares: Gross 1.06%, Net 0.92%; R6 Shares: Gross 0.51%, Net 0.37%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The index returned 3.71% for Class R shares and 2.44% for Class R6, respectively, since inception.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SAINX
Class C: STIFX
Class I: STICX
Virtus Seix Corporate Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 4.53%*, Class C shares returned 4.02%*, and Class I shares returned 4.86%* . For the same period, the Bloomberg Barclays U.S. Corporate Investment Grade Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 5.13%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	Amid a continued easing of financial conditions and benign inflation data, the Federal Reserve (the Fed) hiked interest rates three times, matching the forecast implied in its Summary of Economic Projections from December 2016. This put upward pressure on short- to intermediate-term U.S. Treasury yields relative to longer-term yields.
•	While the early consensus called for U.S. dollar strength, the currency found itself under pressure for most of the year, and the general international value of the U.S. Dollar Index® (DXY) declined just under 10% in 2017. Despite such weakness, foreign investors continued to invest in the U.S. market as it remained the high yielder among developed markets globally.
•	Global central bank liquidity continued to expand at a double-digit pace despite Fed rate hikes and the commencement of a balance sheet reduction strategy in the fourth quarter of 2017. This further fueled a reach for yield by investors globally.
•	Anchored longer-term interest rates, in tandem with the well-telegraphed and measured Fed tightening cycle, allowed volatility across both bond and equity markets to probe record lows. This created a backdrop for risk assets to outperform fairly consistently throughout the fiscal nine-month period.
•	Higher-volatility corporate credit outperformed during the fiscal period, with Baa-rated bonds providing 4.19% of excess return versus a duration-equivalent U.S. Treasury bond, while single-A issues provided 2.09% of excess return. Corporate bonds with longer maturities also outperformed, with long U.S. corporates delivering 5.47% of excess return above a Treasury bond with a similar duration, compared with 2.56% for intermediate-term corporates.
•	There was little differentiation among investment grade industrial, financial and utility sector performance for the period, as they generated 3.49%, 3.43% and 3.48% of excess return versus a duration-equivalent U.S. Treasury bond, respectively. However, long financial institutions’ credits provided 6.44% of excess return when compared with a Treasury bond with a similar duration, outperforming similarly dated long industrials (5.47%) and long utilities (4.63%).
What factors affected the Fund’s performance during its fiscal period?
•	The primary drivers of the Fund’s outperformance were both asset allocation and security selection.
•	Within asset allocation, positions in out-of-index emerging market credits, as well as overweight positioning in the metals sector (principally through gold mining credits) and refining sector were the largest contributors.
•	Security selection within the banking sector was a large contributor to outperformance, while security selection within the refining sector was also a notable contributor.
•	An underweight position in corporate bonds with maturities in the 20-year area detracted from relative performance.
•	An underweight position in the independent energy sector, as well as security selection in oilfield services and wireline credits, also detracted from relative performance.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Corporate Bond Fund
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Corporate Bonds And Notes		95%
Financials	34%
Energy	24
Information Technology	9
Consumer Discretionary	7
Real Estate	5
Industrials	4
Health Care	4
All other Corporate Bonds And Notes	8
Money Market Mutual Fund		3
Foreign Government Security		2
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Corporate Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	6.29%	3.31%	5.04%
Class A Shares at POP[3,4]	2.30	2.52	4.64
Class C Shares at NAV and with CDSC[2,4]	5.59	2.62	4.32
Class I Shares at NAV[2]	6.69	3.63	5.36
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	6.42	3.48	5.65
Fund Expense Ratios[5]: A Shares: Gross 1.19%, Net 0.96%; C Shares: Gross 1.91%, Net 1.66%; I Shares: Gross 1.05%, Net 0.71%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SFRAX
Class C: SFRCX
Class I: SAMBX
Class R6: SFRZX
Virtus Seix Floating Rate High Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of attempting to provide a high level of current income. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 2.47%*, Class C shares returned 1.89%*, Class I shares returned 2.70%*, and Class R6 Shares returned 2.78%*. For the same period, the Credit Suisse Leveraged Loan Index, the Fund’s style-specific benchmark appropriate for comparison, returned 3.01%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
The fiscal nine-month period ended December 31, 2017, saw solid performance for the leveraged loan asset class. Record refinancing activity for the loan market helped fuel primary issuance as well as extend the maturity wall and overall credit cycle. New institutional primary issuance ended 2017 at approximately $503 billion, a record. Collateralized loan obligation (CLO) issuance also contributed to the strong spate of deals, with $117 billion of new issuance reported in 2017, the second strongest year on record, and much higher than the original $50 to $65 billion anticipated earlier in the year.
Defaults played a minor role in loan market performance during the fiscal period. Given the firm fundamentals and constructive primary market calendar, leveraged loan default rates remained below the historical long-term average.
The announcement of U.S. tax reform served as a tailwind for credit assets. Recent interest rate hikes by the Federal Reserve (the Fed) added to the appeal of leveraged loans, which act as an inflationary hedge. Leveraged loans continued to look attractive relative to other fixed income asset classes based on their seniority in the capital structure
What factors affected the Fund’s performance during its fiscal period?
Exposure to the energy sector and positive security selection contributed to performance as the credits held in the Fund outperformed their respective peers. In the financials sector, an overweight position and positive security selection added to performance. Positive security selection and an underweight position in retail also contributed to relative returns.
The Fund’s exposure to cash detracted from performance during the fiscal nine-month period. An overweight and adverse security selection in transportation made a negative contribution to relative performance. Exposure to the telecom sector also detracted, with most of the underperformance due to a single issuer awaiting Federal Communications Commission (FCC) approval for its wireless spectrum.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Floating Rate High Income Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Floating Rate Loans: Floating rate loans are typically senior and secured, in contrast to other below-investment grade securities. However, there is no guarantee that the value of the collateral will not decline, causing a loan to be substantially unsecured. Loans generally are subject to restrictions on resale. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Participation in certain types of loans may limit the ability of a fund to enforce its rights and may involve assuming additional credit risks.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Leveraged Loans		87%
Healthcare	8%
Cable/Wireless Video	8
Information Technology	7
Gaming/Leisure	7
Service	6
Financial	6
Diversified Media	5
All other Leveraged Loans	40
Money Market Mutual Fund		9
Corporate Bonds And Notes		3
Common Stocks		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Floating Rate High Income Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	3.43%	3.57%	4.04%	— %	—
Class A Shares at POP[3,4]	0.59	2.99	3.75	—	—
Class C Shares at NAV and with CDSC[2,4]	2.82	2.95	3.40	—	—
Class I Shares at NAV[2]	3.87	3.88	4.36	—	—
Class R6 Shares at NAV[2]	3.97	—	—	4.68	2/1/15
Credit Suisse Leveraged Loan Index	4.25	4.33	4.57	4.54	—
Fund Expense Ratios[5]: A Shares: Gross 1.02%, Net 0.95%; C Shares: Gross 1.65%, Net 1.53%; I Shares: Gross 0.75%, Net 0.63%; R6 Shares: Gross 0.64%, Net 0.53%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SGTEX
Class I: SGATX
Virtus Seix Georgia Tax-Exempt Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 3.62%* and Class I shares returned 3.61%*. For the same period, the Bloomberg Barclays U.S. Municipal Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 3.81%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
For the fiscal nine months ended December 31, 2017, the municipal market was supported by reduced primary issuance and sustained demand. Risk premiums remained narrow despite headwinds in select sectors such as health care and local general obligation debt, making caution prudent and fundamental research indispensable for security selection.
Volatility was low for most of the period before moving higher in November and December 2017 as the Tax Cuts and Jobs Act of 2017 (TCJA) was debated and ultimately signed into law. The TCJA eliminates the ability of municipal issuers to engage in tax-exempt advance refunding of existing debt. Refunding activity has accounted for 35% to 55% of primary market debt issuance over the past 10 years. Private activity bond issuance was ultimately preserved for charitable organizations known as 501(c)(3) entities, despite being threatened in earlier versions of the bill. December 2017 witnessed record primary market activity as issuers scrambled to come to market given the above concerns.
Among AAA-rated municipal bonds, five-year yields rose 0.13% while 10- and 30-year yields fell 0.27% and 0.51%, respectively, over the nine months (according to Municipal Market Data-Line®). Total returns generally increased as credit quality decreased and maturities grew longer. Health care and leasing provided the best relative performance among the larger sectors of the Bloomberg Barclays Municipal Bond Index as the quest for incremental income endured.
What factors affected the Fund’s performance during its fiscal period?
An overweight to bonds with 12-year and longer final maturities assisted performance relative to the benchmark, while an underweight position in six- to 12-year bonds detracted.
The Fund’s overweights to the education and special tax sectors positively impacted performance, while an underweight position in state and local general obligation bonds was detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Georgia Tax-Exempt Bond Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
Prospectus: For additional information on risks, please see the fund’s prospectus.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Municipal Bonds		97%
General Revenue	33%
Pre-Refunded	19
Healthcare Revenue	12
Water & Sewer Revenue	11
Transportation Revenue	8
Tax Allocation Revenue	6
General Obligation	6
All other Municipal Bonds	2
Money Market Mutual Fund		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Georgia Tax-Exempt Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	4.42%	2.55%	3.73%
Class A Shares at POP[3,4]	1.55	1.98	3.44
Class I Shares at NAV[2]	4.43	2.67	3.87
Bloomberg Barclays U.S. Municipal Bond Index	5.45	3.02	4.46
Fund Expense Ratios[5]: A Shares: Gross 0.90%, Net 0.76%; I Shares: Gross 0.84%, Net 0.66%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SFLTX
Class I: SCFTX
Virtus Seix High Grade Municipal Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 4.12%* and Class I shares returned 4.24%*. For the same period, the Bloomberg Barclays U.S. Municipal Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 3.81%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
For the fiscal nine months ended December 31, 2017, the municipal market was supported by reduced primary issuance and sustained demand. Risk premiums remained narrow despite headwinds in select sectors such as health care and local general obligation debt, making caution prudent and fundamental research indispensable for security selection.
Volatility was low for most of the period before moving higher in November and December 2017 as the Tax Cuts and Jobs Act of 2017 (TCJA) was debated and ultimately signed into law. The TCJA eliminates the ability of municipal issuers to engage in tax-exempt advance refunding of existing debt. Refunding activity has accounted for 35% to 55% of primary market debt issuance over the past 10 years. Private activity bond issuance was ultimately preserved for charitable organizations known as 501(c)(3) entities, despite being threatened in earlier versions of the bill. December 2017 witnessed record primary market activity as issuers scrambled to come to market given the above concerns.
Among AAA-rated municipal bonds, five-year yields rose 0.13% while 10- and 30-year yields fell 0.27% and 0.51%, respectively, over the nine months (according to Municipal Market Data-Line®). Total returns generally increased as credit quality decreased and maturities grew longer. Health care and leasing provided the best relative performance among the larger sectors of the Bloomberg Barclays Municipal Bond Index as the quest for incremental income endured
What factors affected the Fund’s performance during its fiscal period?
An overweight position in bonds with 12-year and longer final maturities assisted performance relative to the benchmark, while an underweight of six- to 12-year bonds detracted.
The Fund’s overweight to the transportation and special tax sectors positively impacted performance, while underweight positions in local general obligation and leasing bonds were detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix High Grade Municipal Bond Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Prospectus: For additional information on risks, please see the fund’s prospectus.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Municipal Bonds	98%
Money Market Mutual Fund	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix High Grade Municipal Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	5.39%	3.46%	4.87%
Class A Shares at POP[3,4]	2.49	2.88	4.58
Class I Shares at NAV[2]	5.46	3.61	5.02
Bloomberg Barclays U.S. Municipal Bond Index	5.45	3.02	4.46
Fund Expense Ratios[5]: A Shares: Gross 0.98%, Net 0.84%; I Shares: Gross 0.88%, Net 0.69%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SAHIX
Class I: STHTX
Class R: STHIX
Class R6: STHZX
Virtus Seix High Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking high current income and, secondarily, total return (comprised of capital appreciation and income). There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 5.52%*, Class I shares returned 5.53%*, Class R shares returned 5.36%*, and Class R6 Shares returned 5.82%*. For the same period, the Bloomberg Barclays U.S. Corporate High Yield Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 4.68%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	The Bloomberg Barclays U.S. Corporate High Yield Bond Index registered a relatively healthy return of 4.68% for the nine months ended December 31, 2017.
•	Many positive factors came together during the year to provide ballast for high yield debt.
•	The U.S. economy continued to post steady, moderately positive growth.
•	Energy, currently the largest high yield industry by market value, profited from strengthening oil prices as supply and demand approached balance.
•	Despite the Federal Reserve (the Fed) having announced increases in the target federal funds rate, equity markets and most other risk assets continued to benefit from interest rates that were still low by historic standards.
•	While gross high yield issuance for the full year 2017 was $320 billion, compared with $286 billion for 2016, supply was manageable with issuance excluding refinancing activity measuring $120 billion, the smallest amount since 2011’s $110 billion.
What factors affected the Fund’s performance during its fiscal period?
•	The Fund’s return for Class I shares for the nine months ended December 31, 2017, was 5.53%, 0.85% ahead of the benchmark.
•	Contributors to relative outperformance included:
o An overweighting in finance, especially mortgage servicers and a consumer finance company,
o An underweighting in wireline telecommunications as specific, poorly managed providers that the Fund did not hold declined,
o The Fund’s overweighting and positive security selection in energy, which benefited from a recovery in oil prices, and
o Favorable security selection in health care, including specific pharmaceutical and health care service providers.
•	Partially offsetting the positive factors were:
o The Fund’s modest holding in cash in a rising market,
o An underweighting in the metals & mining sector, and
o Unfavorable security selection in retail, particularly one issuer that defaulted and one distressed issuer.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix High Income Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Floating Rate Loans: Floating rate loans are typically senior and secured, in contrast to other below-investment grade securities. However, there is no guarantee that the value of the collateral will not decline, causing a loan to be substantially unsecured. Loans generally are subject to restrictions on resale. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Participation in certain types of loans may limit the ability of a fund to enforce its rights and may involve assuming additional credit risks.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Corporate Bonds And Notes		91%
Energy	17%
Consumer Discretionary	16
Financials	15
Industrials	10
Health Care	7
Telecommunication Services	6
Real Estate	5
All other Corporate Bonds And Notes	15
Leveraged Loans		5
Money Market Mutual Fund		3
Common Stocks		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix High Income Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	7.37%	5.04%	7.45%	— %	—
Class A Shares at POP[3,4]	3.34	4.24	7.04	—	—
Class I Shares at NAV[2]	7.61	5.28	7.72	—	—
Class R Shares at NAV[2]	7.33	4.85	—	8.84	7/31/09
Class R6 Shares at NAV[2]	7.78	—	—	4.51	8/1/14
Bloomberg Barclays U.S. Corporate High Yield Bond Index	7.50	5.78	8.03	— [5]	—
Fund Expense Ratios[6]: A Shares: Gross 1.16%, Net 1.05%; I Shares: Gross 0.99%, Net 0.82%; R Shares: Gross 1.38%, Net 1.24%; R6 Shares: Gross 0.81%, Net 0.66%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 9.33% for Class R Shares and 5.25% for Class R6 Shares, respectively, since inception.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: HYPSX
Class I: SAMHX
Class R: HYLSX
Class R6: HYIZX
Virtus Seix High Yield Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking high income and, secondarily, capital appreciation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 4.63%*, Class I shares returned 4.64%*, Class R shares returned 4.45%*, and Class R6 Shares returned 4.85%*. For the same period, the ICE BofAML U.S. High Yield BB-B Constrained Index, the Fund’s style-specific benchmark appropriate for comparison, returned 4.59%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	The ICE BofAML U.S. High Yield BB-B Constrained Index registered a relatively healthy return of 4.59% for the nine months ended December 31, 2017.
•	Many positive factors came together during the year to provide ballast for high yield debt.
•	The U.S. economy continued to post steady, moderately positive growth.
•	Energy, currently the largest high yield industry by market value, profited from strengthening oil prices as supply and demand approached balance.
•	Despite the Federal Reserve (the Fed) having announced increases in the target federal funds rate, equity markets and most other risk assets continued to benefit from interest rates that were still low by historic standards.
•	While gross high yield issuance for the full year 2017 was $320 billion, compared with $286 billion for 2016, supply was manageable with issuance excluding refinancing activity measuring $120 billion, the smallest amount since 2011’s $110 billion.
What factors affected the Fund’s performance during its fiscal period?
•	The Fund’s return for Class I shares for the nine months ended December 31, 2017, was 4.64%, 0.05% ahead of the benchmark.
•	Contributors to relative outperformance included:
o An overweighting in finance,
o An underweighting in wireline telecommunications as specific, poorly managed providers that the Fund did not hold declined,
o The Fund’s overweighting and positive security selection in energy, which benefited from a recovery in oil prices,
o Favorable security selection in health care, including specific pharmaceutical and health care service providers, and
o Favorable security selection in diversified manufacturing and services.
•	Partially offsetting the positive factors were:
o The Fund’s modest holding in cash in a rising market,
o An underweighting in the metals & mining sector, and
o Unfavorable security selection in finance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix High Yield Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Floating Rate Loans: Floating rate loans are typically senior and secured, in contrast to other below-investment grade securities. However, there is no guarantee that the value of the collateral will not decline, causing a loan to be substantially unsecured. Loans generally are subject to restrictions on resale. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Participation in certain types of loans may limit the ability of a fund to enforce its rights and may involve assuming additional credit risks.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Corporate Bonds And Notes		92%
Consumer Discretionary	17%
Energy	15
Financials	13
Industrials	11
Telecommunication Services	9
Information Technology	6
Health Care	5
All other Corporate Bonds And Notes	16
Leveraged Loans		5
Money Market Mutual Fund		3
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix High Yield Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	6.84%	4.35%	6.14%	— %	—
Class A Shares at POP[3,4]	2.83	3.55	5.74	—	—
Class I Shares at NAV[2]	6.99	4.55	6.32	—	—
Class R Shares at NAV[2]	6.57	4.12	—	7.13	7/31/09
Class R6 Shares at NAV[2]	7.11	—	—	8.02	8/1/16
ICE BofAML U.S. High Yield BB-B Constrained Index	6.98	5.59	7.33	— [5]	—
Fund Expense Ratios[6]: A Shares: Gross 0.99%, Net 0.83%; I Shares: Gross 0.81%, Net 0.65%; R Shares: Gross 1.18%, Net 1.05%; R6 Shares: Gross 0.68%, Net 0.54%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 8.67% for Class R Shares and 7.75% for Class R6 Shares, respectively, since inception.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SISIX
Class I: STTBX
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 2.76%* and Class I shares returned 2.79%*. For the same period, the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, the Fund’s style-specific benchmark appropriate for comparison, returned 2.74%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
For the fiscal nine months ended December 31, 2017, the municipal market was supported by reduced primary issuance and sustained demand. Risk premiums remained narrow despite headwinds in select sectors such as health care and local general obligation debt, making caution prudent and fundamental research indispensable for security selection.
Volatility was low for most of the period before moving higher in November and December 2017 as the Tax Cuts and Jobs Act of 2017 (TCJA) was debated and ultimately signed into law. The TCJA eliminates the ability of municipal issuers to engage in tax-exempt advance refunding of existing debt. Refunding activity has accounted for 35% to 55% of primary market debt issuance over the past 10 years. Private activity bond issuance was ultimately preserved for charitable organizations known as 501(c)(3) entities, despite being threatened in earlier versions of the bill. December 2017 witnessed record primary market activity as issuers scrambled to come to market given the above concerns.
Among AAA-rated municipal bonds, five-year yields rose 0.13% while 10- and 30-year yields fell 0.27% and 0.51%, respectively, over the nine months (according to Municipal Market Data-Line®). Total returns generally increased as credit quality decreased and maturities grew longer. Health care and leasing provided the best relative performance among the larger sectors of the Bloomberg Barclays Municipal Bond Index as the quest for incremental income endured.
What factors affected the Fund’s performance during its fiscal period?
An overweight position in bonds with 12-year and longer final maturities assisted performance relative to the benchmark, while an underweight of four- to 12-year bonds detracted.
The Fund’s overweight to the special tax sector and security selection within the transportation sector positively impacted performance, while underweight positions in local general obligation and leasing bonds were detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Prospectus: For additional information on risks, please see the fund’s prospectus.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Municipal Bonds	97%
Money Market Mutual Fund	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	3.65%	2.19%	3.97%
Class A Shares at POP[3,4]	0.80	1.62	3.68
Class I Shares at NAV[2]	3.81	2.33	4.20
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index	4.33	2.46	3.99
Fund Expense Ratios[5]: A Shares: Gross 1.03%, Net 0.82%; I Shares: Gross 0.85%, Net 0.67%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class I: SAMLX
Virtus Seix Limited Duration Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking current income, while preserving liquidity and principal. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 1.03%*. For the same period, the ICE BofAML U.S. 3-Month Treasury Bill Index, the Fund’s style-specific benchmark appropriate for comparison, returned 0.75%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	Amid a continued easing of financial conditions and benign inflation data, the Federal Reserve (the Fed) hiked interest rates three times, matching the forecast implied in its Summary of Economic Projections from December 2016. This put upward pressure on short- to intermediate-term U.S. Treasury yields relative to longer-term yields.
•	While the early consensus called for U.S. dollar strength, the currency found itself under pressure for most of the year, and the general international value of the U.S. Dollar Index® (DXY) declined just under 10% in 2017. Despite such weakness, foreign investors continued to invest in the U.S. market as it remained the high yielder among developed markets globally.
•	Global central bank liquidity continued to expand at a double-digit pace despite Fed rate hikes and the commencement of a balance sheet reduction strategy in the fourth quarter of 2017. This further fueled a reach for yield by investors globally.
•	Anchored longer-term interest rates, in tandem with the well-telegraphed and measured Fed tightening cycle, allowed volatility across both bond and equity markets to probe record lows. This created a backdrop for risk assets to outperform fairly consistently throughout the fiscal nine-month period.
•	As a result of the Fed rate hikes, three-month Treasury bill rates increased 0.88% to 1.38%, six-month Treasury rates increased 0.92% to 1.53%, and one-month London Interbank Offered Rate (LIBOR) increased 0.79% to 1.56%.
What factors affected the Fund’s performance during its fiscal period?
•	The primary driver of the Fund’s outperformance was the allocation to floating rate securities, given the rising short rate environment and the cash-equivalent nature of the strategy.
•	Certain agency adjustable-rate mortgage (ARM) exposure was also a relative detractor due to the ability of the securities to be called, which has the effect of limiting price appreciation.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Limited Duration Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Mortgage-Backed Investments: Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, a fund’s performance may be more volatile than if it did not hold these securities.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Mortgage-Backed Securities	88%
Asset-Backed Securities	9
Money Market Mutual Fund	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Limited Duration Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class I Shares at NAV[2]	1.37%	0.52%	0.69%
ICE BofAML U.S. 3-Month Treasury Bill Index	0.86	0.27	0.39
Fund Expense Ratios[3]: I Shares: Gross 0.55%, Net 0.36%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SNCIX
Class I: CNCFX
Virtus Seix North Carolina Tax-Exempt Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is non-diversified and has an investment objective of seeking current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 3.30%* and Class I shares returned 3.51%*. For the same period, the Bloomberg Barclays U.S. Municipal Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 3.81%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
For the fiscal nine months ended December 31, 2017, the municipal market was supported by reduced primary issuance and sustained demand. Risk premiums remained narrow despite headwinds in select sectors such as health care and local general obligation debt, making caution prudent and fundamental research indispensable for security selection.
Volatility was low for most of the period before moving higher in November and December 2017 as the Tax Cuts and Jobs Act of 2017 (TCJA) was debated and ultimately signed into law. The TCJA eliminates the ability of municipal issuers to engage in tax-exempt advance refunding of existing debt. Refunding activity has accounted for 35% to 55% of primary market debt issuance over the past 10 years. Private activity bond issuance was ultimately preserved for charitable organizations known as 501(c)(3) entities, despite being threatened in earlier versions of the bill. December 2017 witnessed record primary market activity as issuers scrambled to come to market given the above concerns.
Among AAA-rated municipal bonds, five-year yields rose 0.13% while 10- and 30-year yields fell 0.27% and 0.51%, respectively, over the nine months (according to Municipal Market Data-Line®). Total returns generally increased as credit quality decreased and maturities grew longer. Health care and leasing provided the best relative performance among the larger sectors of the Bloomberg Barclays Municipal Bond Index as the quest for incremental income endured.
What factors affected the Fund’s performance during its fiscal period?
Overweight positions in bonds with eight- to 17-year and 22-year and longer final maturities assisted performance relative to the benchmark, while an underweight to two- to six-year bonds detracted.
The Fund’s overweight to the education sector positively impacted performance, while an underweight position in state general obligation bonds was detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix North Carolina Tax-Exempt Bond Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
Prospectus: For additional information on risks, please see the fund’s prospectus.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Municipal Bonds		97%
General Revenue	24%
Transportation Revenue	18
Pre-Refunded	12
Healthcare Revenue	12
General Obligation	10
Electric Revenue	10
Water & Sewer Revenue	6
All other Municipal Bonds	5
Money Market Mutual Fund		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix North Carolina Tax-Exempt Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	4.16%	2.34%	3.70%
Class A Shares at POP[3,4]	1.29	1.77	3.41
Class I Shares at NAV[2]	4.31	2.50	3.86
Bloomberg Barclays U.S. Municipal Bond Index	5.45	3.02	4.46
Fund Expense Ratios[5]: A Shares: Gross 0.99%, Net 0.82%; I Shares: Gross 0.94%, Net 0.77%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: STSBX
Class C: SCBSX
Class I: SSBTX
Virtus Seix Short-Term Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 0.27%*, Class C shares returned (0.36)%*†, and Class I shares returned 0.31%* . For the same period, the Bloomberg Barclays 1-3 Year Government/Credit Index, the Fund’s style-specific benchmark appropriate for comparison, returned 0.44%*.
* Returns less than 1 year are not annualized.
† See footnote 5 on page 40.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	Amid a continued easing of financial conditions and benign inflation data, the Federal Reserve (the Fed) hiked interest rates three times, matching the forecast implied in its Summary of Economic Projections from December 2016. This put upward pressure on short- to intermediate-term U.S. Treasury yields relative to longer-term yields.
•	While the early consensus called for U.S. dollar strength, the currency found itself under pressure for most of the year, and the general international value of the U.S. Dollar Index® (DXY) declined just under 10% in 2017. Despite such weakness, foreign investors continued to invest in the U.S. market as it remained the high yielder among developed markets globally.
•	Global central bank liquidity continued to expand at a double-digit pace despite Fed rate hikes and the commencement of a balance sheet reduction strategy in the fourth quarter of 2017. This further fueled a reach for yield by investors globally.
•	Anchored longer-term interest rates, in tandem with the well-telegraphed and measured Fed tightening cycle, allowed volatility across both bond and equity markets to probe record lows. This created a backdrop for risk assets to outperform fairly consistently throughout the fiscal nine-month period.
•	Within the primary investment grade spread sectors, corporate credit was the best performer, with 3.46% of excess return versus a duration-equivalent U.S. Treasury bond. Residential mortgage-backed securities (MBS) offered a more muted 0.52% of excess return.
•	Among the secondary spread sectors, commercial MBS and asset-backed securities (ABS) delivered 1.58% and 0.92% of excess return, each versus a duration-equivalent U.S. Treasury bond, respectively.
What factors affected the Fund’s performance during its fiscal period?
•	Asset allocation to the securitized spread sectors – residential and commercial mortgage-backed securities (MBS) and asset-backed securities (ABS) – was the primary contributor to the Fund’s relative performance, as these sectors are out of index and offered positive excess return versus a duration-equivalent U.S. Treasury bond. The Fund was consistently invested in these securitized sectors over the course of the fiscal nine months.
•	Asset allocation to the corporate credit sector was also a primary contributor to relative performance, as the Fund was overweight exposure relative to the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index for a majority of the fiscal period.
•	Security selection within the corporate credit sector was a drag on relative performance, as the Fund’s credit holdings underperformed the credit sleeve of the benchmark.
•	Given tight spreads, residential MBS exposure was a drag on performance relative to the performance of the other securitized sector exposure in the Fund.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Short-Term Bond Fund
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Mortgage-Backed Investments: Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, a fund’s performance may be more volatile than if it did not hold these securities.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Prospectus: For additional information on risks, please see the fund’s prospectus.
U.S. Government Securities: U.S. government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Corporate Bonds And Notes		46%
Financials	21%
Consumer Discretionary	7
Information Technology	7
Utilities	4
Materials	3
Consumer Staples	3
Industrials	1
U.S. Government Securities		26
Mortgage-Backed Securities		25
Asset-Backed Securities		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Short-Term Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	0.56%	0.44%	1.62%
Class A Shares at POP[3,4]	(1.70)	(0.01)	1.39
Class C Shares at NAV and with CDSC[2,4,5]	(0.23)	(0.16)	0.92
Class I Shares at NAV[2]	0.56	0.62	1.82
Bloomberg Barclays 1-3 Year Government/Credit Bond Index	0.84	0.84	1.85
Fund Expense Ratios[6]: A Shares: Gross 0.93%, Net 0.80%; C Shares: Gross 1.70%, Net 1.57%; I Shares: Gross 0.82%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SMMAX
Class I: CMDTX
Virtus Seix Short-Term Municipal Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 0.39%* and Class I shares returned 0.52%*. For the same period, the Bloomberg Barclays Municipal Bond 1-5 Year Index, the Fund’s style-specific benchmark appropriate for comparison, returned 0.40%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
For the fiscal nine months ended December 31, 2017, the municipal market was supported by reduced primary issuance and sustained demand. Risk premiums remained narrow despite headwinds in select sectors such as health care and local general obligation debt, making caution prudent and fundamental research indispensable for security selection.
Volatility was low for most of the period before moving higher in November and December 2017 as the Tax Cuts and Jobs Act of 2017 (TCJA) was debated and ultimately signed into law. The TCJA eliminates the ability of municipal issuers to engage in tax-exempt advance refunding of existing debt. Refunding activity has accounted for 35% to 55% of primary market debt issuance over the past 10 years. Private activity bond issuance was ultimately preserved for charitable organizations known as 501(c)(3) entities, despite being threatened in earlier versions of the bill. December 2017 witnessed record primary market activity as issuers scrambled to come to market given the above concerns.
Among AAA-rated municipal bonds, five-year yields rose 0.13% while 10- and 30-year yields fell 0.27% and 0.51%, respectively, over the nine months (according to Municipal Market Data-Line®). Total returns generally increased as credit quality decreased and maturities grew longer. Health care and leasing provided the best relative performance among the larger sectors of the Bloomberg Barclays Municipal Bond Index as the quest for incremental income endured.
What factors affected the Fund’s performance during its fiscal period?
An overweight position in bonds with maturities less than one year, as well as final maturities of six years and longer, assisted performance relative to the benchmark. An underweight of two- to four-year bonds detracted.
The Fund’s overweight to the transportation and lease sectors positively impacted performance, whereas security selection in the education sector was detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Short-Term Municipal Bond Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
Prospectus: For additional information on risks, please see the fund’s prospectus.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Municipal Bonds	96%
Money Market Mutual Fund	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Short-Term Municipal Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	1.23%	0.55%	2.71%
Class A Shares at POP[3,4]	(1.05)	0.09	2.47
Class I Shares at NAV[2]	1.25	0.70	2.83
Bloomberg Barclays Municipal Bond 1-5 Year Index	1.61	1.07	2.32
Fund Expense Ratios[5]: A Shares: Gross 0.92%, Net 0.67%; I Shares: Gross 0.84%, Net 0.50%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: CBPSX
Class I: SAMFX
Class R: SCBLX
Class R6: SAMZX
Virtus Seix Total Return Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 1.37%*, Class I shares returned 1.56%*, Class R shares returned 1.18%*, and Class R6 Shares returned 1.68%*. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s style-specific benchmark appropriate for comparison, returned 2.70%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	Amid a continued easing of financial conditions and benign inflation data, the Federal Reserve (the Fed) hiked interest rates three times, matching the forecast implied in its Summary of Economic Projections from December 2016. This put upward pressure on short- to intermediate-term U.S. Treasury yields relative to longer-term yields.
•	While the early consensus called for U.S. dollar strength, the currency found itself under pressure for most of the year, and the general international value of the U.S. Dollar Index® (DXY) declined just under 10% in 2017. Despite such weakness, foreign investors continued to invest in the U.S. market as it remained the high yielder among developed markets globally.
•	Global central bank liquidity continued to expand at a double-digit pace despite Fed rate hikes and the commencement of a balance sheet reduction strategy in the fourth quarter of 2017. This further fueled a reach for yield by investors globally.
•	Anchored longer-term interest rates, in tandem with the well-telegraphed and measured Fed tightening cycle, allowed volatility across both bond and equity markets to probe record lows. This created a backdrop for risk assets to outperform fairly consistently throughout the fiscal nine-month period.
•	Within the primary investment grade spread sectors, corporate credit was the best performer with 3.46% of excess return versus a duration-equivalent U.S. Treasury bond. Residential mortgage-backed securities (MBS) offered a more muted 0.52% of excess return.
•	Among the secondary spread sectors, commercial MBS and asset-backed securities (ABS) delivered 1.58% and 0.92% of excess return, each versus a duration-equivalent U.S. Treasury bond, respectively.
What factors affected the Fund’s performance during its fiscal period?
•	The primary driver of the Fund’s underperformance was a short position in the high yield (HY) market, which was expressed through credit default swaps that anticipated HY underperformance due to elevated valuations.
•	Asset allocation to the primary spread sectors – corporate credit and residential MBS – were also drags on performance. The Fund was underweight exposure relative to the Bloomberg Barclays U.S. Aggregate Bond Index for a majority of the nine-month period, given that spreads were trading at or near the richest levels seen this cycle.
•	An allocation to U.S. Treasury inflation-protected securities (TIPS) early in the fiscal period was also a modest drag on relative performance, as benign inflation data drove TIPS to underperform in the first half of the reporting period.
•	Security selection within the corporate credit sector was a contributor to relative performance, as the Fund’s credit holdings outperformed the credit sleeve of the benchmark.
•	Global strategies contributed modestly to relative performance through out-of-index allocations in several emerging markets.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Total Return Bond Fund
•	Asset allocation to the secondary spread sectors – commercial MBS and ABS – were also contributors to the Fund’s relative performance, as the sectors offered positive excess return and the Fund was modestly overweight each sector over the course of the fiscal period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
High Yield-High Risk Fixed Income
Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Mortgage-Backed Investments: Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, a fund’s performance may be more volatile than if it did not hold these securities.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
U.S. Government Securities		41%
Mortgage-Backed Securities		28
Agency	23%
Non-Agency	5
Corporate Bonds And Notes		18
Financials	6
Energy	4
All other Corporate Bonds And Notes	8
Asset-Backed Securities		5
Credit Card	4
All other Asset-Backed Securities	1
Foreign Government Securities		5
Money Market Mutual Fund		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Total Return Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	2.42%	1.54%	4.13%	— %	—
Class A Shares at POP[3,4]	(1.42)	0.77	3.73	—	—
Class I Shares at NAV[2]	2.67	1.81	4.43	—	—
Class R Shares at NAV[2]	2.13	1.21	—	3.53	2/13/09
Class R6 Shares at NAV[2]	2.83	—	—	2.33	8/1/14
Bloomberg Barclays U.S. Aggregate Bond Index	3.54	2.10	4.01	— [5]	—
Fund Expense Ratios[6]: A Shares: Gross 0.88%, Net 0.71%; I Shares: Gross 0.61%, Net 0.47%; R Shares: Gross 1.17%, Net 1.07%; R6 Shares: Gross 0.46%, Net 0.32%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 3.99% for Class R Shares and 2.55% for Class R6 Shares, respectively, since inception.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class I: SIGVX
Class R6: SIGZX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize current income consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal year ended December 31, 2017, the Fund’s Class I shares at NAV returned 0.92%*†, and Class R6 Shares returned 1.04%*. For the same period, the Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index, the Fund’s style-specific benchmark appropriate for comparison, returned 0.74%*.
* Returns less than 1 year are not annualized.
† See footnote 3 on page 49.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	Amid a continued easing of financial conditions and benign inflation data, the Federal Reserve (the Fed) hiked interest rates three times, matching the forecast implied in its Summary of Economic Projections from December 2016. This put upward pressure on short- to intermediate-term U.S. Treasury yields relative to longer-term yields.
•	While the early consensus called for U.S. dollar strength, the currency found itself under pressure for most of the year, and the general international value of the U.S. Dollar Index® (DXY) declined just under 10% in 2017. Despite such weakness, foreign investors continued to invest in the U.S. market as it remained the high yielder among developed markets globally.
•	Global central bank liquidity continued to expand at a double-digit pace despite Fed rate hikes and the commencement of a balance sheet reduction strategy in the fourth quarter of 2017. This further fueled a reach for yield by investors globally.
•	Anchored longer-term interest rates, in tandem with the well-telegraphed and measured Fed tightening cycle, allowed volatility across both bond and equity markets to probe record lows. This created a backdrop for risk assets to outperform fairly consistently throughout the fiscal nine-month period.
•	As a result of the Fed rate hikes, three-month Treasury bill rates increased 0.88% to 1.38%, six-month Treasury rates increased 0.92% to 1.53%, and one-month London Interbank Offered Rate (LIBOR) increased 0.79% to 1.56%.
What factors affected the Fund’s performance during its fiscal period?
•	The primary driver of the Fund’s outperformance was keeping interest rate risk near the low end of the range for the fiscal nine-month period. An allocation to floating rate securities also contributed positively, given the rising short rate environment.
•	A secondary driver of outperformance was the Fund’s allocation to floating rate agency commercial mortgage-backed securities.
•	The allocation to post-reset agency adjustable-rate mortgage (ARM) securities, while near historic lows for the Fund, was a detractor from performance as prepayments came in higher than expectations.
•	Other agency ARM exposure was also a relative detractor due to the ability of the securities to be called, which has the effect of limiting price appreciation.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Mortgage-Backed Investments: Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, a fund’s performance may be more volatile than if it did not hold these securities.
Prospectus: For additional information on risks, please see the fund’s prospectus.
U.S. Government Guarantees: U.S. Government guarantees apply only to the underlying securities of a fund’s portfolio and not a fund’s shares.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Mortgage-Backed Securities		91%
Agency	91%
U.S. Government Securities		5
Money Market Mutual Fund		3
Asset-Backed Security		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class I Shares at NAV[2,3]	1.30%	0.57%	1.64%	— %	—
Class R6 Shares at NAV[2]	1.46	—	—	1.29	8/1/16
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index	0.85	0.33	0.55	0.73	—
Fund Expense Ratios[4]: I Shares: Gross 0.56%, Net 0.42%; R6 Shares: Gross 0.40%, Net 0.27%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[4]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SLTMX
Class C: SCLFX
Class I: SLMTX
Virtus Seix U.S. Mortgage Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 1.72%*†, Class C shares returned 1.17%*†, and Class I shares returned 1.88%*†. For the same period, the Bloomberg Barclays U.S. Mortgage Backed Securities Index, the Fund’s style-specific benchmark appropriate for comparison, returned 1.99%*.
* Returns less than 1 year are not annualized.
† See footnote 3 on page 52.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	Amid a continued easing of financial conditions and benign inflation data, the Federal Reserve (the Fed) hiked interest rates three times, matching the forecast implied in its Summary of Economic Projections from December 2016. This put upward pressure on short- to intermediate-term U.S. Treasury yields relative to longer-term yields.
•	While the early consensus called for U.S. dollar strength, the currency found itself under pressure for most of the year, and the general international value of the U.S. Dollar Index® (DXY) declined just under 10% in 2017. Despite such weakness, foreign investors continued to invest in the U.S. market as it remained the high yielder among developed markets globally.
•	Global central bank liquidity continued to expand at a double-digit pace despite Fed rate hikes and the commencement of a balance sheet reduction strategy in the fourth quarter of 2017. This further fueled a reach for yield by investors globally.
•	Anchored longer-term interest rates, in tandem with the well-telegraphed and measured Fed tightening cycle, allowed volatility across both bond and equity markets to probe record lows. This created a backdrop for risk assets to outperform fairly consistently throughout the fiscal nine-month period.
•	Within mortgage-backed securities (MBS), Federal National Mortgage Association (FNMA, or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC, or Freddie Mac) securities outperformed Government National Mortgage Association (GNMA, or Ginnie Mae) securities.
What factors affected the Fund’s performance during its fiscal period?
•	The primary driver of the Fund’s underperformance was an underweight position in 30-year 3.0% and 3.5% coupon MBS throughout the fiscal period. These securities continued to benefit from Fed balance sheet reinvestment.
•	The secondary driver of the underperformance was a 4% overweight to GNMA later in the fiscal period.
•	The primary positive contributor to performance was a general underweight to GNMA securities, which underperformed FNMA and FHLMC securities.
•	The Fund’s allocation to commercial MBS was also a positive contributor to performance, as that sub-sector significantly outperformed residential MBS. The excess return of commercial MBS versus a duration-equivalent U.S. Treasury bond was 1.58%, while it was 0.52% for residential MBS.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix U.S. Mortgage Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Mortgage-Backed Investments: Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, a fund’s performance may be more volatile than if it did not hold these securities.
Prospectus: For additional information on risks, please see the fund’s prospectus.
U.S. Government Guarantees: U.S. Government guarantees apply only to the underlying securities of a fund’s portfolio and not a fund’s shares.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Mortgage-Backed Securities		95%
Agency	91%
Non-Agency	4
Money Market Mutual Fund		3
U.S. Government Security		2
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix U.S. Mortgage Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2,3]	2.16%	1.69%	3.50%
Class A Shares at POP[4,5]	(0.13)	1.23	3.26
Class C Shares at NAV and with CDSC[2,3,5]	1.43	0.92	2.69
Class I Shares at NAV[2,3]	2.28	1.89	3.70
Bloomberg Barclays U.S. Mortgage Backed Securities Index	2.47	2.04	3.84
Fund Expense Ratios[6]: A Shares: Gross 1.18%, Net 0.91%; C Shares: Gross 1.93%, Net 1.66%; I Shares: Gross 1.09%, Net 0.71%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class I: SISSX
Virtus Seix Ultra-Short Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking to maximize current income consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 1.21%*. For the same period, the Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index, the Fund’s style-specific benchmark appropriate for comparison, returned 0.74%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
•	Amid a continued easing of financial conditions and benign inflation data, the Federal Reserve (the Fed) hiked interest rates three times, matching the forecast implied in its Summary of Economic Projections from December 2016. This put upward pressure on short- to intermediate-term U.S. Treasury yields relative to longer-term yields.
•	While the early consensus called for U.S. dollar strength, the currency found itself under pressure for most of the year, and the general international value of the U.S. Dollar Index® (DXY) declined just under 10% in 2017. Despite such weakness, foreign investors continued to invest in the U.S. market as it remained the high yielder among developed markets globally.
•	Global central bank liquidity continued to expand at a double-digit pace despite Fed rate hikes and the commencement of a balance sheet reduction strategy in the fourth quarter of 2017. This further fueled a reach for yield by investors globally.
•	Anchored longer-term interest rates, in tandem with the well-telegraphed and measured Fed tightening cycle, allowed volatility across both bond and equity markets to probe record lows. This created a backdrop for risk assets to outperform fairly consistently throughout the fiscal nine-month period.
•	As a result of the Fed rate hikes, three-month Treasury bill rates increased 0.88% to 1.38%, six-month Treasury rates increased 0.92% to 1.53%, and one-month London Interbank Offered Rate (LIBOR) increased 0.79% to 1.56%.
What factors affected the Fund’s performance during its fiscal period?
•	The primary driver of the Fund’s outperformance was keeping interest rate risk near the low end of the range for the fiscal nine-month period. An allocation to floating rate securities also contributed positively, given the rising short rate environment.
•	A secondary driver of outperformance was the Fund’s consistent allocation to the spread sectors – corporate credit and securitized assets – as spreads generally tightened during the period.
•	Corporate financial exposure was a detractor from performance, as it was the weakest performer among the spread sectors.
•	Certain agency adjustable-rate mortgage (ARM) exposure was also a relative detractor due to the ability of the securities to be called, which has the effect of limiting price appreciation.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Ultra-Short Bond Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Mortgage-Backed Investments: Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, a fund’s performance may be more volatile than if it did not hold these securities.
Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Corporate Bonds And Notes		47%
Financials	14%
Consumer Discretionary	9
Consumer Staples	5
Information Technology	4
Health Care	4
Energy	3
Materials	3
Industrials	3
Utilities	2
Mortgage-Backed Securities		39
Agency	30
Non-Agency	9
Asset-Backed Securities		11
Credit Card	6
Automobiles	3
Equipment	2
Money Market Mutual Fund		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Ultra-Short Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class I Shares at NAV[2]	1.62%	0.92%	1.55%
Bloomberg Barclays 3-6 Month U.S. Treasury Bill Index	0.85	0.33	0.55
Fund Expense Ratios[3]: I Shares: Gross 0.60%, Net 0.42%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: CVIAX
Class I: CRVTX
Virtus Seix Virginia Intermediate Municipal Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Seix Investment Advisors LLC
The Fund is diversified and has an investment objective of seeking current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 2.80%* and Class I shares returned 2.91%*. For the same period, the Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index, the Fund’s style-specific benchmark appropriate for comparison, returned 2.74%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
For the fiscal nine months ended December 31, 2017, the municipal market was supported by reduced primary issuance and sustained demand. Risk premiums remained narrow despite headwinds in select sectors such as health care and local general obligation debt, making caution prudent and fundamental research indispensable for security selection.
Volatility was low for most of the period before moving higher in November and December 2017 as the Tax Cuts and Jobs Act of 2017 (TCJA) was debated and ultimately signed into law. The TCJA eliminates the ability of municipal issuers to engage in tax-exempt advance refunding of existing debt. Refunding activity has accounted for 35% to 55% of primary market debt issuance over the past 10 years. Private activity bond issuance was ultimately preserved for charitable organizations known as 501(c)(3) entities, despite being threatened in earlier versions of the bill. December 2017 witnessed record primary market activity as issuers scrambled to come to market given the above concerns.
Among AAA-rated municipal bonds, five-year yields rose 0.13% while 10- and 30-year yields fell 0.27% and 0.51%, respectively, over the nine months (according to Municipal Market Data-Line®). Total returns generally increased as credit quality decreased and maturities grew longer. Leasing and health care provided the best relative performance among the larger sectors of the Bloomberg Barclays Municipal Bond Index as the quest for incremental income endured.
What factors affected the Fund’s performance during its fiscal period?
An overweight to bonds with 17-year and longer final maturities assisted performance relative to the benchmark, while an underweight position in two- to six-year bonds detracted.
The Fund’s overweights to the special tax and leasing sectors positively impacted performance, while an underweight position in state and local general obligation bonds was detrimental.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Virginia Intermediate Municipal Bond Fund
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the fund to decrease in value.
Prospectus: For additional information on risks, please see the fund’s prospectus.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Municipal Bonds		94%
General Revenue	37%
Water & Sewer Revenue	14
Healthcare Revenue	11
Transportation Revenue	10
Lease Revenue	9
General Obligation	8
Pre-Refunded	5
Money Market Mutual Fund		6
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Virginia Intermediate Municipal Bond Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	3.86%	2.04%	3.44%
Class A Shares at POP[3,4]	1.01	1.47	3.15
Class I Shares at NAV[2]	4.00	2.17	3.58
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index	4.33	2.46	3.99
Fund Expense Ratios[5]: A Shares: Gross 0.95%, Net 0.80%; I Shares: Gross 0.87%, Net 0.66%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—46.9%
U.S. Treasury Bond 2.750%, 8/15/47	$14,729	$ 14,731
U.S. Treasury Note
0.750%, 8/15/19	13,866	13,619
1.375%, 4/30/20	14,581	14,399
2.000%, 5/31/21	14,794	14,768
1.875%, 1/31/22	7,315	7,238
1.875%, 7/31/22	6,716	6,624
2.250%, 11/15/27	23,118	22,785
Total U.S. Government Securities (Identified Cost $94,552)		94,164
Mortgage-Backed Securities—27.7%
Agency—21.9%
Federal Home Loan Mortgage Corporation
Pool #A95085 4.000%, 11/1/40	257	270
Pool #A95796 4.000%, 12/1/40	92	97
Pool #A95822 4.000%, 12/1/40	445	470
Pool #C04123 4.000%, 7/1/42	756	797
Pool #G01779 5.000%, 4/1/35	100	108
Pool #G01837 5.000%, 7/1/35	44	48
Pool #G01838 5.000%, 7/1/35	21	23
Pool #G05326 5.000%, 2/1/38	93	101
Pool #G05606 4.500%, 7/1/39	1,207	1,288
Pool #G06061 4.000%, 10/1/40	310	328
Pool #G08347 4.500%, 6/1/39	106	113
Pool #G08353 4.500%, 7/1/39	137	146
Pool #G08372 4.500%, 11/1/39	406	434
Pool #G60019 4.500%, 3/1/44	1,430	1,525
Pool #G60126 4.500%, 11/1/41	39	42
Pool #G60589 4.000%, 2/1/45	1,337	1,399
Pool #G60661 4.000%, 7/1/46	2,848	2,980
Pool #Q13801 3.000%, 12/1/42	189	190
Pool #Q31645 4.000%, 2/1/45	111	117
Pool #Q35611 4.000%, 9/1/45	1,038	1,090
Pool #Q37163 3.500%, 11/1/45	574	593
Pool #Q38473 4.000%, 1/1/46	702	734
Pool #Q40123 3.500%, 4/1/46	568	587
	Par Value	Value
Agency—continued
Pool #Q40124 3.500%, 4/1/46	$ 707	$ 731
Pool #V81992 4.000%, 10/1/45	1,313	1,374
Federal National Mortgage Association
Pool #AL0215 4.500%, 4/1/41	621	666
Pool #AL6223 4.500%, 8/1/44	656	699
Pool #AL7497 3.500%, 9/1/40	2,008	2,074
Pool #AL9127 4.000%, 10/1/44	1,545	1,630
Pool #AP7874 3.500%, 10/1/42	174	179
Pool #AS6515 4.000%, 1/1/46	1,048	1,097
Pool #AS9571 3.500%, 5/1/42	2,017	2,083
Pool #AV3452 4.000%, 2/1/44	533	559
Pool #AW8154 3.500%, 1/1/42	1,022	1,057
Pool #AY2685 4.500%, 1/1/45	84	89
Pool #AZ0572 3.000%, 6/1/42	414	417
Pool #AZ9213 4.000%, 10/1/45	1,137	1,197
Pool #BA6414 3.000%, 12/1/41	201	202
Pool #BC2470 3.500%, 2/1/46	467	484
Pool #BE5050 4.000%, 9/1/45	926	970
Pool #MA0639 4.000%, 2/1/41	186	195
Pool #MA2341 4.500%, 6/1/45	47	50
Government National Mortgage Association
Pool #783653 5.000%, 8/15/40	112	121
Pool #AM0226 4.000%, 5/15/45	770	804
Pool #AM8631 4.000%, 7/15/45	499	521
Pool #AN5745 4.000%, 7/15/45	580	606
Pool #AN5766 4.000%, 7/15/45	252	263
Pool #AV6530 4.000%, 8/20/46	248	259
Pool #MA4072 5.000%, 11/20/46	321	344
Pool #MA4779 4.000%, 10/20/47	2,312	2,422
Pool #MA4838 4.000%, 11/20/47	5,466	5,730
See Notes to Financial Statements.

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #MA4901 4.000%, 12/20/47	$ 3,532	$ 3,703
		44,006

Non-Agency—5.8%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(1)	565	579
FREMF Mortgage Trust
2012-K21, B 144A 3.938%, 7/25/45(1)(2)	585	611
2013-K25, B 144A 3.619%, 11/25/45(1)(2)	740	755
2013-K713, B 144A 3.165%, 4/25/46(1)(2)	480	482
2016-K52, B 144A 3.922%, 1/25/49(1)(2)	485	497
GS Mortgage Securities Trust
2010-C1, A2 144A 4.592%, 8/10/43(1)	1,011	1,054
2012-ALOH, A 144A 3.551%, 4/10/34(1)	905	933
2012-BWTR, A 144A 2.954%, 11/5/34(1)	815	812
2012-BWTR, B 144A 3.255%, 11/5/34(1)	1,195	1,204
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	485	488
Morgan Stanley Capital I Trust
2014-150E, A 144A 3.912%, 9/9/32(1)	280	294
2014-CPT, A 144A 3.350%, 7/13/29(1)	770	788
2014-CPT, AM 144A 3.402%, 7/13/29(1)(2)	615	626
VNDO Mortgage Trust 2013-PENN, B 144A 3.947%, 12/13/29(1)(2)	1,125	1,156
WFRBS Commercial Mortgage Trust
2012-C10, AS 3.241%, 12/15/45	600	601
2012-C6, AS 3.835%, 4/15/45	638	660
		11,540

Total Mortgage-Backed Securities (Identified Cost $55,566)		55,546
Asset-Backed Securities—5.1%
Automobiles—0.5%
Ford Credit Auto Owner Trust 2014-2, A 144A 2.310%, 4/15/26(1)	1,060	1,062
Credit Card—3.8%
Cabela’s Credit Card Master Note Trust 2014-2, A (1 month LIBOR + 0.450%) 1.927%, 7/15/22(2)	845	848
Capital One Multi-Asset Execution Trust
2005-B3, B3 (3 month LIBOR + 0.550%) 1.909%, 5/15/28(2)	396	389
2017-A5, A5 (1 month LIBOR + 0.580%) 2.057%, 7/15/27(2)	1,330	1,340
	Par Value	Value

Credit Card—continued
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.242%, 5/14/29(2)	$ 1,405	$ 1,418
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.077%, 12/15/26(2)	1,830	1,850
Master Credit Card Trust II 2017-1A, A 144A 2.260%, 7/21/21(1)	960	960
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	795	792
		7,597

Other—0.8%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	698	717
Taco Bell Funding LLC 2016-1A, A2II 144A 4.377%, 5/25/46(1)	173	178
Verizon Owner Trust 2017-1A, A 144A 2.060%, 9/20/21(1)	760	758
		1,653

Total Asset-Backed Securities (Identified Cost $10,233)		10,312
Corporate Bonds And Notes—18.6%
Consumer Discretionary—0.4%
General Motors Co. 5.200%, 4/1/45	835	881
Consumer Staples—1.2%
BAT Capital Corp. 144A 4.540%, 8/15/47(1)	690	726
Japan Tobacco, Inc. 144A 2.100%, 7/23/18(1)	1,187	1,188
Molson Coors Brewing Co. 4.200%, 7/15/46	391	398
		2,312

Energy—3.5%
Andeavor Logistics LP 4.250%, 12/1/27	210	212
Baker Hughes a GE Co. LLC 144A 4.080%, 12/15/47(1)	668	679
Boardwalk Pipelines LP 4.450%, 7/15/27	247	251
Energy Transfer LP 5.300%, 4/15/47	590	586
HollyFrontier Corp. 5.875%, 4/1/26	891	991
Nabors Industries, Inc. 5.500%, 1/15/23	601	581
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	894	904
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(1)	454	460
144A 4.000%, 12/21/25(1)	757	795
Schlumberger Investment SA 144A 3.300%, 9/14/21(1)	285	292
See Notes to Financial Statements.

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Energy—continued
Shell International Finance BV 1.750%, 9/12/21	$ 402	$ 392
TechnipFMC plc 144A 3.450%, 10/1/22(1)	127	127
Transcanada Trust 5.300%, 3/15/77(2)	117	121
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	550	576
		6,967

Financials—6.4%
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	696	682
Bank of America Corp.
3.124%, 1/20/23(2)	1,112	1,128
3.593%, 7/21/28(2)	522	530
Barclays plc 4.337%, 1/10/28	495	512
BNP Paribas SA 144A 3.500%, 11/16/27(1)	912	907
Citigroup, Inc. 3.887%, 1/10/28(2)	618	640
Credit Suisse Group AG 144A 4.282%, 1/9/28(1)	730	761
Fifth Third Bank 2.200%, 10/30/20	326	324
JPMorgan Chase & Co. 3.540%, 5/1/28(2)	613	623
Lazard Group LLC 3.750%, 2/13/25	868	885
Morgan Stanley
3.591%, 7/22/28(2)	467	471
4.375%, 1/22/47	535	586
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(1)	556	599
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(1)	150	152
PNC Bank NA 2.150%, 4/29/21	715	709
Royal Bank of Scotland Group plc 3.875%, 9/12/23	1,099	1,117
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(1)	638	632
UBS AG 144A 2.450%, 12/1/20(1)	425	424
US Bank NA 2.050%, 10/23/20	374	371
Wells Fargo & Co. 3.069%, 1/24/23	894	901
		12,954

Health Care—0.8%
Eli Lilly & Co. 3.950%, 5/15/47	450	483
Howard Hughes Medical Institute 3.500%, 9/1/23	334	350
Medtronic, Inc.
3.500%, 3/15/25	146	151
4.625%, 3/15/45	355	413
	Par Value	Value

Health Care—continued
Novartis Securities Investment Ltd. 5.125%, 2/10/19	$ 215	$ 222
		1,619

Industrials—1.3%
ERAC USA Finance LLC 144A 5.250%, 10/1/20(1)	283	302
Johnson Controls International plc 4.500%, 2/15/47	463	508
L3 Technologies, Inc. 3.850%, 12/15/26	264	271
Rockwell Collins, Inc. 3.500%, 3/15/27	874	890
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	294	298
Xylem, Inc. 3.250%, 11/1/26	257	256
		2,525

Information Technology—2.0%
Apple, Inc. 3.000%, 6/20/27	324	323
Arrow Electronics, Inc. 3.875%, 1/12/28	280	279
NVIDIA Corp. 3.200%, 9/16/26	377	378
Oracle Corp. 2.650%, 7/15/26	1,137	1,108
TSMC Global Ltd. 144A 1.625%, 4/3/18(1)	1,673	1,670
VMware, Inc. 3.900%, 8/21/27	324	327
		4,085

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	752	937
Newmont Mining Corp. 6.250%, 10/1/39	851	1,088
		2,025

Real Estate—0.7%
Boston Properties LP 3.650%, 2/1/26	319	324
Digital Realty Trust LP
3.950%, 7/1/22	627	655
4.750%, 10/1/25	362	393
		1,372

Telecommunication Services—1.0%
AT&T, Inc.
2.375%, 11/27/18	532	534
4.350%, 6/15/45	1,247	1,149
See Notes to Financial Statements.

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Telecommunication Services—continued
Verizon Communications, Inc. 5.012%, 4/15/49	$ 303	$ 318
		2,001

Utilities—0.3%
Duke Energy Corp. 3.750%, 9/1/46	617	610
Total Corporate Bonds And Notes (Identified Cost $35,928)		37,351
Total Long-Term Investments—98.3% (Identified Cost $196,279)		197,373

	Shares
Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	5,044,056	5,044
Total Short-Term Investment (Identified Cost $5,044)		5,044
TOTAL INVESTMENTS—100.8% (Identified Cost $201,323)		$202,417
Other assets and liabilities, net—(0.8)%		(1,523)
NET ASSETS—100.0%		$200,894
Abbreviation:
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $24,926 or 12.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	94%
United Kingdom	1
Taiwan	1
Australia	1
Japan	1
Switzerland	1
Ireland	1
Total Investments	100%
† % of total investments as of December 31, 2017
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 10,312	$ —	$ 10,312	$—
Corporate Bonds And Notes	37,351	—	37,351	—
Mortgage-Backed Securities	55,546	—	55,546	—
U.S. Government Securities	94,164	—	94,164	—
Short-Term Investment	5,044	5,044	—	—
Total Investments	$202,417	$5,044	$197,373	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Foreign Government Security—2.6%
Argentine Republic 7.500%, 4/22/26	$355	$ 402
Total Foreign Government Security (Identified Cost $384)		402
Corporate Bonds And Notes—96.3%
Consumer Discretionary—6.5%
General Motors Co. 5.200%, 4/1/45	197	208
Hasbro, Inc. 3.500%, 9/15/27	320	313
Home Depot, Inc. (The) 2.625%, 6/1/22	185	186
Newell Brands, Inc. 4.200%, 4/1/26	280	292
		999

Consumer Staples—1.4%
BAT Capital Corp. 144A 4.540%, 8/15/47(1)	197	207
Energy—24.3%
Andeavor Logistics LP 4.250%, 12/1/27	232	234
Baker Hughes a GE Co. LLC 144A 4.080%, 12/15/47(1)	199	202
Boardwalk Pipelines LP 4.450%, 7/15/27	97	99
BP Capital Markets plc 2.112%, 9/16/21	470	464
Chevron Corp. 1.686%, 2/28/19	80	80
Energy Transfer LP 5.300%, 4/15/47	169	168
Ensco plc
4.500%, 10/1/24	161	135
5.200%, 3/15/25	116	99
5.750%, 10/1/44	116	79
Exxon Mobil Corp. 1.912%, 3/6/20	80	79
HollyFrontier Corp. 5.875%, 4/1/26	266	296
Nabors Industries, Inc. 5.500%, 1/15/23	220	213
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	258	261
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(1)	162	164
144A 4.000%, 12/21/25(1)	257	270
Shell International Finance BV
2.000%, 11/15/18	190	190
1.750%, 9/12/21	123	120
2.500%, 9/12/26	245	237
TechnipFMC plc 144A 3.450%, 10/1/22(1)	55	55
	Par Value	Value

Energy—continued
Transcanada Trust 5.300%, 3/15/77	$252	$ 260
		3,705

Financials—34.3%
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	209	205
Bank of America Corp.
3.124%, 1/20/23	374	379
3.593%, 7/21/28	226	230
Barclays plc 4.337%, 1/10/28	200	207
BNP Paribas SA 144A 3.500%, 11/16/27(1)	270	269
Citigroup, Inc. 3.887%, 1/10/28	239	247
Credit Suisse Group AG 144A 4.282%, 1/9/28(1)	252	263
Jefferies Group LLC 4.850%, 1/15/27	306	325
John Deere Capital Corp. 1.950%, 3/4/19	80	80
JPMorgan Chase & Co. 3.540%, 5/1/28	300	305
Lazard Group LLC
4.250%, 11/14/20	234	244
3.750%, 2/13/25	296	302
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	250	253
Morgan Stanley
2.625%, 11/17/21	190	189
3.591%, 7/22/28	123	124
4.375%, 1/22/47	153	167
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(1)	216	219
PNC Bank NA 2.150%, 4/29/21	250	248
Royal Bank of Scotland Group plc 3.875%, 9/12/23	200	203
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(1)	227	225
UBS AG 144A 2.450%, 12/1/20(1)	200	199
Wells Fargo & Co. 3.069%, 1/24/23	351	353
		5,236

Health Care—3.6%
Eli Lilly & Co. 3.950%, 5/15/47	136	146
Medtronic, Inc.
3.500%, 3/15/25	63	65
4.625%, 3/15/45	107	125
Roche Holdings, Inc. 144A 2.250%, 9/30/19(1)	216	216
		552

Industrials—4.1%
Johnson Controls International plc 4.500%, 2/15/47	149	164
See Notes to Financial Statements.

Virtus Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Industrials—continued
L3 Technologies, Inc. 3.850%, 12/15/26	$ 97	$ 100
Rockwell Collins, Inc. 3.500%, 3/15/27	249	253
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	110	111
		628

Information Technology—9.1%
Apple, Inc. 3.000%, 6/20/27	380	378
Arrow Electronics, Inc. 3.875%, 1/12/28	93	93
Intel Corp. 2.450%, 7/29/20	80	81
Microsoft Corp. 1.100%, 8/8/19	80	79
NVIDIA Corp. 3.200%, 9/16/26	118	118
TSMC Global Ltd. 144A 1.625%, 4/3/18(1)	200	200
VMware, Inc.
2.300%, 8/21/20	335	333
3.900%, 8/21/27	112	113
		1,395

Materials—2.3%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	160	200
Newmont Mining Corp. 6.250%, 10/1/39	119	152
		352

Real Estate—5.3%
American Campus Communities Operating Partnership LP 3.625%, 11/15/27	326	322
Digital Realty Trust LP
3.950%, 7/1/22	220	230
4.750%, 10/1/25	101	110
Simon Property Group LP 3.375%, 12/1/27	145	146
		808

Telecommunication Services—3.0%
AT&T, Inc. 4.350%, 6/15/45	381	351
Verizon Communications, Inc. 5.012%, 4/15/49	96	101
		452

Utilities—2.4%
Duke Energy Corp. 3.750%, 9/1/46	167	165
	Par Value	Value

Utilities—continued
FirstEnergy Transmission LLC 144A 5.450%, 7/15/44(1)	$166	$ 197
		362

Total Corporate Bonds And Notes (Identified Cost $14,373)		14,696
Total Long-Term Investments—98.9% (Identified Cost $14,757)		15,098

	Shares
Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	431,414	431
Total Short-Term Investment (Identified Cost $431)		431
TOTAL INVESTMENTS—101.7% (Identified Cost $15,188)		$15,529
Other assets and liabilities, net—(1.7)%		(266)
NET ASSETS—100.0%		$15,263

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $2,891 or 18.9% of net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	74%
United Kingdom	8
Netherlands	4
Switzerland	3
Argentina	3
Ireland	2
France	2
Other	4
Total Investments	100%
† % of total investments as of December 31, 2017
See Notes to Financial Statements.

Virtus Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$14,696	$ —	$14,696	$—
Foreign Government Security	402	—	402	—
Short-Term Investment	431	431	—	—
Total Investments	$15,529	$431	$15,098	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.1%
Collateralized Loan Obligations—0.1%
Neuberger Berman CLO XIV Ltd. 2013-14A, ER (3 month LIBOR + 6.450%) 144A 7.828%, 1/28/30(1)(2)	$ 3,000	$ 3,032
Trinitas CLO VII Ltd.
2017-7A, D (3 month LIBOR + 3.500%) 144A 5.198%, 1/25/31(1)(2)(3)	1,000	1,000
2017-7A, E (3 month LIBOR + 6.280%) 144A 7.978%, 1/25/31(1)(2)(3)	3,000	2,910
		6,942

Total Asset-Backed Securities (Identified Cost $6,814)		6,942
Corporate Bonds And Notes—3.7%
Consumer Discretionary—0.2%
CCO Holdings LLC 144A 5.125%, 5/1/27(1)(4)	1,000	985
Intelsat Jackson Holdings SA 7.250%, 10/15/20(4)	2,300	2,162
Lions Gate Entertainment Corp. 144A 5.875%, 11/1/24(1)(4)	1,650	1,743
MGM Resorts International 7.750%, 3/15/22	5,019	5,722
Motors Liquidation Co. Escrow
7.200%, 2/15/40(5)(6)	10,000	—
8.375%, 2/15/40(5)(6)	10,000	—
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	1,300	1,358
		11,970

Consumer Staples—0.2%
Rite Aid Corp. 144A 6.125%, 4/1/23(1)	3,000	2,707
US Foods, Inc. 144A 5.875%, 6/15/24(1)	8,000	8,400
		11,107

Energy—0.6%
Glenn Pool Oil 4.150%, 2/15/40(3)	36,828	35,539
Financials—0.5%
Ally Financial, Inc. 7.500%, 9/15/20(4)	6,000	6,645
CSC Holdings LLC 144A 10.125%, 1/15/23(1)	2,000	2,253
Nationstar Mortgage LLC 7.875%, 10/1/20	5,517	5,634
Navient Corp. 8.000%, 3/25/20(4)	10,000	10,812
VICI Properties 1 LLC 8.000%, 10/15/23(4)	3,565	3,983
	Par Value	Value

Financials—continued
Walter Investment Management Corp. 7.875%, 12/15/21(6)	$ 4,000	$ 2,420
		31,747

Health Care—0.2%
HCA Healthcare, Inc. 6.250%, 2/15/21(4)	5,000	5,300
Valeant Pharmaceuticals International, Inc. 144A 7.500%, 7/15/21(1)(4)	5,000	5,094
		10,394

Industrials—0.6%
Bombardier, Inc. 144A 7.750%, 3/15/20(1)	7,000	7,525
Engility Corp. 8.875%, 9/1/24	22,000	23,513
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(1)	5,000	5,192
		36,230

Information Technology—0.2%
Alliance Data Systems Corp. 144A 5.875%, 11/1/21(1)(4)	5,000	5,125
Dell International LLC 144A 7.125%, 6/15/24(1)	8,000	8,759
Western Digital Corp. 10.500%, 4/1/24(4)	1,000	1,159
		15,043

Materials—0.1%
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,000	5,355
Real Estate—0.5%
iStar, Inc.
5.000%, 7/1/19	5,000	5,025
4.625%, 9/15/20	600	609
6.500%, 7/1/21	1,400	1,454
6.000%, 4/1/22	10,000	10,350
Realogy Group LLC 144A 5.250%, 12/1/21(1)(4)	5,000	5,188
Starwood Property Trust, Inc. 5.000%, 12/15/21(4)	5,250	5,447
		28,073

Telecommunication Services—0.4%
Altice Luxembourg SA 144A 7.625%, 2/15/25(1)	6,000	5,745
Cequel Communications Holdings I LLC 144A 7.750%, 7/15/25(1)	7,000	7,490
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	10,000	10,250
		23,485

Utilities—0.2%
Talen Energy Supply LLC
6.500%, 6/1/25	5,000	4,063
144A 9.500%, 7/15/22(1)(4)	5,000	5,125
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Utilities—continued
144A 10.500%, 1/15/26(1)	$ 3,500	$ 3,464
		12,652

Total Corporate Bonds And Notes (Identified Cost $219,494)		221,595
Leveraged Loans(2)—90.6%
Aerospace—2.3%
Aerojet Rocketdyne Holdings, Inc. (1 month LIBOR + 2.250%) 3.819%, 6/17/21	8,481	8,397
Air Canada (3 month LIBOR + 2.250%) 3.745%, 10/6/23	12,843	12,902
AM General LLC Second Lien (1 month LIBOR + 11.750%) 13.100%, 1/20/24	7,000	7,297
American Airlines, Inc.
2017 (1 month LIBOR + 2.000%) 3.432%, 10/11/21	5,657	5,660
2017, Tranche B (1 month LIBOR + 2.000%) 3.477%, 1/15/26	3,465	3,459
Engility Corp.
Tranche B-1 (1 month LIBOR + 2.750%) 4.319%, 8/12/20	13,588	13,665
Tranche B-2 (1 month LIBOR + 3.250%) 5.785%, 8/14/23	15,620	15,757
MB Aerospace Holdings II Corp. (3 month LIBOR + 3.500%) 0.000%, 12/13/24(7)	2,075	2,075
Sequa Mezzanine Holdings LLC
First Lien (3 month LIBOR + 5.000%) 6.549%, 12/7/24	8,277	8,323
Second Lien (3 month LIBOR + 9.000%) 10.374%, 4/28/22(4)	2,090	2,108
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%) 5.320%, 7/7/22	24,215	24,376
Transdigm, Inc.
Tranche E (1 month LIBOR + 2.750%) 4.319%, 5/16/22	12,469	12,499
Tranche F (1 month LIBOR + 2.750%) 0.000%, 6/9/23(7)	8,998	9,009
Tranche G (1 month LIBOR + 3.000%) 4.662%, 8/22/24	3,326	3,340
WP CPP Holdings LLC Tranche B-3, First Lien (3 month LIBOR + 3.500%) 4.880%, 12/28/19	8,097	8,082
		136,949

Broadcasting—1.6%
CBS Radio, Inc. Tranche B-1 (3 month LIBOR + 2.750%) 4.172%, 11/18/24	12,053	12,108
Mission Broadcasting, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 3.861%, 1/17/24	606	607
Nexstar Broadcasting, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 3.861%, 1/17/24(4)	4,799	4,809
Quincy Newspapers, Inc. Tranche B (3 month PRIME + 2.250%) 5.785%, 11/2/22	4,225	4,236
	Par Value	Value

Broadcasting—continued
Sinclair Television Group, Inc. (3 month LIBOR + 2.500%) 0.000%, 12/12/24(7)	$ 11,895	$ 11,873
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 4.569%, 12/27/20	1,037	1,038
Tranche C (1 month LIBOR + 3.000%) 4.569%, 1/27/24	12,932	12,940
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 4.319%, 3/15/24	46,940	46,757
		94,368

Cable/Wireless Video—8.1%
Altice US Finance I Corp. 2017 (1 month LIBOR + 2.250%) 3.819%, 7/28/25	23,162	23,051
Cable One, Inc. Tranche B-1 (3 month LIBOR + 2.250%) 3.950%, 5/1/24	2,492	2,499
Charter Communications Operating, LLC Tranche B (3 month LIBOR + 2.000%) 0.000%, 4/30/25(7)	63,655	63,678
Cogeco Communications (USA) II LP Tranche B (3 month LIBOR + 2.375%) 0.000%, 8/9/24(7)	22,085	22,023
Coral US Co-Borrower LLC Tranche B-3 (1 month LIBOR + 3.500%) 5.069%, 1/31/25	39,340	39,358
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 3.741%, 7/17/25(4)	15,572	15,498
Intelsat Jackson Holdings SA Tranche B-2 (3 month LIBOR + 2.750%) 4.212%, 6/30/19(4)	22,636	22,561
Liberty Cablevision of Puerto Rico
Second Lien (3 month LIBOR + 6.750%) 8.109%, 7/7/23	5,140	4,678
Tranche B, First Lien (3 month LIBOR + 3.500%) 4.859%, 1/7/22	19,931	19,283
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 3.490%, 1/15/25	4,992	4,997
Mediacom Illinois LLC Tranche K (weekly LIBOR + 2.250%) 3.740%, 2/15/24	12,684	12,724
Quebecor Media, Inc. Tranche B-1 (3 month LIBOR + 2.250%) 3.666%, 8/17/20(4)	23,591	23,620
Radiate Holdco LLC
(1 month LIBOR + 3.000%) 0.000%, 2/1/24(7)	24,277	24,073
(3 month LIBOR + 5.750%) 5.750%, 1/1/30(3)(4)(8)	10,000	10,000
Telenet Financing USD LLC (1 month LIBOR + 2.500%) 3.918%, 3/2/26	4,580	4,592
Unitymedia Finance LLC Tranche B, First Lien (3 month LIBOR + 2.250%) 0.000%, 1/20/26(7)	7,130	7,110
UnityMedia Hessen Gmbh Tranche B (1 month LIBOR + 2.250%) 3.727%, 9/30/25	20,550	20,558
UPC Financing Partnership (1 month LIBOR + 2.500%) 3.977%, 1/15/26	20,970	20,953
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Cable/Wireless Video—continued
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 3.977%, 1/15/26	$ 37,345	$ 37,322
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 4.751%, 8/18/23	29,699	29,393
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 3.977%, 4/15/25	79,360	78,666
		486,637

Chemicals—4.1%
Albaugh LLC 2017 (3 month LIBOR + 3.500%) 0.000%, 12/6/24(7)	3,745	3,775
Alpha US Bidco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 4.693%, 1/31/24	4,239	4,262
Ashland LLC Tranche B (1 month LIBOR + 2.000%) 3.571%, 5/17/24	1,667	1,674
Axalta Coating Systems US Holdings, Inc. Tranche B-2 (3 month LIBOR + 2.000%) 3.693%, 6/1/24	1,806	1,812
Emerald Performance Materials LLC
First Lien (1 month LIBOR + 3.500%) 5.069%, 8/2/21	1,139	1,147
Second Lien (1 month LIBOR + 7.750%) 9.319%, 8/1/22	22,196	22,134
Ferro Corp. (1 month LIBOR + 2.500%) 4.069%, 2/14/24	8,451	8,493
Gemini HDPE LLC (3 month LIBOR + 3.000%) 4.380%, 8/7/24	15,249	15,259
HB Fuller Co. (1 month LIBOR + 2.250%) 0.000%, 10/20/24(7)	19,421	19,473
Ineos Styrolution US Holding LLC 2024 (3 month LIBOR + 2.000%) 3.693%, 3/29/24	11,769	11,791
Ineos US Finance LLC 2024 (1 month LIBOR + 2.000%) 3.569%, 3/31/24	63,285	63,285
Kraton Polymers LLC (1 month LIBOR + 3.000%) 4.569%, 1/6/22	1,818	1,835
MacDermid Incorporated Tranche B-6 (1 month LIBOR + 3.000%) 4.569%, 6/7/23	5,485	5,511
Macdermid, Inc. Tranche B-7 (1 month LIBOR + 2.500%) 4.069%, 6/8/20	4,974	5,003
Minerals Technologies, Inc.
Tranche B-1 (3 month PRIME + 1.250%) 4.470%, 2/14/24	7,103	7,157
Tranche B-2 4.750%, 5/7/21(9)	16,808	17,018
New Arclin US Holding Corp. First Lien (3 month LIBOR + 4.250%) 5.943%, 2/14/24	1,786	1,799
Oxea Corp. Tranche B-2 (3 month LIBOR + 3.500%) 4.875%, 10/11/24	6,295	6,293
Trinseo Materials Operating SCA Tranche B (1 month LIBOR + 2.500%) 4.069%, 9/6/24	9,130	9,198
Tronox Finance LLC
First Lien (3 month LIBOR + 3.000%) 0.000%, 9/23/24(7)	10,517	10,577
	Par Value	Value

Chemicals—continued
First Lien (3 month LIBOR + 3.000%) 0.000%, 9/23/24(7)	$ 4,558	$ 4,584
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.500%) 0.000%, 7/1/24(7)	5,829	5,848
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 4.000%) 5.371%, 10/25/24	6,420	6,457
Second Lien (3 month LIBOR + 8.250%) 9.621%, 10/20/25	4,050	3,969
Venator Materials LLC (3 month LIBOR + 3.000%) 4.380%, 8/8/24	5,840	5,884
		244,238

Consumer Durables—0.2%
American Bath Group LLC (3 month LIBOR + 5.250%) 6.943%, 9/30/23	10,308	10,381
WKI Holding Co., Inc. (3 month LIBOR + 4.000%) 5.377%, 4/25/24	4,995	5,014
		15,395

Consumer Nondurables—0.6%
Alphabet Holding Co., Inc. First Lien (1 month LIBOR + 3.500%) 5.069%, 9/26/24	4,603	4,448
Eastman Kodak Co. (1 month LIBOR + 6.250%) 7.819%, 9/3/19	9,006	7,700
Hercules Achievement, Inc. First Lien (1 month LIBOR + 3.500%) 5.069%, 12/9/24	8,740	8,784
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.750%) 6.443%, 6/28/24	3,746	3,773
Prestige Brands, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.319%, 1/26/24	9,386	9,441
Recess Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.254%, 9/18/24	2,210	2,218
		36,364

Diversified Media—5.5%
A-L Parent LLC First Lien (1 month LIBOR + 3.250%) 4.820%, 12/1/23	2,490	2,505
ALM Media LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 6.193%, 7/31/20(3)	4,911	4,174
Alpha Topco Ltd. (1 month LIBOR + 3.000%) 4.569%, 2/1/24	5,575	5,602
AP NMT Acquisition BV Tranche B, First Lien (3 month LIBOR + 5.750%) 7.085%, 8/13/21	17,690	17,549
Creative Artists Agency LLC (1 month LIBOR + 3.500%) 4.977%, 2/15/24	11,578	11,632
Deluxe Entertainment Services Group, Inc. (3 month LIBOR + 5.500%) 0.000%, 2/28/20(7)	20,055	19,604
DHX Media Ltd. (1 month LIBOR + 3.750%) 5.319%, 12/29/23(3)	5,826	5,833
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Diversified Media—continued
Donnelley Financial Solutions, Inc. 2017 (1 month LIBOR + 3.000%) 4.552%, 9/29/23(4)	$ 2,217	$ 2,227
Gannett Co., Inc. (1 month LIBOR + 2.000%) 3.560%, 6/29/20(3)(8)	5,000	4,800
Harland Clarke Holdings Corp. 2017 (3 month LIBOR + 4.750%) 6.443%, 11/3/23	118,022	118,415
Lions Gate Entertainment Corp.
Tranche A (1 month LIBOR + 2.000%) 3.569%, 12/8/21	14,250	14,250
Tranche B-1 (1 month LIBOR + 2.250%) 3.819%, 12/8/23	13,732	13,736
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 5.569%, 5/4/22(4)	5,733	5,714
Merrill Communications LLC (3 month LIBOR + 5.250%) 6.630%, 6/1/22(4)	11,005	11,060
Micro Holding Corp.
(3 month LIBOR + 3.750%) 5.338%, 9/13/24	13,397	13,428
Tranche B, Second Lien (3 month LIBOR + 7.500%) 9.088%, 8/15/25	1,695	1,697
Nielsen Finance LLC (VNU) Tranche B-4 (1 month LIBOR + 2.000%) 3.432%, 10/4/23	6,033	6,056
Rovi Solutions Corp. Tranche B (3 month LIBOR + 2.500%) 4.070%, 7/2/21	9,215	9,257
William Morris Endeavor Entertainment LLC
Second Lien (3 month LIBOR + 7.250%) 8.630%, 5/6/22	16,943	16,943
Tranche B (3 month LIBOR + 3.250%) 4.640%, 5/6/21	44,272	44,449
		328,931

Energy—5.0%
Alon USA Partners LP Tranche B (1 month LIBOR + 8.000%) 9.569%, 11/26/18	17,469	17,513
Azure Midstream Energy LLC (1 month LIBOR + 6.500%) 8.069%, 11/15/18	14,875	13,425
BCP Raptor LLC (3 month LIBOR + 4.250%) 5.729%, 6/24/24	12,895	12,936
California Resources Corp.
(1 month LIBOR + 10.375%) 11.876%, 12/31/22(4)	8,790	9,636
(1 month LIBOR + 4.750%) 6.241%, 12/31/22	5,840	5,811
Chesapeake Energy Corp. Tranche A (3 month LIBOR + 7.500%) 8.954%, 8/23/21(4)	23,745	25,241
Chief Exploration & Development LLC Second Lien (2 month LIBOR + 6.500%) 7.959%, 5/16/21	15,090	14,813
Citgo Holding, Inc. (3 month LIBOR + 8.500%) 0.000%, 5/12/18(7)	28,768	29,020
Crestwood Holdings LLC Tranche B-1 (3 month LIBOR + 8.000%) 9.436%, 6/19/19(4)	14,122	14,116
	Par Value	Value

Energy—continued
EMG Utica LLC (3 month LIBOR + 3.750%) 5.518%, 3/27/20	$ 18,770	$ 18,864
Energy Transfer Equity LP (1 month LIBOR + 2.000%) 3.501%, 2/2/24	26,609	26,489
FTS International, Inc. (1 month LIBOR + 4.750%) 0.000%, 4/16/21(7)	27,398	26,685
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 7.460%, 3/1/24(4)	15,190	15,025
Hi-Crush Partners LP (3 month LIBOR + 4.000%) 0.000%, 12/16/24(7)	11,650	11,621
KCA Deutag Alpha Ltd. (3 month LIBOR + 5.750%) 7.196%, 5/15/20	13,479	13,154
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.819%, 10/30/24	2,795	2,798
Osum Production Corp (3 month LIBOR + 5.500%) 0.000%, 7/31/20(7)	2,556	2,147
Philadelphia Energy Solutions Refining & Marketing LLC (3 month PRIME + 4.000%) 8.500%, 4/4/18	11,734	8,742
Riverstone Utopia Member LLC (2 month LIBOR + 4.250%) 5.611%, 10/17/24	3,775	3,832
Sheridan Investment Partners II LP (3 month LIBOR + 3.500%) 4.980%, 12/16/20	6,130	5,292
Sheridan Production Partners II-A LP (3 month LIBOR + 3.500%) 4.980%, 12/16/20	853	736
Sheridan Production Partners II-M LP (3 month LIBOR + 3.500%) 4.980%, 12/16/20	318	275
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 5.850%, 9/27/24	12,985	13,154
Ultra Resources, Inc. (3 month LIBOR + 3.000%) 4.413%, 4/12/24(4)	6,765	6,750
		298,075

Financial—6.0%
AltiSource Solutions S.a.r.l Tranche B (1 month LIBOR + 3.500%) 5.069%, 12/9/20	9,605	9,401
AmWINS Group, Inc. First Lien (1 month LIBOR + 2.750%) 4.250%, 1/25/24	1,980	1,986
Aretec Group, Inc.
Second Lien (3 month LIBOR + 5.500%) 6.500%, 5/24/21	20,387	20,375
Tranche B-1 (1 month LIBOR + 4.250%) 5.819%, 11/23/20	7,370	7,370
ASP MCS Acquisition Corp. (1 month LIBOR + 4.750%) 6.251%, 5/20/24	6,661	6,678
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.000%) 7.569%, 8/4/25	48,755	50,050
Tranche B-4 (1 month LIBOR + 2.750%) 4.319%, 8/4/22	43,701	43,899
Tranche B-5 (1 month LIBOR + 3.000%) 4.569%, 11/3/23	32,065	32,205
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Financial—continued
Avolon TLB Borrower 1 (US) LLC Tranche B2 (1 month LIBOR + 2.250%) 0.000%, 3/20/22(7)	$ 5,787	$ 5,740
BCP Renaissance Parent LLC (3 month LIBOR + 4.000%) 5.380%, 10/31/24	5,030	5,088
Deerfield Holdings Corp. (3 month LIBOR + 3.250%) 0.000%, 12/4/24(7)	4,765	4,771
EVO Payments International LLC First Lien (1 month LIBOR + 5.000%) 0.000%, 12/22/23(7)	5,000	5,033
Finco I LLC (1 month LIBOR + 2.750%) 4.319%, 12/27/22	13,095	13,229
Freedom Mortgage Corp. (3 month LIBOR + 5.500%) 6.956%, 2/23/22	11,364	11,507
Greenhill & Co., Inc. First Lien (2 month LIBOR + 3.750%) 5.224%, 10/12/22	2,935	2,942
I-Logic Technologies Bidco Ltd. (3 month LIBOR + 4.000%) 0.000%, 12/20/24(7)	3,560	3,542
iStar, Inc. Tranche B (1 month LIBOR + 3.000%) 4.451%, 10/1/21	18,098	18,234
Jane Street Group LLC (3 month LIBOR + 4.500%) 5.880%, 8/25/22	4,143	4,192
Jefferies Finance LLC (3 month LIBOR + 3.000%) 4.438%, 8/2/24(4)	2,390	2,393
LPL Holdings, Inc. Tranche B (6 month LIBOR + 2.250%) 3.810%, 9/21/24	2,918	2,927
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 6.460%, 12/7/20(4)	13,981	14,003
Russell Investments US Institutional Holdco, Inc. (3 month LIBOR + 4.250%) 5.943%, 6/1/23	8,979	9,026
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 0.000%, 5/1/24(7)	22,472	22,379
USI, Inc. Tranche B (3 month LIBOR + 3.000%) 4.693%, 5/16/24	5,666	5,654
VFH Parent LLC
(3 month LIBOR + 3.750%) 5.135%, 12/30/21	9,970	10,045
Tranche B (3 month LIBOR + 3.250%) 0.000%, 12/30/21(7)	7,135	7,188
Victory Capital Operating LLC Tranche B-1 (1 month LIBOR + 5.250%) 6.819%, 11/1/21	9,720	9,829
Walter Investment Management Corp. Tranche B (1 month LIBOR + 3.750%) 5.319%, 12/18/20(10)	30,040	28,651
		358,337

Food And Drug—0.7%
Albertson’s LLC
2017-1, Tranche B-4 (1 month LIBOR + 2.750%) 4.319%, 8/25/21	6,853	6,711
2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 4.675%, 12/21/22	1,768	1,731
2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 4.462%, 6/22/23	21,326	20,864
	Par Value	Value

Food And Drug—continued
Rite Aid Corp. Tranche 1, Second Lien (weekly LIBOR + 4.750%) 6.240%, 8/21/20	$ 6,649	$ 6,668
Supervalu, Inc.
(1 month LIBOR + 3.500%) 3.035%, 6/8/24(8)	2,419	2,361
(1 month LIBOR + 3.500%) 5.069%, 6/8/24	4,032	3,936
		42,271

Food/Tobacco—2.3%
Amplify Snack Brands, Inc. (1 month LIBOR + 5.500%) 6.880%, 9/2/23	7,557	7,568
Aramark Services, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.569%, 3/7/25	5,555	5,581
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 3.881%, 2/16/24	58,018	57,987
Blue Buffalo Pet Products, Inc. (1 month LIBOR + 2.000%) 3.569%, 5/27/24	2,488	2,497
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.100%, 10/30/22	23,497	23,069
Milk Specialties Co (3 month LIBOR + 4.000%) 5.693%, 8/16/23	10,443	10,521
NPC International, Inc.
First Lien (1 month LIBOR + 3.500%) 5.052%, 4/19/24	3,527	3,554
Second Lien (1 month LIBOR + 7.500%) 9.052%, 4/18/25	1,265	1,290
Post Holdings, Inc. Tranche A (1 month LIBOR + 2.250%) 3.820%, 5/24/24	17,467	17,520
US Foods, Inc. (1 month LIBOR + 2.500%) 4.069%, 6/27/23	10,299	10,350
		139,937

Forest Product/Containers—1.5%
Anchor Glass Container Corp.
2017 (1 month LIBOR + 2.750%) 4.250%, 12/7/23	5,378	5,376
Second Lien (1 month LIBOR + 7.750%) 9.182%, 12/7/24	2,595	2,617
Berry Global, Inc. Tranche O (3 month LIBOR + 2.000%) 3.406%, 2/8/20	6,678	6,702
Bway Holding Co. (3 month LIBOR + 3.250%) 4.599%, 4/3/24	18,731	18,798
Caraustar Industries, Inc. (3 month LIBOR + 5.500%) 7.193%, 3/14/22	13,625	13,656
Flex Acquisition Co., Inc. (3 month LIBOR + 3.000%) 4.335%, 12/29/23	2,468	2,478
Plastipak Packaging, Inc. Tranche B (3 month LIBOR + 2.750%) 4.450%, 10/14/24	1,676	1,685
ProAmpac PG Borrower LLC First Lien (3 month LIBOR + 4.000%) 5.373%, 8/4/23	9,319	9,387
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 4.319%, 2/6/23	11,310	11,356
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Forest Product/Containers—continued
Signode Industrial Group US, Inc. Tranche B (1 month LIBOR + 2.750%) 4.360%, 5/3/21	$ 15,690	$ 15,700
		87,755

Gaming/Leisure—7.4%
Amaya Gaming Group, Inc. Tranche B3 (3 month LIBOR + 3.500%) 5.193%, 8/1/21	16,695	16,778
Aristocrat Technologies, Inc. 2017 (3 month LIBOR + 2.000%) 0.000%, 10/19/24(7)	14,590	14,608
Belmond Interfin Ltd. (1 month LIBOR + 2.750%) 4.319%, 7/3/24	8,741	8,745
Bombardier Recreational Products, Inc. Tranche B-1 (2 month LIBOR + 2.500%) 3.930%, 6/30/23(4)	1,680	1,686
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.500%) 3.975%, 9/15/23	5,963	5,993
Caesars Entertainment Operating Co. LLC Tranche B (1 month LIBOR + 2.500%) 4.069%, 10/7/24(4)	5,850	5,853
Caesars Resort Collection LLC Tranche B (3 month LIBOR + 2.750%) 0.000%, 10/2/24(7)	24,905	25,003
Casablanca US Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 6.130%, 3/29/24	6,367	6,359
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.500%) 4.069%, 4/18/24	3,323	3,337
ClubCorp Holdings, Inc. Tranche B, First Lien (3 month LIBOR + 3.250%) 4.943%, 9/18/24(4)	2,874	2,884
Diamond Resorts International, Inc. 2017 (1 month LIBOR + 4.500%) 5.850%, 9/1/23	24,530	24,691
Eldorado Resorts, Inc. (1 month LIBOR + 2.250%) 3.750%, 4/17/24	7,832	7,832
ESH Hospitality, Inc. (1 month LIBOR + 2.250%) 3.819%, 8/30/23	11,407	11,430
Everi Payments, Inc. Tranche B (3 month LIBOR + 3.500%) 4.914%, 5/9/24	20,592	20,772
Four Seasons Hotels Ltd. (1 month LIBOR + 2.500%) 4.069%, 11/30/23	12,415	12,479
Gateway Casinos & Entertainment Ltd. Tranche B-1 (3 month LIBOR + 3.750%) 5.443%, 2/22/23	2,552	2,572
GLP Capital LP Tranche A-1 (3 month LIBOR + 1.500%) 2.960%, 4/29/21(4)	53,656	53,321
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 4.510%, 10/20/24	5,455	5,460
Golden Nugget, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/4/23(7)	1,166	1,174
Greektown Holdings LLC (1 month LIBOR + 2.750%) 4.319%, 4/25/24	11,059	11,036
	Par Value	Value

Gaming/Leisure—continued
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 2.000%) 3.552%, 10/25/23	$ 80,808	$ 81,181
La Quinta Intermediate Holdings LLC (3 month LIBOR + 2.750%) 4.109%, 4/14/21	9,406	9,431
Las Vegas Sands LLC Tranche B (1 month LIBOR + 2.000%) 3.569%, 3/29/24	20,719	20,820
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.250%) 3.819%, 4/25/23	11,035	11,072
MGM Resorts International Tranche A (1 month LIBOR + 2.250%) 3.819%, 4/25/21	7,803	7,809
Mohegan Tribal Gaming Authority Tranche B (1 month LIBOR + 4.000%) 6.535%, 10/13/23	10,497	10,577
Penn National Gaming, Inc. Tranche B (1 month LIBOR + 2.500%) 4.069%, 1/19/24	2,436	2,444
Playa Resorts Holding B.V. (3 month LIBOR + 3.250%) 4.620%, 4/29/24	7,806	7,837
Recess Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 3.750%, 9/18/24(8)	299	300
Scientific Games International, Inc. Tranche B-4 (1 month LIBOR + 3.250%) 4.746%, 8/14/24	7,950	8,010
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.060%, 6/8/23	6,736	6,744
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 4.810%, 8/18/23(4)	4,965	4,987
VICI Properties 1 LLC Tranche B (3 month LIBOR + 2.250%) 0.000%, 12/13/24(7)	29,950	29,950
		443,175

Healthcare—8.3%
Ardent Legacy Acquisitions, Inc. (1 month LIBOR + 5.500%) 7.069%, 8/4/21	13,070	13,045
Centene Corp. (3 month LIBOR + 3.500%) 3.500%, 9/13/18(3)(8)	43,285	43,285
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%) 4.319%, 3/1/24	56,334	56,412
Community Health Systems, Inc.
2019, Tranche G (3 month LIBOR + 2.750%) 4.229%, 12/31/19	24,532	23,726
2021, Tranche H (3 month LIBOR + 3.000%) 0.000%, 1/27/21(7)	38,377	36,573
Convatec, Inc. Tranche B (3 month LIBOR + 2.250%) 3.943%, 10/25/23	6,755	6,769
CPI Holdco LLC First Lien (3 month LIBOR + 3.500%) 5.193%, 10/31/22	3,141	3,165
Diplomat Pharmacy, Inc. Tranche B (3 month LIBOR + 4.500%) 0.000%, 12/13/24(7)	1,685	1,693
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Endo Luxembourg Finance Co. I S.a.r.l. (1 month LIBOR + 4.250%) 5.875%, 4/29/24	$ 1,648	$ 1,657
Envision Healthcare Corp. (1 month LIBOR + 3.000%) 4.570%, 12/1/23	5,176	5,187
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 5.130%, 5/2/23	5,198	5,237
Greatbatch Ltd.
Tranche A (1 month LIBOR + 3.250%) 4.820%, 10/27/21	4,538	4,532
Tranche B (1 month LIBOR + 3.250%) 4.660%, 10/27/22	16,705	16,822
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.250%) 3.739%, 1/31/25	34,812	34,865
Halyard Health, Inc. (1 month LIBOR + 2.750%) 4.319%, 12/22/23	7,910	7,920
HCA, Inc. Tranche B-8 (1 month LIBOR + 2.250%) 3.819%, 2/15/24	28,138	28,300
Healogics, Inc. First Lien (3 month LIBOR + 4.250%) 5.750%, 7/1/21	3,536	3,070
INC Research Holdings, Inc. Tranche B (1 month LIBOR + 2.250%) 3.819%, 8/1/24	8,932	8,938
Inc. Research Holdings, Inc. Tranche A (1 month LIBOR + 1.750%) 3.319%, 8/1/22	12,585	12,595
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 0.000%, 12/14/22(7)	17,385	17,429
Innoviva, Inc. (3 month LIBOR + 4.500%) 5.936%, 8/18/22	5,923	5,953
Kindred Healthcare, Inc. 2016 (3 month LIBOR + 3.500%) 4.875%, 4/9/21(4)	4,312	4,322
Lannett Co., Inc. Tranche A (1 month LIBOR + 4.750%) 6.319%, 11/25/20	26,340	26,208
MPH Acquisition Holdings LLC Tranche B (3 month LIBOR + 3.000%) 4.693%, 6/7/23	18,835	18,861
Parexel International Corp. (1 month LIBOR + 3.000%) 4.569%, 9/27/24	5,436	5,458
PharMerica Corp.
(3 month LIBOR + 1.403%) 9.153%, 9/26/25	1,695	1,697
First Lien (3 month LIBOR + 3.500%) 4.903%, 9/26/24	2,100	2,109
Quintiles IMS Incorporated Tranche B-2 (3 month LIBOR + 2.000%) 3.693%, 1/17/25	5,018	5,035
Quintiles IMS, Inc. Tranche B-1 (3 month LIBOR + 2.000%) 3.693%, 3/7/24	4,209	4,224
RPI Finance Trust
Tranche A-3 (3 month LIBOR + 1.750%) 3.263%, 10/14/21	10,955	10,955
Tranche B-6 (3 month LIBOR + 2.000%) 3.693%, 3/27/23	33,585	33,716
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 4.820%, 9/2/24	8,349	8,252
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 4.319%, 2/6/24	11,711	11,396
	Par Value	Value

Healthcare—continued
Valeant Pharmaceuticals International, Inc. Tranche B (1 month LIBOR + 3.500%) 4.940%, 4/1/22	$ 28,865	$ 29,255
		498,661

Housing—2.2%
American Builders & Contractors Supply Co., Inc. Tranche B-1 (1 month LIBOR + 2.500%) 4.069%, 10/31/23	14,315	14,366
Beacon Roofing Supply, Inc. (3 month LIBOR + 2.250%) 0.000%, 10/11/24(7)	3,355	3,362
Canam Steel Corp. (1 month LIBOR + 5.500%) 0.000%, 7/1/24(7)	10,283	10,334
Capital Automotive LP
2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.070%, 3/25/24	18,901	18,943
Tranche B, Second Lien (1 month LIBOR + 6.000%) 7.570%, 3/24/25	38,654	39,621
DTZ U.S. Borrower LLC 2015-1, First Lien (3 month LIBOR + 3.250%) 4.767%, 11/4/21	28,479	28,083
HD Supply Waterworks Ltd. (weekly LIBOR + 3.000%) 4.455%, 8/1/24(4)	2,055	2,069
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 4.319%, 11/15/23	4,606	4,611
Realogy Group LLC 2022 (1 month LIBOR + 2.250%) 3.819%, 7/20/22	8,338	8,354
		129,743

Information Technology—7.8%
Almonde, Inc.
First Lien (3 month LIBOR + 3.500%) 4.979%, 6/13/24	10,010	10,034
Second Lien (3 month LIBOR + 7.250%) 8.729%, 6/13/25	4,230	4,231
Aricent Technologies
First Lien (1 month LIBOR + 4.500%) 5.972%, 4/14/21	6,217	6,231
Second Lien (1 month LIBOR + 8.500%) 9.972%, 4/14/22	3,165	3,182
ARRIS Group, Inc. (1 month LIBOR + 2.250%) 3.819%, 5/28/21	8,735	8,748
Autodata, Inc. First Lien (3 month LIBOR + 3.250%) 4.824%, 12/12/24	3,965	3,965
Avaya, Inc. (1 month LIBOR + 4.750%) 6.227%, 11/8/24	7,930	7,795
Blackboard, Inc. Tranche B4 (3 month LIBOR + 5.000%) 6.354%, 6/30/21(4)	8,178	8,088
Cavium, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 3.819%, 8/16/22	5,753	5,760
Cologix Holdings, Inc.
First Lien (3 month LIBOR + 3.000%) 4.456%, 3/20/24(4)	3,141	3,140
Second Lien (1 month LIBOR + 7.000%) 8.552%, 3/20/25(4)	800	804
Compuware Corp. Tranche B-3 (3 month LIBOR + 4.250%) 5.630%, 12/15/21(4)	4,613	4,636
CSRA, Inc. Tranche B (3 month LIBOR + 2.000%) 3.693%, 11/30/23	8,127	8,155
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Cypress Intermediate Holdings III, Inc. First Lien (1 month LIBOR + 3.000%) 4.570%, 4/29/24	$ 6,642	$ 6,648
Dell International LLC
Tranche A-3 (1 month LIBOR + 1.500%) 3.070%, 12/31/18	13,844	13,838
Tranche B (1 month LIBOR + 2.000%) 3.570%, 9/7/23	40,238	40,206
DigiCert Holdings, Inc.
First Lien (3 month LIBOR + 4.750%) 6.130%, 10/31/24	3,350	3,391
Second Lien (3 month LIBOR + 8.000%) 0.000%, 10/31/25(7)	4,240	4,259
EAB Global, Inc. First Lien (1 month LIBOR + 3.750%) 5.241%, 11/17/24	6,705	6,739
ECI Macola First Lien (3 month LIBOR + 4.250%) 5.943%, 9/27/24	3,347	3,372
EIG Investors Corp. (3 month LIBOR + 4.000%) 5.462%, 2/9/23	6,411	6,447
Gartner, Inc.
2017, Tranche B (1 month LIBOR + 2.000%) 3.569%, 4/5/24	5,503	5,517
Tranche A (1 month LIBOR + 2.000%) 3.569%, 3/21/22	5,717	5,732
Ginsberg Merger Sub, Inc. First Lien (3 month LIBOR + 4.500%) 0.000%, 12/19/24(7)	5,345	5,292
GlobalLogic Holdings, Inc. (3 month LIBOR + 4.500%) 6.193%, 6/20/22	4,605	4,640
Help Systems Holdings, Inc. (3 month LIBOR + 4.500%) 6.193%, 10/8/21	2,967	2,975
Inovalon Holdings, Inc. (1 month LIBOR + 1.250%) 2.819%, 9/19/19	27,596	27,320
Internap Corp. (1 month LIBOR + 7.000%) 8.410%, 4/6/22	3,323	3,352
IPC Corp. Tranche B-1, First Lien (3 month LIBOR + 4.500%) 5.880%, 8/6/21	9,129	8,923
Ivanti Software, Inc. First Lien (1 month LIBOR + 4.250%) 5.820%, 1/22/24	4,748	4,506
Leidos Innovations Corp. Tranche B (1 month LIBOR + 2.000%) 3.625%, 8/16/23	6,282	6,333
Lionbridge Technologies, Inc. First Lien (1 month LIBOR + 5.500%) 0.000%, 2/6/24(7)	4,965	4,950
MA Financeco LLC Tranche B-3 (1 month LIBOR + 2.750%) 4.319%, 6/21/24	2,264	2,264
MaxLinear, Inc. Tranche B (3 month LIBOR + 2.500%) 3.977%, 5/12/24	3,842	3,857
McAfee LLC First Lien (1 month LIBOR + 4.500%) 0.000%, 9/30/24(7)	15,897	15,835
Mitchell International, Inc.
First Lien (3 month LIBOR + 3.250%) 0.000%, 11/29/24(7)	415	415
First Lien (3 month LIBOR + 3.250%) 4.943%, 11/29/24	5,150	5,145
Second Lien (3 month LIBOR + 7.250%) 8.943%, 11/20/25	1,605	1,615
Paysafe Group plc (3 month LIBOR + 3.500%) 0.000%, 12/2/24(7)	7,915	7,905
	Par Value	Value

Information Technology—continued
Peak 10 Holding Corp.
First Lien (3 month LIBOR + 3.500%) 5.193%, 8/1/24	$ 8,768	$ 8,754
Second Lien (3 month LIBOR + 7.250%) 8.627%, 8/1/25	1,620	1,626
Presidio, Inc. First Lien (3 month LIBOR + 3.250%) 5.668%, 2/2/22	9,683	9,703
Project Leopard Holdings, Inc. (3 month LIBOR + 5.500%) 7.193%, 7/7/23	2,798	2,814
Quest Software US Holdings, Inc. First Lien (3 month LIBOR + 5.500%) 6.919%, 10/31/22	2,444	2,481
Rackspace Hosting, Inc. 2017, Tranche B (3 month LIBOR + 3.000%) 4.353%, 11/3/23	10,716	10,704
RP Crown Parent LLC Tranche B (1 month LIBOR + 3.000%) 4.569%, 10/12/23	2,876	2,887
Sahara Parent, Inc. First Lien (3 month LIBOR + 5.000%) 6.693%, 8/16/24	3,342	3,258
Salient CRGT, Inc. (1 month LIBOR + 5.750%) 0.000%, 2/28/22(7)	9,287	9,333
SCS Holdings I, Inc. Tranche B, First Lien (1 month LIBOR + 4.250%) 5.819%, 10/30/22	7,836	7,865
Seattle Escrow Borrower LLC (1 month LIBOR + 2.750%) 4.319%, 6/21/24	15,286	15,286
Semiconductor Components Industries LLC (3 month LIBOR + 1.750%) 3.085%, 1/2/18(4)	18,926	18,910
SolarWinds Holdings, Inc. (1 month LIBOR + 3.500%) 5.069%, 2/3/23	2,955	2,964
Solera LLC (1 month LIBOR + 3.250%) 4.818%, 3/3/23	17,691	17,795
Southern Graphics, Inc.
First Lien (3 month LIBOR + 3.500%) 0.000%, 11/22/22(7)	817	820
First Lien (3 month LIBOR + 3.500%). 0.000%, 11/22/22(7)	5,058	5,075
SS&C European Holdings 2017, Tranche B-2 (1 month LIBOR + 2.250%) 3.819%, 7/8/22	51	52
SS&C Technologies, Inc. 2017, Tranche B-1 (1 month LIBOR + 2.250%) 3.819%, 7/8/22	2,724	2,742
Symantec Corp.
Tranche A-2 (3 month LIBOR + 1.500%) 2.938%, 8/1/19(4)	7,946	7,930
Tranche A-3 (1 month LIBOR + 1.500%) 2.950%, 8/1/19	6,562	6,534
Tranche A-5 (1 month LIBOR + 1.750%) 3.200%, 8/1/21	6,435	6,416
TierPoint, LLC First Lien (1 month LIBOR + 3.750%) 5.319%, 5/6/24	3,328	3,301
TTM Technologies, Inc. Tranche B (1 month LIBOR + 2.500%) 4.069%, 9/30/24	3,342	3,340
Vertiv Group Corp. Tranche B (1 month LIBOR + 4.000%) 0.000%, 11/30/23(7)	13,503	13,481
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Information Technology—continued
VF Holding Corp. Tranche B-1 (1 month LIBOR + 3.250%) 4.819%, 6/30/23	$ 11,833	$ 11,915
Western Digital Corp.
Tranche A (1 month LIBOR + 1.750%) 3.319%, 4/29/21	2,925	2,932
Tranche B-3 (1 month LIBOR + 2.000%) 3.569%, 4/29/23	9,969	10,001
		465,164

Manufacturing—1.8%
Big River Steel LLC (3 month LIBOR + 5.000%) 6.693%, 8/15/23	9,147	9,216
Brand Energy & Infrastructure Services, Inc. (3 month LIBOR + 4.250%) 5.620%, 6/21/24	7,492	7,517
Bright Bidco BV First Lien (1 month LIBOR + 4.500%) 6.131%, 7/1/24	12,358	12,430
Columbus McKinnon Corp. (3 month LIBOR + 3.000%) 4.693%, 1/31/24	3,742	3,766
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 4.943%, 1/28/22	8,578	8,610
Encapsys LLC First Lien (1 month LIBOR + 3.250%) 4.819%, 10/25/24	4,005	4,017
EXC Holdings III Corp.
First Lien (6 month LIBOR + 3.500%) 5.161%, 11/15/24	1,665	1,676
Second Lien (3 month LIBOR + 7.500%) 9.161%, 11/15/25	1,260	1,267
Gates Global LLC Tranche B-2 (3 month LIBOR + 3.000%) 4.693%, 4/1/24	16,900	16,981
Keurig Green Mountain, Inc. Tranche A (weekly LIBOR + 1.500%) 0.000%, 3/3/21(7)	17,534	17,485
Milacron LLC Tranche B (3 month LIBOR + 2.750%) 4.209%, 9/28/23	3,500	3,501
TecoStar Holdings, Inc. 2017 (3 month PRIME + 2.500%) 5.941%, 5/1/24	4,990	5,034
Unifrax I LLC
2017 (3 month LIBOR + 3.500%) 4.953%, 4/4/24	6,229	6,291
Second Lien (3 month LIBOR + 7.500%) 9.193%, 11/3/25	4,230	4,283
Utex Industries, Inc. First Lien (3 month LIBOR + 4.000%) 0.000%, 5/21/21(7)	3,268	3,197
		105,271

Metals/Minerals—1.9%
Atkore International, Inc. First Lien (3 month LIBOR + 3.000%) 4.700%, 12/22/23	17,488	17,576
Atlas Iron Ltd. (3 month LIBOR + 7.330%) 8.680%, 5/6/21	2,645	2,367
Blackhawk Mining LLC First Lien (3 month LIBOR + 9.500%) 10.890%, 2/17/22(4)	18,459	15,764
	Par Value	Value

Metals/Minerals—continued
Consol Energy, Inc. Tranche B (3 month LIBOR + 6.000%) 7.470%, 10/31/22	$ 5,030	$ 5,084
Contura Energy, Inc. (2 month LIBOR + 5.000%) 6.630%, 3/18/24	10,686	10,526
Coronado Coal LLC (3 month LIBOR + 7.000%) 8.333%, 6/6/23	4,102	4,123
Fairmount Santrol, Inc. (3 month LIBOR + 6.000%) 7.693%, 11/1/22	11,915	12,037
Foresight Energy LLC (3 month LIBOR + 5.750%) 7.443%, 3/28/22	9,424	8,823
Global Brass and Copper, Inc. (3 month LIBOR + 3.250%) 4.750%, 7/18/23	3,698	3,726
Peabody Energy Corp. 2017 (3 month LIBOR + 3.500%) 5.069%, 3/31/22	5,446	5,515
TMS International Corp. Tranche B1 (1 month LIBOR + 3.000%) 4.472%, 8/14/24	5,797	5,805
US Silica Co.
(3 month LIBOR + 3.000%) 4.750%, 7/23/20	8,703	8,703
(3 month LIBOR + 3.500%) 5.250%, 7/23/20	9,262	9,270
Zekelman Industries, Inc. (3 month LIBOR + 2.750%) 4.073%, 6/14/21	7,321	7,350
		116,669

Retail—3.5%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 6.125%, 8/19/22	8,543	7,044
ASHCO LLC (1 month LIBOR + 5.000%) 6.569%, 9/25/24	17,955	17,888
Belk, Inc. (3 month LIBOR + 4.750%) 6.099%, 12/12/22	8,159	6,669
CWGS Group LLC (3 month LIBOR + 3.000%) 4.278%, 11/8/23	15,358	15,443
Dollar Tree, Inc. Tranche B-2 4.250%, 7/6/22(9)	42,790	43,058
Hudsons Bay Co. Tranche B (3 month LIBOR + 3.250%) 4.718%, 9/30/22	26,730	26,079
J. Crew Group, Inc. (1 month LIBOR + 3.220%) 4.808%, 3/5/21	18,904	11,286
JC Penney Corp., Inc. (3 month LIBOR + 4.250%) 5.729%, 6/23/23(4)	16,823	15,687
Men’s Wearhouse, Inc., The
Tranche B (1 month LIBOR + 3.500%) 4.917%, 6/18/21	2,699	2,697
Tranche B-1 5.000%, 6/18/21(3)(9)	8,333	8,250
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 0.000%, 3/11/22(7)	4,989	3,977
Toys R Us Property Co. I LLC (1 month LIBOR + 5.000%) 6.569%, 8/21/19	31,980	28,896
Toys R Us-Delaware, Inc.
Tranche B (3 month PRIME + 7.750%) 12.250%, 4/24/20(6)	19,691	9,596
Tranche B-3 (3 month PRIME + 2.750%) 7.250%, 5/25/18(6)	1,734	555
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Retail—continued
Tranche B-4 (1 month LIBOR + 8.750%) 6.160%, 1/18/19(8)	$ 14,100	$ 14,389
		211,514

Service—6.5%
American Teleconferencing Services Ltd. (3 month LIBOR + 6.500%) 7.855%, 12/8/21	2,291	2,248
Ascend Learning LLC (1 month LIBOR + 3.000%) 4.569%, 7/12/24	4,170	4,190
Capri Acquisitions BidCo Ltd. (3 month LIBOR + 3.250%) 4.627%, 11/1/24	4,195	4,190
Conduent Business Services LLC Tranche B (1 month LIBOR + 3.000%) 4.569%, 12/7/23	9,368	9,426
CSC SW Holdco, Inc. Tranche B-1 (2 month LIBOR + 3.750%) 5.147%, 11/14/22	5,398	5,435
Diebold Nixdorf Incorporated Tranche B (1 month LIBOR + 2.750%) 4.188%, 11/6/23	1,343	1,341
Engineered Machinery Holdings, Inc.
First Lien (1 month LIBOR + 3.250%) 4.763%, 7/25/24	275	275
First Lien (3 month LIBOR + 3.250%) 4.943%, 7/19/24	2,115	2,115
Evertec Group LLC 2018 (1 month LIBOR + 2.250%) 3.682%, 4/17/18	973	943
Exela Intermediate LLC Tranche B, First Lien (3 month LIBOR + 7.500%) 8.857%, 6/30/23	7,279	7,052
First Data Corp.
2020, Tranche A (1 month LIBOR + 1.750%) 0.000%, 6/2/20(4)(7)	15,669	15,665
2022 (1 month LIBOR + 2.250%) 3.802%, 7/8/22	54,775	54,805
2024A (1 month LIBOR + 2.250%) 3.802%, 4/26/24	40,402	40,409
FleetCor Technologies Operating Co. LLC Tranche B-3 (1 month LIBOR + 2.000%) 3.569%, 8/2/24	8,354	8,378
GFL Environmental, Inc. (3 month LIBOR + 2.750%) 4.443%, 9/29/23	4,098	4,110
Global Payments, Inc. (1 month LIBOR + 1.750%) 3.319%, 7/31/20	13,289	13,289
Hoya Midco LLC First Lien (1 month LIBOR + 4.000%) 0.000%, 6/30/24(7)	4,569	4,565
Inmar, Inc. First Lien (2 month LIBOR + 3.500%) 4.917%, 5/1/24(4)	6,657	6,667
Iqor US, Inc. Tranche B, First Lien (3 month LIBOR + 5.000%) 6.335%, 4/1/21	28,356	28,126
KUEHG Corp. Second Lien (3 month LIBOR + 8.250%) 9.583%, 8/15/25	1,695	1,704
Laureate Education, Inc. 2024 (1 month LIBOR + 4.500%) 6.069%, 4/26/24(4)	7,057	7,110
NAB Holdings LLC (1 month LIBOR + 3.250%) 4.819%, 7/1/24	1,667	1,670
	Par Value	Value

Service—continued
Prime Security Services Borrower LLC 2016-2, Tranche B-1, First Lien (1 month LIBOR + 2.750%) 4.319%, 5/2/22	$ 9,114	$ 9,175
Red Ventures LLC
First Lien (1 month LIBOR + 4.000%) 5.569%, 11/8/24	23,436	23,395
Second Lien (1 month LIBOR + 8.000%) 9.569%, 11/8/25	3,690	3,679
Sedgwick Claims Management Services, Inc.
First Lien (1 month LIBOR + 2.750%) 4.319%, 3/1/21	22,754	22,732
Second Lien (1 month LIBOR + 5.750%) 7.319%, 2/28/22	13,075	13,124
Second Lien (3 month LIBOR + 5.750%) 7.229%, 2/28/22(4)	3,440	3,457
Tranche B, First Lien (3 month LIBOR + 2.750%) 0.000%, 2/28/21(7)	4,165	4,152
SGS Cayman LP (3 month LIBOR + 5.375%) 7.068%, 4/23/21	4,508	4,317
St. George’s University Scholastic Services LLC (1 month LIBOR + 4.250%) 5.707%, 7/6/22(4)	2,512	2,537
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 7.068%, 4/23/21	19,368	18,545
TKC Holdings, Inc.
First Lien (2 month LIBOR + 4.250%) 5.673%, 2/1/23	5,151	5,185
Second Lien (2 month LIBOR + 8.000%) 0.000%, 2/1/24(7)	2,110	2,115
Trans Union LLC 2017, Tranche B-3 (1 month LIBOR + 2.000%) 3.569%, 4/7/23	6,445	6,467
Travelport Finance (Luxembourg) Sarl Tranche D (3 month LIBOR + 2.750%) 0.000%, 9/2/21(7)	9,954	9,948
USIC Holdings, Inc. (3 month LIBOR + 3.500%) 5.004%, 12/8/23	2,915	2,930
Vantiv LLC
Tranche B1, First Lien (3 month LIBOR + 2.000%) 0.000%, 8/7/24(7)	2,205	2,214
Tranche B4 (1 month LIBOR + 2.000%) 3.477%, 8/9/24	7,020	7,052
Ventia Deco LLC 2017, Tranche B (3 month LIBOR + 3.500%) 5.193%, 5/20/22	2,902	2,931
Weight Watchers International, Inc. (1 month LIBOR + 4.750%) 6.230%, 11/29/24	18,455	18,532
Wrangler Buyer Corp. (1 month LIBOR + 3.000%) 4.569%, 9/27/24	2,935	2,952
		389,152

Telecommunications—4.6%
Altice Financing SA
2017 (3 month LIBOR + 2.750%) 4.109%, 7/15/25(4)	11,348	11,101
2017 (3 month LIBOR + 2.750%) 4.112%, 1/31/26	13,210	12,919
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.319%, 1/31/25	55,200	53,182
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Telecommunications—continued
Colorado Buyer, Inc.
First Lien (3 month LIBOR + 3.000%) 4.380%, 5/1/24	$ 3,149	$ 3,167
Second Lien (3 month LIBOR + 7.250%) 8.630%, 5/1/25	2,400	2,421
ConvergeOne Holdings Corp. (3 month LIBOR + 4.750%) 6.450%, 6/20/24	4,990	4,994
Hargray Communications Group, Inc. (1 month LIBOR + 3.000%) 4.569%, 5/16/24	3,154	3,159
Level 3 Financing, Inc. 2024, Tranche B (3 month LIBOR + 2.250%) 3.696%, 2/22/24	78,145	78,145
Neustar, Inc.
Second Lien (3 month LIBOR + 8.000%) 9.397%, 8/8/25	2,750	2,775
Tranche B2, First Lien (3 month LIBOR + 3.750%) 5.147%, 8/8/24(4)	6,958	7,013
New LightSquared LLC
(3 month LIBOR + 8.750%) 10.265%, 6/15/20(4)	10,885	10,083
Second Lien (3 month LIBOR + 12.500%) 13.820%, 12/7/20	11,482	6,939
Numericable U.S. LLC
(3 month LIBOR + 2.750%) 4.130%, 7/31/25	35,074	33,443
(3 month LIBOR + 3.000%) 4.349%, 1/31/26	25,165	24,198
West Corp. Tranche B, First Lien (1 month LIBOR + 4.000%) 5.350%, 10/10/24	10,543	10,564
Zayo Group LLC 2017, Tranche B-2 (1 month LIBOR + 2.250%) 3.802%, 1/19/24(4)	9,199	9,227
		273,330

Transportation—2.7%
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.715%, 4/6/24	19,804	19,866
CH Hold Corp. First Lien (1 month LIBOR + 3.000%) 4.569%, 2/1/24	7,586	7,629
Commercial Barge Line Co. (1 month LIBOR + 8.750%) 10.319%, 11/12/20	7,966	4,544
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 0.000%, 2/27/24(7)	7,289	7,285
Deck Chassis, Inc. Second Lien (3 month LIBOR + 6.000%) 0.000%, 6/15/23(7)	1,685	1,710
Federal-Mogul Corp. Tranche C (1 month LIBOR + 3.750%) 5.275%, 4/15/21	31,516	31,735
HGIM Corp.
Tranche A (3 month PRIME + 3.250%) 7.750%, 6/18/18(6)	12,471	4,926
Tranche B (3 month LIBOR + 3.500%) 7.750%, 6/18/20(6)	12,465	4,924
International Seaways Operating Corp. (1 month LIBOR + 5.500%) 6.850%, 6/22/22	5,406	5,399
	Par Value	Value

Transportation—continued
K & N Parent, Inc.
(3 month LIBOR + 4.750%) 6.209%, 10/20/23	$ 2,470	$ 2,452
Second Lien (1 month LIBOR + 8.750%) 10.319%, 10/21/24	1,710	1,667
Navios Maritime Midstream Partners LP (3 month LIBOR + 4.500%) 6.130%, 6/18/20	5,077	5,039
Navios Maritime Partners LP (3 month LIBOR + 5.000%) 6.540%, 9/14/20	13,677	13,629
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 4.900%, 11/6/24	7,180	7,200
OSG Bulk Ships, Inc. (3 month LIBOR + 4.250%) 5.650%, 8/5/19	8,565	8,244
Sage Automotive Interiors, Inc. (1 month LIBOR + 5.000%) 6.569%, 11/8/22	2,471	2,487
Superior Industries International, Inc. (1 month LIBOR + 4.500%) 6.052%, 5/22/24	9,391	9,461
Tower Automotive Holdings USA LLC (1 month LIBOR + 2.750%) 4.188%, 3/7/24	14,282	14,318
Wabash National Corp. Tranche B-4 (1 month LIBOR + 2.250%) 3.750%, 3/18/22	11,447	11,476
		163,991

Utility—4.8%
AES Corp. (3 month LIBOR + 2.000%) 3.454%, 5/24/22	14,560	14,584
APLP Holdings Ltd. Partnership (1 month LIBOR + 3.500%) 5.069%, 4/13/23	3,897	3,945
Bronco Midstream Funding LLC (3 month LIBOR + 4.000%) 5.436%, 8/17/20(4)	19,066	19,281
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 4.069%, 1/15/25	5,905	5,898
Calpine Corp.
(3 month LIBOR + 2.500%) 3.840%, 11/17/24	5,931	5,919
(3 month LIBOR + 2.5000%) 2.500%, 11/17/24	5,955	5,947
2016 (3 month LIBOR + 2.500%) 4.043%, 5/31/23	5,181	5,175
2017 (1 month LIBOR + 1.750%) 3.320%, 12/31/19	2,114	2,113
Dynegy, Inc. Tranche C-2 (1 month LIBOR + 2.750%) 4.251%, 2/7/24	23,335	23,433
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 5.319%, 10/2/23	14,666	14,789
Empire Generating Co. LLC
Tranche B (3 month LIBOR + 4.250%) 5.630%, 3/15/21	20,296	16,744
Tranche C (3 month LIBOR + 4.250%) 5.630%, 3/15/21(4)	2,006	1,655
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Utility—continued
Energy Future Intermediate Holding Co. LLC (1 month LIBOR + 3.000%) 4.546%, 6/30/18	$ 17,490	$ 17,527
Helix Gen Funding LLC (3 month LIBOR + 3.750%) 5.443%, 6/3/24	3,075	3,082
Lonestar Generation LLC (1 month LIBOR + 4.250%) 5.819%, 2/22/21	3,465	3,417
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 0.000%, 4/13/21(7)	7,955	5,415
MRP Generation Holdings LLC (3 month LIBOR + 7.000%) 8.693%, 10/18/22	17,724	16,306
NRG Energy, Inc. (3 month LIBOR + 2.250%) 3.943%, 6/30/23	43,384	43,394
PowerTeam Services LLC First Lien (3 month LIBOR + 3.250%) 4.943%, 5/6/20	11,121	11,128
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 7.569%, 5/13/22	15,290	15,533
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 5.569%, 4/13/24	12,124	12,197
Tranche B-1 (1 month LIBOR + 4.000%) 5.569%, 7/17/23	5,931	5,967
Vistra Operations Co. LLC
(3 month LIBOR + 2.750%) 3.996%, 8/4/23	24,291	24,413
2016 (3 month LIBOR + 2.750%) 2.356%, 12/14/23	6,242	6,284
Tranche C (1 month LIBOR + 2.500%) 3.834%, 8/4/23	4,305	4,326
		288,472

Wireless Communications—1.2%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 4.125%, 2/2/24	72,730	72,676
Total Leveraged Loans (Identified Cost $5,464,424)		5,427,075

	Shares
Preferred Stock—0.0%
Financials—0.0%
GMAC Capital Trust I Series 2, 7.201%(2)	34,000	882
Total Preferred Stock (Identified Cost $850)		882
Common Stocks—0.8%
Consumer Discretionary—0.2%
Caesars Entertainment Corp.(4)(11)	947,421	11,985
Energy—0.2%
Linn Energy, Inc.(4)(11)	140,363	5,650
SandRidge Energy, Inc.(4)(11)	16,109	339
	Shares	Value
Energy—continued
Templar Energy LLC(3)(4)(11)	1,378,328	$ 2,894
		8,883

Financials—0.1%
Aretec Group, Inc.(3)(4)(11)	104,182	3,751
Information Technology—0.3%
Avaya Holdings Corp.(4)(11)	1,099,711	19,300
Total Common Stocks (Identified Cost $84,267)		43,919
Right—0.0%
Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(3)(11)	410,667	370
Total Right (Identified Cost $555)		370
Total Long-Term Investments—95.2% (Identified Cost $5,776,404)		5,700,783
Short-Term Investment—9.1%
Money Market Mutual Fund—9.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(4)(12)	545,542,204	545,542
Total Short-Term Investment (Identified Cost $545,542)		545,542
TOTAL INVESTMENTS—104.3% (Identified Cost $6,321,946)		$6,246,325
Other assets and liabilities, net—(4.3)%		(256,886)
NET ASSETS—100.0%		$5,989,439

Abbreviation:
LIBOR	London Interbank Offered Rate

See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $98,700 or 1.6% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	All or a portion of the security is segregated as collateral for a delayed delivery transaction.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Security is fixed rate.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	Non-income producing security.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	90%
Canada	4
Luxembourg	2
Cayman Islands	1
Netherlands	1
France	1
Puerto Rico	1
Total Investments	100%
† % of total investments as of December 31, 2017
See Notes to Financial Statements.

Virtus Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 6,942	$ —	$ 3,032	$ 3,910
Corporate Bonds And Notes	221,595	—	186,056	35,539
Leveraged Loans	5,427,075	—	5,350,733	76,342
Equity Securities:
Common Stocks	43,919	37,274	—	6,645
Preferred Stock	882	882	—	—
Right	370	—	—	370
Short-Term Investment	545,542	545,542	—	—
Total Investments	$6,246,325	$583,698	$5,539,821	$122,806
Securities held by the Fund with an end of period value of $370 were transferred from Level 1 to Level 3 based on our valuation procedures for non-U.S. securities. Securities held by the Fund with an end of period value of $19,069 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Right
Investments in Securities
Balance as of March 31, 2017:	$ 44,142	$ —	$ 44,142	$ —	$ —	$ —
Accrued discount/(premium)	71	2	43	26	—	—
Realized gain (loss)	20	—	20	—	—	—
Change in unrealized appreciation (depreciation)(c)	442	(2)	296	148	—	—
Purchases	67,019	3,910	(650)	63,759	—	—
Sales (b)	(8,327)	—	(8,312)	(15)	—	—
Transfers into Level 3(a)	19,439	—	—	12,424	6,645	370
Transfers from Level 3(a)	—	—	—	—	—	—
Balance as of December 31, 2017	$122,806	$3,910	$35,539 (d)	$76,342	$6,645	$370
(a) “Transfers into and/or from” represent the ending value as of December 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
(b) Includes paydowns on securities.
(c) Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations. The change in unrealized appreciation (depreciation) on investments still held at September 30, 2017, was $442.
(d) Includes internally fair valued security currently priced at $0.
The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements.

Virtus Seix Georgia Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.3%
Georgia—87.0%
General Obligation—5.6%
State of Georgia 4.000%, 2/1/35	$2,000	$ 2,215
Gwinnett County School District 5.000%, 2/1/35	1,500	1,786
County of Forsyth 5.000%, 3/1/29	750	944
		4,945
General Revenue—29.9%
Athens Housing Authority, UGA Real Estate Foundation, Inc. East Campus Housing Phase II LLC Project, 5.000%, 6/15/31	1,000	1,190
Atlanta Development Authority
5.000%, 7/1/34	1,000	1,169
5.250%, 7/1/40	2,500	2,954
Fulton County Development Authority,
Georgia Tech Facilities, 5.000%, 5/1/39	2,145	2,430
Robert Woodruff Arts Center, Inc., 5.000%, 3/15/36	2,000	2,293
Robert Woodruff Arts Center, Inc., 5.250%, 3/15/24	1,145	1,193
Tech Foundation Campus Recreation Center and Tech Square Project, 5.000%, 11/1/30	2,000	2,455
Gwinnett County Development Authority
Gwinnett College Student Housing Project, 5.000%, 7/1/30	2,230	2,676
Gwinnett College Student Center Project, 5.000%, 7/1/33	500	592
Private Colleges & Universities Authority,
Savannah College of Art and Design Project, 5.000%, 4/1/30	1,000	1,115
Savannah College of Art and Design Project, 5.000%, 4/1/44	3,500	3,819
Emory University, 5.000%, 10/1/38	4,000	4,764
		26,650
Healthcare Revenue—11.6%
Athens-Clarke County Unified Government Development Authority, Catholic Health East, 6.250%, 11/15/32	1,305	1,386
Carroll City-County Hospital Authority, Tanner Medical Center, Inc., (Country Guaranteed Insured) 5.000%, 7/1/41	3,000	3,444
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., 5.000%, 11/15/29	2,000	2,132
Greene County Development Authority Catholic Health East, 5.000%, 11/15/37	2,955	3,335
		10,297
	Par Value	Value
Georgia—continued
Pre-Refunded—18.2%
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association Project, (Pre-refunded 7/1/21 @ 100) 5.250%, 7/1/27	$2,885	$ 3,216
Athens-Clarke County
(Pre-refunded 1/1/19 @ 100) 5.625%, 1/1/33	3,000	3,123
(Pre-refunded 1/1/19 @ 100) 5.500%, 1/1/38	4,000	4,159
Clarke County Hospital Authority Athens Regional Medical Center, (Country Guaranteed Insured) (Pre-refunded 1/1/22 @ 100) 5.000%, 1/1/32	1,180	1,326
Metropolitan Atlanta Rapid Transit Authority Third Indenture, (Pre-refunded 7/1/22 @ 100) 5.000%, 7/1/30	1,465	1,665
Thomasville Hospital Authority, (Pre-refunded 11/2/20 @ 100) 5.375%, 11/1/40	2,510	2,757
		16,246
Tax Allocation Revenue—6.3%
City of Atlanta,
Eastside Project, 5.000%, 1/1/28	850	1,000
Eastside Project, 5.000%, 1/1/30	250	291
Beltline Project, 5.000%, 1/1/28	855	1,015
Beltline Project, 5.000%, 1/1/30	1,055	1,239
Beltline Project, 5.000%, 1/1/31	1,500	1,754
Atlantic Station Project, 5.000%, 12/1/24	300	350
		5,649
Transportation Revenue—4.1%
City of Atlanta Department of Aviation,
5.000%, 1/1/42	2,235	2,496
5.000%, 1/1/32	1,000	1,167
		3,663
Water & Sewer Revenue—11.3%
City of Atlanta, 5.000%, 11/1/40	4,000	4,657
Athens-Clarke County 5.000%, 1/1/24	1,250	1,473
Henry County Water & Sewerage Authority (AMBAC Insured) 6.150%, 2/1/20	2,100	2,213
See Notes to Financial Statements.

Virtus Seix Georgia Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value
Georgia—continued
Water & Sewer Revenue—continued
Board of Water Light & Sinking Fund Commissioners of the City of Dalton 5.000%, 3/1/30	$1,400	$ 1,686
		10,029
		77,479

North Carolina—2.1%
General Revenue—2.1%
North Carolina Capital Facilities Finance Agency, High Point University, 5.000%, 5/1/32	1,700	1,833
South Carolina—2.3%
Electric Revenue—2.3%
South Carolina Public Service Authority 5.750%, 12/1/43	1,800	2,086
Virginia—3.9%
Healthcare Revenue—0.5%
Virginia Commonwealth University Health System Authority 5.000%, 7/1/33	385	458
Transportation Revenue—3.4%
Virginia Small Business Financing Authority, Senior Lien, 5.000%, 7/1/34	2,805	3,036
		3,494

Total Municipal Bonds (Identified Cost $81,370)		84,892
Total Long-Term Investments—95.3% (Identified Cost $81,370)		84,892

	Shares	Value
Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.270%) (2)	2,725,623	$ 2,726
Total Short-Term Investment (Identified Cost $2,726)		2,726
TOTAL INVESTMENTS—98.3% (Identified Cost $84,096)		$87,618
Other assets and liabilities, net—1.7%		1,492
NET ASSETS—100.0%		$89,110

Abbreviation:
AMBAC	American Municipal Bond Assurance Corp.

Footnote Legend:
(1)	At December 31, 2017, 8.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$84,892	$ —	$84,892	$—
Short-Term Investment	2,726	2,726	—	—
Total Investments	$87,618	$2,726	$84,892	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.1%
Alabama—5.3%
Birmingham Alabama Special Care Facilities Financing Authority, Childrens Hospital Revenue, (AGC Insured) (Pre-refunded 6/1/19 @ 100), 6.000%, 6/1/39	$2,000	$ 2,123
County of Jefferson, Sales Tax Revenue, 5.000%, 9/15/33	1,000	1,167
Jefferson County Revenue, 5.000%, 9/15/35	1,000	1,160
		4,450

Alaska—2.6%
Matanuska-Susitna of Borough Revenue,
(AGC Insured) (Pre-refunded 9/1/19 @ 100), 6.000%, 9/1/28	1,270	1,361
(AGC Insured) (Pre-refunded 9/1/19 @ 100), 6.000%, 9/1/28	730	783
		2,144

California—19.2%
California Infrastructure & Economic Development Bank, Academy Motion Picture Arts Revenue, 5.000%, 11/1/34	1,000	1,151
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 5.000%, 6/1/50	1,750	1,920
California State of,
General Obligation, 5.000%, 9/1/19	1,500	1,584
General Obligation, 5.000%, 8/1/24	2,500	2,982
General Obligation, 5.000%, 9/1/30	1,000	1,113
General Obligation, 6.500%, 4/1/33	2,000	2,125
Chabot-Las Positas Community College District, General Obligation, 4.000%, 8/1/47	1,500	1,624
Los Angeles Community College District, General Obligation, 4.000%, 8/1/39	1,195	1,305
Los Angeles Department of Airports, Los Angeles International Airport Revenue, 5.000%, 5/15/35	1,000	1,176
San Diego Redevelopment Agency Successor Agency,
5.000%, 9/1/28	500	602
5.000%, 9/1/29	405	485
		16,067

Colorado—3.2%
Colorado Educational & Cultural Facilities Authority, University of Denver Project Revenue, 5.000%, 3/1/43	1,000	1,171
	Par Value	Value

Colorado—continued
University of Colorado Revenue, 4.000%, 6/1/36	$1,355	$ 1,496
		2,667

Connecticut—1.0%
Connecticut State Health & Educational Facility Authority, Sacred Heart University Revenue, 5.000%, 7/1/42	750	874
District of Columbia—2.6%
Columbia District Revenue, 5.500%, 12/1/30	2,000	2,145
Florida—1.4%
Orlando City Revenue, (Pre-refunded 5/1/24 @ 100), 5.250%, 11/1/32	1,000	1,201
Georgia—1.7%
Fulton County Development Authority, Georgia Tech Athletic Association Revenue, 5.750%, 10/1/36	1,250	1,391
Idaho—4.5%
Idaho Health Facilities Authority Revenue,
6.750%, 11/1/37	2,500	2,606
5.000%, 12/1/42	1,000	1,167
		3,773

Illinois—7.5%
Chicago O’Hare International Airport Revenue,
5.000%, 1/1/33	1,100	1,246
5.000%, 1/1/33	3,500	4,020
University of Illinois Revenue, (Pre-refunded 4/1/19 @ 100), 5.750%, 4/1/38	1,000	1,052
		6,318

Indiana—4.4%
Indiana Finance Authority Revenue, 5.000%, 6/1/32	3,000	3,672
Louisiana—1.1%
Jefferson Sales Tax District Revenue, (AGM Insured), 5.000%, 12/1/42	775	920
Maine—3.2%
Maine Turnpike Authority Revenue (Pre-refunded 7/1/19 @ 100), 6.000%, 7/1/38	2,500	2,663
Maryland—5.9%
Maryland Health & Higher Educational Facilities Authority,
Lifebridge Health Revenue, 4.000%, 7/1/35	300	321
Lifebridge Health Revenue, 4.000%, 7/1/36	1,060	1,129
See Notes to Financial Statements.

Virtus Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Maryland—continued
Lifebridge Health Revenue, 5.000%, 7/1/44	$3,050	$ 3,537
		4,987

Massachusetts—1.3%
Commonwealth of Massachusetts Transportation Fund Revenue, 4.000%, 6/1/35	1,000	1,104
Missouri—3.5%
Metropolitan St Louis Sewer District Revenue, 5.000%, 5/1/36	2,500	2,951
New Jersey—2.8%
New Jersey Turnpike Authority, Toll Highway Revenue, 5.000%, 1/1/37	2,000	2,383
New York—5.4%
Long Island Power Authority Revenue, 5.000%, 9/1/47	1,500	1,760
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.000%, 11/1/29	1,000	1,224
New York State Dormitory Authority, Sales Tax Revenue, 5.000%, 3/15/33	1,250	1,505
		4,489

North Carolina—3.8%
City of Charlotte Water & Sewer System Revenue, 1.310%, 7/1/36	3,210	3,210
Oklahoma—1.2%
Oklahoma Turnpike Authority Revenue,
4.000%, 1/1/42	100	109
5.000%, 1/1/47	750	887
		996

Oregon—7.9%
Oregon State Facilities Authority, Reed College Project Revenue, 5.000%, 7/1/47	1,000	1,192
Port of Portland Airport Revenue,
5.000%, 7/1/42	1,000	1,158
5.000%, 7/1/47	1,000	1,173
Washington Multnomah & Yamhill Country School District, General Obligation (SCH BD GTY Insured), 5.000%, 6/15/27	2,500	3,128
		6,651

Pennsylvania—3.6%
Pennsylvania Turnpike Commission,
Toll Highway Revenue, 5.000%, 12/1/34	1,490	1,749
	Par Value	Value

Pennsylvania—continued
Toll Highway Revenue, 6.375%, 12/1/38	$1,000	$ 1,277
		3,026

Texas—2.0%
Arlington Higher Education Finance Corp, Life School Revenue (PSF-GTD Insured), 5.000%, 8/15/39	1,000	1,137
Harris County Cultural Education Facilities Finance Corp. Teco Project Revenue, 4.000%, 11/15/36	500	534
		1,671

Washington—2.0%
City of Seattle Municipal Light & Power Revenue, (BHAC Insured) (Pre-refunded 4/1/19 @ 100), 5.750%, 4/1/29	1,635	1,720
Total Municipal Bonds (Identified Cost $79,025)		81,473
Total Long-Term Investments—97.1% (Identified Cost $79,025)		81,473

	Shares
Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.270%)(2)	1,986,649	1,987
Total Short-Term Investment (Identified Cost $1,987)		1,987
TOTAL INVESTMENTS—99.5% (Identified Cost $81,012)		$83,460
Other assets and liabilities, net—0.5%		399
NET ASSETS—100.0%		$83,859

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At December 31, 2017, 13.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Virtus Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$81,473	$ —	$81,473	$—
Short-Term Investment	1,987	1,987	—	—
Total Investments	$83,460	$1,987	$81,473	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Corporate Bonds And Notes—90.9%
Consumer Discretionary—16.0%
American Axle & Manufacturing, Inc.
144A 6.250%, 4/1/25(1)	$ 719	$ 757
144A 6.500%, 4/1/27(1)	1,729	1,830
CalAtlantic Group, Inc.
5.875%, 11/15/24	1,650	1,834
5.000%, 6/15/27	925	960
CCO Holdings LLC
5.750%, 9/1/23	505	518
144A 5.750%, 2/15/26(1)	1,405	1,459
144A 5.125%, 5/1/27(1)	2,405	2,369
Century Communities, Inc.
6.875%, 5/15/22	2,180	2,289
5.875%, 7/15/25	1,593	1,601
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(1)	224	227
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20	550	539
6.500%, 11/15/22	975	991
DISH DBS Corp.
7.875%, 9/1/19	1,160	1,241
7.750%, 7/1/26	800	841
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 7/1/19(1)	885	867
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	1,290	1,290
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,460	1,526
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	1,340	1,434
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	1,090	1,109
Hilton Grand Vacations Borrower LLC 144A 6.125%, 12/1/24(1)	820	896
Intelsat Jackson Holdings SA 7.250%, 10/15/20	740	696
KFC Holding Co. 144A 4.750%, 6/1/27(1)	391	400
L Brands, Inc.
6.875%, 11/1/35	570	576
6.750%, 7/1/36	625	625
Lee Enterprises, Inc. 144A 9.500%, 3/15/22(1)	435	450
Lions Gate Entertainment Corp. 144A 5.875%, 11/1/24(1)	1,405	1,484
Lithia Motors, Inc. 144A 5.250%, 8/1/25(1)	895	933
Matthews International Corp. 144A 5.250%, 12/1/25(1)	865	874
MGM Resorts International
7.750%, 3/15/22	3,305	3,768
6.000%, 3/15/23	1,655	1,787
Mohegan Gaming & Entertainment 144A 7.875%, 10/15/24(1)	1,265	1,297
Motors Liquidation Co. Escrow
7.200%, 2/15/40(2)(3)	17,182	—
8.375%, 2/15/40(2)(3)	36,800	—
Murphy Oil USA, Inc. 5.625%, 5/1/27	379	398
New Home Co., Inc. (The) 7.250%, 4/1/22	1,075	1,126
	Par Value	Value
Consumer Discretionary—continued
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	$ 3,279	$ 3,304
Penske Automotive Group, Inc. 5.375%, 12/1/24	1,310	1,330
PetSmart, Inc.
144A 7.125%, 3/15/23(1)	560	332
144A 5.875%, 6/1/25(1)	1,465	1,124
PulteGroup, Inc. 5.500%, 3/1/26	695	756
Sears Holdings Corp. 8.000%, 12/15/19	2,901	1,476
Service Corp. International/US 4.625%, 12/15/27	905	918
SFR Group SA
144A 6.000%, 5/15/22(1)	600	607
144A 7.375%, 5/1/26(1)	2,650	2,729
Shea Homes LP 144A 5.875%, 4/1/23(1)	1,665	1,727
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	935	954
Telenet Finance Luxembourg Notes Sarl 144A 5.500%, 3/1/28(1)	1,000	997
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(1)	474	508
TRI Pointe Group, Inc.
4.875%, 7/1/21	2,441	2,532
5.875%, 6/15/24	2,075	2,215
5.250%, 6/1/27	1,850	1,897
Univision Communications, Inc. 144A 6.750%, 9/15/22(1)	463	481
Viacom, Inc. 6.250%, 2/28/57	1,565	1,528
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	1,490	1,557
WMG Acquisition Corp. 144A 5.625%, 4/15/22(1)	1,600	1,648
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(1)	1,350	1,330
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(1)	1,090	1,089
		70,031

Consumer Staples—3.8%
Albertsons Cos. LLC 6.625%, 6/15/24	910	869
JBS USA LUX SA 144A 8.250%, 2/1/20(1)	1,815	1,821
New Albertson’s, Inc. 7.450%, 8/1/29	1,540	1,344
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,870	2,956
144A 5.875%, 9/30/27(1)	445	458
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	457	473
144A 8.000%, 7/15/25(1)	2,070	2,329
144A 5.750%, 3/1/27(1)	571	581
Rite Aid Corp.
6.750%, 6/15/21	1,165	1,159
144A 6.125%, 4/1/23(1)	2,550	2,301
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
US Foods, Inc. 144A 5.875%, 6/15/24(1)	$ 2,116	$ 2,222
		16,513

Energy—17.0%
Antero Resources Corp.
5.625%, 6/1/23	200	208
5.000%, 3/1/25	1,020	1,040
California Resources Corp. 144A 8.000%, 12/15/22(1)	2,504	2,066
Centennial Resource Production LLC 144A 5.375%, 1/15/26(1)	1,315	1,340
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24	2,110	2,401
5.125%, 6/30/27	1,328	1,374
Chesapeake Energy Corp.
144A 8.000%, 12/15/22(1)	2,581	2,784
144A 8.000%, 1/15/25(1)	1,180	1,190
144A 8.000%, 6/15/27(1)	1,405	1,349
CNX Resources Corp. 8.000%, 4/1/23	3,415	3,661
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	1,680	1,764
Crestwood Midstream Partners LP 5.750%, 4/1/25	1,166	1,204
Denbury Resources, Inc. 144A 9.000%, 5/15/21(1)	875	894
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	945	992
Diamondback Energy, Inc.
4.750%, 11/1/24	998	1,002
5.375%, 5/31/25	2,083	2,143
Eclipse Resources Corp. 8.875%, 7/15/23	1,680	1,724
Endeavor Energy Resources LP
144A 5.500%, 1/30/26(1)	675	687
144A 5.750%, 1/30/28(1)	665	683
Ensco plc
8.000%, 1/31/24	2,858	2,865
5.750%, 10/1/44	2,065	1,414
FTS International, Inc. (3 month LIBOR + 7.500%) 144A 9.088%, 6/15/20(1)(4)	1,160	1,183
Hornbeck Offshore Services, Inc.
5.875%, 4/1/20	2,302	1,537
5.000%, 3/1/21	1,960	1,029
MEG Energy Corp.
144A 7.000%, 3/31/24(1)	2,830	2,388
144A 6.500%, 1/15/25(1)	1,795	1,773
Murphy Oil Corp. 5.750%, 8/15/25	1,870	1,912
Nabors Industries, Inc. 5.500%, 1/15/23	1,569	1,518
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	199
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	950	971
Petrobras Global Finance BV
8.375%, 5/23/21	1,990	2,270
7.375%, 1/17/27	800	881
Precision Drilling Corp.
6.500%, 12/15/21	844	860
7.750%, 12/15/23	800	840
	Par Value	Value

Energy—continued
144A 7.125%, 1/15/26(1)	$ 356	$ 363
Pride International LLC 7.875%, 8/15/40	1,400	1,185
Range Resources Corp.
5.750%, 6/1/21	2,819	2,925
5.875%, 7/1/22	630	643
Rockies Express Pipeline LLC
144A 6.850%, 7/15/18(1)	1,241	1,263
144A 6.000%, 1/15/19(1)	2,635	2,707
144A 5.625%, 4/15/20(1)	390	408
Rowan Cos, Inc.
4.875%, 6/1/22	2,504	2,360
4.750%, 1/15/24	1,210	1,065
5.850%, 1/15/44	1,410	1,100
SandRidge Energy, Inc. 8.125%, 1/15/19(2)(3)	1,935	—
SESI LLC
7.125%, 12/15/21	1,160	1,189
144A 7.750%, 9/15/24(1)	1,925	2,045
Seven Generations Energy Ltd. 144A 6.750%, 5/1/23(1)	1,161	1,234
Southwestern Energy Co. 7.500%, 4/1/26	1,850	1,966
Tallgrass Energy Partners LP
144A 5.500%, 9/15/24(1)	585	600
144A 5.500%, 1/15/28(1)	930	941
Transocean, Inc.
7.500%, 4/15/31	905	805
6.800%, 3/15/38	1,025	826
Whiting Petroleum Corp. 144A 6.625%, 1/15/26(1)	900	918
		74,689

Financials—14.7%
Ally Financial, Inc.
5.750%, 11/20/25	1,045	1,139
8.000%, 11/1/31	450	585
CRC Escrow Issuer LLC 144A 5.250%, 10/15/25(1)	1,785	1,803
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,200	1,352
144A 10.875%, 10/15/25(1)	2,605	3,093
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,423	1,583
Delphi Technologies plc 144A 5.000%, 10/1/25(1)	465	471
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)	1,055	1,130
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,515	3,594
Jefferies Finance LLC 144A 7.375%, 4/1/20(1)	2,050	2,109
KCA Deutag UK Finance plc
144A 7.250%, 5/15/21(1)	555	538
144A 9.875%, 4/1/22(1)	1,960	2,078
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,220	1,214
MGIC Investment Corp. 5.750%, 8/15/23	1,640	1,794
Nationstar Mortgage LLC
6.500%, 8/1/18	5,200	5,209
9.625%, 5/1/19	1,025	1,054
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Financials—continued
7.875%, 10/1/20	$ 3,890	$ 3,973
6.500%, 7/1/21	1,806	1,831
6.500%, 6/1/22	827	835
Navient Corp.
8.450%, 6/15/18	1,805	1,851
5.500%, 1/15/19	875	890
8.000%, 3/25/20	2,545	2,752
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	4,845	4,966
OneMain Financial Holdings LLC 144A 7.250%, 12/15/21(1)	1,625	1,689
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	404	424
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,745	3,876
144A 5.250%, 1/15/28(1)	860	849
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	1,340	1,444
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(1)	1,565	1,479
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	1,005	897
TRU Taj LLC 144A 12.000%, 8/15/21(1)(3)	1,565	1,448
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,300	1,368
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	880	895
Walter Investment Management Corp. 7.875%, 12/15/21(3)	4,350	2,632
West Corp. 144A 8.500%, 10/15/25(1)	1,465	1,447
		64,292

Health Care—7.4%
Centene Corp. 5.625%, 2/15/21	2,530	2,600
DaVita, Inc.
5.750%, 8/15/22	1,405	1,445
5.000%, 5/1/25	3,865	3,864
Endo Finance LLC 144A 7.250%, 1/15/22(1)	960	830
Envision Healthcare Corp. 5.625%, 7/15/22	1,135	1,146
Greatbatch Ltd. 144A 9.125%, 11/1/23(1)	1,872	2,031
HCA Healthcare, Inc. 6.250%, 2/15/21	1,465	1,553
HCA, Inc.
6.500%, 2/15/20	1,115	1,182
5.250%, 6/15/26	895	949
7.500%, 11/6/33	420	470
7.500%, 11/15/95	455	465
Hologic, Inc. 144A 4.375%, 10/15/25(1)	1,420	1,441
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(1)	576	622
Kindred Healthcare, Inc.
8.000%, 1/15/20	1,935	2,097
8.750%, 1/15/23	440	466
Teleflex, Inc. 5.250%, 6/15/24	1,263	1,317
	Par Value	Value

Health Care—continued
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(1)	$ 3,870	$ 3,943
144A 6.125%, 4/15/25(1)	2,470	2,260
144A 9.000%, 12/15/25(1)	1,450	1,511
WellCare Health Plans, Inc. 5.250%, 4/1/25	2,245	2,369
		32,561

Industrials—10.3%
AECOM 5.125%, 3/15/27	1,653	1,684
Air Canada Pass-Through-Trust
2013-1, C 144A 6.625%, 5/15/18(1)	875	889
2015-1, C 144A 5.000%, 3/15/20(1)	543	555
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,985	2,047
AmeriGas Partners LP 5.750%, 5/20/27	1,605	1,621
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	585	629
144A 8.750%, 12/1/21(1)	1,475	1,622
144A 7.500%, 3/15/25(1)	2,205	2,221
Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,100	1,177
Engility Corp. 8.875%, 9/1/24	1,645	1,758
Gartner, Inc. 144A 5.125%, 4/1/25(1)	775	810
GFL Environmental, Inc. 144A 9.875%, 2/1/21(1)	1,685	1,775
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(1)	730	755
Grinding Media, Inc. 144A 7.375%, 12/15/23(1)	1,094	1,175
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	1,680	1,714
144A 8.375%, 8/15/22(1)	3,985	4,138
HC2 Holdings, Inc. 144A 11.000%, 12/1/19(1)	1,125	1,143
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	1,236	1,332
Jack Ohio Finance LLC 144A 10.250%, 11/15/22(1)	1,207	1,319
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,555	1,594
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	1,133	1,201
Navistar International Corp. 144A 6.625%, 11/1/25(1)	885	923
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	1,098	1,128
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(1)	1,015	1,127
Ritchie Bros Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	850	878
United Airlines, Inc. Pass-Through-Trust 2014-1, B 4.750%, 4/11/22	2,428	2,512
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	1,505	1,573
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Industrials—continued
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	$ 2,644	$ 2,871
Wabash National Corp. 144A 5.500%, 10/1/25(1)	1,440	1,451
WESCO Distribution, Inc. 5.375%, 6/15/24	1,275	1,310
		44,932

Information Technology—4.5%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	4,690	4,807
144A 5.375%, 8/1/22(1)	1,610	1,622
Conduent Finance, Inc. 144A 10.500%, 12/15/24(1)	1,118	1,312
Dell International LLC 144A 7.125%, 6/15/24(1)	1,475	1,615
Dell, Inc. 6.500%, 4/15/38	867	882
First Data Corp.
144A 5.375%, 8/15/23(1)	1,620	1,686
144A 7.000%, 12/1/23(1)	1,205	1,274
Nuance Communications, Inc. 5.625%, 12/15/26	1,176	1,225
Quintiles IMS, Inc. 144A 5.000%, 10/15/26(1)	1,390	1,425
Western Digital Corp. 10.500%, 4/1/24	3,400	3,940
		19,788

Materials—3.6%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	2,380	2,499
Big River Steel LLC 144A 7.250%, 9/1/25(1)	875	925
Blue Cube Spinco, Inc. 9.750%, 10/15/23	1,778	2,098
Chemours Co. (The) 7.000%, 5/15/25	2,295	2,490
Enviva Partners LP 8.500%, 11/1/21	500	533
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	2,353	2,212
Kaiser Aluminum Corp. 5.875%, 5/15/24	1,469	1,561
Summit Materials LLC 8.500%, 4/15/22	1,845	2,043
TMS International Corp. 144A 7.250%, 8/15/25(1)	843	881
Valvoline, Inc. 5.500%, 7/15/24	322	342
		15,584

Real Estate—4.9%
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,832	3,928
iStar, Inc.
4.625%, 9/15/20	2,670	2,710
6.500%, 7/1/21	3,353	3,483
6.000%, 4/1/22	1,848	1,913
MPT Operating Partnership LP 5.000%, 10/15/27	1,485	1,513
	Par Value	Value

Real Estate—continued
Sabra Health Care LP 5.125%, 8/15/26	$ 1,675	$ 1,698
SBA Communications Corp.
4.875%, 9/1/24	920	945
144A 4.000%, 10/1/22(1)	1,786	1,788
Starwood Property Trust, Inc. 5.000%, 12/15/21	3,488	3,619
		21,597

Telecommunication Services—6.4%
Altice Financing SA 144A 6.625%, 2/15/23(1)	995	1,042
Altice Luxembourg SA
144A 7.750%, 5/15/22(1)	2,875	2,817
144A 7.625%, 2/15/25(1)	955	914
CB Escrow Corp. 144A 8.000%, 10/15/25(1)	1,155	1,172
CenturyLink, Inc.
5.625%, 4/1/20	470	474
6.750%, 12/1/23	1,855	1,818
7.500%, 4/1/24	675	673
Cequel Communications Holdings I LLC 144A 7.750%, 7/15/25(1)	440	471
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	3,830	3,801
Cogent Communications Finance, Inc. 144A 5.625%, 4/15/21(1)	745	752
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	520	546
Intelsat Jackson Holdings SA
144A 9.500%, 9/30/22(1)	410	473
144A 9.750%, 7/15/25(1)	1,025	987
Level 3 Financing, Inc. 5.375%, 5/1/25	1,145	1,144
Level 3 Parent LLC 5.750%, 12/1/22	415	417
Sprint Capital Corp. 6.875%, 11/15/28	2,135	2,148
Sprint Communications, Inc. 11.500%, 11/15/21	2,060	2,487
Sprint Corp. 7.875%, 9/15/23	1,830	1,949
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	1,304	1,337
UPC Holding BV 144A 5.500%, 1/15/28(1)	2,725	2,650
		28,072

Utilities—2.3%
Calpine Corp. 144A 5.250%, 6/1/26(1)	725	711
Foresight Energy LLC 144A 11.500%, 4/1/23(1)	2,405	1,966
NRG Energy, Inc.
6.250%, 7/15/22	570	593
7.250%, 5/15/26	1,900	2,069
144A 5.750%, 1/15/28(1)	520	525
NRG Yield Operating LLC 5.000%, 9/15/26	1,620	1,644
Talen Energy Supply LLC
144A 9.500%, 7/15/22(1)	1,420	1,455
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Utilities—continued
144A 10.500%, 1/15/26(1)	$ 1,270	$ 1,257
		10,220

Total Corporate Bonds And Notes (Identified Cost $388,464)		398,279
Leveraged Loans(4)—4.6%
Cable/Wireless Video—0.2%
Liberty Cablevision of Puerto Rico Tranche B, First Lien (3 month LIBOR + 3.500%) 4.859%, 1/7/22	1,005	972
Energy—0.7%
California Resources Corp. (1 month LIBOR + 10.375%) 11.876%, 12/31/22	1,430	1,568
Chesapeake Energy Corp. Tranche A (3 month LIBOR + 7.500%) 8.954%, 8/23/21	1,180	1,254
		2,822

Financial—1.8%
AltiSource Solutions S.a.r.l Tranche B (1 month LIBOR + 3.500%) 5.069%, 12/9/20	2,338	2,288
Freedom Mortgage Corp. (3 month LIBOR + 5.500%) 6.956%, 2/23/22	1,028	1,042
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 6.460%, 12/7/20	1,169	1,171
USI, Inc. Tranche B (3 month LIBOR + 3.000%) 4.693%, 5/16/24	1,312	1,309
Walter Investment Management Corp. Tranche B (1 month LIBOR + 3.750%) 5.319%, 12/18/20(5)	2,047	1,952
		7,762

Food/Tobacco—0.3%
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.100%, 10/30/22	1,389	1,364
Gaming/Leisure—0.2%
Eldorado Resorts, Inc. (1 month LIBOR + 2.250%) 3.750%, 4/17/24	881	881
Healthcare—0.3%
Centene Corp. (3 month LIBOR + 3.500%) 3.500%, 9/13/18(6)(7)	1,245	1,245
Metals/Minerals—0.2%
Foresight Energy LLC (3 month LIBOR + 5.750%) 7.443%, 3/28/22	1,131	1,059
Retail—0.5%
Sears Roebuck Acceptance Corp.
2016 (1 month LIBOR + 7.500%) 8.892%, 7/20/20	164	164
	Par Value	Value

Retail—continued
2017 (3 month LIBOR + 4.500%) 6.069%, 1/20/19	$ 2,134	$ 2,145
		2,309

Service—0.1%
Laureate Education, Inc. 2024 (1 month LIBOR + 4.500%) 6.069%, 4/26/24	432	435
Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.319%, 1/31/25	1,335	1,286
Total Leveraged Loans (Identified Cost $19,935)		20,135

	Shares
Preferred Stock—0.2%
Financials—0.2%
GMAC Capital Trust I Series 2, 7.201%(4)	42,810	1,111
Total Preferred Stock (Identified Cost $1,071)		1,111
Common Stocks—1.5%
Consumer Discretionary—0.5%
General Motors Co.	46,732	1,916
Energy—1.0%
Linn Energy, Inc.(8)	83,395	3,357
SandRidge Energy, Inc.(8)	39,265	827
Templar Energy LLC(6)(8)	159,460	335
		4,519

Total Common Stocks (Identified Cost $9,588)		6,435
Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(8)	3,760	7
SandRidge Energy, Inc.(8)	1,583	2
		9

Total Warrants (Identified Cost $0)		9
Total Long-Term Investments—97.2% (Identified Cost $419,058)		425,969
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Shares	Value

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(9)(10)	11,163,254	$ 11,163
Total Short-Term Investment (Identified Cost $11,163)		11,163
TOTAL INVESTMENTS—99.7% (Identified Cost $430,221)		$437,132
Other assets and liabilities, net—0.3%		1,183
NET ASSETS—100.0%		$438,315

Abbreviation:
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $212,188 or 48.4% of net assets.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(3)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Represents unfunded portion of security and commitment fee earned on this portion.
(8)	Non-income producing security.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	All or a portion of the security is segregated as collateral for a delayed delivery transaction.

Country Weightings (Unaudited)†
United States	84%
Canada	7
Luxembourg	3
Netherlands	2
United Kingdom	2
France	1
Cayman Islands	1
Total Investments	100%
† % of total investments as of December 31, 2017
See Notes to Financial Statements.

Virtus Seix High Income Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$398,279	$ —	$398,279	$ —
Leveraged Loans	20,135	—	18,890	1,245
Equity Securities:
Common Stocks	6,435	6,100	—	335
Preferred Stock	1,111	1,111	—	—
Warrants	9	9	—	—
Short-Term Investment	11,163	11,163	—	—
Total Investments	$437,132	$18,383	$417,169	$1,580
Securities held by the Fund with an end of period value of $9 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities. Securities held by the Fund with an end of period value of $335 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2017.
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Corporate Bonds And Notes—91.1%
Consumer Discretionary—16.8%
American Axle & Manufacturing, Inc.
144A 6.250%, 4/1/25(1)	$ 705	$ 742
144A 6.500%, 4/1/27(1)	1,745	1,848
CalAtlantic Group, Inc.
5.875%, 11/15/24	1,391	1,546
5.000%, 6/15/27	910	944
CCO Holdings LLC
5.750%, 9/1/23	2,485	2,547
144A 5.750%, 2/15/26(1)	2,635	2,737
144A 5.125%, 5/1/27(1)	2,640	2,600
Century Communities, Inc.
6.875%, 5/15/22	1,820	1,911
5.875%, 7/15/25	1,570	1,578
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	1,350	1,372
DISH DBS Corp.
7.875%, 9/1/19	2,320	2,482
7.750%, 7/1/26	810	852
Dollar Tree Inc. 5.750%, 3/1/23	1,525	1,597
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	1,275	1,275
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,350	1,411
Hilton Grand Vacations Borrower LLC 144A 6.125%, 12/1/24(1)	825	901
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	799
KFC Holding Co. 144A 4.750%, 6/1/27(1)	378	387
L Brands, Inc.
6.875%, 11/1/35	545	550
6.750%, 7/1/36	530	530
Lamar Media Corp. 5.750%, 2/1/26	980	1,046
Lee Enterprises, Inc. 144A 9.500%, 3/15/22(1)	437	452
Lions Gate Entertainment Corp. 144A 5.875%, 11/1/24(1)	1,490	1,574
Lithia Motors, Inc. 144A 5.250%, 8/1/25(1)	896	934
Matthews International Corp. 144A 5.250%, 12/1/25(1)	860	869
MGM Resorts International
7.750%, 3/15/22	3,215	3,665
6.000%, 3/15/23	1,615	1,744
Murphy Oil USA, Inc. 5.625%, 5/1/27	370	389
New Home Co., Inc. (The) 7.250%, 4/1/22	1,060	1,110
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	6,170	6,216
Penske Automotive Group, Inc. 5.375%, 12/1/24	1,290	1,309
PetSmart, Inc. 144A 5.875%, 6/1/25(1)	1,105	848
PulteGroup, Inc.
4.250%, 3/1/21	1,527	1,573
5.500%, 3/1/26	1,920	2,088
7.875%, 6/15/32	400	502
	Par Value	Value
Consumer Discretionary—continued
Quebecor Media, Inc. 5.750%, 1/15/23	$ 463	$ 491
Service Corp. International/US 4.625%, 12/15/27	905	918
SFR Group SA 144A 7.375%, 5/1/26(1)	2,100	2,163
Shea Homes LP
144A 5.875%, 4/1/23(1)	1,755	1,821
144A 6.125%, 4/1/25(1)	1,755	1,825
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	960	994
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	820	836
Telenet Finance Luxembourg Notes Sarl 144A 5.500%, 3/1/28(1)	1,200	1,197
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(1)	505	542
TRI Pointe Group, Inc.
4.875%, 7/1/21	2,260	2,345
5.875%, 6/15/24	2,010	2,146
5.250%, 6/1/27	1,825	1,872
Univision Communications, Inc. 144A 6.750%, 9/15/22(1)	483	502
Viacom, Inc. 6.250%, 2/28/57	1,535	1,499
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,408	1,450
144A 5.000%, 8/1/23(1)	600	621
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(1)	815	803
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(1)	1,105	1,104
		76,057

Consumer Staples—4.4%
Albertsons Cos. LLC 6.625%, 6/15/24	925	883
JBS USA LUX SA
144A 8.250%, 2/1/20(1)	2,115	2,121
144A 5.750%, 6/15/25(1)	1,745	1,680
New Albertson’s, Inc. 7.450%, 8/1/29	1,536	1,340
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,785	2,869
144A 5.875%, 9/30/27(1)	440	453
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	380	393
144A 8.000%, 7/15/25(1)	2,045	2,301
144A 5.000%, 8/15/26(1)	1,565	1,540
144A 5.750%, 3/1/27(1)	474	482
Rite Aid Corp.
6.750%, 6/15/21	1,155	1,149
144A 6.125%, 4/1/23(1)	2,490	2,247
US Foods, Inc. 144A 5.875%, 6/15/24(1)	2,550	2,678
		20,136

Energy—15.0%
Antero Resources Corp.
5.375%, 11/1/21	600	615
5.625%, 6/1/23	190	198
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Energy—continued
5.000%, 3/1/25	$1,105	$ 1,127
Centennial Resource Production LLC 144A 5.375%, 1/15/26(1)	1,330	1,355
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24	1,075	1,224
5.125%, 6/30/27	1,315	1,360
Chesapeake Energy Corp. 144A 8.000%, 12/15/22(1)	3,705	3,997
CNX Resources Corp. 8.000%, 4/1/23	3,015	3,232
Crestwood Midstream Partners LP 5.750%, 4/1/25	1,300	1,342
Denbury Resources, Inc. 144A 9.000%, 5/15/21(1)	895	914
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	945	992
Diamondback Energy, Inc.
4.750%, 11/1/24	1,045	1,049
5.375%, 5/31/25	2,018	2,076
Endeavor Energy Resources LP
144A 5.500%, 1/30/26(1)	675	687
144A 5.750%, 1/30/28(1)	660	678
Ensco plc
8.000%, 1/31/24	2,760	2,767
5.750%, 10/1/44	2,017	1,382
FTS International, Inc. (3 month LIBOR + 7.500%) 144A 9.088%, 6/15/20(1)(2)	1,176	1,200
MEG Energy Corp.
144A 7.000%, 3/31/24(1)	2,890	2,438
144A 6.500%, 1/15/25(1)	1,801	1,779
Murphy Oil Corp.
6.875%, 8/15/24	1,285	1,372
5.750%, 8/15/25	1,885	1,927
Nabors Industries, Inc. 5.500%, 1/15/23	1,540	1,490
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	199
Oasis Petroleum Inc. 7.250%, 2/1/19	1,925	1,925
Oceaneering International, Inc. 4.650%, 11/15/24	520	506
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	930	951
Petrobras Global Finance BV
8.375%, 5/23/21	2,000	2,281
7.375%, 1/17/27	810	892
Precision Drilling Corp.
7.750%, 12/15/23	805	845
144A 7.125%, 1/15/26(1)	348	355
Pride International LLC 7.875%, 8/15/40	1,370	1,159
Range Resources Corp.
5.750%, 6/1/21	2,535	2,630
5.875%, 7/1/22	630	643
Rockies Express Pipeline LLC
144A 6.850%, 7/15/18(1)	1,105	1,124
144A 6.000%, 1/15/19(1)	2,650	2,723
144A 5.625%, 4/15/20(1)	730	765
Rowan Cos, Inc.
4.875%, 6/1/22	2,420	2,281
4.750%, 1/15/24	1,705	1,500
5.850%, 1/15/44	1,330	1,037
	Par Value	Value

Energy—continued
RSP Permian, Inc. 6.625%, 10/1/22	$1,055	$ 1,106
SESI LLC
7.125%, 12/15/21	1,110	1,138
144A 7.750%, 9/15/24(1)	1,940	2,061
Seven Generations Energy Ltd. 144A 6.750%, 5/1/23(1)	1,158	1,230
Southwestern Energy Co. 7.500%, 4/1/26	1,160	1,233
Tallgrass Energy Partners LP
144A 5.500%, 9/15/24(1)	579	594
144A 5.500%, 1/15/28(1)	900	911
Transocean, Inc.
7.500%, 4/15/31	870	774
6.800%, 3/15/38	995	802
Whiting Petroleum Corp. 144A 6.625%, 1/15/26(1)	915	933
		67,799

Financials—12.8%
Ally Financial, Inc.
8.000%, 3/15/20	2,268	2,500
5.750%, 11/20/25	1,095	1,194
8.000%, 11/1/31	470	611
CRC Escrow Issuer LLC 144A 5.250%, 10/15/25(1)	1,820	1,839
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,150	1,295
144A 10.875%, 10/15/25(1)	2,732	3,244
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,400	1,558
Delphi Technologies plc 144A 5.000%, 10/1/25(1)	455	461
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(1)	965	1,047
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,450	3,528
Icahn Enterprises LP 6.000%, 8/1/20	2,525	2,597
Jefferies Finance LLC
144A 7.375%, 4/1/20(1)	2,015	2,073
144A 7.250%, 8/15/24(1)	760	780
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,195	1,189
MGIC Investment Corp. 5.750%, 8/15/23	1,730	1,892
Nationstar Mortgage LLC
6.500%, 8/1/18	4,980	4,988
9.625%, 5/1/19	955	982
7.875%, 10/1/20	2,055	2,099
6.500%, 7/1/21	4,350	4,410
6.500%, 6/1/22	773	781
Navient Corp.
8.450%, 6/15/18	1,900	1,948
5.500%, 1/15/19	735	748
8.000%, 3/25/20	2,810	3,038
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	1,490	1,527
OneMain Financial Holdings LLC 144A 7.250%, 12/15/21(1)	1,540	1,600
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	408	428
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Financials—continued
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	$3,505	$ 3,628
144A 5.250%, 1/15/28(1)	865	854
Radian Group Inc. 7.000%, 3/15/21	982	1,101
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	1,227	1,322
Springleaf Finance Corp. 8.250%, 12/15/20	600	660
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,100	1,158
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	860	875
		57,955

Health Care—5.3%
Centene Corp.
5.625%, 2/15/21	2,500	2,569
6.125%, 2/15/24	590	624
DaVita, Inc.
5.750%, 8/15/22	2,310	2,376
5.000%, 5/1/25	2,175	2,174
Envision Healthcare Corp. 5.625%, 7/15/22	1,140	1,151
HCA Healthcare, Inc. 6.250%, 2/15/21	1,128	1,196
HCA, Inc.
5.250%, 6/15/26	875	927
7.500%, 11/6/33	400	448
7.500%, 11/15/95	455	465
Hologic, Inc.
144A 5.250%, 7/15/22(1)	1,050	1,087
144A 4.375%, 10/15/25(1)	1,405	1,426
Kindred Healthcare, Inc. 8.000%, 1/15/20	1,880	2,037
MEDNAX, Inc. 144A 5.250%, 12/1/23(1)	1,045	1,063
Quintiles IMS, Inc. 144A 4.875%, 5/15/23(1)	1,660	1,710
Teleflex, Inc. 5.250%, 6/15/24	1,569	1,636
Valeant Pharmaceuticals International, Inc. 144A 7.000%, 3/15/24(1)	900	963
WellCare Health Plans, Inc. 5.250%, 4/1/25	2,065	2,179
		24,031

Industrials—10.9%
AECOM 5.125%, 3/15/27	1,835	1,869
Air Canada Pass-Through-Trust
2013-1, C 144A 6.625%, 5/15/18(1)	790	803
2015-1, C 144A 5.000%, 3/15/20(1)	490	501
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	2,295	2,367
American Airlines Group Inc. Pass-Through-Trust Series 2013-2, Class B 144A 5.600%, 7/15/20(1)	2,904	3,001
	Par Value	Value

Industrials—continued
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	$ 490	$ 527
144A 8.750%, 12/1/21(1)	1,350	1,485
144A 7.500%, 3/15/25(1)	2,130	2,146
Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,105	1,182
Gartner, Inc. 144A 5.125%, 4/1/25(1)	1,300	1,358
GFL Environmental, Inc. 144A 9.875%, 2/1/21(1)	1,759	1,854
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(1)	785	811
Grinding Media, Inc. 144A 7.375%, 12/15/23(1)	1,082	1,162
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	4,085	4,167
144A 8.375%, 8/15/22(1)	3,560	3,697
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	1,004	1,082
ILFC E-Capital Trust I 144A 4.370%, 12/21/65(1)(2)	2,390	2,330
Jack Ohio Finance LLC 144A 6.750%, 11/15/21(1)	1,070	1,126
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,540	1,578
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	1,125	1,156
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(1)	1,073	1,191
Ritchie Bros Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	860	888
Sensata Technologies BV 144A 5.000%, 10/1/25(1)	470	497
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	475	517
United Airlines, Inc. Pass-Through-Trust 2014-1, B 4.750%, 4/11/22	2,634	2,724
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	1,250	1,306
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	2,379	2,584
Wabash National Corp. 144A 5.500%, 10/1/25(1)	1,390	1,400
WESCO Distribution, Inc. 5.375%, 6/15/24	1,295	1,331
West Corp. 144A 4.750%, 7/15/21(1)	2,845	2,881
		49,521

Information Technology—5.5%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	3,120	3,198
144A 5.375%, 8/1/22(1)	3,145	3,169
CDW LLC 5.000%, 9/1/25	955	988
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	1,665	1,769
Conduent Finance, Inc. 144A 10.500%, 12/15/24(1)	1,106	1,298
Dell International LLC 144A 7.125%, 6/15/24(1)	1,455	1,593
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Dell, Inc. 6.500%, 4/15/38	$ 890	$ 906
First Data Corp.
144A 5.375%, 8/15/23(1)	2,640	2,748
144A 7.000%, 12/1/23(1)	1,460	1,544
Match Group, Inc. 6.375%, 6/1/24	960	1,040
Nuance Communications, Inc. 5.625%, 12/15/26	1,175	1,224
Quintiles IMS, Inc. 144A 5.000%, 10/15/26(1)	2,015	2,065
Western Digital Corp. 10.500%, 4/1/24	2,780	3,221
		24,763

Materials—5.2%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	2,275	2,389
Big River Steel LLC 144A 7.250%, 9/1/25(1)	885	936
Blue Cube Spinco, Inc. 9.750%, 10/15/23	1,910	2,254
Chemours Co. (The) 7.000%, 5/15/25	2,270	2,463
Enviva Partners LP 8.500%, 11/1/21	520	554
GCP Applied Technologies, Inc. 144A 9.500%, 2/1/23(1)	1,005	1,115
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	1,539	1,447
Kaiser Aluminum Corp. 5.875%, 5/15/24	1,665	1,769
Novelis Corp. 144A 6.250%, 8/15/24(1)	1,470	1,540
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	2,053	2,125
Steel Dynamics, Inc. 5.125%, 10/1/21	1,010	1,035
Summit Materials LLC 8.500%, 4/15/22	1,865	2,065
TMS International Corp. 144A 7.250%, 8/15/25(1)	855	893
Trinseo Materials Operating SCA 144A 5.375%, 9/1/25(1)	930	963
USG Corp. 144A 5.500%, 3/1/25(1)	640	680
Valvoline, Inc. 5.500%, 7/15/24	1,107	1,176
		23,404

Real Estate—4.6%
Equinix, Inc. 5.875%, 1/15/26	1,500	1,611
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,755	3,849
iStar, Inc.
4.625%, 9/15/20	2,622	2,661
6.500%, 7/1/21	2,290	2,379
6.000%, 4/1/22	1,070	1,107
MPT Operating Partnership LP 5.000%, 10/15/27	1,435	1,462
	Par Value	Value

Real Estate—continued
Sabra Health Care LP 5.125%, 8/15/26	$1,445	$ 1,465
SBA Communications Corp.
4.875%, 9/1/24	905	930
144A 4.000%, 10/1/22(1)	1,745	1,747
Starwood Property Trust, Inc. 5.000%, 12/15/21	3,510	3,642
		20,853

Telecommunication Services—8.5%
Altice Financing SA 144A 6.625%, 2/15/23(1)	1,090	1,141
Altice Luxembourg SA
144A 7.750%, 5/15/22(1)	2,055	2,014
144A 7.625%, 2/15/25(1)	465	445
CB Escrow Corp. 144A 8.000%, 10/15/25(1)	2,330	2,365
CenturyLink, Inc.
5.625%, 4/1/20	470	473
6.750%, 12/1/23	1,850	1,813
7.500%, 4/1/24	475	474
Cequel Communications Holdings I LLC 144A 7.750%, 7/15/25(1)	450	481
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	3,395	3,370
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,108
CSC Holdings LLC 144A 6.625%, 10/15/25(1)	1,125	1,218
Intelsat Jackson Holdings SA
144A 9.500%, 9/30/22(1)	1,265	1,458
144A 8.000%, 2/15/24(1)	1,290	1,358
Level 3 Financing, Inc.
6.125%, 1/15/21	5,500	5,589
5.375%, 8/15/22	1,330	1,347
5.125%, 5/1/23	620	622
5.375%, 5/1/25	1,695	1,693
Level 3 Parent LLC 5.750%, 12/1/22	425	427
Sprint Capital Corp. 6.875%, 11/15/28	2,075	2,088
Sprint Communications, Inc. 11.500%, 11/15/21	2,035	2,457
Sprint Corp. 7.875%, 9/15/23	1,860	1,981
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	1,315	1,348
UPC Holding BV 144A 5.500%, 1/15/28(1)	1,875	1,823
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	499
Zayo Group LLC
6.375%, 5/15/25	495	523
144A 5.750%, 1/15/27(1)	500	510
		38,625

Utilities—2.1%
Calpine Corp.
5.750%, 1/15/25	900	856
144A 5.250%, 6/1/26(1)	725	711
See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Utilities—continued
NRG Energy, Inc.
6.250%, 7/15/22	$ 605	$ 629
7.250%, 5/15/26	1,885	2,053
144A 5.750%, 1/15/28(1)	520	525
NRG Yield Operating LLC
5.375%, 8/15/24	685	709
5.000%, 9/15/26	1,350	1,370
Talen Energy Supply LLC
144A 9.500%, 7/15/22(1)	1,395	1,430
144A 10.500%, 1/15/26(1)	1,280	1,267
		9,550

Total Corporate Bonds And Notes (Identified Cost $400,994)		412,694
Leveraged Loans(2)—4.8%
Cable/Wireless Video—0.2%
Liberty Cablevision of Puerto Rico Tranche B, First Lien (3 month LIBOR + 3.500%) 4.859%, 1/7/22	1,025	992
Chemicals—0.1%
Kraton Polymers LLC (1 month LIBOR + 3.000%) 4.569%, 1/6/22	402	406
Energy—0.3%
California Resources Corp. (1 month LIBOR + 10.375%) 11.876%, 12/31/22	1,195	1,310
Financial—1.7%
AltiSource Solutions S.a.r.l Tranche B (1 month LIBOR + 3.500%) 5.069%, 12/9/20	2,317	2,268
Freedom Mortgage Corp. (3 month LIBOR + 5.500%) 6.956%, 2/23/22	863	874
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 6.460%, 12/7/20	1,169	1,171
USI, Inc. Tranche B (3 month LIBOR + 3.000%) 4.693%, 5/16/24	1,267	1,264
Walter Investment Management Corp. Tranche B (1 month LIBOR + 3.750%) 5.319%, 12/18/20(3)	2,431	2,318
		7,895

Food/Tobacco—0.4%
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.100%, 10/30/22	1,712	1,681
Gaming/Leisure—0.2%
Eldorado Resorts, Inc. (1 month LIBOR + 2.250%) 3.750%, 4/17/24	868	868
Healthcare—0.3%
Centene Corp. (3 month LIBOR + 3.500%) 3.500%, 9/13/18(4)(5)	1,280	1,280
Metals/Minerals—0.5%
Foresight Energy LLC (3 month LIBOR + 5.750%) 7.443%, 3/28/22	2,183	2,044
	Par Value	Value

Retail—0.4%
Sears Roebuck Acceptance Corp.
2016 (1 month LIBOR + 7.500%) 8.892%, 7/20/20	$ 171	$ 172
2017 (3 month LIBOR + 4.500%) 6.069%, 1/20/19	1,799	1,807
		1,979

Service—0.4%
Conduent Business Services LLC Tranche B (1 month LIBOR + 3.000%) 4.569%, 12/7/23	1,588	1,598
Laureate Education, Inc. 2024 (1 month LIBOR + 4.500%) 6.069%, 4/26/24	422	425
		2,023

Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.319%, 1/31/25	1,315	1,267
Total Leveraged Loans (Identified Cost $21,654)		21,745

	Shares
Common Stock—0.1%
Energy—0.1%
Templar Energy LLC(4)(6)	134,055	281
Total Common Stock (Identified Cost $4,781)		281
Total Long-Term Investments—96.0% (Identified Cost $427,429)		434,720
Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(7)(8)	12,779,752	12,780
Total Short-Term Investment (Identified Cost $12,780)		12,780
TOTAL INVESTMENTS—98.8% (Identified Cost $440,209)		$447,500
Other assets and liabilities, net—1.2%		5,662
NET ASSETS—100.0%		$453,162

Abbreviation:
LIBOR	London Interbank Offered Rate

See Notes to Financial Statements.

Virtus Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $209,524 or 46.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security in default, interest payments are being received during the bankruptcy proceedings.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Represents unfunded portion of security and commitment fee earned on this portion.
(6)	Non-income producing security.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	All or a portion of the security is segregated as collateral for a delayed delivery transaction.

Country Weightings (Unaudited)†
United States	87%
Canada	6
Luxembourg	3
Netherlands	2
United Kingdom	1
France	1
Total Investments	100%
† % of total investments as of December 31, 2017
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$412,694	$ —	$412,694	$ —
Leveraged Loans	21,745	—	20,465	1,280
Equity Securities:
Common Stock	281	—	—	281
Short-Term Investment	12,780	12,780	—	—
Total Investments	$447,500	$12,780	$433,159	$1,561
Securities held by the Fund with an end of period value of $281 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.1%
Alabama—3.8%
Birmingham Alabama Special Care Facilities Financing Authority, Childrens Hospital Revenue, (AGC Insured) (Pre-refunded 6/1/19 @ 100), 6.000%, 6/1/39	$ 9,000	$ 9,554
County of Jefferson, Sales Tax Revenue,
5.000%, 9/15/31	3,585	4,234
5.000%, 9/15/32	2,000	2,344
5.000%, 9/15/33	1,500	1,750
		17,882

Alaska—9.2%
Matanuska-Susitna of Borough Revenue,
(AGC Insured) (Pre-refunded 9/1/19 @ 100), 5.500%, 9/1/23	18,000	19,146
(AGC Insured) (Pre-refunded 9/1/19 @ 100), 6.000%, 9/1/28	9,850	10,557
(AGC Insured) (Pre-refunded 9/1/19 @ 100), 6.000%, 9/1/28	5,650	6,056
(AGC Insured) (Pre-refunded 9/1/19 @ 100), 6.000%, 9/1/32	7,250	7,771
		43,530

California—21.0%
California Infrastructure & Economic Development Bank Revenue, 5.000%, 11/1/35	2,000	2,296
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/2020 1.556%, 4/1/38(2)	3,825	3,822
California State of,
General Obligation, 5.000%, 9/1/19	3,500	3,697
General Obligation, 5.000%, 8/1/24	7,500	8,946
General Obligation, 6.500%, 4/1/33	24,500	26,026
City of Los Angeles Department of Airports Revenue,
5.000%, 5/15/26	2,500	3,005
5.000%, 5/15/30	740	879
5.000%, 5/15/32	1,250	1,477
5.000%, 5/15/33	1,255	1,481
5.000%, 5/15/34	1,000	1,178
City of Los Angeles Wastewater System Revenue,
(Pre-refunded 6/1/19 @ 100), 5.750%, 6/1/34	2,775	2,937
(Pre-refunded 6/1/19 @ 100), 5.750%, 6/1/34	2,225	2,355
County of Santa Clara, General Obligation, 4.000%, 8/1/34	5,300	5,897
East Bay Municipal Utility District Water System Revenue, 5.000%, 6/1/33	3,940	4,851
Los Angeles Community College District,
2008 Election General Obligation, 4.000%, 8/1/33	1,000	1,116
2008 Election General Obligation, 4.000%, 8/1/34	1,000	1,113
2008 Election General Obligation, 4.000%, 8/1/35	3,000	3,317
	Par Value	Value

California—continued
General Obligation, 4.000%, 8/1/39	$ 3,000	$ 3,277
Los Angeles Department of Water Revenue,
5.000%, 7/1/34	2,645	3,157
5.000%, 7/1/36	2,000	2,379
San Francisco City & County Airport Comm-San Francisco International Airport Revenue,
(AGM Insured) (Pre-refunded 5/1/18 @ 100), 5.750%, 5/1/24	1,870	1,895
(AGM Insured) (Pre-refunded 5/1/18 @ 100), 5.750%, 5/1/24	840	851
University of California Revenue,
(Pre-refunded 5/15/19 @ 100), 5.750%, 5/15/27	3,000	3,173
(Pre-refunded 5/15/19 @ 100), 5.750%, 5/15/28	10,000	10,577
		99,702

Colorado—2.9%
Regional Transportation District, Sales Tax Revenue, 5.000%, 11/1/34	1,500	1,823
University of Colorado Revenue,
5.000%, 6/1/31	1,000	1,222
4.000%, 6/1/34	5,000	5,529
4.000%, 6/1/35	2,500	2,762
4.000%, 6/1/36	2,000	2,208
		13,544

Connecticut—0.3%
Connecticut State Health & Educational Facilities Authority Revenue, 5.000%, 7/1/36	1,230	1,443
District of Columbia—1.8%
Columbia District Revenue, 5.500%, 12/1/30	8,000	8,580
Florida—3.2%
County of Miami-Dade Water & Sewer System Revenue,
5.000%, 10/1/31	4,000	4,740
5.000%, 10/1/32	6,100	7,205
5.000%, 10/1/33	2,650	3,122
		15,067

Hawaii—1.6%
State of Hawaii,
General Obligation, (Pre-refunded 11/1/22 @ 100), 5.000%, 11/1/29	60	69
General Obligation, (Pre-refunded 11/1/22 @ 100), 5.000%, 11/1/29	160	183
General Obligation, (Pre-refunded 11/1/22 @ 100), 5.000%, 11/1/29	6,530	7,495
		7,747

Idaho—0.3%
Ada & Boise Counties Independent School District Boise City, General Obligation, 5.000%, 8/1/33	1,000	1,218
See Notes to Financial Statements.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Illinois—7.5%
Chicago O’Hare International Airport Revenue,
4.000%, 1/1/27	$ 2,730	$ 2,866
5.000%, 1/1/33	2,000	2,265
5.000%, 1/1/33	6,580	7,557
5.000%, 1/1/33	1,550	1,804
5.000%, 1/1/34	2,000	2,358
5.000%, 1/1/34	1,000	1,160
5.000%, 1/1/38	5,000	5,861
5.000%, 1/1/38	2,000	2,305
Illinois State Toll Highway Authority,
Toll Highway Revenue, 5.000%, 1/1/35	1,600	1,896
Toll Highway Revenue, 5.000%, 1/1/36	1,800	2,129
Sales Tax Securitization Corp.
Sales Tax Revenue, 5.000%, 1/1/25	1,700	2,013
Sales Tax Revenue, 5.000%, 1/1/30	1,000	1,223
University of Illinois Revenue, (Pre-refunded 4/1/19 @ 100), 5.750%, 4/1/38	2,000	2,105
		35,542

Kentucky—0.2%
Kentucky Economic Development Finance Authority Revenue, (AGM Insured) 5.000%, 12/1/47	1,000	1,073
Louisiana—1.1%
Jefferson Sales Tax District,
Sales Tax Revenue, (AGM Insured) 5.000%, 12/1/31	1,500	1,797
Sales Tax Revenue, (AGM Insured) 5.000%, 12/1/33	2,000	2,380
New Orleans Aviation Board Revenue, 5.000%, 1/1/35	760	886
		5,063

Maryland—3.1%
County of Montgomery General Obligation, 5.000%, 11/1/27	5,000	5,992
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health Revenue, 5.000%, 7/1/44	1,850	2,145
State of Maryland, General Obligation, (Pre-refunded 8/1/22 @ 100), 5.000%, 8/1/25	5,920	6,726
		14,863

Massachusetts—3.3%
Commonwealth of Massachusetts Transportation Fund Revenue,
4.000%, 6/1/34	3,125	3,459
4.000%, 6/1/35	2,140	2,363
Massachusetts School Building Authority Revenue, 5.000%, 8/15/36	5,000	5,919
	Par Value	Value

Massachusetts—continued
Massachusetts State College Building Authority Revenue, (ST INTERCEPT Insured) 5.000%, 5/1/34	$ 3,545	$ 4,139
		15,880

Michigan—2.2%
Michigan Finance Authority Revenue,
5.000%, 7/1/21	7,000	7,156
4.000%, 12/1/36	1,000	1,057
5.000%, 12/1/37	1,000	1,178
4.000%, 12/1/40	1,000	1,046
		10,437

Missouri—0.6%
Metropolitan St. Louis Sewer District Revenue,
5.000%, 5/1/35	1,500	1,772
5.000%, 5/1/42	1,000	1,203
		2,975

New Jersey—6.4%
New Jersey Turnpike Authority,
Toll Highway Revenue, 5.000%, 1/1/30	1,250	1,527
Toll Highway Revenue, 5.000%, 1/1/31	7,120	8,630
Toll Highway Revenue, 5.000%, 1/1/31	5,000	6,060
Toll Highway Revenue, 5.000%, 1/1/32	3,000	3,621
Toll Highway Revenue, 5.000%, 1/1/33	3,500	4,211
Toll Highway Revenue, 5.000%, 1/1/33	1,000	1,203
Toll Highway Revenue, 5.000%, 1/1/34	1,500	1,732
Toll Highway Revenue, 5.000%, 1/1/37	3,000	3,575
		30,559

New York—11.7%
New York City Transitional Finance Authority Building Aid Revenue, (State AID Withholding Insured) 6.000%, 7/15/38	7,500	7,681
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.000%, 11/1/29	12,905	15,802
New York City Water & Sewer System Revenue,
5.000%, 6/15/31	1,250	1,522
5.750%, 6/15/40	11,800	12,027
New York State Dormitory Authority,
Sales Tax Revenue, 5.000%, 3/15/28	2,500	2,961
Sales Tax Revenue, 5.000%, 3/15/32	5,500	6,419
Sales Tax Revenue, 5.000%, 3/15/33	2,800	3,372
See Notes to Financial Statements.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

New York—continued
Sales Tax Revenue, 5.000%, 3/15/35	$ 5,000	$ 5,932
		55,716

North Carolina—0.8%
University of North Carolina at Charlotte,
Revenue, 4.000%, 10/1/33	500	552
Revenue, 4.000%, 10/1/36	1,250	1,369
Revenue, 4.000%, 10/1/40	1,500	1,633
		3,554

Oregon—2.9%
County of Multnomah General Obligation, 5.000%, 6/1/29	4,710	5,853
Oregon State Facilities Authority, Reed College Project Revenue, 5.000%, 7/1/47	1,000	1,191
Port of Portland Airport Revenue,
5.000%, 7/1/26	750	901
5.000%, 7/1/30	1,000	1,188
5.000%, 7/1/33	1,000	1,174
5.000%, 7/1/34	1,000	1,170
5.000%, 7/1/35	1,000	1,168
Washington County School District No 1 West Union, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,221
		13,866

Pennsylvania—6.5%
City of Philadelphia PA Airport Revenue,
5.000%, 7/1/22	1,765	1,984
5.000%, 7/1/23	2,000	2,292
5.000%, 7/1/27	1,000	1,207
5.000%, 7/1/42	1,000	1,157
5.000%, 7/1/47	1,000	1,153
Pennsylvania Economic Development Financing Authority Revenue, 5.000%, 7/1/21	5,955	6,012
Pennsylvania Turnpike Commission,
Toll Highway Revenue, 5.000%, 12/1/32	1,000	1,182
Toll Highway Revenue, 5.000%, 12/1/34	1,000	1,174
Toll Highway Revenue, 6.375%, 12/1/38	4,000	5,106
University of Pittsburgh-of the Commonwealth System of Higher Education
(Pre-refunded 3/15/19 @ 100), 5.500%, 9/15/23	6,750	7,069
(Pre-refunded 3/15/19 @ 100), 5.500%, 9/15/24	2,500	2,618
		30,954

Texas—1.7%
Austin Convention Enterprises , Inc.
Revenue, 5.000%, 1/1/25	1,100	1,296
	Par Value	Value

Texas—continued
Revenue, 5.000%, 1/1/26	$ 1,350	$ 1,605
City of Sugar Land,
General Obligation, 4.000%, 2/15/37	750	816
General Obligation, 4.000%, 2/15/38	750	815
Harris County Cultural Education Facilities Finance Corp.
Revenue, 5.000%, 11/15/30	450	543
Revenue, 5.000%, 11/15/31	750	901
Revenue, 4.000%, 11/15/32	1,000	1,080
Revenue, 4.000%, 11/15/34	1,100	1,180
		8,236

Virginia—0.7%
Hampton Roads Sanitation District Revenue,
5.000%, 10/1/34	2,000	2,422
4.000%, 10/1/38	1,000	1,093
		3,515

Washington—2.9%
Energy Northwest Revenue,
5.000%, 7/1/24	3,035	3,087
(Pre-refunded 7/1/18 @ 100), 5.000%, 7/1/24	965	982
State of Washington, General Obligation, (Pre-refunded 8/1/21 @ 100), 5.000%, 8/1/24	8,880	9,844
		13,913

Wisconsin—1.4%
Public Finance Authority Revenue,
5.000%, 9/30/37	500	575
5.000%, 9/30/49	1,000	1,139
State of Wisconsin,
General Obligation, 5.000%, 11/1/30	2,000	2,455
General Obligation, 5.000%, 11/1/33	1,000	1,214
General Obligation, 4.000%, 11/1/34	1,000	1,094
		6,477

Total Municipal Bonds (Identified Cost $451,041)		461,336
Total Long-Term Investments—97.1% (Identified Cost $451,041)		461,336

See Notes to Financial Statements.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Shares	Value
Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.270%)(3)	13,296,690	$ 13,297
Total Short-Term Investment (Identified Cost $13,297)		13,297
TOTAL INVESTMENTS—99.9% (Identified Cost $464,338)		$474,633
Other assets and liabilities, net—0.1%		401
NET ASSETS—100.0%		$475,034
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At December 31, 2017, 15.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2017.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$461,336	$ —	$461,336	$—
Short-Term Investment	13,297	13,297	—	—
Total Investments	$474,633	$13,297	$461,336	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Limited Duration Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—88.3%
Agency—88.3%
Federal Home Loan Mortgage Corporation 3066, FG (1 month LIBOR + 0.200%) 1.677%, 3/15/24(1)	$558	$ 559
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates KS02, A (1 month LIBOR + 0.380%) 1.752%, 8/25/23(1)	395	396
Federal National Mortgage Association
2012-M11, FA (1 month LIBOR + 0.500%) 1.738%, 8/25/19(1)	76	76
2016-M9, FA (1 month LIBOR + 0.590%) 1.828%, 9/25/23(1)	386	387
Pool #AM7028 (1 month LIBOR + 0.240%) 1.611%, 10/1/19(1)	595	595
Pool #AN3539 (1 month LIBOR + 0.470%) 1.713%, 11/1/21(1)	225	225
Federal National Mortgage Association REMIC 2004-79, FM (1 month LIBOR + 0.300%) 1.852%, 11/25/24(1)	420	422
FMPRE Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 1.855%, 2/25/20(1)	640	642
NCUA Guaranteed Notes Trust
2010-R1, 1A (1 month LIBOR + 0.450%) 1.779%, 10/7/20(1)	983	985
2010-R3, 1A (1 month LIBOR + 0.560%) 1.963%, 12/8/20(1)	496	498
2010-R3, 2A (1 month LIBOR + 0.560%) 1.963%, 12/8/20(1)	559	562
2011-R1, 1A (1 month LIBOR + 0.450%) 1.779%, 1/8/20(1)	229	230
2011-R3, 1A (1 month LIBOR + 0.400%) 1.729%, 3/11/20(1)	417	417
		5,994

Total Mortgage-Backed Securities (Identified Cost $5,982)		5,994
Asset-Backed Securities—9.1%
Credit Card—4.1%
Capital One Multi-Asset Execution Trust 2004-B3, B3 (1 month LIBOR + 0.730%) 2.207%, 1/18/22(1)	275	277
	Par Value	Value

Student Loan—5.0%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 1.757%, 12/7/20(1)	$341	$ 341
Total Asset-Backed Securities (Identified Cost $618)		618
Total Long-Term Investments—97.4% (Identified Cost $6,600)		6,612

	Shares
Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	194,432	194
Total Short-Term Investment (Identified Cost $194)		194
TOTAL INVESTMENTS—100.3% (Identified Cost $6,794)		$6,806
Other assets and liabilities, net—(0.3)%		(17)
NET ASSETS—100.0%		$6,789

Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 618	$ —	$ 618	$—
Mortgage-Backed Securities	5,994	—	5,994	—
Short-Term Investment	194	194	—	—
Total Investments	$6,806	$194	$6,612	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix North Carolina Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.9%
Guam—5.0%
Electric Revenue—5.0%
Guam Power Authority, Power Improvements (AGM Insured) 5.000%, 10/1/44	$1,000	$ 1,103
North Carolina—82.4%
Electric Revenue—1.3%
North Carolina Municipal Power Agency, 5.000%, 1/1/30	290	299
General Obligation—10.2%
County of Mecklenburg 5.000%, 9/1/24	1,000	1,201
County of Wake, School Improvements 4.000%, 2/1/27	1,000	1,086
		2,287
General Revenue—23.4%
North Carolina Capital Facilities Finance Agency,
University of High Point 5.250%, 3/1/33	1,000	1,080
University of Wake Forest 5.000%, 1/1/33	1,000	1,191
County of Pitt, Advance Refunding 5.000%, 4/1/28	1,000	1,192
University of North Carolina at Charlotte, University & College Improvements 5.000%, 4/1/45	1,000	1,159
County of Wake, Advance Refunding 5.000%, 12/1/35	500	598
		5,220
Healthcare Revenue—10.7%
Charlotte-Mecklenburg Hospital Authority 4.000%, 1/15/45	1,000	1,054
North Carolina Medical Care Commission 5.000%, 10/1/35	1,125	1,341
		2,395
Lease Revenue—5.0%
County of Cabarrus, Public Improvements 4.000%, 6/1/33	1,000	1,106
Pre-Refunded—11.5%
County of Forsyth (Pre-refunded 2/1/19 @ 100), 5.000%, 2/1/22	750	778
North Carolina Municipal Power Agency, (Pre-refunded 1/1/19 @ 100), 5.000%, 1/1/30	710	735
North Carolina Medical Care Commission (Pre-refunded 12/1/18 @ 100), 6.250%, 12/1/33	1,000	1,043
		2,556
Transportation Revenue—14.0%
City of Charlotte, Charlotte Douglas International Airport 5.000%, 7/1/26	1,000	1,190
	Par Value	Value
North Carolina—continued
Transportation Revenue—continued
North Carolina State Ports Authority, Senior Lien 5.250%, 2/1/40	$1,000	$ 1,058
North Carolina Turnpike Authority, Senior Lien 5.000%, 1/1/32	750	875
		3,123
Water & Sewer Revenue—6.3%
Buncombe County Metropolitan Sewerage District 5.000%, 7/1/39	1,000	1,143
Town of Cary Combined Utility Systems 4.000%, 12/1/42	250	274
		1,417
		18,403

South Carolina—3.6%
Electric Revenue—3.6%
South Carolina Public Service Authority 5.750%, 12/1/43	700	811
Virginia—3.9%
Healthcare Revenue—0.5%
Virginia Commonwealth University Health System Authority 5.000%, 7/1/33	100	119
Transportation Revenue—3.4%
Virginia Small Business Financing Authority, Senior Lien, 5.000%, 7/1/34	695	752
		871

Total Municipal Bonds (Identified Cost $20,502)		21,188
Total Long-Term Investments—94.9% (Identified Cost $20,502)		21,188

	Shares
Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.270%) (2)	680,843	681
Total Short-Term Investment (Identified Cost $681)		681
TOTAL INVESTMENTS—97.9% (Identified Cost $21,183)		$21,869
Other assets and liabilities, net—2.1%		458
NET ASSETS—100.0%		$22,327

Abbreviation:
AGM	Assured Guaranty Municipal Corp.

See Notes to Financial Statements.

Virtus Seix North Carolina Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
Footnote Legend:
(1)	At December 31, 2017, 5.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$21,188	$ —	$21,188	$—
Short-Term Investment	681	681	—	—
Total Investments	$21,869	$681	$21,188	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—26.3%
U.S. Treasury Note
1.375%, 2/29/20	$ 160	$ 158
1.625%, 6/30/20	544	540
1.375%, 10/31/20	2,329	2,291
Total U.S. Government Securities (Identified Cost $3,003)		2,989
Mortgage-Backed Securities—24.5%
Agency—18.4%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates K712, A2 1.869%, 11/25/19	236	235
Federal Home Loan Mortgage Corporation REMIC
3762, AV 4.000%, 10/15/23	486	506
3769, QJ 3.500%, 11/15/39	335	342
3786, EB 4.000%, 8/15/35	128	130
Federal National Mortgage Association
Pool #AM2314 1.680%, 1/1/20	244	241
Pool #MA1104 2.500%, 7/1/22	632	635
		2,089

Non-Agency—6.1%
FREMF Mortgage Trust 2014-K503, B 144A 3.002%, 10/25/47(1)(2)	291	291
Morgan Stanley Capital I Trust 2012-C4, A3 2.991%, 3/15/45	140	142
OBP Depositor LLC Trust 2010-OBP, A 144A 4.646%, 7/15/45(1)	140	146
WFRBS Commercial Mortgage Trust 2013-C11, A3 2.695%, 3/15/45	118	118
		697

Total Mortgage-Backed Securities (Identified Cost $2,804)		2,786
Asset-Backed Securities—2.7%
Automobiles—1.8%
Nissan Master Owner Trust Receivables 2016-A, A2 1.540%, 6/15/21	210	208
Credit Card—0.9%
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	100	100
Total Asset-Backed Securities (Identified Cost $310)		308
Corporate Bonds And Notes—45.7%
Consumer Discretionary—7.0%
BMW US Capital LLC 144A 1.500%, 4/11/19(1)	111	110
Daimler Finance North America LLC 144A 1.500%, 7/5/19(1)	180	178
	Par Value	Value

Consumer Discretionary—continued
General Motors Financial Co., Inc. 2.400%, 5/9/19	$ 256	$ 256
Newell Brands, Inc. 2.600%, 3/29/19	132	132
Wal-Mart Stores, Inc. 1.750%, 10/9/19	119	119
		795

Consumer Staples—3.1%
BAT Capital Corp. 144A 2.297%, 8/14/20(1)	93	92
Molson Coors Brewing Co. 1.450%, 7/15/19	266	263
		355

Energy—0.4%
Spectra Energy Partners LP 2.950%, 9/25/18	49	49
Financials—20.6%
Air Lease Corp. 3.375%, 1/15/19	102	103
Bank of America Corp. 2.600%, 1/15/19	185	186
Bank of Montreal 2.100%, 12/12/19	171	170
Capital One Financial Corp. 2.500%, 5/12/20	148	148
Citibank NA 2.100%, 6/12/20	330	328
Ford Motor Credit Co., LLC 2.375%, 3/12/19	330	330
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	245	245
Morgan Stanley 2.375%, 7/23/19	185	185
Shell International Finance BV 1.375%, 9/12/19	173	171
UBS Group 144A 2.200%, 6/8/20(1)	296	294
Wells Fargo & Co. 2.150%, 1/30/20	185	185
		2,345

Industrials—0.7%
Lockheed Martin Corp. 1.850%, 11/23/18	83	83
Information Technology—6.5%
Dell International LLC 144A 3.480%, 6/1/19(1)	200	202
Fortive Corp. 1.800%, 6/15/19	150	149
TSMC Global Ltd. 144A 1.625%, 4/3/18(1)	200	200
See Notes to Financial Statements.

Virtus Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Information Technology—continued
VMware, Inc. 2.300%, 8/21/20	$ 188	$ 187
		738

Materials—3.2%
Chevron Phillips Chemical Co. LLC 144A 1.700%, 5/1/18(1)	188	188
Sherwin-Williams Co. (The) 2.250%, 5/15/20	175	174
		362

Utilities—4.2%
Dominion Energy, Inc. 2.579%, 7/1/20	185	185
Emera US Finance LP 2.150%, 6/15/19	296	295
		480

Total Corporate Bonds And Notes (Identified Cost $5,224)		5,207
Total Long-Term Investments—99.2% (Identified Cost $11,341)		11,290

	Shares
Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	35,852	36
Total Short-Term Investment (Identified Cost $36)		36
TOTAL INVESTMENTS—99.5% (Identified Cost $11,377)		$11,326
Other assets and liabilities, net—0.5%		59
NET ASSETS—100.0%		$11,385
Abbreviation:
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $1,701 or 14.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	93%
Switzerland	3
Taiwan	2
Netherlands	1
Canada	1
Total Investments	100%
† % of total investments as of December 31, 2017
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 308	$—	$ 308	$—
Corporate Bonds And Notes	5,207	—	5,207	—
Mortgage-Backed Securities	2,786	—	2,786	—
U.S. Government Securities	2,989	—	2,989	—
Short-Term Investment	36	36	—	—
Total Investments	$11,326	$36	$11,290	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.8%
Alabama—7.7%
Baldwin County Board of Education Revenue, 5.000%, 6/1/19	$1,250	$ 1,309
County of Jefferson Revenue, 4.000%, 9/15/18	1,205	1,225
		2,534

California—6.2%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/2020 1.556%, 4/1/38(2)	1,250	1,249
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 4.000%, 6/1/21	200	211
State of California, General Obligation, 5.000%, 11/1/24	500	599
		2,059

Colorado—4.0%
State of Colorado General Fund Revenue, 5.000%, 6/27/18	1,300	1,322
District of Columbia—3.1%
District of Columbia Water & Sewer Authority Revenue, (Pre-refunded 10/1/18 @ 100) 6.000%, 10/1/35	1,000	1,033
Florida—1.7%
Orlando City, Senior Lien Revenue, (AGM Insured) 5.000%, 11/1/22	500	568
Georgia—4.2%
Clarke County Board of Education, General Obligation, (State Aid Withholding Insured) 5.000%, 9/1/21	1,240	1,385
Idaho—3.1%
State of Idaho, General Obligation, 4.000%, 6/29/18	1,000	1,013
Illinois—9.8%
Chicago O’Hare International Airport Revenue, 5.000%, 1/1/19	1,500	1,552
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue, 5.000%, 1/1/25	1,020	1,128
Sales Tax Securitization Corp., Sales Tax Revenue, 5.000%, 1/1/23	500	570
		3,250

Maryland—1.6%
Maryland State Transportation Authority Revenue, 5.000%, 7/1/23	500	509
Missouri—3.8%
Missouri State Board of Public Buildings Revenue, 4.000%, 4/1/18	1,235	1,243
	Par Value	Value

New Jersey—7.6%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue, 5.000%, 6/15/19	$1,000	$ 1,037
New Jersey Turnpike Authority Revenue, 5.000%, 1/1/25	1,250	1,485
		2,522

North Carolina—2.3%
North Carolina Medical Care Commission, Mission Health System Revenue, 5.000%, 10/1/18	745	765
Oregon—1.4%
Washington County School District No 1 West Union, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/23	400	466
Pennsylvania—4.7%
Delaware River Port Authority Revenue, 5.000%, 1/1/28	500	531
Philadelphia Gas Works Co., Revenue, 5.000%, 10/1/18	1,000	1,026
		1,557

Rhode Island—6.6%
State of Rhode Island, General Obligation, 5.000%, 8/1/18	2,150	2,193
Texas—17.5%
Austin Convention Enterprises, Inc., Convention Center Hotel Revenue, 5.000%, 1/1/22	300	335
Austin Independent School District, General Obligation, (Pre-refunded 8/1/18 @ 100) 5.000%, 8/1/33	1,000	1,020
Mansfield Independent School District, General Obligation, Mandatory Put 8/2/21 (PSF-GTD Insured) 2.500%, 8/1/42(2)	1,000	1,034
New Hope Cultural Education Facilities Finance Corp., Revenue, (AGM Insured) 4.000%, 4/1/18	200	201
North Texas Tollway Authority Revenue,
5.000%, 1/1/25	1,400	1,605
5.000%, 1/1/26	500	574
State of Texas Revenue, 4.000%, 8/30/18	1,000	1,016
		5,785

Virginia—3.5%
Virginia Commonwealth Transportation Board Revenue, 5.000%, 5/15/23	1,000	1,160
Washington—6.0%
Energy Northwest Electric Revenue, 5.000%, 7/1/26	750	850
See Notes to Financial Statements.

Virtus Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Washington—continued
Port of Seattle, General Obligation, 5.250%, 12/1/20	$1,030	$ 1,134
		1,984

Total Municipal Bonds (Identified Cost $31,423)		31,348
Total Long-Term Investments—94.8% (Identified Cost $31,423)		31,348

	Shares
Short-Term Investment—4.0%
Money Market Mutual Fund—4.0%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.270%)(3)	1,321,823	1,322
Total Short-Term Investment (Identified Cost $1,322)		1,322
TOTAL INVESTMENTS—98.8% (Identified Cost $32,745)		$32,670
Other assets and liabilities, net—1.2%		384
NET ASSETS—100.0%		$33,054
Abbreviations:
AGM	Assured Guaranty Municipal Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At December 31, 2017, 11.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2017.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$31,348	$ —	$31,348	$—
Short-Term Investment	1,322	1,322	—	—
Total Investments	$32,670	$1,322	$31,348	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—40.8%
U.S. Treasury Bond 2.750%, 8/15/47	$ 62,641	$ 62,649
U.S. Treasury Note
0.750%, 8/15/19	528	518
1.375%, 4/30/20(1)	87,136	86,047
2.000%, 5/31/21	35,652	35,588
1.875%, 1/31/22(2)	83,823	82,946
1.875%, 7/31/22	8,080	7,970
2.250%, 11/15/27	81,152	79,982
Total U.S. Government Securities (Identified Cost $357,402)		355,700
Foreign Government Securities—5.1%
Argentine Republic
22.750%, 3/5/18	183,838 ARS	10,527
21.200%, 9/19/18	188,131 ARS	10,429
7.500%, 4/22/26	20,760	23,483
Total Foreign Government Securities (Identified Cost $44,462)		44,439
Mortgage-Backed Securities—28.2%
Agency—23.3%
Federal Home Loan Mortgage Corporation
K021, X1 1.465%, 6/25/22(3)	74,343	4,005
K027, X1 0.798%, 1/25/23(3)	81,782	2,673
Pool #A95796 4.000%, 12/1/40	826	868
Pool #A95822 4.000%, 12/1/40	2,169	2,294
Pool #C04123 4.000%, 7/1/42	3,070	3,237
Pool #G01779 5.000%, 4/1/35	218	237
Pool #G01837 5.000%, 7/1/35	665	722
Pool #G01838 5.000%, 7/1/35	188	204
Pool #G05326 5.000%, 2/1/38	863	937
Pool #G05606 4.500%, 7/1/39	5,037	5,377
Pool #G06061 4.000%, 10/1/40	2,116	2,235
Pool #G07491 4.500%, 3/1/42	36	38
Pool #G08347 4.500%, 6/1/39	1,769	1,888
Pool #G08353 4.500%, 7/1/39	2,242	2,392
Pool #G08372 4.500%, 11/1/39	1,322	1,411
Pool #G60019 4.500%, 3/1/44	5,196	5,542
Pool #G60126 4.500%, 11/1/41	292	311
Pool #G60589 4.000%, 2/1/45	4,595	4,808
	Par Value	Value
Agency—continued
Pool #G60661 4.000%, 7/1/46	$ 12,497	$ 13,074
Pool #Q08306 3.500%, 5/1/42	411	425
Pool #Q13801 3.000%, 12/1/42	768	772
Pool #Q31645 4.000%, 2/1/45	3,849	4,038
Pool #Q35611 4.000%, 9/1/45	4,431	4,655
Pool #Q37163 3.500%, 11/1/45	2,377	2,457
Pool #Q40123 3.500%, 4/1/46	2,336	2,416
Pool #Q40124 3.500%, 4/1/46	2,916	3,013
Pool #V81992 4.000%, 10/1/45	6,566	6,869
Federal National Mortgage Association
Pool #932441 4.000%, 1/1/40	4,706	4,949
Pool #AL0215 4.500%, 4/1/41	3,156	3,384
Pool #AL6223 4.500%, 8/1/44	446	475
Pool #AL7497 3.500%, 9/1/40	5,403	5,582
Pool #AL9127 4.000%, 10/1/44	9,700	10,234
Pool #AP7874 3.500%, 10/1/42	1,560	1,611
Pool #AS6515 4.000%, 1/1/46	4,284	4,484
Pool #AS9571 3.500%, 5/1/42	8,672	8,957
Pool #AV3452 4.000%, 2/1/44	3,285	3,441
Pool #AW8154 3.500%, 1/1/42	5,031	5,200
Pool #AY2685 4.500%, 1/1/45	477	510
Pool #AZ0572 3.000%, 6/1/42	1,657	1,666
Pool #AZ9213 4.000%, 10/1/45	4,553	4,791
Pool #BA6414 3.000%, 12/1/41	903	909
Pool #BC2470 3.500%, 2/1/46	1,924	1,995
Pool #BD9394 3.500%, 6/1/45	105	108
Pool #BE5050 4.000%, 9/1/45	4,260	4,462
Pool #MA3026 3.500%, 6/1/47	636	654
Government National Mortgage Association
Pool #783653 5.000%, 8/15/40	446	483
Pool #AM0226 4.000%, 5/15/45	975	1,018
Pool #AM8631 4.000%, 7/15/45	1,875	1,957
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AN5745 4.000%, 7/15/45	$ 2,166	$ 2,264
Pool #AN5766 4.000%, 7/15/45	944	986
Pool #AN6811 4.000%, 7/15/45	867	905
Pool #AV6530 4.000%, 8/20/46	1,003	1,048
Pool #MA2681 5.000%, 3/20/45	1,220	1,317
Pool #MA4072 5.000%, 11/20/46	1,387	1,487
Pool #MA4779 4.000%, 10/20/47	9,933	10,404
Pool #MA4838 4.000%, 11/20/47	23,148	24,268
Pool #MA4901 4.000%, 12/20/47	15,602	16,357
		202,804

Non-Agency—4.9%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(4)	2,525	2,588
FREMF Mortgage Trust
2012-K21, B 144A 3.938%, 7/25/45(3)(4)	2,465	2,573
2013-K25, B 144A 3.619%, 11/25/45(3)(4)	2,980	3,039
2013-K713, B 144A 3.165%, 4/25/46(3)(4)	1,925	1,935
2016-K52, B 144A 3.922%, 1/25/49(3)(4)	2,080	2,133
GS Mortgage Securities Trust
2010-C1, A2 144A 4.592%, 8/10/43(4)	3,822	3,984
2012-ALOH, A 144A 3.551%, 4/10/34(4)	3,960	4,083
2012-BWTR, A 144A 2.954%, 11/5/34(4)	3,510	3,497
2012-BWTR, B 144A 3.255%, 11/5/34(4)	2,890	2,912
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(3)(4)	2,040	2,052
Morgan Stanley Capital I Trust
2014-150E, A 144A 3.912%, 9/9/32(4)	1,175	1,233
2014-CPT, A 144A 3.350%, 7/13/29(4)	2,285	2,337
2014-CPT, AM 144A 3.402%, 7/13/29(3)(4)	2,530	2,577
VNDO Mortgage Trust 2013-PENN, A 144A 3.808%, 12/13/29(4)	5,275	5,437
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	2,510	2,514
		42,894

Total Mortgage-Backed Securities (Identified Cost $245,445)		245,698
	Par Value	Value

Asset-Backed Securities—5.2%
Automobiles—0.5%
Ford Credit Auto Owner Trust 2014-2, A 144A 2.310%, 4/15/26(4)	$ 4,485	$ 4,492
Credit Card—3.8%
Cabela’s Credit Card Master Note Trust 2014-2, A (1 month LIBOR + 0.450%) 1.927%, 7/15/22(3)	3,700	3,713
Capital One Multi-Asset Execution Trust
2005-B3, B3 (3 month LIBOR + 0.550%) 1.909%, 5/15/28(3)	1,827	1,797
2017-A5, A5 (1 month LIBOR + 0.580%) 2.057%, 7/15/27(3)	5,820	5,865
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.242%, 5/14/29(3)	6,330	6,389
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.077%, 12/15/26(3)	7,815	7,901
Master Credit Card Trust II 2017-1A, A 144A 2.260%, 7/21/21(4)	4,140	4,139
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	3,540	3,525
		33,329

Other—0.9%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(4)	2,993	3,070
Taco Bell Funding LLC 2016-1A, A2II 144A 4.377%, 5/25/46(4)	765	789
Verizon Owner Trust 2017-1A, A 144A 2.060%, 9/20/21(4)	3,340	3,332
		7,191

Total Asset-Backed Securities (Identified Cost $44,667)		45,012
Corporate Bonds And Notes—18.2%
Consumer Discretionary—0.5%
General Motors Co. 5.200%, 4/1/45	3,783	3,994
Consumer Staples—0.7%
BAT Capital Corp. 144A 4.540%, 8/15/47(4)	2,787	2,932
Japan Tobacco, Inc. 144A 2.100%, 7/23/18(4)	1,852	1,854
Molson Coors Brewing Co. 4.200%, 7/15/46	1,546	1,574
		6,360

Energy—3.7%
Andeavor Logistics LP 4.250%, 12/1/27	863	870
Baker Hughes a GE Co. LLC 144A 4.080%, 12/15/47(4)	2,687	2,730
Boardwalk Pipelines LP 4.450%, 7/15/27	1,007	1,024
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Energy—continued
Energy Transfer LP 5.300%, 4/15/47	$ 2,413	$ 2,396
Ensco plc
4.500%, 10/1/24	1,048	880
5.200%, 3/15/25	2,521	2,143
5.750%, 10/1/44	1,580	1,082
HollyFrontier Corp. 5.875%, 4/1/26	3,496	3,889
Nabors Industries, Inc. 5.500%, 1/15/23	2,597	2,513
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	3,694	3,736
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(4)	1,726	1,748
144A 4.000%, 12/21/25(4)	3,054	3,209
Schlumberger Investment SA 144A 3.300%, 9/14/21(4)	1,309	1,341
Shell International Finance BV 1.750%, 9/12/21	1,606	1,567
TechnipFMC plc 144A 3.450%, 10/1/22(4)	508	507
Transcanada Trust 5.300%, 3/15/77	473	488
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	2,086	2,184
		32,307

Financials—6.5%
Aviation Capital Group LLC 144A 3.500%, 11/1/27(4)	2,904	2,845
Bank of America Corp.
3.124%, 1/20/23	5,000	5,071
3.593%, 7/21/28	4,842	4,920
Barclays plc 4.337%, 1/10/28	1,851	1,915
BNP Paribas SA 144A 3.500%, 11/16/27(4)	3,696	3,678
Citigroup, Inc. 3.887%, 1/10/28	2,147	2,222
Credit Suisse Group AG
144A 3.574%, 1/9/23(4)	1,383	1,406
144A 4.282%, 1/9/28(4)	2,778	2,896
Fifth Third Bank 2.200%, 10/30/20	1,428	1,419
JPMorgan Chase & Co. 3.540%, 5/1/28	2,482	2,524
Lazard Group LLC 3.750%, 2/13/25	3,554	3,624
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	1,750	1,770
Morgan Stanley
2.625%, 11/17/21	1,501	1,494
3.591%, 7/22/28	1,915	1,932
4.375%, 1/22/47	2,185	2,393
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(4)	1,746	1,881
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(4)	330	334
PNC Bank NA 2.150%, 4/29/21	1,221	1,210
Regions Bank 2.250%, 9/14/18	845	846
	Par Value	Value

Financials—continued
Royal Bank of Scotland Group plc 3.875%, 9/12/23	$ 3,188	$ 3,242
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(4)	2,761	2,734
UBS AG 144A 2.450%, 12/1/20(4)	1,980	1,974
US Bank NA 2.050%, 10/23/20	1,636	1,624
Wells Fargo & Co. 3.069%, 1/24/23	3,013	3,035
		56,989

Health Care—0.8%
Eli Lilly & Co. 3.950%, 5/15/47	1,844	1,978
Howard Hughes Medical Institute 3.500%, 9/1/23	1,426	1,494
Medtronic, Inc.
3.500%, 3/15/25	557	578
4.625%, 3/15/45	1,416	1,648
Novartis Securities Investment Ltd. 5.125%, 2/10/19	765	790
		6,488

Industrials—1.3%
ERAC USA Finance LLC 144A 5.250%, 10/1/20(4)	1,149	1,226
General Electric Co. 2.700%, 10/9/22	1,118	1,116
Johnson Controls International plc 4.500%, 2/15/47	1,928	2,116
L3 Technologies, Inc. 3.850%, 12/15/26	1,106	1,137
Rockwell Collins, Inc. 3.500%, 3/15/27	3,583	3,647
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	1,220	1,237
Xylem, Inc. 3.250%, 11/1/26	1,076	1,070
		11,549

Information Technology—1.5%
Apple, Inc. 3.000%, 6/20/27	1,315	1,309
Arrow Electronics, Inc. 3.875%, 1/12/28	1,126	1,122
NVIDIA Corp. 3.200%, 9/16/26	1,522	1,526
Oracle Corp. 2.650%, 7/15/26	4,473	4,360
TSMC Global Ltd. 144A 1.625%, 4/3/18(4)	3,589	3,583
VMware, Inc. 3.900%, 8/21/27	1,347	1,359
		13,259

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	3,237	4,035
See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Materials—continued
Newmont Mining Corp. 6.250%, 10/1/39	$ 3,435	$ 4,389
		8,424

Real Estate—0.6%
Boston Properties LP 3.650%, 2/1/26	1,283	1,303
Digital Realty Trust LP
3.950%, 7/1/22	2,468	2,578
4.750%, 10/1/25	1,499	1,629
		5,510

Telecommunication Services—0.9%
AT&T, Inc.
2.375%, 11/27/18	1,854	1,860
4.350%, 6/15/45	5,006	4,614
Verizon Communications, Inc. 5.012%, 4/15/49	1,248	1,308
		7,782

Utilities—0.7%
Duke Energy Corp. 3.750%, 9/1/46	2,420	2,391
FirstEnergy Transmission LLC 144A 5.450%, 7/15/44(4)	2,969	3,524
		5,915

Total Corporate Bonds And Notes (Identified Cost $152,072)		158,577
Total Long-Term Investments—97.5% (Identified Cost $844,048)		849,426

	Shares
Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(5)	25,626,312	25,626
Total Short-Term Investment (Identified Cost $25,626)		25,626
TOTAL INVESTMENTS—100.4% (Identified Cost $869,674)		$875,052
Other assets and liabilities, net—(0.4)%		(3,760)
NET ASSETS—100.0%		$871,292
Abbreviation:
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.
(3)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $98,788 or 11.3% of net assets.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
JPM	JPMorgan Securities LLC

Foreign Currencies:
ARS	Argentine pesos
CNH	Chinese Yuan

Country Weightings (Unaudited)†
United States	90%
Argentina	5
United Kingdom	1
Switzerland	1
Australia	1
Ireland	1
Canada	1
Total Investments	100%
† % of total investments as of December 31, 2017
Forward foreign currency exchange contracts as of December 31, 2017 were as follows:
Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	139,435	USD	20,230	JPM	01/17/18	$1,155
USD	19,500	CNH	139,435	JPM	01/17/18		$(1,885)
Total						$1,155	$(1,885)

See Notes to Financial Statements.

Virtus Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
Centrally Cleared credit default swaps - buy protection(1) outstanding as of December 31, 2017 were as follows:
Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
ICE - CDX.NA.HY.28	JPM	5.000%	06/20/22	(93,060)	USD	$(8,269)	$(5,604)	$(2,665)
Total						$(8,269)	$(5,604)	$(2,665)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 45,012	$ —	$ 45,012	$—
Corporate Bonds And Notes	158,577	—	158,577	—
Foreign Government Securities	44,439	—	44,439	—
Mortgage-Backed Securities	245,698	—	245,698	—
U.S. Government Securities	355,700	—	355,700	—
Short-Term Investment	25,626	25,626	—	—
Other Financial Instruments:
Forward foreign currency exchange contract	1,155	—	1,155	—
Liabilities:
Other Financial Instruments:
Forward foreign currency exchange contract	(1,885)	—	(1,885)	—
Centrally Cleared Credit default swap	(2,665)	—	(2,665)	—
Total Investments	$871,657	$25,626	$846,031	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.7%
Federal Agricultural Mortgage Corp. (3 month LIBOR + 0.300%) 1.667%, 1/25/23(1)(2)	$ 3,000	$ 3,003
Federal Farm Credit Banks
(1 month LIBOR + 0.550%) 2.102%, 1/26/27(1)(2)	14,700	14,822
(1 month LIBOR + 0.600%) 2.155%, 12/8/26(1)(2)	4,700	4,761
U.S. Treasury Note
1.250%, 12/31/18	42,700	42,462
(U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 1.488%, 10/31/19(1)(2)	900	900
Total U.S. Government Securities (Identified Cost $65,772)		65,948
Mortgage-Backed Securities—91.2%
Agency—91.2%
Federal Home Loan Mortgage Corporation
KF28, A (1 month LIBOR + 0.360%) 1.732%, 1/25/24(2)	24,288	24,322
KP04, AG1 (1 month LIBOR + 0.220%) 1.463%, 7/25/20(2)	38,000	38,000
Pool #1Q1195 (12 month LIBOR + 1.610%) 3.360%, 5/1/37(2)	7,739	8,083
Pool #1Q1420 (12 month LIBOR + 1.855%) 3.625%, 9/1/39(2)	10,839	11,392
Pool #848736 (12 month LIBOR + 1.750%) 3.487%, 5/1/35(2)	16,505	17,365
Pool #848744 (12 month LIBOR + 1.789%) 3.556%, 5/1/34(2)	11,133	11,745
Pool #848747 (12 month LIBOR + 1.870%) 3.644%, 7/1/36(2)	10,070	10,659
Pool #848796 (12 month LIBOR + 1.812%) 3.567%, 5/1/37(2)	17,521	18,470
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
K711, A2 1.730%, 7/25/19	700	696
K712, A2 1.869%, 11/25/19	5,070	5,049
KF15, A (1 month LIBOR + 0.670%) 2.042%, 2/25/23(2)	9,493	9,535
KF22, A (1 month LIBOR + 0.500%) 1.872%, 7/25/23(2)	8,571	8,591
KF32, A (1 month LIBOR + 0.370%) 1.742%, 5/25/24(2)	4,799	4,809
KLH3, A (1 month LIBOR + 0.700%) 2.072%, 11/25/22(2)	9,371	9,416
KLSF, A (1 month LIBOR + 0.330%) 1.702%, 11/25/21(2)	6,259	6,259
KS05, A (1 month LIBOR + 0.500%) 1.872%, 1/25/23(2)	5,972	5,987
KSKY, AT (1 month LIBOR + 0.440%) 1.683%, 8/25/27(1)(2)	9,740	9,748
Federal Home Loan Mortgage Corporation REMIC
2781, FA (1 month LIBOR + 0.350%) 1.827%, 4/15/34(2)	7,567	7,585
2796, F (1 month LIBOR + 0.500%) 1.977%, 5/15/34(2)	4,935	4,952
	Par Value	Value
Agency—continued
2979, FG (1 month LIBOR + 0.380%) 1.857%, 5/15/35(2)	$ 3,109	$ 3,124
3117, FE (1 month LIBOR + 0.300%) 1.777%, 2/15/36(2)	3,385	3,391
3136, FA (1 month LIBOR + 0.550%) 2.027%, 4/15/36(2)	14,667	14,779
3261, FA (1 month LIBOR + 0.320%) 1.797%, 1/15/37(2)	9,804	9,807
3346, FA (1 month LIBOR + 0.230%) 1.707%, 2/15/19(2)	199	199
3418, FB (1 month LIBOR + 0.300%) 1.777%, 4/15/20(2)	2,884	2,886
3990, GF (1 month LIBOR + 0.400%) 1.877%, 3/15/41(2)	9,144	9,154
3994, JF (1 month LIBOR + 0.380%) 1.857%, 3/15/40(2)	4,650	4,665
3995, PF (1 month LIBOR + 0.450%) 1.927%, 5/15/39(2)	8,429	8,457
4057, CF (1 month LIBOR + 0.450%) 1.927%, 4/15/39(2)	8,345	8,360
4150, JF (1 month LIBOR + 0.300%) 1.777%, 6/15/41(2)	5,399	5,408
4203, PF (1 month LIBOR + 0.250%) 1.727%, 9/15/42(2)	18,115	18,087
4287, BF (1 month LIBOR + 0.250%) 1.727%, 2/15/33(2)	4,054	4,052
Federal National Mortgage Association
3.470%, 6/1/18	3,589	3,583
2011-M1, FA (1 month LIBOR + 0.450%) 2.002%, 6/25/21(2)	24,856	24,878
2014-M10, ASQ2 2.171%, 9/25/19(2)	3,321	3,321
2016-M13, FA (1 month LIBOR + 0.670%) 1.908%, 11/25/23(2)	16,563	16,610
2016-M8, FA (1 month LIBOR + 0.500%) 2.052%, 7/25/26(2)	31,786	31,933
2016-M9, FA (1 month LIBOR + 0.590%) 1.828%, 9/25/23(2)	45,558	45,716
2017-M11, FA (1 month LIBOR + 0.470%) 1.708%, 9/25/24(2)	23,916	23,950
2017-M2, FA (1 month LIBOR + 0.530%) 1.768%, 2/25/24(2)	15,909	15,963
Pool #463520 4.550%, 10/1/19	2,240	2,330
Pool #463617 4.910%, 10/1/19	3,560	3,705
Pool #AD0064 (6 month LIBOR + 1.556%) 3.056%, 1/1/35(2)	4,869	5,050
Pool #AE0544 (12 month LIBOR + 1.744%) 3.494%, 11/1/40(2)	5,775	6,033
Pool #AL0270 (12 month LIBOR + 1.618%) 3.364%, 8/1/38(2)	7,531	7,872
Pool #AL0323 (12 month LIBOR + 1.817%) 3.640%, 6/1/41(2)	5,768	6,046
Pool #AL0960 (12 month LIBOR + 1.697%) 3.443%, 7/1/37(2)	9,756	10,255
Pool #AL2202 (12 month LIBOR + 1.699%) 3.430%, 6/1/36(2)	4,993	5,239
Pool #AL6516 (12 month LIBOR + 1.749%) 3.480%, 4/1/40(2)	8,864	9,271
Pool #AL7812 (12 month LIBOR + 1.734%) 3.484%, 11/1/40(2)	15,522	16,181
See Notes to Financial Statements.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL8796 (12 month LIBOR + 1.813%) 3.581%, 9/1/41(2)	$19,841	$ 20,768
Pool #AL8872 (12 month LIBOR + 1.798%) 3.545%, 7/1/42(2)	28,653	30,013
Pool #AM2078 1.670%, 1/1/20	11,024	10,883
Pool #AM2292 (1 month LIBOR + 0.350%) 1.593%, 1/1/23(2)	8,015	8,015
Pool #AM4510 (1 month LIBOR + 0.490%) 1.733%, 11/1/23(2)	1,709	1,711
Pool #AM4611 (1 month LIBOR + 0.460%) 1.832%, 11/1/23(2)	4,624	4,626
Pool #AM7028 (1 month LIBOR + 0.240%) 1.611%, 10/1/19(2)	20,130	20,131
Pool #AM7213 (1 month LIBOR + 0.650%) 2.022%, 8/1/22(2)	4,534	4,535
Pool #AM9651 (1 month LIBOR + 0.300%) 1.672%, 8/1/22(2)	14,330	14,330
Pool #AN1582 (1 month LIBOR + 0.440%) 1.812%, 9/1/23(2)	14,525	14,511
Pool #AN2256 (1 month LIBOR + 0.580%) 1.952%, 7/1/23(2)	17,620	17,622
Pool #AN2605 (1 month LIBOR + 0.460%) 1.832%, 8/1/23(2)	10,000	9,988
Pool #AN2868 (1 month LIBOR + 0.490%) 1.862%, 12/1/24(2)	4,700	4,702
Pool #AN3414 (1 month LIBOR + 0.600%) 1.972%, 1/1/23(2)	11,766	11,765
Pool #AN3539 (1 month LIBOR + 0.470%) 1.713%, 11/1/21(2)	17,145	17,144
Pool #AN3661 (1 month LIBOR + 0.580%) 1.952%, 11/1/26(2)	3,000	3,012
Pool #AN3845 (1 month LIBOR + 0.540%) 1.783%, 12/1/23(2)	16,318	16,320
Pool #AN4300 (1 month LIBOR + 0.560%) 1.803%, 1/1/24(2)	14,487	14,489
Pool #AN4364 (1 month LIBOR + 0.590%) 1.962%, 1/1/24(2)	2,990	2,992
Pool #AN5208 (1 month LIBOR + 0.390%) 1.762%, 3/1/22(2)	4,739	4,739
Pool #AN5986 (1 month LIBOR + 0.370%) 1.742%, 12/1/22(2)	8,250	8,249
Pool #AN6559 (1 month LIBOR + 0.450%) 1.822%, 4/1/25(2)	1,900	1,910
Pool #AN6591 (1 month LIBOR + 0.400%) 1.772%, 12/1/24(2)	10,600	10,654
Pool #BM1720 (12 month LIBOR + 1.604%) 2.723%, 9/1/47(2)	10,434	10,545
Federal National Mortgage Association REMIC
2005-58, KF (1 month LIBOR + 0.500%) 2.052%, 7/25/35(2)	7,509	7,524
2006-113, NF (1 month LIBOR + 0.350%) 1.902%, 9/25/36(2)	7,798	7,798
2010-109, PF (1 month LIBOR + 0.400%) 1.952%, 10/25/40(2)	3,515	3,530
2010-137, WB 3.599%, 7/25/40	4,168	4,336
2011-117, FP (1 month LIBOR + 0.400%) 1.952%, 8/25/40(2)	6,788	6,817
2012-60, WF (1 month LIBOR + 0.350%) 1.902%, 6/25/27(2)	12,898	12,907
2013-34, PF (1 month LIBOR + 0.350%) 1.902%, 8/25/42(2)	12,011	12,038
	Par Value	Value
Agency—continued
2013-62, FQ (1 month LIBOR + 0.250%) 1.802%, 9/25/32(2)	$10,751	$ 10,734
2016-32, FA (1 month LIBOR + 0.400%) 1.952%, 10/25/34(2)	23,990	24,070
2016-36, FB (1 month LIBOR + 0.500%) 2.052%, 3/25/43(2)	10,865	10,863
FMPRE Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 1.855%, 2/25/20(2)	10,000	10,025
FRESB Mortgage Trust
2015-SB3, A5 (1 month LIBOR + 2.012%) 2.012%, 8/25/42(2)	10,332	10,249
2015-SB6, A5 (1 month LIBOR + 2.270%) 2.270%, 9/25/35(2)	7,010	6,959
2015-SB9, A5 (1 month LIBOR + 0.700%) 2.535%, 11/25/35(2)	40,125	40,025
2016-SB11, A5 (1 month LIBOR + 2.500%) 144A 2.500%, 1/25/36(2)(3)	1,377	1,374
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(2)	4,737	4,666
2016-SB18, A5H (1 month LIBOR + 0.700%) 2.110%, 5/25/36(2)	4,306	4,240
2016-SB20, A5H (1 month LIBOR + 2.140%) 2.140%, 7/25/36(2)	12,500	12,288
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 1.941%, 7/16/33(2)	7,017	7,083
2003-67, FP (1 month LIBOR + 0.900%) 2.401%, 8/20/33(2)	5,622	5,743
2004-106, F (1 month LIBOR + 0.250%) 1.741%, 12/16/34(2)	6,828	6,821
2004-95, F (1 month LIBOR + 0.300%) 1.801%, 11/20/34(2)	5,303	5,310
2005-41, FC (1 month LIBOR + 0.300%) 1.801%, 5/20/35(2)	8,506	8,514
2009-121, NF (1 month LIBOR + 0.500%) 2.001%, 2/20/37(2)	14,001	14,152
2010-157, QF (1 month LIBOR + 0.400%) 1.901%, 1/20/40(2)	2,130	2,134
2011-133, PF (1 month LIBOR + 0.400%) 1.901%, 12/20/35(2)	5,840	5,873
2011-145, FA (1 month LIBOR + 0.300%) 1.791%, 3/16/34(2)	4,367	4,374
2012-13, KF (1 month LIBOR + 0.300%) 1.801%, 7/20/38(2)	3,536	3,545
2016-H22, FJ (1 month LIBOR + 0.390%) 1.633%, 10/20/66(2)	16,603	16,619
2017-H13, FJ (1 month LIBOR + 0.200%) 1.443%, 5/20/67(2)	25,349	25,342
Pool #BD4157 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 11/20/47(2)	16,059	16,147
Pool #MA4342 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 3/20/47(2)	3,560	3,593
Pool #MA4473 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/47(2)	3,291	3,311
Pool #MA4532 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 6/20/47(2)	4,592	4,620
See Notes to Financial Statements.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #MA4673 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 8/20/47(2)	$ 1,122	$ 1,128
Pool #MA4800 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 10/20/47(2)	3,571	3,591
NCUA Guaranteed Notes Trust
2010-R1, 1A (1 month LIBOR + 0.450%) 1.779%, 10/7/20(2)	23,643	23,680
2010-R2, 2A (1 month LIBOR + 0.470%) 1.873%, 11/5/20(2)	28,194	28,299
2010-R3, 1A (1 month LIBOR + 0.560%) 1.963%, 12/8/20(2)	6,739	6,763
2010-R3, 2A (1 month LIBOR + 0.560%) 1.963%, 12/8/20(2)	1,934	1,945
2011-R1, 1A (1 month LIBOR + 0.450%) 1.779%, 1/8/20(2)	18,312	18,351
2011-R2, 1A (1 month LIBOR + 0.400%) 1.803%, 2/6/20(2)	30,641	30,745
2011-R3, 1A (1 month LIBOR + 0.400%) 1.729%, 3/11/20(2)	998	1,000
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 1.600%, 6/25/34(2)	6,628	6,587
Pool #510076 (PRIME minus 2.650%) 1.600%, 5/25/27(2)	9,646	9,595
Pool #510083 (PRIME minus 2.650%) 1.600%, 9/25/27(2)	2,039	2,029
		1,263,959

Total Mortgage-Backed Securities (Identified Cost $1,259,863)		1,263,959
Asset-Backed Security—1.5%
Student Loan—1.5%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 1.757%, 12/7/20(2)	20,902	20,914
Total Asset-Backed Security (Identified Cost $20,907)		20,914
Total Long-Term Investments—97.4% (Identified Cost $1,346,542)		1,350,821

	Shares	Value
Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(1)(4)	42,829,285	$ 42,829
Total Short-Term Investment (Identified Cost $42,829)		42,829
TOTAL INVESTMENTS—100.5% (Identified Cost $1,389,371)		$1,393,650
Other assets and liabilities, net—(0.5)%		(7,536)
NET ASSETS—100.0%		$1,386,114

Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open futures contracts.
(2)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $1,374 or 0.1% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Futures contracts as of December 31, 2017 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	March 2018	(238)	$(50,958)	$104
U.S. Treasury 5 Year Note	March 2018	(75)	(8,712)	34
Total				$138
See Notes to Financial Statements.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Security	$ 20,914	$ —	$ 20,914	$—
Mortgage-Backed Securities	1,263,959	—	1,263,959	—
U.S. Government Securities	65,948	—	65,948	—
Short-Term Investment	42,829	42,829	—	—
Other Financial Instruments:
Futures contracts	138	138	—	—
Total Investments	$1,393,788	$42,967	$1,350,821	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.8%
U.S. Treasury Note 2.250%, 11/15/27	$ 465	$ 458
Total U.S. Government Security (Identified Cost $460)		458
Mortgage-Backed Securities—94.3%
Agency—90.2%
Federal Home Loan Mortgage Corporation
Pool #A85718 4.000%, 4/1/39	47	50
Pool #A95085 4.000%, 11/1/40	506	531
Pool #A95147 4.000%, 11/1/40	83	87
Pool #A95796 4.000%, 12/1/40	62	65
Pool #C01785 5.000%, 2/1/34	137	148
Pool #C04123 4.000%, 7/1/42	287	302
Pool #G01838 5.000%, 7/1/35	101	110
Pool #G05477 4.500%, 5/1/39	162	175
Pool #G05606 4.500%, 7/1/39	317	338
Pool #G06061 4.000%, 10/1/40	105	111
Pool #G07031 4.000%, 5/1/42	421	444
Pool #G07491 4.500%, 3/1/42	231	246
Pool #G08347 4.500%, 6/1/39	28	29
Pool #G08372 4.500%, 11/1/39	137	146
Pool #G60019 4.500%, 3/1/44	412	440
Pool #G60589 4.000%, 2/1/45	407	426
Pool #G60661 4.000%, 7/1/46	93	98
Pool #Q06771 3.000%, 3/1/42	207	208
Pool #Q08306 3.500%, 5/1/42	440	454
Pool #Q09949 3.000%, 8/1/42	147	148
Pool #Q10929 3.500%, 9/1/42	373	385
Pool #Q11220 3.500%, 9/1/42	40	42
Pool #Q11651 3.000%, 10/1/42	102	103
Pool #Q13801 3.000%, 12/1/42	169	170
Pool #Q26366 4.000%, 5/1/44	179	189
Pool #Q31645 4.000%, 2/1/45	85	89
	Par Value	Value
Agency—continued
Pool #Q38473 4.000%, 1/1/46	$ 488	$ 510
Pool #Q40123 3.500%, 4/1/46	210	218
Pool #Q40124 3.500%, 4/1/46	213	220
Pool #V81283 4.000%, 7/1/44	348	364
Pool #V81992 4.000%, 10/1/45	399	418
Federal National Mortgage Association
2013-M6, X1 2.152%, 2/25/43(1)	2,879	147
2017-M2, A2 2.784%, 2/25/27(1)	220	219
Pool #890381 3.500%, 10/1/41	265	274
Pool #932441 4.000%, 1/1/40	194	204
Pool #AB6401 3.000%, 10/1/37	265	266
Pool #AB7768 3.000%, 2/1/38	392	394
Pool #AI5868 4.500%, 7/1/41	231	248
Pool #AI9101 3.500%, 4/1/42	398	411
Pool #AJ9317 4.000%, 1/1/42	462	486
Pool #AJ9327 3.500%, 1/1/42	116	120
Pool #AK5151 3.000%, 3/1/42	227	228
Pool #AL0215 4.500%, 4/1/41	123	132
Pool #AL2891 3.500%, 12/1/42	668	692
Pool #AL6223 4.500%, 8/1/44	484	516
Pool #AL7497 3.500%, 9/1/40	668	690
Pool #AL7570 4.000%, 7/1/42	142	150
Pool #AL9127 4.000%, 10/1/44	146	154
Pool #AO8632 3.500%, 7/1/42	1,052	1,087
Pool #AP7874 3.500%, 10/1/42	176	182
Pool #AS6620 3.500%, 2/1/46	640	659
Pool #AS9571 3.500%, 5/1/42	346	357
Pool #AV3452 4.000%, 2/1/44	162	170
Pool #AW8154 3.500%, 1/1/42	576	596
Pool #AY2685 4.500%, 1/1/45	57	61
Pool #AY8851 4.000%, 8/1/45	255	266
Pool #AZ0572 3.000%, 6/1/42	87	88
See Notes to Financial Statements.

Virtus Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AZ5755 3.500%, 9/1/45	$ 573	$ 592
Pool #AZ9213 4.000%, 10/1/45	580	611
Pool #BC2470 3.500%, 2/1/46	169	176
Pool #BE5050 4.000%, 9/1/45	214	225
Pool #MA0639 4.000%, 2/1/41	497	522
Pool #MA2341 4.500%, 6/1/45	143	152
Government National Mortgage Association
Pool #AA5471 4.000%, 12/15/41	624	654
Pool #AE8170 4.000%, 2/15/44	104	109
Pool #AM0226 4.000%, 5/15/45	97	101
Pool #AV6530 4.000%, 8/20/46	111	116
Pool #MA2681 5.000%, 3/20/45	221	239
Pool #MA4653 4.000%, 8/20/47	725	759
Pool #MA4779 4.000%, 10/20/47	1,547	1,620
Pool #MA4838 4.000%, 11/20/47	499	523
Pool #MA4901 4.000%, 12/20/47	300	315
		22,775

Non-Agency—4.1%
FREMF Mortgage Trust
2012-K21, B 144A 3.938%, 7/25/45(1)(2)	580	605
2013-K25, B 144A 3.619%, 11/25/45(1)(2)	122	125
GS Mortgage Securities Trust
2012-BWTR, A 144A 2.954%, 11/5/34(2)	205	204
2012-BWTR, B 144A 3.255%, 11/5/34(2)	109	110
		1,044

Total Mortgage-Backed Securities (Identified Cost $23,819)		23,819
Total Long-Term Investments—96.1% (Identified Cost $24,279)		24,277

	Shares	Value
Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	890,861	$ 891
Total Short-Term Investment (Identified Cost $891)		891
TOTAL INVESTMENTS—99.7% (Identified Cost $25,170)		$25,168
Other assets and liabilities, net—0.3%		87
NET ASSETS—100.0%		$25,255

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $1,044 or 4.1% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Virtus Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Mortgage-Backed Securities	$23,819	$ —	$23,819	$—
U.S. Government Security	458	—	458	—
Short-Term Investment	891	891	—	—
Total Investments	$25,168	$891	$24,277	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.1%
U.S. Treasury Note (U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 1.488%, 10/31/19(1)(2)	$ 100	$ 100
Total U.S. Government Security (Identified Cost $100)		100
Mortgage-Backed Securities—38.6%
Agency—29.9%
Federal Home Loan Mortgage Corporation
KF28, A (1 month LIBOR + 0.360%) 1.732%, 1/25/24(2)	972	973
KP04, AG1 (1 month LIBOR + 0.220%) 1.463%, 7/25/20(2)	1,200	1,200
Federal National Mortgage Association
2016-M9, FA (1 month LIBOR + 0.590%) 1.828%, 9/25/23(2)	309	310
Pool #AM2292 (1 month LIBOR + 0.350%) 1.593%, 1/1/23(2)	898	898
Pool #AN1582 (1 month LIBOR + 0.440%) 1.812%, 9/1/23(2)	1,000	999
Pool #AN3414 (1 month LIBOR + 0.600%) 1.972%, 1/1/23(2)	979	979
Pool #AN3539 (1 month LIBOR + 0.470%) 1.713%, 11/1/21(2)	979	978
Pool #AN3845 (1 month LIBOR + 0.540%) 1.783%, 12/1/23(2)	2,649	2,649
Pool #AN4300 (1 month LIBOR + 0.560%) 1.803%, 1/1/24(2)	3,030	3,030
Pool #AN4364 (1 month LIBOR + 0.590%) 1.962%, 1/1/24(2)	1,000	1,001
Pool #AN5986 (1 month LIBOR + 0.370%) 1.742%, 12/1/22(2)	1,000	1,000
Federal National Mortgage Association REMIC 2007-57, FE (1 month LIBOR + 0.370%) 1.922%, 5/25/37(2)	716	717
FMPRE Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 1.855%, 2/25/20(2)	2,000	2,005
FRESB Mortgage Trust
2015-SB7, A5 (1 month LIBOR + 2.370%) 2.370%, 9/25/35(2)	509	507
2016-SB11, A5 (1 month LIBOR + 2.500%) 144A 2.500%, 1/25/36(2)(3)	551	550
		17,796

Non-Agency—8.7%
Chicago Skyscraper Trust 2017-SKY, A (1 month LIBOR + 0.800%) 144A 2.277%, 2/15/30(2)(3)	1,000	1,002
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 2.477%, 4/15/36(2)(3)	1,000	1,003
Commercial Mortgage Trust 2013-CR13, A1 1.259%, 11/12/46	631	630
FREMF Mortgage Trust
2012-K710, B 144A 3.812%, 6/25/47(2)(3)	945	960
2013-K713, B 144A 3.165%, 4/25/46(2)(3)	240	241
	Par Value	Value

Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12, A1 1.313%, 10/15/46	$ 223	$ 223
WFRBS Commercial Mortgage Trust
2012-C7, AFL (1 month LIBOR + 1.200%) 144A 2.677%, 6/15/45(2)(3)	970	989
2013-C11, A3 2.695%, 3/15/45	134	133
		5,181

Total Mortgage-Backed Securities (Identified Cost $22,974)		22,977
Asset-Backed Securities—10.6%
Automobiles—3.4%
Hyundai Auto Receivables Trust 2014-A, B 1.730%, 8/15/19	585	585
Mercedes-Benz Master Owner Trust 2017-BA, A (1 month LIBOR + 0.420%) 144A 1.897%, 5/16/22(2)(3)	800	803
Nissan Master Owner Trust Receivables 2015-A, A2 1.440%, 1/15/20	650	650
		2,038

Credit Card—5.5%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 1.909%, 5/15/28(2)	1,253	1,232
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.242%, 5/14/29(2)	1,000	1,009
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.077%, 12/15/26(2)	1,000	1,011
		3,252

Equipment—1.7%
Volvo Financial Equipment Master Owner Trust 2017-A, A (1 month LIBOR + 0.500%) 144A 1.977%, 11/15/22(2)(3)	1,000	1,003
Total Asset-Backed Securities (Identified Cost $6,209)		6,293
Corporate Bonds And Notes—47.0%
Consumer Discretionary—9.4%
BMW US Capital LLC 144A 1.500%, 4/11/19(3)	671	666
Daimler Finance North America LLC (3 month LIBOR + 0.860%) 144A 2.237%, 8/1/18(2)(3)	1,314	1,319
Ford Motor Credit Co., LLC 5.000%, 5/15/18	1,013	1,023
General Motors Financial Co., Inc. 2.400%, 5/9/19	1,039	1,039
Newell Brands, Inc. 2.600%, 3/29/19	1,028	1,032
See Notes to Financial Statements.

Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Wal-Mart Stores, Inc. 1.750%, 10/9/19	$ 495	$ 493
		5,572

Consumer Staples—4.6%
BAT Capital Corp. 144A 2.297%, 8/14/20(3)	623	619
Church & Dwight Co., Inc. (3 month LIBOR + 0.150%) 1.517%, 1/25/19(2)	450	450
CVS Health Corp. 1.900%, 7/20/18	656	656
Molson Coors Brewing Co. 1.450%, 7/15/19(1)	1,050	1,037
		2,762

Energy—3.5%
BP Capital Markets plc (3 month LIBOR + 0.630%) 2.305%, 9/26/18(2)	1,168	1,172
Chevron Corp. 1.686%, 2/28/19	897	895
		2,067

Financials—13.6%
Bank of America Corp. 2.000%, 1/11/18(1)	1,034	1,034
Bank of Montreal 2.100%, 12/12/19(1)	905	902
Capital One Financial Corp. 2.500%, 5/12/20	679	678
Citibank NA 2.100%, 6/12/20	790	785
Credit Suisse New York (3 month LIBOR + 0.690%) 2.068%, 1/29/18(2)	1,150	1,150
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	1,213	1,215
Morgan Stanley 2.125%, 4/25/18(1)	1,051	1,051
UBS Group 144A 2.200%, 6/8/20(1)(3)	708	704
US Bank NA 2.050%, 10/23/20	599	595
		8,114

Health Care—3.7%
Gilead Sciences, Inc. (3 month LIBOR + 0.220%) 1.845%, 3/20/19(2)	1,000	1,001
McKesson Corp. 2.284%, 3/15/19	214	214
Thermo Fisher Scientific, Inc. 2.400%, 2/1/19	1,010	1,012
		2,227

Industrials—2.6%
PACCAR Financial Corp. (3 month LIBOR + 0.600%) 2.108%, 12/6/18(1)(2)	520	522
	Par Value	Value

Industrials—continued
Siemens Financieringsmaatschappij N.V. 144A 2.200%, 3/16/20(3)	$1,019	$ 1,018
		1,540

Information Technology—4.6%
Dell International LLC 144A 3.480%, 6/1/19(3)	1,019	1,032
Fortive Corp. 1.800%, 6/15/19	1,052	1,044
VMware, Inc. 2.300%, 8/21/20	650	646
		2,722

Materials—3.4%
Chevron Phillips Chemical Co. LLC 144A 1.700%, 5/1/18(1)(3)	1,233	1,232
Sherwin-Williams Co. (The) 2.250%, 5/15/20(1)	810	808
		2,040

Utilities—1.6%
Emera US Finance LP 2.150%, 6/15/19(1)	963	959
Total Corporate Bonds And Notes (Identified Cost $28,036)		28,003
Total Long-Term Investments—96.3% (Identified Cost $57,319)		57,373

	Shares
Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(1)(4)	1,958,123	1,958
Total Short-Term Investment (Identified Cost $1,958)		1,958
TOTAL INVESTMENTS—99.6% (Identified Cost $59,277)		$59,331
Other assets and liabilities, net—0.4%		217
NET ASSETS—100.0%		$59,548

Abbreviations:
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open futures contracts.
(2)	Variable rate security. Rate disclosed is as of December 31, 2017. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $13,141 or 22.1% of net assets.
(4)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Country Weightings (Unaudited)†
United States	92%
Switzerland	3
United Kingdom	2
Netherlands	2
Canada	1
Total Investments	100%
† % of total investments as of December 31, 2017
Futures contracts as of December 31, 2017 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	March 2018	(48)	$(10,277)	$21
Total				$21
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 6,293	$ —	$ 6,293	$—
Corporate Bonds And Notes	28,003	—	28,003	—
Mortgage-Backed Securities	22,977	—	22,977	—
U.S. Government Security	100	—	100	—
Short-Term Investment	1,958	1,958	—	—
Other Financial Instruments:
Futures contract	21	21	—	—
Total Investments	$59,352	$1,979	$57,373	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

Virtus Seix Virginia Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—93.0%
District of Columbia—5.6%
Transportation Revenue—5.6%
Metropolitan Washington Airports Authority, (BHAC Insured), 5.000%, 10/1/26	$2,175	$ 2,301
Georgia—2.9%
General Revenue—2.9%
Private Colleges & Universities Authority, Savannah College of Art & Design Project, 5.000%, 4/1/23	1,065	1,202
North Carolina—4.6%
General Revenue—4.6%
North Carolina Capital Facilities Finance Agency, High Point University, 5.000%, 5/1/32	1,740	1,876
Virginia—79.9%
General Obligation—7.6%
City of Chesapeake, 5.000%, 8/1/23	1,000	1,173
County of Isle Wight,
(State Aid Withholding Insured), 5.000%, 7/1/35	750	870
(State Aid Withholding Insured), 4.000%, 7/1/42	1,000	1,086
		3,129
General Revenue—29.2%
Greater Richmond Convention Center Authority,
5.000%, 6/15/28	875	1,037
5.000%, 6/15/30	1,000	1,179
5.000%, 6/15/32	1,000	1,170
Northern Virginia Transportation Authority, 5.000%, 6/1/26	1,250	1,487
Virginia College Building Authority, Washington & Lee University, 5.375%, 1/1/21	2,795	2,937
Virginia Commonwealth Transportation Board, 4.000%, 5/15/31	1,000	1,109
Virginia Public School Authority, (State Aid Withholding Insured), 5.000%, 8/1/27	1,560	1,802
Virginia Resources Authority, 5.000%, 11/1/30	1,000	1,240
		11,961
Healthcare Revenue—11.1%
Fairfax County Industrial Development Authority, Inova Health System Project, 5.000%, 5/15/27	500	570
Hanover County Economic Development Authority, Regional Medical Care Project (NATL Insured), 6.375%, 8/15/18	935	962
	Par Value	Value
Virginia—continued
Healthcare Revenue—continued
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 5.000%, 7/1/27	$1,000	$ 1,117
Virginia Commonwealth University Health System Authority 5.000%, 7/1/33	1,600	1,904
		4,553
Lease Revenue—9.1%
Fairfax County Economic Development Authority,
5.000%, 10/1/31	500	613
5.000%, 10/1/34	1,000	1,209
Loudoun County Economic Development Authority, Sycolin Road Project, 5.000%, 6/1/31	1,000	1,099
Richmond Industrial Development Authority, (AMBAC Insured), 5.000%, 7/15/18	795	808
		3,729
Pre-Refunded—5.2%
Virginia Commonwealth Transportation Board, (Pre-refunded 3/15/22 @ 100), 5.000%, 3/15/24	500	564
Virginia Port Authority, (Pre-refunded 7/1/25 @ 100), 5.000%, 7/1/32	1,000	1,191
Virginia Public Building Authority, (Pre-refunded 8/1/21 @ 100), 5.000%, 8/1/31	10	11
Virginia Resources Authority, (Pre-refunded 11/1/22 @ 100), 5.000%, 11/1/28	330	379
		2,145
Transportation Revenue—4.0%
Virginia Small Business Financing Authority, Senior Lien, 5.000%, 7/1/34	1,500	1,623
Water & Sewer Revenue—13.7%
Fairfax County Water Authority, 5.000%, 4/1/27	600	679
Hampton Roads Sanitation District, 5.000%, 8/1/34	1,460	1,742
Loudoun County Sanitation Authority, 4.000%, 1/1/28	1,000	1,095
City of Norfolk, 5.250%, 11/1/44	1,750	2,085
		5,601
		32,741

Total Municipal Bonds (Identified Cost $36,826)		38,120
Total Long-Term Investments—93.0% (Identified Cost $36,826)		38,120

See Notes to Financial Statements.

Virtus Seix Virginia Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017
($ reported in thousands)
	Shares	Value
Short-Term Investment—6.0%
Money Market Mutual Fund—6.0%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.270%) (2)	2,432,935	$ 2,433
Total Short-Term Investment (Identified Cost $2,433)		2,433
TOTAL INVESTMENTS—99.0% (Identified Cost $39,259)		$40,553
Other assets and liabilities, net—1.0%		425
NET ASSETS—100.0%		$40,978
Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
NATL	National Public Finance Guarantee Corp.

Footnote Legend:
(1)	At December 31, 2017, 19.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Municipal Bonds	$38,120	$ —	$38,120	$—
Short-Term Investment	2,433	2,433	—	—
Total Investments	$40,553	$2,433	$38,120	$—
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Assets
Investments in securities at value	$ 202,417	$ 15,529	$ 6,246,325
Cash	— (1)	—	24,699
Receivables
Investment securities sold	—	116	48,686
Fund shares sold	64	— (1)	14,916
Receivable from adviser	—	6	—
Dividends and interest receivable	1,022	157	20,218
Prepaid expenses	26	26	168
Other assets	5	— (1)	147
Total Assets	203,534	15,834	6,355,159
Liabilities
Cash Overdraft	—	— (1)	—
Payables
Fund shares repurchased	605	97	14,042
Investment securities purchased	1,857	432	343,226
Dividend distributions	9	2	3,662
Investment advisory fees	40	—	1,814
Distribution and service fees	3	6	67
Administration fees	19	1	561
Transfer and sub-transfer agent fees and expenses	61	7	1,236
Printing expenses	11	1	310
Trustees’ fees and expenses	— (1)	— (1)	4
Professional fees	23	24	15
Trustee deferred compensation plan	5	— (1)	147
Other Accrued Expenses	7	1	636
Total Liabilities	2,640	571	365,720
Net Assets	200,894	15,263	5,989,439
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 201,401	$ 14,892	$ 6,332,318
Accumulated undistributed net investment income (loss)	(6)	(1)	1,377
Accumulated Net Realized Gain (Loss) from Investments	(1,595)	31	(268,635)
Net Unrealized Appreciation (Depreciation) on Investments	1,094	341	(75,621)
Net Assets	200,894	15,263	5,989,439
Net Assets:
Class A	$ 8,433	$ 363	$ 113,611
Class C	$ —	$ 6,518	$ 51,551
Class I	$ 186,029	$ 8,382	$ 4,546,547
Class R	$ 3,153	$ —	$ —
Class R6*	$ 3,279	$ —	$ 1,277,730
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	793,633	41,424	13,054,777
Class C	—	747,259	5,922,511
Class I	17,500,448	960,634	522,506,536
Class R	296,419	—	—
Class R6*	308,421	—	146,766,164
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.63	$ 8.76	$ 8.70
Class C	$ —	$ 8.72	$ 8.70
Class I	$ 10.63	$ 8.73	$ 8.70
Class R	$ 10.64	$ —	$ —
Class R6*	$ 10.63	$ —	$ 8.71
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.04	$ 9.10	$ 8.95
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%
Investments in securities at cost	$ 201,323	$ 15,188	$ 6,321,946

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund	Seix High Income Fund
Assets
Investments in securities at value	$ 87,618	$ 83,460	$ 437,132
Cash	337	—	602
Receivables
Investment securities sold	—	—	1,066
Fund shares sold	115	306	747
Dividends and interest receivable	1,289	818	6,920
Prepaid expenses	18	18	60
Other assets	2	2	10
Total Assets	89,379	84,604	446,537
Liabilities
Cash Overdraft	—	240	—
Payables
Fund shares repurchased	192	428	5,969
Investment securities purchased	—	—	1,719
Investment advisory fees	21	20	264
Distribution and service fees	— (1)	1	12
Administration fees	8	8	42
Transfer and sub-transfer agent fees and expenses	18	15	140
Printing expenses	4	4	24
Trustees’ fees and expenses	— (1)	— (1)	— (1)
Professional fees	23	24	24
Trustee deferred compensation plan	2	2	11
Other Accrued Expenses	1	3	17
Total Liabilities	269	745	8,222
Net Assets	89,110	83,859	438,315
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 85,208	$ 81,018	$ 513,197
Accumulated undistributed net investment income (loss)	191	(2)	(235)
Accumulated Net Realized Gain (Loss) from Investments	189	395	(81,558)
Net Unrealized Appreciation (Depreciation) on Investments	3,522	2,448	6,911
Net Assets	89,110	83,859	438,315
Net Assets:
Class A	$ 3,011	$ 8,175	$ 29,592
Class I	$ 86,099	$ 75,684	$ 390,665
Class R	$ —	$ —	$ 12,160
Class R6*	$ —	$ —	$ 5,898
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	284,448	684,828	4,530,546
Class I	8,145,412	6,341,833	59,900,727
Class R	—	—	1,863,093
Class R6*	—	—	904,952
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.59	$ 11.94	$ 6.53
Class I	$ 10.57	$ 11.93	$ 6.52
Class R	$ —	$ —	$ 6.53
Class R6*	$ —	$ —	$ 6.52
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund	Seix High Income Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.89	$ 12.28	$ 6.78
Maximum Sales Charge - Class A	2.75%	2.75%	3.75%
Investments in securities at cost	$ 84,096	$ 81,012	$ 430,221

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Limited Duration Fund
Assets
Investments in securities at value	$ 447,500	$ 474,633	$ 6,806
Cash	746	—	—
Receivables
Investment securities sold	1,077	1,545	—
Fund shares sold	44	819	—
Receivable from adviser	—	—	9
Dividends and interest receivable	7,022	5,075	6
Prepaid expenses	40	22	3
Other assets	11	12	— (1)
Total Assets	456,440	482,106	6,824
Liabilities
Cash Overdraft	—	3,318	1
Payables
Fund shares repurchased	835	3,237	—
Investment securities purchased	1,880	—	—
Dividend distributions	163	84	8
Investment advisory fees	181	193	—
Distribution and service fees	1	2	—
Administration fees	43	46	1
Transfer and sub-transfer agent fees and expenses	99	117	— (1)
Printing expenses	23	26	— (1)
Trustees’ fees and expenses	— (1)	— (1)	— (1)
Professional fees	27	23	24
Trustee deferred compensation plan	11	12	— (1)
Other Accrued Expenses	15	14	1
Total Liabilities	3,278	7,072	35
Net Assets	453,162	475,034	6,789
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 505,670	$ 462,198	$ 6,777
Accumulated undistributed net investment income (loss)	(12)	(13)	— (1)
Accumulated Net Realized Gain (Loss) from Investments	(59,787)	2,554	—
Net Unrealized Appreciation (Depreciation) on Investments	7,291	10,295	12
Net Assets	453,162	475,034	6,789
Net Assets:
Class A	$ 4,810	$ 11,066	$ —
Class I	$ 403,198	$ 463,968	$ 6,789
Class R	$ 119	$ —	$ —
Class R6*	$ 45,035	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	586,200	942,022	—
Class I	47,935,611	39,545,082	688,725
Class R	14,138	—	—
Class R6*	5,351,315	—	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 8.21	$ 11.75	$ —
Class I	$ 8.41	$ 11.73	$ 9.86
Class R	$ 8.41	$ —	$ —
Class R6*	$ 8.42	$ —	$ —
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Limited Duration Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 8.53	$ 12.08	$ —
Maximum Sales Charge - Class A	3.75%	2.75%	—%
Investments in securities at cost	$ 440,209	$ 464,338	$ 6,794

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix North Carolina Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Assets
Investments in securities at value	$ 21,869	$ 11,326	$ 32,670
Receivables
Fund shares sold	435	134	37
Receivable from adviser	3	2	—
Dividends and interest receivable	311	51	398
Prepaid expenses	18	20	13
Other assets	1	— (1)	1
Total Assets	22,637	11,533	33,119
Liabilities
Cash Overdraft	—	— (1)	—
Payables
Fund shares repurchased	272	109	7
Dividend distributions	3	1	19
Investment advisory fees	—	—	1
Distribution and service fees	— (1)	1	— (1)
Administration fees	2	1	3
Transfer and sub-transfer agent fees and expenses	6	8	5
Printing expenses	—	1	2
Trustees’ fees and expenses	— (1)	—	— (1)
Professional fees	24	24	24
Trustee deferred compensation plan	1	— (1)	1
Other Accrued Expenses	2	3	3
Total Liabilities	310	148	65
Net Assets	22,327	11,385	33,054
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 21,642	$ 11,598	$ 33,127
Accumulated undistributed net investment income (loss)	(1)	(1)	(2)
Accumulated Net Realized Gain (Loss) from Investments	— (1)	(161)	4
Net Unrealized Appreciation (Depreciation) on Investments	686	(51)	(75)
Net Assets	22,327	11,385	33,054
Net Assets:
Class A	$ 1,436	$ 2,210	$ 1,765
Class C	$ —	$ 1,257	$ —
Class I	$ 20,891	$ 7,918	$ 31,289
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	142,254	223,280	178,169
Class C	—	127,097	—
Class I	2,064,815	802,692	3,156,544
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.09	$ 9.90	$ 9.91
Class C	$ —	$ 9.89	$ —
Class I	$ 10.12	$ 9.86	$ 9.91
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.38	$ 10.13	$ 10.14
Maximum Sales Charge - Class A	2.75%	2.25%	2.25%
Investments in securities at cost	21,183	11,377	32,745

(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Assets
Investments in securities at value	$ 875,052	$ 1,393,650	$ 25,168
Foreign currency at value	461	—	—
Cash	— (1)	— (1)	— (1)
Unrealized appreciation on forward foreign currency exchange contracts	1,155	—	—
Receivables
Investment securities sold	—	2,576	—
Fund shares sold	888	3,520	30
Receivable from adviser	—	—	6
Dividends and interest receivable	5,066	2,256	79
Prepaid expenses	43	35	18
Other assets	22	34	1
Total Assets	882,687	1,402,071	25,302
Liabilities
Variation margin payable on swaps	98	—	—
Variation margin payable on futures contracts	—	22	—
Unrealized depreciation on forward foreign currency exchange contracts	1,885	—	—
Payables
Fund shares repurchased	760	2,069	6
Investment securities purchased	8,031	12,631	—
Dividend distributions	—	197	—
Investment advisory fees	187	351	—
Distribution and service fees	16	—	4
Administration fees	82	131	2
Transfer and sub-transfer agent fees and expenses	237	401	7
Printing expenses	46	71	1
Trustees’ fees and expenses	1	1	— (1)
Professional fees	23	22	24
Trustee deferred compensation plan	22	34	1
Other Accrued Expenses	7	27	2
Total Liabilities	11,395	15,957	47
Net Assets	871,292	1,386,114	25,255
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 876,861	$ 1,395,636	$ 25,321
Accumulated undistributed net investment income (loss)	2,090	(36)	(1)
Accumulated Net Realized Gain (Loss) from Investments, Futures, Swaps and Foreign Currency Transactions	(9,642)	(13,903)	(63)
Net Unrealized Appreciation (Depreciation) on Investments, Futures, Swaps and Foreign Currencies	1,983	4,417	(2)
Net Assets	871,292	1,386,114	25,255
Net Assets:
Class A	$ 13,227	$ —	$ 2,566
Class C	$ —	$ —	$ 3,722
Class I	$ 681,010	$ 1,343,042	$ 18,967
Class R	$ 31,959	$ —	$ —
Class R6*	$ 145,096	$ 43,072	$ —
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,228,354	—	231,439
Class C	—	—	335,123
Class I	65,374,237	134,104,995	1,707,587
Class R	3,067,471	—	—
Class R6*	13,925,823	4,294,739	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.77	$ —	$ 11.09
Class C	$ —	$ —	$ 11.11
Class I	$ 10.42	$ 10.01	$ 11.11
Class R	$ 10.42	$ —	$ —
Class R6*	$ 10.42	$ 10.03	$ —
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.19	$ —	$ 11.35
Maximum Sales Charge - Class A	3.75%	—%	2.25%
Investments in securities at cost	$ 869,674	$ 1,389,371	$ 25,170

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Seix Ultra-Short Bond Fund	Seix Virginia Intermediate Municipal Bond Fund
Assets
Investments in securities at value	$ 59,331	$ 40,553
Cash	— (1)	113
Receivables
Fund shares sold	113	—
Dividends and interest receivable	189	484
Prepaid expenses	9	16
Other assets	1	1
Total Assets	59,643	41,167
Liabilities
Variation margin payable on futures contracts	3	—
Payables
Fund shares repurchased	28	36
Dividend distributions	7	105
Investment advisory fees	5	3
Distribution and service fees	—	—
Administration fees	6	4
Transfer and sub-transfer agent fees and expenses	13	11
Printing expenses	3	2
Trustees’ fees and expenses	— (1)	— (1)
Professional fees	24	24
Trustee deferred compensation plan	1	1
Other Accrued Expenses	5	3
Total Liabilities	95	189
Net Assets	59,548	40,978
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 59,947	$ 39,396
Accumulated undistributed net investment income (loss)	(2)	19
Accumulated Net Realized Gain (Loss) from Investments and Futures	(472)	269
Net Unrealized Appreciation (Depreciation) on Investments and Futures	75	1,294
Net Assets	59,548	40,978
Net Assets:
Class A	$ —	$ 3,352
Class I	$ 59,548	$ 37,626
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	—	351,803
Class I	5,972,907	3,947,539
Net Asset Value and Redemption Price Per Share:
Class A	$ —	$ 9.53
Class I	$ 9.97	$ 9.53
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ —	$ 9.80
Maximum Sales Charge - Class A	—%	2.75%
Investments in securities at cost	59,277	39,259

(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix Core Bond Fund		Seix Corporate Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 27	$ —	$ 3	$ —
Interest	3,829	5,054	498	712
Security lending, net of fees	—	35	1	4
Total Investment Income	3,856	5,089	502	716
Expenses
Investment advisory fees	405	612	55	78
Distribution and service fees, Class A	20	26	1	2
Distribution and service fees, Class C	—	—	53	80
Distribution and service fees, Class R	12	17	—	—
Administration Fees	121	24	10	2
Transfer agent fees and expenses	59	54	8	14
Sub-transfer agent fees, Class A	7	4	—	—
Sub-transfer agent fees, Class C	—	—	3	—
Sub-transfer agent fees, Class I	217	324	13	13
Sub-transfer agent fees, Class R	2	2	—	—
Sub-Administration fees	6	30	—	2
Custodian fees	10	7	6	7
Printing fees and expenses	16	15	3	2
Professional fees	30	12	29	1
Registration fees	39	59	29	41
Trustees’ fees and expenses	11	14	1	1
Miscellaneous expenses	17	38	2	10
Total Expenses	972	1,238	213	253
Less expenses reimbursed, waived and/or recouped by investment adviser	(130)	—	(57)	(41)
Distribution fees reimbursed (Note 13)	(2)	—	(9)	—
Net expenses	840	1,238	147	212
Net Investment income (loss)	3,016	3,851	355	504
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	1,535	1,154	309	493
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	83	(1,911)	184	61
Net Realized and Unrealized Gain (Loss) on Investments	1,618	(757)	493	554
Net increase (decrease) in net assets resulting from operations	$ 4,634	$ 3,094	$848	$1,058

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix Floating Rate High Income Fund		Seix Georgia Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 3,432	$ 1,103	$ 18	$ —
Interest	224,286	256,394	2,387	3,593
Total Investment Income	227,718	257,497	2,405	3,593
Expenses
Investment advisory fees	18,829	19,502	344	543
Distribution and service fees, Class A	245	444	3	5
Distribution and service fees, Class C	412	554	—	—
Administration Fees	3,465	470	51	11
Transfer agent fees and expenses	2,120	1,756	24	19
Sub-transfer agent fees, Class A	114	178	1	—
Sub-transfer agent fees, Class C	11	—	—	—
Sub-transfer agent fees, Class I	3,963	3,553	67	109
Sub-Administration fees	170	565	2	14
Custodian fees	788	769	6	6
Printing fees and expenses	438	346	5	4
Professional fees	74	257	29	5
Registration fees	68	66	19	14
Trustees’ fees and expenses	315	268	5	6
Miscellaneous expenses	453	633	7	21
Total Expenses	31,465	29,361	563	757
Less expenses reimbursed, waived and/or recouped by investment adviser	(2,993)	—	(112)	(47)
Distribution fees reimbursed (Note 13)	(33)	—	(—) (2)	—
Net expenses	28,439	29,361	451	710
Net Investment income (loss)	199,279	228,136	1,954	2,883
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	(6,481)	(77,681)	484	1,101
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(29,350)	292,074	837	(4,502)
Net Realized and Unrealized Gain (Loss) on Investments	(35,831)	214,393	1,321	(3,401)
Net increase (decrease) in net assets resulting from operations	$163,448	$ 442,529	$ 3,275	$ (518)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix High Grade Municipal Bond Fund		Seix High Income Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 53	$ —	$ 221	$ 384
Interest	2,007	2,951	24,781	40,666
Security lending, net of fees	—	—	186	382
Total Investment Income	2,060	2,951	25,188	41,432
Expenses
Investment advisory fees	322	531	2,054	3,252
Distribution and service fees, Class A	12	21	78	155
Distribution and service fees, Class R	—	—	51	75
Administration Fees	48	11	277	59
Transfer agent fees and expenses	26	31	137	131
Sub-transfer agent fees, Class A	3	3	41	48
Sub-transfer agent fees, Class I	47	74	491	846
Sub-transfer agent fees, Class R	—	—	8	12
Sub-Administration fees	2	13	13	73
Custodian fees	6	8	16	20
Printing fees and expenses	6	6	38	77
Professional fees	28	5	33	31
Registration fees	22	33	44	62
Trustees’ fees and expenses	4	6	26	34
Miscellaneous expenses	7	20	42	83
Total Expenses	533	762	3,349	4,958
Less expenses reimbursed, waived and/or recouped by investment adviser	(100)	(49)	(222)	(20)
Distribution fees reimbursed (Note 13)	(1)	—	(8)	—
Net expenses	432	713	3,119	4,938
Net Investment income (loss)	1,628	2,238	22,069	36,494
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	1,566	953	6,622	(7,973)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	377	(3,082)	(1,602)	59,807
Net Realized and Unrealized Gain (Loss) on Investments	1,943	(2,129)	5,020	51,834
Net increase (decrease) in net assets resulting from operations	$ 3,571	$ 109	$27,089	$ 88,328

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix High Yield Fund		Seix Investment Grade Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 99	$ —	$ 186	$ —
Interest	22,124	34,574	12,814	18,338
Security lending, net of fees	66	217	—	—
Total Investment Income	22,289	34,791	13,000	18,338
Expenses
Investment advisory fees	1,662	2,476	1,980	3,074
Distribution and service fees, Class A	9	14	30	68
Distribution and service fees, Class R	—	1	—	—
Administration Fees	272	55	296	61
Transfer agent fees and expenses	126	126	148	145
Sub-transfer agent fees, Class A	3	2	7	9
Sub-transfer agent fees, Class I	393	552	401	712
Sub-Administration fees	13	67	14	78
Custodian fees	15	15	9	14
Printing fees and expenses	32	36	29	29
Professional fees	36	28	32	30
Registration fees	47	60	24	35
Trustees’ fees and expenses	26	32	27	37
Miscellaneous expenses	41	78	37	81
Total Expenses	2,675	3,542	3,034	4,373
Less expenses reimbursed, waived and/or recouped by investment adviser	(304)	—	(426)	(291)
Distribution fees reimbursed (Note 13)	(1)	—	(3)	—
Net expenses	2,370	3,542	2,605	4,082
Net Investment income (loss)	19,919	31,249	10,395	14,256
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	4,533	(428)	9,320	925
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,589)	37,924	(4,953)	(18,455)
Net Realized and Unrealized Gain (Loss) on Investments	2,944	37,496	4,367	(17,530)
Net increase (decrease) in net assets resulting from operations	$22,863	$ 68,745	$14,762	$ (3,274)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix Limited Duration Fund		Seix North Carolina Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 1	$—	$ 11	$ 2
Interest	80	68	537	834
Total Investment Income	81	68	548	836
Expenses
Investment advisory fees	5	7	86	146
Distribution and service fees, Class A	—	—	2	3
Administration Fees	4	1	13	3
Transfer agent fees and expenses	2	1	7	10
Sub-transfer agent fees, Class I	—	—	16	21
Sub-Administration fees	—	1	1	4
Custodian fees	4	5	4	5
Printing fees and expenses	3	1	2	1
Professional fees	28	6	29	1
Registration fees	6	8	18	12
Trustees’ fees and expenses	—	—	1	2
Miscellaneous expenses	2	—	3	11
Total Expenses	54	30	182	219
Less expenses reimbursed, waived and/or recouped by investment adviser	(35)	(8)	(66)	(26)
Distribution fees reimbursed (Note 13)	—	—	(—) (2)	—
Net expenses	19	22	116	193
Net Investment income (loss)	62	46	432	643
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	8	8	338	325
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1)	2	16	(1,112)
Net Realized and Unrealized Gain (Loss) on Investments	7	10	354	(787)
Net increase (decrease) in net assets resulting from operations	$ 69	$56	$786	$ (144)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix Short-Term Bond Fund		Seix Short-Term Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 3	$ —	$ 18	$ —
Interest	406	738	317	413
Total Investment Income	409	738	335	413
Expenses
Investment advisory fees	98	215	87	118
Distribution and service fees, Class A	3	4	2	6
Distribution and service fees, Class C	9	16	—	—
Administration Fees	16	5	19	3
Transfer agent fees and expenses	8	9	12	13
Sub-transfer agent fees, Class A	1	1	1	1
Sub-transfer agent fees, Class I	30	59	17	28
Sub-Administration fees	—	7	1	4
Custodian fees	6	6	5	7
Printing fees and expenses	2	3	3	—
Professional fees	29	3	28	2
Registration fees	33	42	23	31
Trustees’ fees and expenses	2	3	2	2
Miscellaneous expenses	3	14	2	12
Total Expenses	240	387	202	227
Less expenses reimbursed, waived and/or recouped by investment adviser	(78)	(48)	(80)	(57)
Distribution fees reimbursed (Note 13)	(3)	—	(—) (2)	—
Net expenses	159	339	122	170
Net Investment income (loss)	250	399	213	243
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	28	(33)	33	32
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(44)	(244)	(105)	(149)
Net Realized and Unrealized Gain (Loss) on Investments	(16)	(277)	(72)	(117)
Net increase (decrease) in net assets resulting from operations	$234	$ 122	$ 141	$ 126

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 144	$ —	$ 232	$ —
Interest	18,376	25,481	16,501	17,078
Security lending, net of fees	9	299	—	—
Foreign taxes withheld	(—) (2)	—	—	—
Total Investment Income	18,529	25,780	16,733	17,078
Expenses
Investment advisory fees	1,724	2,444	2,013	2,859
Distribution and service fees, Class A	40	78	—	—
Distribution and service fees, Class R	137	232	—	—
Administration Fees	524	100	788	149
Transfer agent fees and expenses	217	89	344	180
Sub-transfer agent fees, Class A	34	41	—	—
Sub-transfer agent fees, Class I	775	1,205	1,369	2,352
Sub-transfer agent fees, Class R	29	115	—	—
Sub-Administration fees	25	125	39	182
Custodian fees	23	34	8	18
Printing fees and expenses	59	81	98	113
Professional fees	36	50	38	76
Registration fees	42	56	34	35
Trustees’ fees and expenses	49	59	72	87
Miscellaneous expenses	73	134	99	192
Total Expenses	3,787	4,843	4,902	6,243
Less expenses reimbursed, waived and/or recouped by investment adviser	(454)	—	(596)	—
Distribution fees reimbursed (Note 13)	(8)	—	—	—
Net expenses	3,325	4,843	4,306	6,243
Net Investment income (loss)	15,204	20,937	12,427	10,835
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	7,413	4,586	1,087	9,087
Foreign Currency Translations	(1,938)	853	—	—
Forward Currency Transactions	(420)	—	—	—
Futures	—	—	104	1,243
Swaps	(1,733)	(6,197)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(895)	(5,666)	(1,420)	(6,947)
Foreign Currency Translations	(33)	—	—	—
Forward Currency Transactions	17	53	—	—
Futures	—	—	227	(43)
Swaps	(2,679)	13	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(268)	(6,358)	(2)	3,340
Net increase (decrease) in net assets resulting from operations	$14,936	$14,579	$12,425	$14,175

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix U.S. Mortgage Fund		Seix Ultra-Short Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 5	$ —	$ 14	$ —
Interest	420	454	935	1,483
Total Investment Income	425	454	949	1,483
Expenses
Investment advisory fees	76	134	112	224
Distribution and service fees, Class A	5	13	—	—
Distribution and service fees, Class C	29	49	—	—
Administration Fees	14	3	38	10
Transfer agent fees and expenses	12	23	23	38
Sub-transfer agent fees, Class A	11	5	—	—
Sub-transfer agent fees, Class C	2	—	—	—
Sub-transfer agent fees, Class I	20	34	48	60
Sub-Administration fees	1	4	2	13
Custodian fees	7	9	8	11
Printing fees and expenses	3	3	3	7
Professional fees	29	2	29	5
Registration fees	30	43	16	21
Trustees’ fees and expenses	1	2	4	6
Miscellaneous expenses	3	14	6	17
Total Expenses	243	338	289	412
Less expenses reimbursed, waived and/or recouped by investment adviser	(70)	(43)	(74)	—
Distribution fees reimbursed (Note 13)	(8)	—	—	—
Net expenses	165	295	215	412
Net Investment income (loss)	260	159	734	1,071
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	46	390	125	282
Futures	—	—	35	95
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	62	(560)	(98)	(9)
Futures	—	—	34	(5)
Net Realized and Unrealized Gain (Loss) on Investments	108	(170)	96	363
Net increase (decrease) in net assets resulting from operations	$368	$ (11)	$830	$1,434

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Seix Virginia Intermediate Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 13	$ 2
Interest	1,057	1,957
Total Investment Income	1,070	1,959
Expenses
Investment advisory fees	175	320
Distribution and service fees, Class A	4	6
Administration Fees	26	6
Transfer agent fees and expenses	14	16
Sub-transfer agent fees, Class A	2	1
Sub-transfer agent fees, Class I	28	48
Sub-Administration fees	1	8
Custodian fees	5	6
Printing fees and expenses	3	3
Professional fees	29	3
Registration fees	20	18
Trustees’ fees and expenses	2	4
Miscellaneous expenses	4	15
Total Expenses	313	454
Less expenses reimbursed, waived and/or recouped by investment adviser	(81)	(33)
Distribution fees reimbursed (Note 13)	(—) (2)	—
Net expenses	232	421
Net Investment income (loss)	838	1,538
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	822	438
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(277)	(2,099)
Net Realized and Unrealized Gain (Loss) on Investments	545	(1,661)
Net increase (decrease) in net assets resulting from operations	$1,383	$ (123)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund			Seix Corporate Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 3,016	$ 3,851	$ 4,559	$ 355	$ 504	$ 558
Net realized gain (loss)	1,535	1,154	2,205	309	493	(323)
Net change in unrealized appreciation (depreciation)	83	(1,911)	(2,686)	184	61	(720)
Increase (decrease) in net assets resulting from operations	4,634	3,094	4,078	848	1,058	(485)
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(116)	(179)	(166)	(9)	(15)	(15)
Class C	—	—	—	(89)	(162)	(160)
Class I	(2,512)	(4,357)	(4,785)	(210)	(327)	(355)
Class R	(30)	(50)	(54)	—	—	—
Class R6*	(35)	(19)	—	—	—	—
Net Realized Gains
Class A	—	(195)	(65)	(7)	(5)	(11)
Class C	—	—	—	(123)	(70)	(194)
Class I	—	(4,195)	(1,673)	(162)	(91)	(208)
Class R	—	(64)	(28)	—	—	—
Class R6*	—	(23)	—	—	—	—
Tax Return on Capital
Class A	(28)	—	—	—	—	(1)
Class C	—	—	—	—	—	(10)
Class I	(554)	—	—	—	—	(15)
Class R	(9)	—	—	—	—	—
Class R6	(7)	—	—	—	—	—
Total Dividends and Distributions	(3,291)	(9,082)	(6,771)	(600)	(670)	(969)
Change in Net Assets from Capital transactions
Class A	(1,992)	477	2,845	(237)	94	(270)
Class C	—	—	—	(924)	(917)	(685)
Class I	(14,856)	(50,330)	66,169	(4,434)	3,497	(14,312)
Class R	11	(232)	14	—	—	—
Class R6*	1,927	1,371	22	—	—	—
Increase (decrease) in net assets from share transactions	(14,910)	(48,714)	69,050	(5,595)	2,674	(15,267)
Net increase (decrease) in net assets	(13,567)	(54,702)	66,357	(5,347)	3,062	(16,721)
Net Assets
Beginning of period	214,461	269,163	202,806	20,610	17,548	34,269
End of Period	$200,894	$214,461	$269,163	$15,263	$20,610	$ 17,548
Accumulated undistributed net investment income (loss) at end of period	$ (6)	$ (329)	$ (329)	$ (1)	$ (40)	$ (40)

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund			Seix Georgia Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 199,279	$ 228,136	$ 270,642	$ 1,954	$ 2,883	$ 3,197
Net realized gain (loss)	(6,481)	(77,681)	(165,631)	484	1,101	1,670
Net change in unrealized appreciation (depreciation)	(29,350)	292,074	(230,917)	837	(4,502)	(737)
Increase (decrease) in net assets resulting from operations	163,448	442,529	(125,906)	3,275	(518)	4,130
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(3,895)	(6,541)	(6,595)	(65)	(92)	(86)
Class C	(1,399)	(2,132)	(2,273)	—	—	—
Class I	(147,478)	(158,634)	(206,044)	(1,889)	(2,790)	(3,111)
Class R6*	(46,287)	(56,471)	(52,282)	—	—	—
Net Realized Gains
Class A	—	—	—	(17)	(48)	—
Class I	—	—	—	(469)	(1,369)	—
Total Dividends and Distributions	(199,059)	(223,778)	(267,194)	(2,440)	(4,299)	(3,197)
Change in Net Assets from Capital transactions
Class A	(21,471)	(14,713)	5,102	(524)	44	(45)
Class C	(5,113)	(953)	(5,418)	—	—	—
Class I	114,302	1,265,091	(2,717,615)	(6,488)	(11,252)	(25,094)
Class R6*	(22,358)	124,773	1,204,366	—	—	—
Increase (decrease) in net assets from share transactions	65,360	1,374,198	(1,513,565)	(7,012)	(11,208)	(25,139)
Net increase (decrease) in net assets	29,749	1,592,949	(1,906,665)	(6,177)	(16,025)	(24,206)
Net Assets
Beginning of period	5,959,690	4,366,741	6,273,406	95,287	111,312	135,518
End of Period	$5,989,439	$5,959,690	$ 4,366,741	$89,110	$ 95,287	$111,312
Accumulated undistributed net investment income (loss) at end of period	$ 1,377	$ 1,483	$ 4,096	$ 191	$ 191	$ 190

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Grade Municipal Bond Fund			Seix High Income Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 1,628	$ 2,238	$ 2,518	$ 22,069	$ 36,494	$ 47,032
Net realized gain (loss)	1,566	953	1,682	6,622	(7,973)	(58,074)
Net change in unrealized appreciation (depreciation)	377	(3,082)	197	(1,602)	59,807	(38,220)
Increase (decrease) in net assets resulting from operations	3,571	109	4,397	27,089	88,328	(49,262)
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(192)	(273)	(301)	(1,751)	(3,042)	(3,359)
Class I	(1,431)	(1,965)	(2,217)	(19,341)	(31,378)	(42,544)
Class R	—	—	—	(557)	(852)	(1,038)
Class R6*	—	—	—	(233)	(998)	(286)
Net Realized Gains
Class A	(9)	(480)	(140)	—	—	—
Class I	(87)	(3,129)	(991)	—	—	—
Tax Return on Capital
Class A	—	—	—	(15)	—	—
Class I	—	—	—	(165)	—	—
Class R	—	—	—	(5)	—	—
Class R6	—	—	—	(2)	—	—
Total Dividends and Distributions	(1,719)	(5,847)	(3,649)	(22,069)	(36,270)	(47,227)
Change in Net Assets from Capital transactions
Class A	(4,341)	(951)	(2,557)	(33,956)	15,620	(14,775)
Class I	(4,657)	(16,105)	3,349	(70,658)	(135,559)	(120,464)
Class R	—	—	—	(2,673)	(1,159)	(4,169)
Class R6*	—	—	—	1,727	1,977	(1,500)
Increase (decrease) in net assets from share transactions	(8,998)	(17,056)	792	(105,560)	(119,121)	(140,908)
Net increase (decrease) in net assets	(7,146)	(22,794)	1,540	(100,540)	(67,063)	(237,397)
Net Assets
Beginning of period	91,005	113,799	112,259	538,855	605,918	843,315
End of Period	$83,859	$ 91,005	$113,799	$ 438,315	$ 538,855	$ 605,918
Accumulated undistributed net investment income (loss) at end of period	$ (2)	$ (7)	$ (7)	$ (235)	$ (413)	$ (411)

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Yield Fund			Seix Investment Grade Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 19,919	$ 31,249	$ 36,691	$ 10,395	$ 14,256	$ 15,144
Net realized gain (loss)	4,533	(428)	(43,330)	9,320	925	5,970
Net change in unrealized appreciation (depreciation)	(1,589)	37,924	(32,061)	(4,953)	(18,455)	(2,477)
Increase (decrease) in net assets resulting from operations	22,863	68,745	(38,700)	14,762	(3,274)	18,637
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(165)	(303)	(433)	(285)	(488)	(592)
Class I	(16,760)	(29,771)	(36,916)	(9,894)	(13,769)	(14,552)
Class R	(4)	(15)	(34)	—	—	—
Class R6*	(1,714)	(961)	—	—	—	—
Net Realized Gains
Class A	—	—	—	(6)	(492)	(294)
Class I	—	—	—	(212)	(12,950)	(7,130)
Tax Return on Capital
Class A	(12)	—	—	—	—	—
Class I	(1,158)	—	—	—	—	—
Class R	(—) (2)	—	—	—	—	—
Class R6	(116)	—	—	—	—	—
Total Dividends and Distributions	(19,929)	(31,050)	(37,383)	(10,397)	(27,699)	(22,568)
Change in Net Assets from Capital transactions
Class A	(1,432)	(1,687)	249	(9,409)	(3,515)	(4,395)
Class I	(82,553)	(76,498)	(96,736)	(59,987)	(79,743)	(24,669)
Class R	(12)	(470)	(141)	—	—	—
Class R6*	2,106	41,837	—	—	—	—
Increase (decrease) in net assets from share transactions	(81,891)	(36,818)	(96,628)	(69,396)	(83,258)	(29,064)
Net increase (decrease) in net assets	(78,957)	877	(172,711)	(65,031)	(114,231)	(32,995)
Net Assets
Beginning of period	532,119	531,242	703,953	540,065	654,296	687,291
End of Period	$453,162	$532,119	$ 531,242	$475,034	$ 540,065	$654,296
Accumulated undistributed net investment income (loss) at end of period	$ (12)	$ (1,080)	$ (1,279)	$ (13)	$ (229)	$ (228)

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Limited Duration Fund			Seix North Carolina Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 62	$ 46	$ 20	$ 432	$ 644	$ 770
Net realized gain (loss)	8	8	(1)	338	325	556
Net change in unrealized appreciation (depreciation)	(1)	2	(3)	16	(1,112)	(369)
Increase (decrease) in net assets resulting from operations	69	56	16	786	(144)	957
Dividends and Distributions to Shareholders
Net Investment Income
Class A	—	—	—	(32)	(41)	(13)
Class I	(62)	(44)	(17)	(354)	(603)	(757)
Net Realized Gains
Class A	—	—	—	(12)	(56)	(3)
Class I	—	—	—	(158)	(601)	(160)
Total Dividends and Distributions	(62)	(44)	(17)	(556)	(1,301)	(933)
Change in Net Assets from Capital transactions
Class A	—	—	—	(758)	1,839	(301)
Class I	121	—	—	(1,128)	(5,479)	(8,640)
Increase (decrease) in net assets from share transactions	121	—	—	(1,886)	(3,640)	(8,941)
Net increase (decrease) in net assets	128	12	(1)	(1,656)	(5,085)	(8,917)
Net Assets
Beginning of period	6,661	6,649	6,650	23,983	29,068	37,985
End of Period	$6,789	$6,661	$6,649	$22,327	$23,983	$29,068
Accumulated undistributed net investment income (loss) at end of period	$ —(2)	$ (1)	$ (1)	$ (1)	$ (47)	$ (57)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Short-Term Bond Fund			Seix Short-Term Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 250	$ 399	$ 298	$ 213	$ 243	$ 166
Net realized gain (loss)	28	(33)	39	33	32	—
Net change in unrealized appreciation (depreciation)	(44)	(244)	41	(105)	(149)	20
Increase (decrease) in net assets resulting from operations	234	122	378	141	126	186
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(16)	(13)	(11)	(10)	(23)	(13)
Class C	(2)	(1)	—	—	—	—
Class I	(230)	(418)	(340)	(203)	(221)	(153)
Net Realized Gains
Class A	—	—	—	(1)	(2)	(13)
Class I	—	—	—	(19)	(39)	(72)
Tax Return on Capital
Class A	(2)	—	—	—	—	—
Class C	(1)	—	—	—	—	—
Class I	(21)	—	—	—	—	—
Total Dividends and Distributions	(272)	(432)	(351)	(233)	(285)	(251)
Change in Net Assets from Capital transactions
Class A	(87)	215	(213)	(41)	(5,514)	3,495
Class C	(47)	(422)	11	—	—	—
Class I	(44,085)	2,565	(966)	4,667	(5,346)	(6,424)
Increase (decrease) in net assets from share transactions	(44,219)	2,358	(1,168)	4,626	(10,860)	(2,929)
Net increase (decrease) in net assets	(44,257)	2,048	(1,141)	4,534	(11,019)	(2,994)
Net Assets
Beginning of period	55,642	53,594	54,735	28,520	39,539	42,533
End of Period	$ 11,385	$55,642	$53,594	$33,054	$ 28,520	$39,539
Accumulated undistributed net investment income (loss) at end of period	$ (1)	$ (3)	$ (2)	$ (2)	$ (2)	$ (1)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Total Return Bond Fund			Seix U.S. Government Securities Ultra-Short Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 15,204	$ 20,937	$ 20,356	$ 12,427	$ 10,835	$ 9,110
Net realized gain (loss)	3,322	(758)	7,592	1,191	10,330	(566)
Net change in unrealized appreciation (depreciation)	(3,590)	(5,600)	(14,342)	(1,193)	(6,990)	(10,068)
Increase (decrease) in net assets resulting from operations	14,936	14,579	13,606	12,425	14,175	(1,524)
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(186)	(603)	(636)	—	—	—
Class I	(7,704)	(18,605)	(19,336)	(11,911)	(14,555)	(12,422)
Class R	(229)	(723)	(770)	—	—	—
Class R6*	(1,379)	(1,826)	(1,476)	(549)	(71)	—
Net Realized Gains
Class A	—	(429)	(35)	—	—	—
Class I	—	(12,509)	(1,023)	—	—	—
Class R	—	(705)	(56)	—	—	—
Class R6*	—	(1,679)	(72)	—	—	—
Tax Return on Capital
Class A	(110)	—	—	—	—	—
Class I	(3,981)	—	—	(1,767)	—	—
Class R	(192)	—	—	—	—	—
Class R6	(641)	—	—	(72)	—	—
Total Dividends and Distributions	(14,422)	(37,079)	(23,404)	(14,299)	(14,626)	(12,422)
Change in Net Assets from Capital transactions
Class A	(14,204)	(4,496)	(10,551)	—	—	—
Class I	(110,797)	(161,714)	7,045	(22,393)	(190,202)	(94,043)
Class R	(7,615)	(9,843)	(13,498)	—	—	—
Class R6*	44,550	47,337	(14,714)	10,482	32,653	—
Increase (decrease) in net assets from share transactions	(88,066)	(128,716)	(31,718)	(11,911)	(157,549)	(94,043)
Net increase (decrease) in net assets	(87,552)	(151,216)	(41,516)	(13,785)	(158,000)	(107,989)
Net Assets
Beginning of period	958,844	1,110,060	1,151,576	1,399,899	1,557,899	1,665,888
End of Period	$ 871,292	$ 958,844	$1,110,060	$1,386,114	$1,399,899	$1,557,899
Accumulated undistributed net investment income (loss) at end of period	$ 2,090	$ (1,594)	$ (2,006)	$ (36)	$ (3)	$ (2)

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix U.S. Mortgage Fund			Seix Ultra-Short Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 260	$ 159	$ 215	$ 734	$ 1,071	$ 871
Net realized gain (loss)	46	390	255	160	377	(241)
Net change in unrealized appreciation (depreciation)	62	(560)	182	(64)	(14)	(225)
Increase (decrease) in net assets resulting from operations	368	(11)	652	830	1,434	405
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(30)	(100)	(89)	—	—	—
Class C	(15)	(41)	(40)	—	—	—
Class I	(200)	(391)	(292)	(740)	(1,126)	(925)
Net Realized Gains
Class A	—	(24)	—	—	—	—
Class C	—	(15)	—	—	—	—
Class I	—	(63)	—	—	—	—
Tax Return on Capital
Class A	(18)	—	—	—	—	—
Class C	(22)	—	—	—	—	—
Class I	(103)	—	—	—	—	—
Total Dividends and Distributions	(388)	(634)	(421)	(740)	(1,126)	(925)
Change in Net Assets from Capital transactions
Class A	(1,036)	(2,814)	1,343	—	—	—
Class C	(577)	(1,087)	1,468	—	—	—
Class I	1,374	(7,046)	21,223	(27,886)	(17,914)	(37,210)
Increase (decrease) in net assets from share transactions	(239)	(10,947)	24,034	(27,886)	(17,914)	(37,210)
Net increase (decrease) in net assets	(259)	(11,592)	24,265	(27,796)	(17,606)	(37,730)
Net Assets
Beginning of period	25,514	37,106	12,841	87,344	104,950	142,680
End of Period	$25,255	$ 25,514	$37,106	$ 59,548	$ 87,344	$104,950
Accumulated undistributed net investment income (loss) at end of period	$ (1)	$ (16)	$ (16)	$ (2)	$ (2)	$ (2)

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Virginia Intermediate Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 838	$ 1,538	$ 2,408
Net realized gain (loss)	822	438	2,375
Net change in unrealized appreciation (depreciation)	(277)	(2,099)	(1,984)
Increase (decrease) in net assets resulting from operations	1,383	(123)	2,799
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(63)	(94)	(108)
Class I	(775)	(1,444)	(2,300)
Net Realized Gains
Class A	(45)	(110)	(116)
Class I	(514)	(1,669)	(1,946)
Total Dividends and Distributions	(1,397)	(3,317)	(4,470)
Change in Net Assets from Capital transactions
Class A	(265)	(532)	(706)
Class I	(8,336)	(15,453)	(52,860)
Increase (decrease) in net assets from share transactions	(8,601)	(15,985)	(53,566)
Net increase (decrease) in net assets	(8,615)	(19,425)	(55,237)
Net Assets
Beginning of period	49,593	69,018	124,255
End of Period	$40,978	$ 49,593	$ 69,018
Accumulated undistributed net investment income (loss) at end of period	$ 19	$ 19	$ 19

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)

Seix Core Bond Fund
Class A
4/1/17 to 12/31/17(6)	$10.56	0.14	0.08	0.22	(0.12)	(0.03)	—	(0.15)	0.07	10.63	2.12%	$ 8,433	0.65% (7)	0.79%	1.73%	130%
4/1/16 to 3/31/17	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	(0.30)	10.56	0.90 (8)	10,363	0.64	0.64	1.45	210
4/1/15 to 3/31/16	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	(0.18)	10.86	1.01	10,170	0.65	0.65	1.65	232
4/1/14 to 3/31/15	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	0.39	11.04	5.58	7,411	0.67	0.67	1.70	168
4/1/13 to 3/31/14	11.16	0.15	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	(0.51)	10.65	(0.66)	9,848	0.71	0.71	1.38	208
4/1/12 to 3/31/13	11.10	0.11	0.24	0.35	(0.16)	—	(0.13)	(0.29)	0.06	11.16	3.20	20,687	0.70	0.69	1.02	151
Class I
4/1/17 to 12/31/17(6)	$10.57	0.15	0.07	0.22	(0.13)	(0.03)	—	(0.16)	0.06	10.63	2.13%	$ 186,029	0.51% (7)	0.58%	1.87%	130%
4/1/16 to 3/31/17	10.86	0.17	(0.04)	0.13	0.21	—	(0.21)	(0.42)	(0.29)	10.57	1.15	199,622	0.49	0.49	1.58	210
4/1/15 to 3/31/16	11.04	0.20	0.08	0.12	(0.21)	—	(0.09)	(0.30)	(0.18)	10.86	1.18	255,522	0.48	0.48	1.82	232
4/1/14 to 3/31/15	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	0.39	11.04	5.80	191,905	0.45	0.45	1.90	168
4/1/13 to 3/31/14	11.16	0.18	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	(0.51)	10.65	(0.38)	200,371	0.42	0.42	1.67	208
4/1/12 to 3/31/13	11.10	0.15	0.24	0.39	(0.20)	—	(0.13)	(0.33)	0.06	11.16	3.53	370,455	0.38	0.38	1.33	151
Class R
4/1/17 to 12/31/17(6)	$10.58	0.12	0.07	0.19	(0.10)	(0.03)	—	(0.13)	0.06	10.64	1.82%	$ 3,153	0.92% (7)	1.05%	1.45%	130%
4/1/16 to 3/31/17	10.87	0.13	(0.05)	0.08	(0.16)	—	(0.21)	(0.37)	(0.29)	10.58	0.73	3,124	0.91	0.91	1.18	210
4/1/15 to 3/31/16	11.05	0.15	(0.07)	0.08	(0.17)	—	(0.09)	(0.26)	(0.18)	10.87	0.78	3,448	0.88	0.88	1.41	232
4/1/14 to 3/31/15	10.66	0.16	0.41	0.57	(0.18)	—	—	(0.18)	0.39	11.05	5.37	3,490	0.85	0.85	1.51	168
4/1/13 to 3/31/14	11.17	0.14	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	(0.51)	10.66	(0.80)	4,115	0.85	0.85	1.29	208
4/1/12 to 3/31/13	11.10	0.10	0.24	0.34	(0.14)	—	(0.13)	(0.27)	0.07	11.17	3.15	5,135	0.84	0.84	0.87	151
Class R6*
4/1/17 to 12/31/17(6)	$10.57	0.16	0.08	0.24	(0.15)	(0.03)	—	(0.18)	0.06	10.63	2.24%	$ 3,279	0.36%	0.46%	1.96%	130%
4/1/16 to 3/31/17	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	(0.29)	10.57	1.29	1,352	0.35	0.35	1.78	210
8/3/15 to 3/31/16(9)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	0.09	10.86	2.51	22	0.34	0.34	2.00	232

Seix Corporate Bond Fund
Class A
4/1/17 to 12/31/17(6)	$ 8.69	0.18	0.21	0.39	(0.16)	—	(0.16)	(0.32)	0.07	8.76	4.53%	$ 363	0.95%	1.34%	2.68%	80%
4/1/16 to 3/31/17	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	0.19	8.69	6.01	591	0.95	1.15	2.75	182
4/1/15 to 3/31/16	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	(0.49)	8.50	(0.52)	500	0.95	1.11	2.68	84
4/1/14 to 3/31/15	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	0.15	8.99	6.40	807	0.95	0.99	2.67	90
4/1/13 to 3/31/14	9.35	0.25	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	(0.51)	8.84	0.52	783	0.92	0.93	2.76	143
4/1/12 to 3/31/13	9.40	0.29	0.30	0.59	(0.29)	—	(0.35)	(0.64)	(0.05)	9.35	6.39	4,020	0.88	0.88	3.06	58
Class C
4/1/17 to 12/31/17(6)	$ 8.65	0.13	0.21	0.34	(0.11)	—	(0.16)	(0.27)	0.07	8.72	4.02%	$ 6,518	1.62%	2.10%	2.02%	80%
4/1/16 to 3/31/17	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	0.19	8.65	5.29	7,369	1.65	1.82	2.03	182
4/1/15 to 3/31/16	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	(0.49)	8.46	(1.22)	8,105	1.65	1.80	2.01	84
4/1/14 to 3/31/15	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	0.15	8.95	5.69	9,289	1.64	1.67	1.97	90
4/1/13 to 3/31/14	9.30	0.19	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	(0.50)	8.80	(0.07)	10,385	1.62	1.63	2.18	143
4/1/12 to 3/31/13	9.35	0.23	0.30	0.53	(0.23)	—	(0.35)	(0.58)	(0.05)	9.30	5.67	15,558	1.57	1.58	2.39	58
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Seix Corporate Bond Fund (Continued)
Class I
4/1/17 to 12/31/17(6)	$ 8.65	0.19	0.23	0.42	(0.18)	—	(0.16)	(0.34)	0.08	8.73	4.86%	$ 8,382	0.70%	1.18%	2.93%	80%
4/1/16 to 3/31/17	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	0.19	8.65	6.29	12,651	0.70	0.93	2.99	182
4/1/15 to 3/31/16	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	(0.49)	8.46	(0.29)	8,943	0.70	0.83	2.86	84
4/1/14 to 3/31/15	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	0.15	8.95	6.73	24,172	0.66	0.69	2.95	90
4/1/13 to 3/31/14	9.30	0.28	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	(0.50)	8.80	0.91	28,017	0.63	0.64	3.18	143
4/1/12 to 3/31/13	9.35	0.32	0.30	0.62	(0.32)	—	(0.35)	(0.67)	(0.05)	9.30	6.71	51,828	0.60	0.61	3.36	58

Seix Floating Rate High Income Fund
Class A
4/1/17 to 12/31/17(6)	$ 8.75	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	(0.05)	8.70	2.47%	$ 113,611	0.92%	0.93%	4.00%	55%
4/1/16 to 3/31/17	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)	0.42	8.75	9.78	135,833	0.94	0.94	4.51	79
4/1/15 to 3/31/16	8.86	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	(0.53)	8.33	(1.79)	143,325	0.92	0.92	4.42	33
4/1/14 to 3/31/15	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)	(0.20)	8.86	1.88	147,560	0.91	0.91	4.06	29
4/1/13 to 3/31/14	9.06	0.35	(0.01)	0.34	(0.34)	—	—	(0.34)	—	9.06	3.86	212,336	0.89	0.89	3.82	47
4/1/12 to 3/31/13	8.83	0.43	0.21	0.64	(0.41)	—	—	(0.41)	0.23	9.06	7.39	99,040	0.85	0.85	4.85	70
Class C
4/1/17 to 12/31/17(6)	$ 8.76	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	8.70	1.89%	$ 51,551	1.52%	1.60%	3.40%	55%
4/1/16 to 3/31/17	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)	0.43	8.76	9.28	56,981	1.52	1.52	3.94	79
4/1/15 to 3/31/16	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)	(0.53)	8.33	(2.37)	55,203	1.51	1.51	3.82	33
4/1/14 to 3/31/15	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	(0.21)	8.86	1.16	64,445	1.50	1.50	3.46	29
4/1/13 to 3/31/14	9.06	0.29	0.01	0.30	(0.29)	—	—	(0.29)	0.01	9.07	3.33	83,149	1.51	1.51	3.21	47
4/1/12 to 3/31/13	8.83	0.38	0.20	0.58	(0.35)	—	—	(0.35)	0.23	9.06	6.69	40,493	1.51	1.51	4.22	70
Class I
4/1/17 to 12/31/17(6)	$ 8.75	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	(0.05)	8.70	2.70%	$4,546,547	0.62%	0.69%	4.29%	55%
4/1/16 to 3/31/17	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)	0.42	8.75	10.13	4,459,175	0.63	0.63	4.80	79
4/1/15 to 3/31/16	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)	(0.53)	8.33	(1.50)	3,040,875	0.62	0.62	4.69	33
4/1/14 to 3/31/15	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)	(0.20)	8.86	2.17	6,048,771	0.61	0.61	4.34	29
4/1/13 to 3/31/14	9.06	0.38	(0.01)	0.37	(0.37)	—	—	(0.37)	—	9.06	4.16	8,965,312	0.60	0.60	4.13	47
4/1/12 to 3/31/13	8.83	0.46	0.20	0.66	(0.43)	—	—	(0.43)	0.23	9.06	7.67	5,780,847	0.60	0.60	5.13	70
Class R6*
4/1/17 to 12/31/17(6)	$ 8.76	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	(0.05)	8.71	2.78%	$1,277,730	0.52%	0.59%	4.39%	55%
4/1/16 to 3/31/17	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	0.43	8.76	10.37	1,307,701	0.52	0.52	4.94	79
4/1/15 to 3/31/16	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	(0.53)	8.33	(1.39)	1,127,337	0.51	0.51	4.83	33
2/1/15 to 3/31/15(10)	8.74	0.07	0.12	0.19	(0.07)	—	—	(0.07)	0.12	8.86	2.15	12,629	0.47	0.47	5.08	29
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)

Seix Georgia Tax-Exempt Bond Fund
Class A
4/1/17 to 12/31/17(6)	$10.49	0.22	0.16	0.38	(0.22)	—	(0.06)	(0.28)	0.10	10.59	3.62%	$ 3,011	0.76% (7)	0.92%	2.73%	23%
4/1/16 to 3/31/17	10.98	0.28	(0.35)	(0.07)	(0.28)	—	(0.14)	(0.42)	(0.49)	10.49	(0.66)	3,504	0.75	0.75	2.56	46
4/1/15 to 3/31/16	10.88	0.26	0.10	0.36	(0.26)	—	—	(0.26)	0.10	10.98	3.40	3,621	0.75	0.75	2.43	41
4/1/14 to 3/31/15	10.44	0.27	0.44	0.71	(0.27)	—	—	(0.27)	0.44	10.88	6.89	3,637	0.73	0.73	2.55	55
4/1/13 to 3/31/14	10.80	0.30	(0.36)	(0.06)	(0.30)	—	—	(0.30)	(0.36)	10.44	(0.52)	4,139	0.72	0.72	2.87	67
4/1/12 to 3/31/13	10.57	0.32	0.23	0.55	(0.32)	—	—	(0.32)	0.23	10.80	5.27	4,566	0.74	0.74	2.99	50
Class I
4/1/17 to 12/31/17(6)	$10.48	0.23	0.15	0.38	(0.23)	—	(0.06)	(0.29)	0.09	10.57	3.61%	$ 86,099	0.65%	0.81%	2.84%	23%
4/1/16 to 3/31/17	10.96	0.29	(0.34)	(0.05)	(0.29)	—	(0.14)	(0.43)	(0.48)	10.48	(0.47)	91,782	0.65	0.70	2.66	46
4/1/15 to 3/31/16	10.86	0.27	0.10	0.37	(0.27)	—	—	(0.27)	0.10	10.96	3.50	107,691	0.65	0.68	2.52	41
4/1/14 to 3/31/15	10.42	0.28	0.44	0.72	(0.28)	—	—	(0.28)	0.44	10.86	7.00	131,881	0.64	0.64	2.63	55
4/1/13 to 3/31/14	10.78	0.31	(0.36)	(0.05)	(0.31)	—	—	(0.31)	(0.36)	10.42	(0.37)	120,835	0.57	0.57	3.01	67
4/1/12 to 3/31/13	10.55	0.34	0.23	0.57	(0.34)	—	—	(0.34)	0.23	10.78	5.44	148,153	0.59	0.59	3.15	50

Seix High Grade Municipal Bond Fund
Class A
4/1/17 to 12/31/17(6)	$11.69	0.21	0.27	0.48	(0.22)	—	(0.01)	(0.23)	0.25	11.94	4.12%	$ 8,175	0.80%	0.91%	2.39%	173%
4/1/16 to 3/31/17	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	(0.67)	11.69	0.27	12,276	0.80	0.80	1.99	218
4/1/15 to 3/31/16	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	0.07	12.36	3.70	13,996	0.79	0.79	2.07	171
4/1/14 to 3/31/15	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	0.43	12.29	7.48	16,499	0.80	0.80	2.38	228
4/1/13 to 3/31/14	12.11	0.32	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	(0.25)	11.86	1.16	8,967	0.80	0.82	2.75	227
4/1/12 to 3/31/13	11.97	0.32	0.50	0.82	(0.32)	—	(0.36)	(0.68)	0.14	12.11	6.97	11,363	0.80	0.83	2.63	168
Class I
4/1/17 to 12/31/17(6)	$11.68	0.23	0.26	0.49	(0.23)	—	(0.01)	(0.24)	0.25	11.93	4.24%	$ 75,684	0.65%	0.82%	2.55%	173%
4/1/16 to 3/31/17	12.36	0.26	(0.23)	0.03	(0.26)	—	(0.45)	(0.71)	(0.68)	11.68	0.33	78,729	0.65	0.71	2.12	218
4/1/15 to 3/31/16	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	0.07	12.36	3.85	99,803	0.65	0.69	2.21	171
4/1/14 to 3/31/15	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	0.43	12.29	7.64	95,761	0.65	0.69	2.53	228
4/1/13 to 3/31/14	12.10	0.34	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	(0.24)	11.86	1.40	47,737	0.65	0.68	2.90	227
4/1/12 to 3/31/13	11.96	0.34	0.50	0.84	(0.34)	—	(0.36)	(0.70)	0.14	12.10	7.12	54,892	0.65	0.68	2.78	168

Seix High Income Fund
Class A
4/1/17 to 12/31/17(6)	$ 6.46	0.28	0.07	0.35	(0.28)	— (11)	—	(0.28)	0.07	6.53	5.52%	$ 29,592	1.02%	1.10%	5.69%	45%
4/1/16 to 3/31/17	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	0.54	6.46	15.69	63,104	1.04	1.04	5.92	95
4/1/15 to 3/31/16	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	(0.76)	5.92	(5.68)	43,433	1.03	1.03	6.08	77
4/1/14 to 3/31/15	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	(0.59)	6.68	0.26	65,121	0.99	0.99	5.34	86
4/1/13 to 3/31/14	7.32	0.42	0.11	0.53	(0.42)	—	(0.16)	(0.58)	(0.05)	7.27	7.60 (8)	157,360	0.97	0.97	5.82	110
4/1/12 to 3/31/13	6.90	0.43	0.42	0.85	(0.43)	—	—	(0.43)	0.42	7.32	12.72	119,006	0.99	0.99	6.09	118
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Seix High Income Fund (Continued)
Class I
4/1/17 to 12/31/17(6)	$ 6.46	0.29	0.06	0.35	(0.29)	— (11)	—	(0.29)	0.06	6.52	5.53%	$ 390,665	0.81% (7)	0.87%	5.93%	45%
4/1/16 to 3/31/17	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	0.54	6.46	15.95	456,928	0.80	0.81	6.15	95
4/1/15 to 3/31/16	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	(0.75)	5.92	(5.31)	546,793	0.79	0.79	6.34	77
4/1/14 to 3/31/15	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	(0.59)	6.67	0.47	753,851	0.77	0.77	5.63	86
4/1/13 to 3/31/14	7.32	0.43	0.11	0.54	(0.44)	—	(0.16)	(0.60)	(0.06)	7.26	7.68	783,072	0.77	0.77	6.00	110
4/1/12 to 3/31/13	6.89	0.45	0.43	0.88	(0.45)	—	—	(0.45)	0.43	7.32	13.17	784,870	0.74	0.75	6.33	118
Class R
4/1/17 to 12/31/17(6)	$ 6.46	0.27	0.07	0.34	(0.27)	— (11)	—	(0.27)	0.07	6.53	5.36%	$ 12,160	1.23% (7)	1.30%	5.49%	45%
4/1/16 to 3/31/17	5.92	0.360	0.54	0.90	(0.36)	—	—	(0.36)	0.54	6.46	15.47	14,699	1.22	1.22	5.73	95
4/1/15 to 3/31/16	6.68	0.37	(0.76)	(0.39)	(0.37)	—	—	(0.37)	(0.76)	5.92	(5.87)	14,574	1.23	1.23	5.92	77
4/1/14 to 3/31/15	7.27	0.37	(0.38)	(0.01)	(0.37)	—	(0.21)	(0.58)	(0.59)	6.68	0.05	20,887	1.21	1.21	5.20	86
4/1/13 to 3/31/14	7.32	0.40	0.12	0.52	(0.41)	—	(0.16)	(0.57)	(0.05)	7.27	7.37	22,317	1.20	1.20	5.57	110
4/1/12 to 3/31/13	6.89	0.41	0.43	0.84	(0.41)	—	—	(0.41)	0.43	7.32	12.61	23,956	1.23	1.23	5.85	118
Class R6*
4/1/17 to 12/31/17(6)	$ 6.45	0.30	0.07	0.37	(0.30)	— (11)	—	(0.30)	0.07	6.52	5.82%	$ 5,898	0.64%	0.73%	6.09%	45%
4/1/16 to 3/31/17	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	0.53	6.45	15.96	4,125	0.64	0.64	6.26	95
4/1/15 to 3/31/16	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	(0.76)	5.92	(5.30)	1,117	0.63	0.63	6.27	77
8/1/14 to 3/31/15(12)	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	(0.54)	6.68	(0.51)	3,455	0.63	0.63	5.99	86

Seix High Yield Fund
Class A
4/1/17 to 12/31/17(6)	$ 8.16	0.34	0.03	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.21	4.63%	$ 4,810	0.83% (7)	0.97%	5.43%	41%
4/1/16 to 3/31/17	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	0.55	8.16	13.20	6,214	0.82	0.82	5.51	87
4/1/15 to 3/31/16	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	(0.90)	7.61	(5.36)	7,463	0.84	0.84	5.48	76
4/1/14 to 3/31/15	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	(1.21)	8.51	1.24	8,110	0.87	0.87	5.31	72
4/1/13 to 3/31/14	10.03	0.55	0.05	0.60	(0.55)	—	(0.36)	(0.91)	(0.31)	9.72	6.39	69,921	0.81	0.81	5.57	89
4/1/12 to 3/31/13	9.47	0.59	0.56	1.15	(0.59)	—	—	(0.59)	0.56	10.03	12.56	72,703	0.79	0.79	6.09	79
Class I
4/1/17 to 12/31/17(6)	$ 8.37	0.34	0.04	0.38	(0.32)	(0.02)	—	(0.34)	0.04	8.41	4.64%	$ 403,198	0.65% (7)	0.73%	5.38%	41%
4/1/16 to 3/31/17	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	0.57	8.37	13.48	483,080	0.64	0.64	5.65	87
4/1/15 to 3/31/16	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	(0.93)	7.80	(5.23)	523,206	0.61	0.61	5.71	76
4/1/14 to 3/31/15	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	(1.22)	8.73	1.53	695,060	0.58	0.58	5.63	72
4/1/13 to 3/31/14	10.26	0.58	0.06	0.64	(0.59)	—	(0.36)	(0.95)	(0.31)	9.95	6.65	1,211,146	0.55	0.55	5.79	89
4/1/12 to 3/31/13	9.69	0.64	0.56	1.20	(0.63)	—	—	(0.63)	0.57	10.26	12.80	1,792,768	0.54	0.54	6.41	79
Class R
4/1/17 to 12/31/17(6)	$ 8.36	0.30	0.07	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.41	4.45%	$ 119	1.04%	1.20%	4.80%	41%
4/1/16 to 3/31/17	7.80	0.43	0.56	0.99	(0.43)	—	—	(0.43)	0.56	8.36	12.90	130	1.04	1.04	5.32	87
4/1/15 to 3/31/16	8.72	0.44	(0.91)	(0.47)	(0.45)	—	—	(0.45)	(0.92)	7.80	(5.52)	573	1.04	1.04	5.29	76
4/1/14 to 3/31/15	9.94	0.49	(0.42)	0.07	(0.50)	—	(0.79)	(1.29)	(1.22)	8.72	1.05	782	1.04	1.04	5.18	72
4/1/13 to 3/31/14	10.26	0.53	0.05	0.58	(0.54)	—	(0.36)	(0.90)	(0.32)	9.94	6.04	1,237	1.04	1.04	5.31	89
4/1/12 to 3/31/13	9.68	0.59	0.57	1.16	(0.58)	—	—	(0.58)	0.58	10.26	12.36	2,385	1.03	1.03	5.92	79
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Seix High Yield Fund (Continued)
Class R6*
4/1/17 to 12/31/17(6)	$ 8.37	0.35	0.05	0.40	(0.33)	(0.02)	—	(0.35)	0.05	8.42	4.85%	$ 45,035	0.54% (7)	0.62%	5.50%	41%
8/1/16 to 3/31/17(13)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	0.20	8.37	6.34 (8)	42,695	0.54	0.54	5.86	87

Seix Investment Grade Tax-Exempt Bond Fund
Class A
4/1/17 to 12/31/17(6)	$11.65	0.22	0.10	0.32	(0.22)	—	—	(0.22)	0.10	11.75	2.76%	$ 11,066	0.80%	0.96%	2.46%	130%
4/1/16 to 3/31/17	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	(0.59)	11.65	(0.48)	20,281	0.80	0.92	2.16	138
4/1/15 to 3/31/16	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	(0.06)	12.24	2.89	24,861	0.80	0.93	2.17	139
4/1/14 to 3/31/15	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	0.16	12.30	5.09	29,439	0.80	0.91	2.37	144
4/1/13 to 3/31/14	12.47	0.26	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	(0.33)	12.14	0.23	30,100	0.80	0.90	2.13	104
4/1/12 to 3/31/13	12.50	0.23	0.36	0.59	(0.23)	—	(0.39)	(0.62)	(0.03)	12.47	4.75	36,958	0.82	0.87	1.78	151
Class I
4/1/17 to 12/31/17(6)	$11.64	0.23	0.09	0.32	(0.23)	—	—	(0.23)	0.09	11.73	2.79%	$ 463,968	0.65%	0.76%	2.62%	130%
4/1/16 to 3/31/17	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	(0.58)	11.64	(0.24)	519,784	0.65	0.70	2.30	138
4/1/15 to 3/31/16	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	(0.07)	12.22	2.96	629,435	0.65	0.68	2.32	139
4/1/14 to 3/31/15	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	0.16	12.29	5.25	657,851	0.65	0.68	2.53	144
4/1/13 to 3/31/14	12.45	0.28	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	(0.32)	12.13	0.48	643,828	0.64	0.64	2.29	104
4/1/12 to 3/31/13	12.49	0.25	0.35	0.60	(0.25)	—	(0.39)	(0.64)	(0.04)	12.45	4.87	982,171	0.62	0.63	1.98	151

Seix Limited Duration Fund
Class I
4/1/17 to 12/31/17(6)	$ 9.85	0.09	0.01	0.10	(0.09)	—	—	(0.09)	0.01	9.86	1.03%	$ 6,789	0.35%	1.04%	1.22%	53%
4/1/16 to 3/31/17	9.83	0.07	0.01	0.08	(0.06)	—	—	(0.06)	0.02	9.85	0.86	6,661	0.34 (14)	0.46 (14)	0.68	89
4/1/15 to 3/31/16	9.83	0.03	— (11)	0.03	(0.03)	—	—	(0.03)	—	9.83	0.26	6,649	0.35	0.47	0.29	50
4/1/14 to 3/31/15	9.83	0.02	— (11)	0.02	(0.02)	—	—	(0.02)	—	9.83	0.18	6,650	0.34	0.46	0.21	45
4/1/13 to 3/31/14	9.83	0.03	(0.01)	0.02	(0.02)	—	—	(0.02)	—	9.83	0.21	6,650	0.32	0.43	0.27	104
4/1/12 to 3/31/13	9.76	0.05	0.06	0.11	(0.04)	—	—	(0.04)	0.07	9.83	1.08	9,357	0.30	0.33	0.50	56

Seix North Carolina Tax-Exempt Bond Fund
Class A
4/1/17 to 12/31/17(6)	$10.00	0.18	0.15	0.33	(0.16)	—	(0.08)	(0.24)	0.09	10.09	3.30%	$ 1,436	0.80%	1.10%	2.37%	29%
4/1/16 to 3/31/17	10.50	0.21	(0.28)	(0.07)	(0.21)	—	(0.22)	(0.43)	(0.50)	10.00	(0.59)	2,170	0.80	0.82	2.02	61
4/1/15 to 3/31/16	10.46	0.22	0.12	0.34	(0.23)	—	(0.07)	(0.30)	0.04	10.50	3.23	492	0.80	0.81	2.15	42
4/1/14 to 3/31/15	10.04	0.23	0.42	0.65	(0.23)	—	—	(0.23)	0.42	10.46	6.56	795	0.79	0.79	2.27	51
4/1/13 to 3/31/14	10.65	0.25	(0.31)	(0.06)	(0.25)	—	(0.30)	(0.55)	(0.61)	10.04	(0.45)	861	0.77	0.77	2.44	77
4/1/12 to 3/31/13	10.45	0.28	0.20	0.48	(0.28)	—	—	(0.28)	0.20	10.65	4.63	910	0.77	0.77	2.60	79
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Seix North Carolina Tax-Exempt Bond Fund (Continued)
Class I
4/1/17 to 12/31/17(6)	$10.02	0.19	0.16	0.35	(0.17)	—	(0.08)	(0.25)	0.10	10.12	3.51%	$ 20,891	0.65%	1.04%	2.52%	29%
4/1/16 to 3/31/17	10.53	0.23	(0.29)	(0.06)	(0.23)	—	(0.22)	(0.45)	(0.51)	10.02	(0.53)	21,813	0.65	0.74	2.22	61
4/1/15 to 3/31/16	10.49	0.24	0.11	0.35	(0.24)	—	(0.07)	(0.31)	0.04	10.53	3.39	28,576	0.65	0.73	2.31	42
4/1/14 to 3/31/15	10.06	0.25	0.43	0.68	(0.25)	—	—	(0.25)	0.43	10.49	6.80	37,190	0.65	0.69	2.40	51
4/1/13 to 3/31/14	10.68	0.26	(0.31)	(0.05)	(0.27)	—	(0.30)	(0.57)	(0.62)	10.06	(0.38)	37,311	0.61	0.61	2.59	77
4/1/12 to 3/31/13	10.47	0.30	0.21	0.51	(0.30)	—	—	(0.30)	0.21	10.68	4.88	50,991	0.62	0.62	2.79	79

Seix Short-Term Bond Fund
Class A
4/1/17 to 12/31/17(6)	$ 9.95	0.07	(0.04)	0.03	(0.07)	(0.01)	—	(0.08)	(0.05)	9.90	0.27%	$ 2,210	0.80%	1.26%	0.89%	145%
4/1/16 to 3/31/17	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	(0.06)	9.95	0.03	2,308	0.80	0.80	0.58	129
4/1/15 to 3/31/16	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	0.01	10.01	0.58	2,104	0.80	0.81	0.38	87
4/1/14 to 3/31/15	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	0.02	10.00	0.63	2,316	0.80	0.81	0.37	199
4/1/13 to 3/31/14	10.03	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.98	0.54	2,748	0.78	0.80	1.00	79
4/1/12 to 3/31/13	10.02	0.13	0.01	0.14	(0.13)	—	—	(0.13)	0.01	10.03	1.40	2,069	0.73	0.74	1.27	128
Class C
4/1/17 to 12/31/17(6)	$ 9.94	0.02	(0.05)	(0.03)	(0.01)	(0.01)	—	(0.02)	(0.05)	9.89	(0.26) %	$ 1,257	1.48%	2.04%	0.21%	145%
4/1/16 to 3/31/17	10.00	— (11)	(0.06)	(0.06)	—	—	—	—	(0.06)	9.94	(0.57) (8)	1,310	1.40	1.57	(0.03)	129
4/1/15 to 3/31/16	10.00	(0.01)	0.01	—	— (11)	—	—	— (11)	—	10.00	—	1,742	1.29	1.58	(0.10)	87
4/1/14 to 3/31/15	9.97	(0.01)	0.04	0.03	— (11)	—	—	— (11)	0.03	10.00	0.31	1,730	1.22	1.58	(0.06)	199
4/1/13 to 3/31/14	10.02	0.02	(0.04)	(0.02)	(0.03)	—	—	(0.03)	(0.05)	9.97	(0.24)	1,899	1.56	1.56	0.23	79
4/1/12 to 3/31/13	10.01	0.05	0.01	0.06	(0.05)	—	—	(0.05)	0.01	10.02	0.65	2,425	1.48	1.48	0.52	128
Class I
4/1/17 to 12/31/17(6)	$ 9.92	0.08	(0.05)	0.03	(0.08)	(0.01)	—	(0.09)	(0.06)	9.86	0.31%	$ 7,918	0.60%	0.91%	1.05%	145%
4/1/16 to 3/31/17	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	(0.06)	9.92	0.23	52,024	0.60	0.69	0.77	129
4/1/15 to 3/31/16	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	—	9.98	0.68	49,749	0.60	0.68	0.58	87
4/1/14 to 3/31/15	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	0.03	9.98	0.93	50,689	0.60	0.67	0.52	199
4/1/13 to 3/31/14	10.00	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)	(0.05)	9.95	0.75	38,400	0.58	0.58	1.22	79
4/1/12 to 3/31/13	9.99	0.15	0.01	0.16	(0.15)	—	—	(0.15)	0.01	10.00	1.65	78,383	0.48	0.48	1.51	128

Seix Short-Term Municipal Bond Fund
Class A
4/1/17 to 12/31/17(6)	$ 9.93	0.05	(0.01)	0.04	(0.05)	—	(0.01)	(0.06)	(0.02)	9.91	0.39%	$ 1,765	0.65%	0.95%	0.70%	56%
4/1/16 to 3/31/17	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	(0.05)	9.93	0.26	1,810	0.65	0.74	0.54	59
4/1/15 to 3/31/16	10.00	0.02	— (11)	0.02	(0.02)	—	(0.02)	(0.04)	(0.02)	9.98	0.23	7,354	0.67	0.72	0.24	82
4/1/14 to 3/31/15	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	0.01	10.00	1.06	3,863	0.70	0.75	0.26	148
4/1/13 to 3/31/14	10.01	0.01	0.01	0.02	(0.01)	—	(0.03)	(0.04)	(0.02)	9.99	0.25	5,900	0.65	0.82	0.10	260
4/1/12 to 3/31/13	10.73	0.04	0.26	0.30	(0.04)	—	(0.98)	(1.02)	(0.72)	10.01	2.86	3,694	0.73	1.04	0.39	199
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Seix Short-Term Municipal Bond Fund (Continued)
Class I
4/1/17 to 12/31/17(6)	$ 9.93	0.07	(0.01)	0.06	(0.07)	—	(0.01)	(0.08)	(0.02)	9.91	0.52%	$ 31,289	0.48%	0.81%	0.87%	56%
4/1/16 to 3/31/17	9.98	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	(0.05)	9.93	0.40	26,710	0.48	0.66	0.75	59
4/1/15 to 3/31/16	10.00	0.04	— (11)	0.04	(0.04)	—	(0.02)	(0.06)	(0.02)	9.98	0.41	32,184	0.51	0.62	0.41	82
4/1/14 to 3/31/15	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	0.01	10.00	1.21	38,669	0.55	0.62	0.42	148
4/1/13 to 3/31/14	10.01	0.02	0.01	0.03	(0.02)	—	(0.03)	(0.05)	(0.02)	9.99	0.37	30,852	0.54	0.71	0.21	260
4/1/12 to 3/31/13	10.73	0.05	0.27	0.32	(0.06)	—	(0.98)	(1.04)	(0.72)	10.01	3.01	11,121	0.58	0.91	0.52	199

Seix Total Return Bond Fund
Class A
4/1/17 to 12/31/17(6)	$10.77	0.15	—	0.15	(0.09)	(0.06)	—	(0.15)	—	10.77	1.37%	$ 13,227	0.71% (7)	0.84%	1.86%	150%
4/1/16 to 3/31/17	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	(0.25)	10.77	1.22	27,284	0.70	0.70	1.85	210
4/1/15 to 3/31/16	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	(0.09)	11.02	1.02	32,366	0.71	0.71	1.55	181
4/1/14 to 3/31/15	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	0.34	11.11	5.28	43,401	0.71	0.71	1.90	173
4/1/13 to 3/31/14	11.15	0.20	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	(0.38)	10.77	(0.70)	41,134	0.70	0.70	1.82	217
4/1/12 to 3/31/13	11.12	0.16	0.25	0.41	(0.18)	—	(0.20)	(0.38)	0.03	11.15	3.76	50,279	0.66	0.68	1.42	139
Class I
4/1/17 to 12/31/17(6)	$10.42	0.17	(0.01)	0.16	(0.10)	(0.06)	—	(0.16)	—	10.42	1.56%	$ 681,010	0.46%	0.53%	2.15%	150%
4/1/16 to 3/31/17	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	(0.25)	10.42	1.44 (8)	790,997	0.46	0.46	2.10	210
4/1/15 to 3/31/16	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	(0.08)	10.67	1.35 (8)	971,159	0.45	0.45	1.82	181
4/1/14 to 3/31/15	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	0.32	10.75	5.47	972,117	0.44	0.44	2.17	173
4/1/13 to 3/31/14	10.79	0.22	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	(0.36)	10.43	(0.31)	1,022,101	0.41	0.41	2.12	217
4/1/12 to 3/31/13	10.77	0.18	0.25	0.43	(0.21)	—	(0.20)	(0.41)	0.02	10.79	4.01	1,204,228	0.39	0.40	1.69	139
Class R
4/1/17 to 12/31/17(6)	$10.42	0.13	(0.01)	0.12	(0.06)	(0.06)	—	(0.12)	—	10.42	1.18%	$ 31,959	0.99%	1.00%	1.62%	150%
4/1/16 to 3/31/17	10.67	0.16	(0.07)	0.09	(0.17)	—	(0.17)	(0.34)	(0.25)	10.42	0.83	39,541	1.06	1.06	1.48	210
4/1/15 to 3/31/16	10.75	0.13	(0.05)	0.08	(0.15)	—	(0.01)	(0.16)	(0.08)	10.67	0.74	50,402	1.06	1.06	1.21	181
4/1/14 to 3/31/15	10.43	0.17	0.33	0.50	(0.18)	—	—	(0.18)	0.32	10.75	4.83	64,539	1.05	1.06	1.56	173
4/1/13 to 3/31/14	10.80	0.16	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	(0.37)	10.43	(1.02)	72,556	1.03	1.07	1.52	217
4/1/12 to 3/31/13	10.78	0.12	0.25	0.37	(0.15)	—	(0.20)	(0.35)	0.02	10.80	3.34	72,697	0.96	1.05	1.11	139
Class R6*
4/1/17 to 12/31/17(6)	$10.42	0.19	(0.02)	0.17	(0.11)	(0.06)	—	(0.17)	—	10.42	1.68%	$ 145,096	0.31%	0.40%	2.38%	150%
4/1/16 to 3/31/17	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	(0.25)	10.42	1.58	101,022	0.31	0.31	2.40	210
4/1/15 to 3/31/16	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	(0.08)	10.67	1.49	56,133	0.31	0.31	1.95	181
8/1/14 to 3/31/15(12)	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	0.19	10.75	3.39	71,520	0.31	0.31	2.20	173
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)

Seix U.S. Government Securities Ultra-Short Bond Fund
Class I
4/1/17 to 12/31/17(6)	$10.03	0.09	(0.01)	0.08	(0.09)	(0.01)	—	(0.10)	(0.02)	10.01	0.82%	$1,343,042	0.41%	0.47%	1.17%	48%
4/1/16 to 3/31/17	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	—	10.03	0.98	1,367,242	0.42	0.42	0.72	77
4/1/15 to 3/31/16	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	(0.09)	10.03	(0.11)	1,557,899	0.41	0.41	0.57	52
4/1/14 to 3/31/15	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	—	10.12	0.77	1,665,888	0.39	0.39	0.55	34
4/1/13 to 3/31/14	10.17	0.03	(0.02)	0.01	(0.06)	—	—	(0.06)	(0.05)	10.12	0.13	1,993,215	0.38	0.38	0.31	36
4/1/12 to 3/31/13	10.14	0.03	0.08	0.11	(0.08)	—	—	(0.08)	0.03	10.17	1.10	2,331,913	0.36	0.36	0.29	137
Class R6*
4/1/17 to 12/31/17(6)	$10.04	0.10	— (11)	0.10	(0.10)	(0.01)	—	(0.11)	(0.01)	10.03	1.04%	$ 43,072	0.26%	0.33%	1.32%	48%
8/1/16 to 3/31/17(13)	10.04	0.08	—	0.08	(0.08)	—	—	(0.08)	—	10.04	0.77 (8)	32,657	0.26	0.26	1.12	77

Seix U.S. Mortgage Fund
Class A
4/1/17 to 12/31/17(6)	$11.10	0.12	0.04	0.16	(0.11)	(0.06)	—	(0.17)	(0.01)	11.09	1.45%	$ 2,566	0.90%	1.59%	1.48%	89%
4/1/16 to 3/31/17	11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	(0.21)	11.10	0.04 (8)	3,594	0.90	0.98	0.41	118
4/1/15 to 3/31/16	11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	0.02	11.31	1.72	6,560	0.90	1.10	0.76	223
4/1/14 to 3/31/15	10.88	0.16	0.47	0.63	(0.22)	—	—	(0.22)	0.41	11.29	5.86	5,201	0.89	1.43	1.45	165
4/1/13 to 3/31/14	11.14	0.11	(0.18)	(0.07)	(0.19)	—	—	(0.19)	(0.26)	10.88	(0.58)	1,721	0.86	1.27	1.02	236
4/1/12 to 3/31/13	11.07	0.02	0.21	0.23	(0.16)	—	—	(0.16)	0.07	11.14	2.06	2,271	0.86	1.05	0.15	163
Class C
4/1/17 to 12/31/17(6)	$11.11	0.05	0.06	0.11	(0.05)	(0.06)	—	(0.11)	—	11.11	0.99%	$ 3,722	1.62%	1.98%	0.65%	89%
4/1/16 to 3/31/17	11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	(0.22)	11.11	(0.79) (8)	4,301	1.65	1.71	0.26	118
4/1/15 to 3/31/16	11.32	— (11)	0.10	0.10	(0.09)	—	—	(0.09)	0.01	11.33	0.88	5,478	1.65	1.79	0.01	223
4/1/14 to 3/31/15	10.90	0.09	0.47	0.56	(0.14)	—	—	(0.14)	0.42	11.32	5.15	3,989	1.65	2.15	0.79	165
4/1/13 to 3/31/14	11.16	0.03	(0.18)	(0.15)	(0.11)	—	—	(0.11)	(0.26)	10.90	(1.36)	4,780	1.66	2.04	0.23	236
4/1/12 to 3/31/13	11.09	(0.07)	0.21	0.14	(0.07)	—	—	(0.07)	0.07	11.16	1.25	6,039	1.66	1.84	(0.65)	163
Class I
4/1/17 to 12/31/17(6)	$11.12	0.13	0.05	0.18	(0.13)	(0.06)	—	(0.19)	(0.01)	11.11	1.60%	$ 18,967	0.70%	1.08%	1.52%	89%
4/1/16 to 3/31/17	11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	(0.21)	11.12	0.24 (8)	17,620	0.70	0.86	0.66	118
4/1/15 to 3/31/16	11.32	0.12	0.09	0.21	(0.20)	—	—	(0.20)	0.01	11.33	1.84	25,068	0.70	0.86	1.03	223
4/1/14 to 3/31/15	10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	0.42	11.32	6.16	3,650	0.69	1.26	1.75	165
4/1/13 to 3/31/14	11.16	0.12	(0.16)	(0.04)	(0.22)	—	—	(0.22)	(0.26)	10.90	(0.38)	3,692	0.66	1.10	1.08	236
4/1/12 to 3/31/13	11.09	0.04	0.21	0.25	(0.18)	—	—	(0.18)	0.07	11.16	2.26	8,851	0.66	0.85	0.37	163

Seix Ultra-Short Bond Fund
Class I
4/1/17 to 12/31/17(6)	$ 9.96	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	9.97	1.21%	$ 59,548	0.42% (7)	0.56%	1.44%	53%
4/1/16 to 3/31/17	9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.96	1.41	87,344	0.40	0.40	1.05	142
4/1/15 to 3/31/16	9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	(0.04)	9.93	0.42	104,950	0.38	0.38	0.77	59
4/1/14 to 3/31/15	9.98	0.06	— (11)	0.06	(0.07)	—	—	(0.07)	(0.01)	9.97	0.55	142,680	0.37	0.37	0.57	54
4/1/13 to 3/31/14	9.98	0.07	0.01	0.08	(0.08)	—	—	(0.08)	—	9.98	0.76	122,053	0.35	0.35	0.65	134
4/1/12 to 3/31/13	9.95	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.98	1.39	109,224	0.33	0.33	0.98	127
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)

Seix Virginia Intermediate Municipal Bond Fund
Class A
4/1/17 to 12/31/17(6)	$ 9.55	0.16	0.10	0.26	(0.16)	—	(0.12)	(0.28)	(0.02)	9.53	2.80%	$ 3,352	0.79%	1.02%	2.26%	34%
4/1/16 to 3/31/17	10.06	0.23	(0.23)	—	(0.23)	—	(0.28)	(0.51)	(0.51)	9.55	(0.01)	3,624	0.79	0.79	2.28	49
4/1/15 to 3/31/16	10.23	0.23	0.09	0.32	(0.23)	—	(0.26)	(0.49)	(0.17)	10.06	3.29	4,365	0.76	0.76	2.29	48
4/1/14 to 3/31/15	10.11	0.24	0.21	0.45	(0.24)	—	(0.09)	(0.33)	0.12	10.23	4.45	5,152	0.74	0.74	2.34	59
4/1/13 to 3/31/14	10.53	0.27	(0.32)	(0.05)	(0.27)	—	(0.10)	(0.37)	(0.42)	10.11	(0.35)	7,668	0.73	0.73	2.67	65
4/1/12 to 3/31/13	10.63	0.30	0.07	0.37	(0.30)	—	(0.17)	(0.47)	(0.10)	10.53	3.45	10,996	0.74	0.74	2.78	33
Class I
4/1/17 to 12/31/17(6)	$ 9.55	0.17	0.11	0.28	(0.18)	—	(0.12)	(0.30)	(0.02)	9.53	2.91%	$ 37,626	0.65%	0.88%	2.40%	34%
4/1/16 to 3/31/17	10.06	0.24	(0.23)	0.01	(0.24)	—	(0.28)	(0.52)	(0.51)	9.55	0.13	45,969	0.65	0.70	2.41	49
4/1/15 to 3/31/16	10.24	0.24	0.08	0.32	(0.24)	—	(0.26)	(0.50)	(0.18)	10.06	3.30	64,653	0.65	0.68	2.38	48
4/1/14 to 3/31/15	10.12	0.25	0.21	0.46	(0.25)	—	(0.09)	(0.34)	0.12	10.24	4.54	119,103	0.65	0.65	2.42	59
4/1/13 to 3/31/14	10.54	0.29	(0.32)	(0.03)	(0.29)	—	(0.10)	(0.39)	(0.42)	10.12	(0.20)	120,600	0.58	0.58	2.83	65
4/1/12 to 3/31/13	10.63	0.31	0.08	0.39	(0.31)	—	(0.17)	(0.48)	(0.09)	10.54	3.70	144,889	0.59	0.59	2.93	33

Footnote Legend
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Total return excludes sales charge. Not annualized for periods less than one year. Sales charges where applicable are not reflected in the Total Return calculation.
(3)	Annualized for periods less than one year.
(4)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized for periods less than one year.
(6)	The Fund changed its fiscal period end to December 31 during the period.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.
(9)	Class R6 (formerly IS) commenced operations on August 3, 2015 for the predecessor fund (see Note 1).
(10)	Class R6 (formerly IS) commenced operations on February 2, 2015 for the predecessor fund (see Note 1).
(11)	Rounds to less than $0.005 per share or less than 0.01%, as applicable.
(12)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(13)	Class R6 (formerly IS) commenced operations on August 1, 2016 for the predecessor fund (see Note 1).
(14)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.09%, 0.07%, and 0.07% of average net assets for the Class A, Class I and Class IS, respectively.
See Notes to Financial Statements.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2017
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 26 funds of the Trust are offered for sale, of which 17 (each a “Fund”) are reported in this annual report. Each Fund has a distinct investment objective and is diversified except the Seix North Carolina Tax-Exempt Bond Fund which is non-diversified. Each Fund’s investment objectives are outlined in each Fund’s summary page. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Seix Core Bond Fund	Seix Core Bond Fund
RidgeWorth Seix Corporate Bond Fund	Seix Corporate Bond Fund
RidgeWorth Seix Floating Rate High Income Fund	Seix Floating Rate High Income Fund
RidgeWorth Seix Georgia Tax-Exempt Bond Fund	Seix Georgia Tax-Exempt Bond Fund
RidgeWorth Seix High Grade Municipal Bond Fund	Seix High Grade Municipal Bond Fund
RidgeWorth Seix High Income Fund	Seix High Income Fund
RidgeWorth Seix High Yield Fund	Seix High Yield Fund
RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund	Seix Investment Grade Tax-Exempt Bond Fund
RidgeWorth Seix Limited Duration Fund	Seix Limited Duration Fund
RidgeWorth Seix North Carolina Tax-Exempt Bond Fund	Seix North Carolina Tax-Exempt Bond Fund
RidgeWorth Seix Short-Term Bond Fund	Seix Short-Term Bond Fund
RidgeWorth Seix Short-Term Municipal Bond Fund	Seix Short-Term Municipal Bond Fund
RidgeWorth Seix Total Return Bond Fund	Seix Total Return Bond Fund
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Seix U.S. Mortgage Fund	Seix U.S. Mortgage Fund
RidgeWorth Seix Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
RidgeWorth Seix Virginia Intermediate Municipal Bond Fund	Seix Virginia Intermediate Municipal Bond Fund
The Seix Limited Duration Fund and Seix Ultra-Short Bond Fund offer Class I shares only. The Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Bond Fund offer Class I shares and Class A shares. The Seix U.S. Government Securities Ultra-Short Bond Fund offers Class I shares and Class R6 shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund offer Class I shares, Class A shares, Class R shares and Class R6 shares. The Seix Floating Rate High Income Fund offers Class I shares, Class A shares, Class C shares and Class R6 shares. The remaining Funds offer Class I shares, Class A shares and Class C shares. Each Fund has Class T shares registered, but they are not yet available for purchase.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 12 months for the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares, Class R shares, and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.

VIRTUS ASSET TRUST
December 31, 2017
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
A.	Security Valuation
Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

VIRTUS ASSET TRUST
December 31, 2017
Listed derivatives that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS ASSET TRUST
December 31, 2017
G.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of December 31, 2017, the Funds had the following unfunded loan commitments:

	Unfunded Loan Commitment
	Seix Floating	Seix	Seix
	Rate High Income	High Income	High Yield
Borrower	Fund	Fund	Fund
Centene Corp.	$43,285	$1,245	$1,280
Gannett Co., Inc.	1,150	—	—
Radiate Holdco LLC	10,000	—	—
Recess Holdings, Inc.	300	—	—
Supervalu, Inc.	2,361	—	—
Toys R Us-Delaware, Inc.	14,389	—	—
J.	Securities Lending
During the period, certain Funds were permitted to loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (“State Street”), as a third party lending agent. Under the terms of the agreement, when doing so a Fund was required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral, consisting of cash and securities issued by the U.S. Government or its agencies, was adjusted daily in connection with changes in the market value of securities on loan. Cash collateral was invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker were recorded as income by a Fund net of fees and rebates charged by State Street for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Effective August 10, 2017, securities lending was suspended for the Funds. Effective October 23, 2017, the Bank of New York Mellon became custodian for the Funds and the agreement with State Street was terminated. There were no securities on loan as of December 31, 2017.

VIRTUS ASSET TRUST
December 31, 2017
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.
During the fiscal period, the Seix Ultra Short Bond Fund and Seix U.S. Government Securities Ultra Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal period, Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

VIRTUS ASSET TRUST
December 31, 2017
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the fiscal period, the Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).
During the fiscal period, Seix Total Return Bond Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the financial statements as of December 31, 2017:

	Fair Values of Derivative Financial Instruments as of December 31, 2017(1)
	Derivative Assets
		Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Primary Risk	Statement of Assets and Liabilities Location	Value	Value	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,155	$—	$—
Total		$1,155	$—	$—

	Derivative Liabilities
Primary Risk	Statement of Assets and Liabilities Location	Value	Value	Value
Interest rate contracts	Variation margin payable on futures contracts	$ —	$22	$ 3
Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	1,885	—	—
Credit contracts	Variation margin payable on swaps	98	—	—
Total		$1,983	$22	$ 3
(1)	The variation margin shown in the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts. The fair values reported in the Schedules of Investments represent the cumulative unrealized gain (loss) from the date the contract was opened until December 31, 2017.

VIRTUS ASSET TRUST
December 31, 2017
The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended December 31, 2017
Net Realized Gain (Loss) From
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Interest rate contracts:
Futures contracts	$ —	$104	$35
Swaps	(363)	—	—
Foreign currency exchange contracts:
Forward foreign currency transactions	(420)	—	—
Credit contracts:
Swaps	(1,370)	—	—
Total	$(2,153)	$104	$35

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended December 31, 2017
Net Change in Unrealized Appreciation/(Depreciation) on
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Interest rate contracts:
Futures	$ —	$227	$34
Foreign currency exchange contracts:
Forward foreign currency transactions	17	—	—
Credit contracts:
Swaps	(2,679)	—	—
Total	$(2,662)	$227	$34
The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the year ended December 31, 2017.
Seix Total Return Bond Fund
	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Equity Risk
Average Number of Contracts, Notional Amounts or Shares
Swap Contracts	$78,826	$ —	$364,444	$—
Forward Contracts	—	72,127	—	—

Seix U.S. Government Securities Ultra-Short Bond Fund
	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Equity Risk
Average Number of Contracts, Notional Amounts or Shares
Future Contracts	—	—	— (1)	—
(1)	Amount is less than 500.

VIRTUS ASSET TRUST
December 31, 2017
Seix Ultra-Short Bond Fund
	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Equity Risk
Average Number of Contracts, Notional Amounts or Shares
Future Contracts	—	—	— (1)	—
(1)	Amount is less than 500.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

VIRTUS ASSET TRUST
December 31, 2017
At December 31, 2017, the Funds’ derivative assets and liabilities (by type) are as follows:
	Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund		Seix Ultra-Short Bond Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ —	$ —	$—	$22	$—	$ 3
Forward foreign currency exchange contracts	1,155	1,885	—	—	—	—
Swaps	—	98	—	—	—	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,155	$1,983	$—	$22	$—	$ 3
Derivatives not subject to a MNA or similar agreement	—	98	—	22	—	3
Total assets and liabilities subject to a MNA	$1,155	$1,885	$—	$ —	$—	$—
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2017.
Seix Total Return Bond Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Securities LLC	$1,155	$(1,155)	$—	$—	$—
Total	$1,155	$(1,155)	$—	$—	$—

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(1)
JPMorgan Securities LLC	$1,885	$(1,155)	$(730)	$—	$—
Total	$1,885	$(1,155)	$(730)	$—	$—
(1) The value of the related collateral received (pledged) exceeded the value of the net position as of December 31, 2017.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands except as noted)
A.	Investment Adviser
Virtus Fund Advisers, LLC (formerly, RidgeWorth Capital Management LLC) (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates, which remained unchanged as a result of the RidgeWorth Reorganizations, as a percentage of the average daily net assets of each Fund:

Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40
Seix Floating Rate High Income Fund	0.45
Seix Georgia Tax-Exempt Bond Fund	0.50
Seix High Grade Municipal Bond Fund	0.50
Seix High Income Fund	0.55

VIRTUS ASSET TRUST
December 31, 2017
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Limited Duration Fund	0.10
Seix North Carolina Tax-Exempt Bond Fund	0.50
Seix Short-Term Bond Fund	0.40
Seix Short-Term Municipal Bond Fund	0.35
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
Seix U.S. Mortgage Fund	0.40
Seix Ultra-Short Bond Fund	0.22
Seix Virginia Intermediate Municipal Bond Fund	0.50
The above fees are also subject to breakpoint discounts at the following asset levels for each fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
B.	Subadviser
Seix Investment Advisors LLC is the subadviser to the Funds. The subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit the annual total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of each Fund, so that such expenses do not exceed, on an annualized basis, the percentages of the applicable Fund’s average daily net asset values as listed below through July 31, 2019.

Fund	Class A	Class C	Class I	Class R	Class R6*
Seix Core Bond Fund	0.64%	N/A%	0.50%	0.91%	0.36%
Seix Corporate Bond Fund	0.95	1.65	0.70	N/A	N/A
Seix Floating Rate High Income Fund	0.94	1.52	0.62	N/A	0.52
Seix Georgia Tax-Exempt Bond Fund	0.75	N/A	0.65	N/A	N/A
Seix High Grade Municipal Bond Fund	0.80	N/A	0.65	N/A	N/A
Seix High Income Fund	1.03	N/A	0.80	1.22	0.64
Seix High Yield Fund	0.82	N/A	0.64	1.04	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.80	N/A	0.65	N/A	N/A
Seix Limited Duration Fund	N/A	N/A	0.35	N/A	N/A
Seix North Carolina Tax-Exempt Bond Fund	0.80	N/A	0.65	N/A	N/A
Seix Short-Term Bond Fund	0.80	1.57	0.60	N/A	N/A
Seix Short-Term Municipal Bond Fund	0.65	N/A	0.48	N/A	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	1.06	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	N/A	N/A	0.41	N/A	0.26
Seix U.S. Mortgage Fund	0.90	1.65	0.70	N/A	N/A
Seix Ultra-Short Bond Fund	N/A	N/A	0.40	N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund	0.79	N/A	0.65	N/A	N/A
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
For the period ended May 30, 2017 the Contractual Expense Limitations were as follows:
Fund	Class A	Class C	Class I	Class R	Class R6*
Seix Core Bond Fund	0.75%	N/A %	0.54%	1.05%	0.44%
Seix Floating Rate High Income Fund	1.00	1.60	0.72	N/A	0.60
Seix Georgia Tax-Exempt Bond Fund	0.80	N/A	0.65	N/A	N/A
Seix High Income Fund	1.10	N/A	0.85	1.50	0.70
Seix High Yield Fund	0.90	N/A	0.70	1.30	0.64
Seix Short-Term Bond Fund	0.80	1.58	0.60	N/A	N/A
Seix Short-Term Municipal Bond Fund	0.68	N/A	0.48	N/A	N/A
Seix Total Return Bond Fund	0.75	N/A	0.54	1.15	0.44
Seix U.S. Government Securities Ultra-Short Bond Fund	N/A	N/A	0.46	N/A	0.40

VIRTUS ASSET TRUST
December 31, 2017
Fund	Class A	Class C	Class I	Class R	Class R6*
Seix Ultra-Short Bond Fund	N/A%	N/A%	0.46%	N/A%	N/A%
Seix Virginia Intermediate Municipal Bond Fund	0.80	N/A	0.65	N/A	N/A
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements, within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expires
Fund	2018	2019	2020	Total
Seix Core Bond Fund
Class A	$ —	$ —	$ 10	10
Class I	—	—	115	115
Class R	—	—	3	3
Class R6	—	—	2	2
Seix Corporate Bond Fund
Class A	1	1	2	4
Class C	9	14	18	41
Class I	11	23	47	81
Seix Floating Rate High Income Fund
Class A	—	—	—	—
Class C	—	—	15	15
Class I	—	—	2,269	2,269
Class R6	—	—	709	709
Seix Georgia Tax-Exempt Bond Fund
Class A	—	—	4	4
Class I	21	48	120	189
Seix High Grade Municipal Bond Fund
Class A	—	—	7	7
Class I	37	56	102	195
Seix High Income Fund
Class A	—	—	17	17
Class I	—	26	179	205
Class R	—	—	5	5
Class R6	—	—	3	3
Seix High Yield Fund
Class A	—	—	4	4
Class I	—	—	263	263
Class R	—	—	— (1)	—
Class R6	—	—	26	26
Seix Investment Grade Tax-Exempt Bond Fund
Class A	34	30	20	84
Class I	185	260	481	926
Seix Limited Duration Fund
Class I	9	8	38	55
Seix North Carolina Tax-Exempt Bond Fund
Class A	—	1	4	5
Class I	25	27	67	119
Seix Short-Term Bond Fund
Class A	—	— (1)	7	7
Class C	—	—	2	2
Class I	41	42	83	166
Seix Short-Term Municipal Bond Fund
Class A	1	4	5	10
Class I	38	54	90	182

VIRTUS ASSET TRUST
December 31, 2017
	Expires
Fund	2018	2019	2020	Total
Seix Total Return Bond Fund
Class A	$ —	$ —	$ 18	18
Class I	—	—	349	349
Class R	—	—	—	—
Class R6*	—	—	78	78
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	—	—	560	560
Class R6*	—	—	29	29
Seix U.S. Mortgage Fund
Class A	18	6	16	40
Class C	10	2	5	17
Class I	20	33	64	117
Seix Ultra-Short Bond Fund
Class I	—	—	74	74
Seix Virginia Intermediate Municipal Bond Fund
Class A	—	—	6	6
Class I	26	29	81	136
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal period ended December 31, 2017, it retained net commissions of $7 for Class A shares and CDSC of $0 and $0 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% (0.15% for Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund, and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund); Class C shares 1.00%; Class R shares 0.50%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds. For the period July 17, 2017 through December 31, 2017, the Funds incurred administration fees totaling $6,929 which are included in the Statements of Operations within the line item “Administration fee.” For the period July 17, 2017 through December 31, 2017, the Funds incurred transfer agent fees totaling $3,243 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds.
G.	Affiliated Shareholders
At December 31, 2017, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Seix Core Bond Fund
Class R6*	177,110	$ 1,883
Seix Floating Rate High Income Fund
Class R6*	637,506	5,553
Seix Total Return Bond Fund
Class R6*	1,379,365	14,373
Seix U.S. Government Securities Ultra-Short Bond Fund
Class R6*	186,454	1,870
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.

VIRTUS ASSET TRUST
December 31, 2017
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at December 31, 2017.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2017, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 31,429	$ 47,436
Seix Corporate Bond Fund	10,615	13,654
Seix Floating Rate High Income Fund	3,301,363	3,213,997
Seix Georgia Tax-Exempt Bond Fund	20,296	28,070
Seix High Grade Municipal Bond Fund	135,697	139,086
Seix High Income Fund	215,865	311,100
Seix High Yield Fund	194,989	250,897
Seix Investment Grade Tax-Exempt Bond Fund	654,817	682,101
Seix Limited Duration Fund	1,595	2,677
Seix North Carolina Tax-Exempt Bond Fund	6,340	8,910
Seix Short-Term Bond Fund	16,987	35,712
Seix Short-Term Municipal Bond Fund	20,512	16,292
Seix Total Return Bond Fund	201,182	287,869
Seix U.S. Government Securities Ultra-Short Bond Fund	291,429	229,872
Seix U.S. Mortgage Fund	2,049	1,535
Seix Ultra-Short Bond Fund	25,476	49,902
Seix Virginia Intermediate Municipal Bond Fund	14,954	25,266
The purchases and sales of long term U.S. Government and agency securities for the fiscal period ended December 31, 2017, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 241,861	$ 236,133
Seix Corporate Bond Fund	3,305	4,738
Seix Limited Duration Fund	1,934	943
Seix Short-Term Bond Fund	32,513	57,113
Seix Total Return Bond Fund	1,158,953	1,184,611
Seix U.S. Government Securities Ultra-Short Bond Fund	364,393	419,401
Seix U.S. Mortgage Fund	19,562	20,018
Seix Ultra-Short Bond Fund	7,884	6,079
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	142	$ 1,506	160	$ 1,723	115	$ 1,235
Shares Issued-Merger	—	—	—	—	312	3,363
Reinvestment of distributions	11	118	29	305	19	207
Shares repurchased	(340)	(3,616)	(144)	(1,551)	(181)	(1,960)
Net Increase / (Decrease)	(187)	$ (1,992)	45	$ 477	265	$ 2,845

VIRTUS ASSET TRUST
December 31, 2017
	Seix Core Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	3,207	$ 34,123	3,326	$ 36,165	3,774	$ 40,653
Shares Issued-Merger	—	—	—	—	18,121	195,103
Reinvestment of distributions	272	2,900	749	7,981	515	5,532
Shares repurchased	(4,868)	(51,879)	(8,708)	(94,476)	(16,264)	(175,119)
Net Increase / (Decrease)	(1,389)	$ (14,856)	(4,633)	$ (50,330)	6,146	$ 66,169
Class R
Sale of shares	31	$ 331	27	$ 293	63	$ 682
Shares Issued-Merger	—	—	—	—	1	15
Reinvestment of distributions	3	35	10	107	7	77
Shares repurchased	(33)	(355)	(59)	(632)	(70)	(760)
Net Increase / (Decrease)	1	$ 11	(22)	$ (232)	1	$ 14
Class R6*
Sale of shares	217	$ 2,323	122	$ 1,335	2	$ 25
Reinvestment of distributions	4	42	4	42	—	—
Shares repurchased	(41)	(438)	(1)	(6)	—	(3)
Net Increase / (Decrease)	180	$ 1,927	125	$ 1,371	2	$ 22

	Seix Corporate Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	20	$ 173	95	$ 843	41	$ 345
Reinvestment of distributions	2	13	2	13	3	22
Shares repurchased	(49)	(423)	(87)	(762)	(74)	(637)
Net Increase / (Decrease)	(27)	$ (237)	10	$ 94	(30)	$ (270)
Class C
Sale of shares	9	$ 81	12	$ 106	39	$ 328
Reinvestment of distributions	24	210	26	223	43	356
Shares repurchased	(138)	(1,215)	(144)	(1,246)	(162)	(1,369)
Net Increase / (Decrease)	(105)	$ (924)	(106)	$ (917)	(80)	$ (685)
Class I
Sale of shares	131	$ 1,154	828	$ 7,180	332	$ 2,875
Reinvestment of distributions	42	366	47	409	66	560
Shares repurchased	(674)	(5,954)	(469)	(4,092)	(2,043)	(17,747)
Net Increase / (Decrease)	(501)	$ (4,434)	406	$ 3,497	(1,645)	$ (14,312)

VIRTUS ASSET TRUST
December 31, 2017
	Seix Floating Rate High Income Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	3,509	$ 30,655	7,680	$ 66,617	8,170	$ 70,528
Reinvestment of distributions	415	3,623	705	6,095	716	6,118
Shares repurchased	(6,387)	(55,749)	(10,072)	(87,425)	(8,337)	(71,544)
Net Increase / (Decrease)	(2,463)	$ (21,471)	(1,687)	$ (14,713)	549	$ 5,102
Class C
Sale of shares	738	$ 6,434	1,370	$ 11,881	1,196	$ 10,336
Reinvestment of distributions	137	1,199	203	1,758	201	1,719
Shares repurchased	(1,460)	(12,746)	(1,690)	(14,592)	(2,045)	(17,473)
Net Increase / (Decrease)	(585)	$ (5,113)	(117)	$ (953)	(648)	$ (5,418)
Class I
Sale of shares	138,184	$ 1,206,418	289,064	$ 2,509,599	170,340	$ 1,471,672
Reinvestment of distributions	14,356	125,246	15,590	134,820	20,764	178,035
Shares repurchased	(139,520)	(1,217,362)	(160,237)	(1,379,328)	(508,778)	(4,367,322)
Net Increase / (Decrease)	13,020	$ 114,302	144,417	$ 1,265,091	(317,674)	$ (2,717,615)
Class R6*
Sale of shares	47,124	$ 411,562	84,999	$ 737,727	224,293	$ 1,966,663
Reinvestment of distributions	3,094	27,019	3,072	26,613	1,964	16,666
Shares repurchased	(52,785)	(460,939)	(74,014)	(639,567)	(92,407)	(778,963)
Net Increase / (Decrease)	(2,567)	$ (22,358)	14,057	$ 124,773	133,850	$ 1,204,366

	Seix Georgia Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	5	$ 50	14	$ 147	18	$ 191
Reinvestment of distributions	7	80	13	138	8	84
Shares repurchased	(62)	(654)	(22)	(241)	(30)	(320)
Net Increase / (Decrease)	(50)	$ (524)	5	$ 44	(4)	$ (45)
Class I
Sale of shares	588	$ 6,223	1,619	$ 17,390	2,113	$ 22,740
Reinvestment of distributions	220	2,331	382	4,085	282	3,045
Shares repurchased	(1,423)	(15,042)	(3,068)	(32,727)	(4,712)	(50,879)
Net Increase / (Decrease)	(615)	$ (6,488)	(1,067)	$ (11,252)	(2,317)	$ (25,094)

	Seix High Grade Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	82	$ 973	203	$ 2,544	191	$ 2,332
Reinvestment of distributions	15	182	57	673	31	378
Shares repurchased	(462)	(5,496)	(342)	(4,168)	(432)	(5,267)
Net Increase / (Decrease)	(365)	$ (4,341)	(82)	$ (951)	(210)	$ (2,557)

VIRTUS ASSET TRUST
December 31, 2017
	Seix High Grade Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	945	$ 11,233	2,707	$ 32,497	3,082	$ 37,611
Reinvestment of distributions	110	1,304	355	4,179	189	2,310
Shares repurchased	(1,451)	(17,194)	(4,399)	(52,781)	(2,990)	(36,572)
Net Increase / (Decrease)	(396)	$ (4,657)	(1,337)	$ (16,105)	281	$ 3,349

	Seix High Income Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	1,524	$ 9,892	9,702	$ 61,422	4,031	$ 25,895
Reinvestment of distributions	258	1,678	444	2,825	497	3,085
Shares repurchased	(7,013)	(45,526)	(7,716)	(48,627)	(6,945)	(43,755)
Net Increase / (Decrease)	(5,231)	$ (33,956)	2,430	$ 15,620	(2,417)	$ (14,775)
Class I
Sale of shares	17,529	$ 113,774	36,932	$ 233,696	53,888	$ 337,896
Reinvestment of distributions	2,947	19,166	4,836	30,650	6,491	40,140
Shares repurchased	(31,340)	(203,598)	(63,396)	(399,905)	(80,951)	(498,500)
Net Increase / (Decrease)	(10,864)	$ (70,658)	(21,628)	$ (135,559)	(20,572)	$ (120,464)
Class R
Sale of shares	119	$ 774	422	$ 2,687	359	$ 2,220
Reinvestment of distributions	83	543	129	822	161	997
Shares repurchased	(614)	(3,990)	(738)	(4,668)	(1,187)	(7,386)
Net Increase / (Decrease)	(412)	$ (2,673)	(187)	$ (1,159)	(667)	$ (4,169)
Class R6*
Sale of shares	571	$ 3,709	3,829	$ 23,657	679	$ 4,521
Reinvestment of distributions	29	187	157	997	42	268
Shares repurchased	(334)	(2,169)	(3,536)	(22,677)	(1,050)	(6,289)
Net Increase / (Decrease)	266	$ 1,727	450	$ 1,977	(329)	$ (1,500)

	Seix High Yield Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	407	$ 3,348	584	$ 4,707	1,827	$ 14,701
Reinvestment of distributions	20	167	36	285	49	392
Shares repurchased	(603)	(4,947)	(839)	(6,679)	(1,848)	(14,844)
Net Increase / (Decrease)	(176)	$ (1,432)	(219)	$ (1,687)	28	$ 249
Class I
Sale of shares	7,644	$ 64,282	26,285	$ 215,421	41,766	$ 344,971
Reinvestment of distributions	1,888	15,904	2,744	22,584	2,678	21,785
Shares repurchased	(19,342)	(162,739)	(38,319)	(314,503)	(57,055)	(463,492)
Net Increase / (Decrease)	(9,810)	$ (82,553)	(9,290)	$ (76,498)	(12,611)	$ (96,736)

VIRTUS ASSET TRUST
December 31, 2017
	Seix High Yield Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R
Sale of shares	— (2)	$ —	—	$ —	2	$ 18
Reinvestment of distributions	1	5	2	14	4	34
Shares repurchased	(2)	(17)	(60)	(484)	(23)	(193)
Net Increase / (Decrease)	(1)	$ (12)	(58)	$ (470)	(17)	$ (141)
Class R6*
Sale of shares	263	$ 2,219	5,141	$ 42,159	—	$ —
Reinvestment of distributions	158	1,329	78	649	—	—
Shares repurchased	(171)	(1,442)	(118)	(971)	—	—
Net Increase / (Decrease)	250	$ 2,106	5,101	$ 41,837	—	$ —

	Seix Investment Grade Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	50	$ 595	90	$ 1,088	270	$ 3,278
Reinvestment of distributions	20	239	70	826	62	749
Shares repurchased	(869)	(10,243)	(451)	(5,429)	(693)	(8,422)
Net Increase / (Decrease)	(799)	$ (9,409)	(291)	$ (3,515)	(361)	$ (4,395)
Class I
Sale of shares	5,989	$ 70,386	16,053	$ 191,642	13,027	$ 158,312
Reinvestment of distributions	764	8,968	2,015	23,781	1,590	19,300
Shares repurchased	(11,870)	(139,341)	(24,907)	(295,166)	(16,652)	(202,281)
Net Increase / (Decrease)	(5,117)	$ (59,987)	(6,839)	$ (79,743)	(2,035)	$ (24,669)

	Seix Limited Duration Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	14	$ 135	—	$ —	—	$ —
Reinvestment of distributions	—	1	—	—	—	—
Shares repurchased	(1)	(15)	—	—	—	—
Net Increase / (Decrease)	13	$ 121	—	$ —	—	$ —

VIRTUS ASSET TRUST
December 31, 2017
	Seix North Carolina Tax-Exempt Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	7	$ 73	209	$ 2,227	4	$ 40
Reinvestment of distributions	2	17	7	67	1	15
Shares repurchased	(84)	(848)	(46)	(455)	(34)	(356)
Net Increase / (Decrease)	(75)	$ (758)	170	$ 1,839	(29)	$ (301)
Class I
Sale of shares	248	$ 2,519	732	$ 7,454	844	$ 8,795
Reinvestment of distributions	47	478	114	1,156	23	236
Shares repurchased	(406)	(4,125)	(1,384)	(14,089)	(1,697)	(17,671)
Net Increase / (Decrease)	(111)	$ (1,128)	(538)	$ (5,479)	(830)	$ (8,640)

	Seix Short-Term Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	9	$ 84	48	$ 481	39	$ 390
Reinvestment of distributions	1	14	1	13	1	11
Shares repurchased	(19)	(185)	(28)	(279)	(62)	(614)
Net Increase / (Decrease)	(9)	$ (87)	21	$ 215	(22)	$ (213)
Class C
Sale of shares	23	$ 229	9	$ 87	34	$ 339
Reinvestment of distributions	—	3	—	—	—	—
Shares repurchased	(28)	(279)	(51)	(509)	(33)	(328)
Net Increase / (Decrease)	(5)	$ (47)	(42)	$ (422)	1	$ 11
Class I
Sale of shares	808	$ 8,019	1,738	$ 17,312	2,020	$ 20,070
Reinvestment of distributions	22	218	37	367	28	281
Shares repurchased	(5,269)	(52,322)	(1,516)	(15,114)	(2,145)	(21,317)
Net Increase / (Decrease)	(4,439)	$ (44,085)	259	$ 2,565	(97)	$ (966)

	Seix Short-Term Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	53	$ 528	21	$ 210	451	$ 4,499
Reinvestment of distributions	1	10	2	18	2	20
Shares repurchased	(58)	(579)	(578)	(5,742)	(103)	(1,024)
Net Increase / (Decrease)	(4)	$ (41)	(555)	$ (5,514)	350	$ 3,495

VIRTUS ASSET TRUST
December 31, 2017
	Seix Short-Term Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	937	$ 9,338	1,181	$ 11,750	953	$ 9,508
Reinvestment of distributions	12	116	12	114	7	73
Shares repurchased	(481)	(4,787)	(1,728)	(17,210)	(1,603)	(16,005)
Net Increase / (Decrease)	468	$ 4,667	(535)	$ (5,346)	(643)	$ (6,424)

	Seix Total Return Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	256	$ 2,775	489	$ 5,404	462	$ 5,048
Reinvestment of distributions	22	235	80	869	55	602
Shares repurchased	(1,583)	(17,214)	(972)	(10,769)	(1,488)	(16,201)
Net Increase / (Decrease)	(1,305)	$ (14,204)	(403)	$ (4,496)	(971)	$ (10,551)
Class I
Sale of shares	9,963	$ 104,413	23,029	$ 245,458	24,445	$ 258,434
Reinvestment of distributions	1,113	11,666	2,937	30,888	1,896	20,024
Shares repurchased	(21,632)	(226,876)	(41,093)	(438,060)	(25,707)	(271,413)
Net Increase / (Decrease)	(10,556)	$ (110,797)	(15,127)	$ (161,714)	634	$ 7,045
Class R
Sale of shares	297	$ 3,111	683	$ 7,286	795	$ 8,397
Reinvestment of distributions	40	423	136	1,422	78	819
Shares repurchased	(1,065)	(11,149)	(1,749)	(18,551)	(2,150)	(22,714)
Net Increase / (Decrease)	(728)	$ (7,615)	(930)	$ (9,843)	(1,277)	$ (13,498)
Class R6*
Sale of shares	5,870	$ 61,786	5,600	$ 59,720	2,409	$ 25,425
Reinvestment of distributions	180	1,889	318	3,323	141	1,491
Shares repurchased	(1,820)	(19,125)	(1,484)	(15,706)	(3,939)	(41,630)
Net Increase / (Decrease)	4,230	$ 44,550	4,434	$ 47,337	(1,389)	$ (14,714)

	Seix U.S. Government Securities Ultra-Short Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	35,471	$ 355,547	50,879	$ 510,268	69,731	$ 702,624
Reinvestment of distributions	1,196	11,988	1,293	12,962	1,083	10,909
Shares repurchased	(38,900)	(389,928)	(71,148)	(713,432)	(80,130)	(807,576)
Net Increase / (Decrease)	(2,233)	$ (22,393)	(18,976)	$ (190,202)	(9,316)	$ (94,043)

VIRTUS ASSET TRUST
December 31, 2017
	Seix U.S. Government Securities Ultra-Short Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6*
Sale of shares	5,174	$ 51,935	4,059	$ 40,750	—	$ —
Reinvestment of distributions	51	512	7	71	—	—
Shares repurchased	(4,182)	(41,965)	(814)	(8,168)	—	—
Net Increase / (Decrease)	1,043	$ 10,482	3,252	$ 32,653	—	$ —

	Seix U.S. Mortgage Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	14	$ 156	111	$ 1,252	184	$ 2,067
Shares Issued-Merger	—	—	—	—	49	551
Reinvestment of distributions	4	43	11	121	8	88
Shares repurchased	(111)	(1,235)	(378)	(4,187)	(122)	(1,363)
Net Increase / (Decrease)	(93)	$ (1,036)	(256)	$ (2,814)	119	$ 1,343
Class C
Sale of shares	2	$ 27	6	$ 63	72	$ 809
Shares Issued-Merger	—	—	—	—	105	1,177
Reinvestment of distributions	4	38	5	55	4	40
Shares repurchased	(58)	(642)	(107)	(1,205)	(50)	(558)
Net Increase / (Decrease)	(52)	$ (577)	(96)	$ (1,087)	131	$ 1,468
Class I
Sale of shares	379	$ 4,236	309	$ 3,480	912	$ 10,270
Shares Issued-Merger	—	—	—	—	1,506	16,906
Reinvestment of distributions	27	300	40	449	26	288
Shares repurchased	(283)	(3,162)	(975)	(10,975)	(554)	(6,241)
Net Increase / (Decrease)	123	$ 1,374	(626)	$ (7,046)	1,890	$ 21,223

	Seix Ultra-Short Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	1,464	$ 14,594	8,013	$ 79,739	3,877	$ 38,499
Reinvestment of distributions	64	638	97	966	79	785
Shares repurchased	(4,327)	(43,118)	(9,911)	(98,619)	(7,695)	(76,494)
Net Increase / (Decrease)	(2,799)	$ (27,886)	(1,801)	$ (17,914)	(3,739)	$ (37,210)

VIRTUS ASSET TRUST
December 31, 2017
	Seix Virginia Intermediate Municipal Bond Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	30	$ 284	39	$ 383	16	$ 161
Reinvestment of distributions	11	104	19	187	21	207
Shares repurchased	(68)	(653)	(112)	(1,102)	(106)	(1,074)
Net Increase / (Decrease)	(27)	$ (265)	(54)	$ (532)	(69)	$ (706)
Class I
Sale of shares	532	$ 5,124	1,488	$ 14,610	1,119	$ 11,308
Reinvestment of distributions	37	357	106	1,024	117	1,165
Shares repurchased	(1,434)	(13,817)	(3,206)	(31,087)	(6,446)	(65,333)
Net Increase / (Decrease)	(865)	$ (8,336)	(1,612)	$ (15,453)	(5,210)	$ (52,860)
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Shares are less than 500.
Note 7. 10% Shareholders
As of December 31, 2017, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Seix Core Bond Fund	62%	2
Seix Corporate Bond Fund	84	3
Seix Floating Rate High Income Fund	31	1
Seix Georgia Tax-Exempt Bond Fund	91	2
Seix High Grade Municipal Bond Fund	45	1
Seix High Income Fund	57	1
Seix High Yield Fund	49	1
Seix Investment Grade Tax-Exempt Bond Fund	71	2
Seix Limited Duration Fund	98	1
Seix North Carolina Tax-Exempt Bond Fund	83	2
Seix Short-Term Bond Fund	45	2
Seix Short-Term Municipal Bond Fund	40	2
Seix Total Return Bond Fund	47	2
Seix U.S. Government Securities Ultra-Short Bond Fund	56	1
Seix U.S. Mortgage Fund	68	2
Seix Ultra-Short Bond Fund	65	3
Seix Virginia Intermediate Municipal Bond Fund	68	3
Note 8. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS ASSET TRUST
December 31, 2017
At December 31, 2017, the following Fund held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Seix Corporate Bond Fund	Financials	34%
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Illiquid and Restricted Securities
Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Funds. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.
Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Funds held securities considered to be illiquid at December 31, 2017:
Fund	Aggregate Value	% of Fund’s net assets
Seix Floating Rate High Income Fund	$81,516	1.4%
Seix High Income Fund	6,801	1.6
Seix High Yield Fund	3,777	0.8
At December 31, 2017, the Funds did not hold any securities that were both illiquid and restricted.
Note 11. Borrowings
($ reported in thousands)
On September 22, 2017, the Funds terminated a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which included State Street Bank and Trust Company (“State Street Bank”) and Royal Bank of Canada (“RBC”), in the aggregate amount of $200,000,000. The proceeds were permitted to be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds paid a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.17% per annum on the daily unused portion of the LOC. Borrowings under the LOC accrued interest at the higher of (a) the Federal Funds Rate, or (b) the one-month LIBOR, plus 1.25% per annum. Generally, repayments were required to be made within 60 days of the borrowings. Commitment fees and interest expense paid to State Street Bank and RBC pursuant to this agreement are reflected on the Statements of Operations as a component of Miscellaneous Expenses.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Seix High Income Fund	$— (1)	$1,373	2.48%	1
Seix High Yield Fund	— (1)	1,602	2.46	1
Seix Limited Duration Fund	— (1)	249	2.30	4
(1) Amount is less than $500.

VIRTUS ASSET TRUST
December 31, 2017
On September 18, 2017, the Funds and other affiliated funds entered into a $250,000,000 unsecured line of credit of which $100,000,000 is available for utilization by the Seix Floating Rate High Income Fund and the remaining $150,000,000 is available for utilization by the remaining Funds and other affiliated funds. This line of credit is with a commercial bank and allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the terms of the agreement. This line of credit has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this line of credit upon certain circumstances such as an event of default.
The Funds had no outstanding borrowings as of December 31, 2017.
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 201,552	$ 1,816	$ (951)	$ 865
Seix Corporate Bond Fund	15,190	403	(64)	339
Seix Floating Rate High Income Fund	6,323,325	45,668	(122,668)	(77,000)
Seix Georgia Tax-Exempt Bond Fund	84,096	3,571	(49)	3,522
Seix High Grade Municipal Bond Fund	81,012	2,511	(63)	2,448
Seix High Income Fund	431,228	16,878	(10,974)	5,904
Seix High Yield Fund	440,364	13,964	(6,828)	7,136
Seix Investment Grade Tax-Exempt Bond Fund	464,339	10,639	(345)	10,294
Seix Limited Duration Fund	6,794	12	— (1)	12
Seix North Carolina Tax-Exempt Bond Fund	21,183	695	(9)	686
Seix Short-Term Bond Fund	11,379	—	(53)	(53)
Seix Short-Term Municipal Bond Fund	32,745	40	(115)	(75)
Seix Total Return Bond Fund	866,764	11,531	(6,638)	4,893
Seix U.S. Government Securities Ultra-Short Bond Fund	1,389,509	5,765	(1,486)	4,279
Seix U.S. Mortgage Fund	25,171	103	(106)	(3)
Seix Ultra-Short Bond Fund	59,298	116	(63)	53
Seix Virginia Intermediate Municipal Bond Fund	39,259	1,330	(36)	1,294
(1)	Amount is less than $500.
Certain Funds have capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates shown below:
	2018		No Expiration		Total
	Short - Term	Long-Term	Short - Term	Long-Term	Short - Term	Long-Term
Seix Core Bond Fund	$ —	$—	$ 1,358	$ —	$ 1,358	$ —
Seix Floating Rate High Income Fund	—	—	52,846	190,139	52,846	190,139
Seix High Income Fund	—	—	19,716	61,059	19,716	61,059
Seix High Yield Fund	—	—	16,531	43,101	16,531	43,101
Seix Short-Term Bond Fund	—	—	133	—	133	—
Seix Total Return Bond Fund	—	—	9,701	—	9,701	—
Seix U.S. Government Securities Ultra-Short Bond Fund	8,408	—	5,357	—	13,765	—
Seix U.S. Mortgage Fund	—	—	63	—	63	—
Seix Ultra-Short Bond Fund	451	—	—	—	451	—
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryforwards.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

VIRTUS ASSET TRUST
December 31, 2017
For the period ended December 31, 2017, the following Funds utilized losses deferred in prior years against current year capital gains:
Fund
Seix Floating Rate High Income Fund	$ 18,416
Seix High Income Fund	6,705
Seix High Yield Fund	4,407
Seix Limited Duration Fund	8
Seix U.S. Government Securities Ultra-Short Bond Fund	1,418
Seix Ultra-Short Bond Fund	193
The Seix Limited Duration Bond Fund, Seix Short-Term Bond Fund, and Seix Ultra-Short Bond Fund had $809, $1,102, and $1,320, respectively, of capital loss carryovers which expired during the fiscal year.
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2017, certain Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Seix Core Bond Fund	$ —	$—	$ 9	$ 2,845
Seix Corporate Bond Fund	—	—	—	— (1)
Seix Floating Rate High Income Fund	—	—	25,499	—
Seix Georgia Tax-Exempt Bond Fund	—	—	—	296
Seix High Grade Municipal Bond Fund	—	—	—	1,075
Seix Investment Grade Tax-Exempt Bond Fund	—	—	—	6,548
Seix North Carolina Tax-Exempt Bond Fund	—	—	—	168
Seix Short-Term Bond Fund	—	—	26	89
Seix Short-Term Municipal Bond Fund	—	—	—	9
Seix Total Return Bond Fund	398	—	339	14,587
Seix U.S. Mortgage Fund	—	—	—	109
Seix Virginia Intermediate Municipal Bond Fund	—	—	—	472
(1)	Amount is less than $500
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed above) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income
Seix Corporate Bond Fund	$ 28	$ 5	$ —
Seix Floating Rate High Income Fund	2,762	—	—
Seix Georgia Tax-Exempt Bond Fund	—	188	193
Seix High Grade Municipal Bond Fund	17	379	—
Seix Investment Grade Tax-Exempt Bond Fund	—	2,554	—
Seix Short-Term Municipal Bond Fund	2	1	—
Seix Virginia Intermediate Municipal Bond Fund	—	268	20
For the fiscal year ended December 31, 2017, the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix Virginia Intermediate Bond Fund distributed $1,954, $1,623, $10,178, $387, $213, and $838 of exempt interest dividends, respectively.
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

VIRTUS ASSET TRUST
December 31, 2017
The tax character of dividends and distributions paid during the fiscal periods ended December 31, 2017, March 31, 2017 and March 31, 2016 were as follows:
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Seix Core Bond Fund
12/31/17	$ 2,693	$ —	$ —	$ 598	$ 3,291
3/31/17	7,693	1,389	—	—	9,082
3/31/16	5,472	1,299	—	—	6,771
Seix Corporate Bond Fund
12/31/17	362	238	—	—	600
3/31/17	594	76	—	—	670
3/31/16	671	272	—	26	969
Seix Floating Rate High Income Fund
12/31/17	199,059	—	—	—	199,059
3/31/17	223,778	—	—	—	223,778
3/31/16	267,194	—	—	—	267,194
Seix Georgia Tax-Exempt Bond Fund
12/31/17	— (1)	486	1,954	—	2,440
3/31/17	73	1,344	2,882	—	4,299
3/31/16	—	—	3,197	—	3,197
Seix High Grade Municipal Bond Fund
12/31/17	5	91	1,623	—	1,719
3/31/17	2,783	827	2,237	—	5,847
3/31/16	1,029	102	2,518	—	3,649
Seix High Income Fund
12/31/17	21,882	—	—	187	22,069
3/31/17	36,270	—	—	—	36,270
3/31/16	47,227	—	—	—	47,227
Seix High Yield Fund
12/31/17	18,643	—	—	1,286	19,929
3/31/17	31,050	—	—	—	31,050
3/31/16	37,383	—	—	—	37,383
Seix Investment Grade Tax-Exempt Bond Fund
12/31/17	—	218	10,179	—	10,397
3/31/17	10,668	2,775	14,256	—	27,699
3/31/16	2,968	4,456	15,144	—	22,568
Seix Limited Duration Fund
12/31/17	62	—	—	—	62
3/31/17	44	—	—	—	44
3/31/16	17	—	—	—	17
Seix North Carolina Tax-Exempt Bond Fund
12/31/17	— (1)	170	386	—	556
3/31/17	17	640	644	—	1,301
3/31/16	—	169	764	—	933
Seix Short-Term Bond Fund
12/31/17	248	—	—	24	272
3/31/17	432	—	—	—	432
3/31/16	351	—	—	—	351
Seix Short-Term Municipal Bond Fund
12/31/17	20	—	213	—	233
3/31/17	41	—	244	—	285
3/31/16	31	55	165	—	251
Seix Total Return Bond Fund
12/31/17	9,498	—	—	4,924	14,422
3/31/17	31,312	5,767	—	—	37,079
3/31/16	22,219	1,185	—	—	23,404

VIRTUS ASSET TRUST
December 31, 2017
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Seix U.S. Government Securities Ultra-Short Bond Fund
12/31/17	$ 12,460	$ —	$ —	$1,839	$ 14,299
3/31/17	14,626	—	—	—	14,626
3/31/16	12,422	—	—	—	12,422
Seix U.S. Mortgage Fund
12/31/17	245	—	—	143	388
3/31/17	532	102	—	—	634
3/31/16	421	—	—	—	421
Seix Ultra-Short Bond Fund
12/31/17	740	—	—	—	740
3/31/17	1,126	—	—	—	1,126
3/31/16	925	—	—	—	925
Seix Virginia Intermediate Municipal Bond Fund
12/31/17	—	559	838	—	1,397
3/31/17	631	1,148	1,538	—	3,317
3/31/16	118	1,944	2,408	—	4,470
(1)	Amount is less than $500.
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest. The reclassifications have no impact on the net assets or NAVs of the Funds. As of December 31, 2017, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:
	Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Seix Corporate Bond Fund	$ —(1)	$ (8)	$ 8
Seix Floating Rate High Income Fund	— (1)	(326)	326
Seix High Income Fund	— (1)	(8)	8
Seix High Yield Fund	— (1)	(208)	208
Seix Limited Duration Fund	(810)	1	809
Seix Short-Term Bond Fund	(1,102)	—	1,102
Seix Short-Term Municipal Bond Fund	— (1)	— (1)	—
Seix Total Return Bond Fund	— (1)	(2,022)	2,022
Seix U.S. Government Securities Ultra-Short Bond Fund	— (1)	— (1)	— (1)
Seix Ultra-Short Bond Fund	(1,326)	6	1,320
Seix Virginia Intermediate Municipal Bond Fund	—	— (1)	— (1)
(1)	Amount is less than $500.
Note 13. Distribution and Service Fees Reimbursed
RidgeWorth Distributors LLC, distributor for the Predecessor Funds through July 14, 2017, reimbursed the Funds and certain Predecessor Funds as necessary for Distribution and Service Fees, Commissions and CDSC previously paid by the Predecessor Funds but unused through July 14, 2017. The aggregate amount reimbursed to each Fund and to its respective Predecessor Fund, if any, is shown in the Statements of Operations under “Distribution and service fees reimbursed.”
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Investment Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Recent Accounting Pronouncements
In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

VIRTUS ASSET TRUST
December 31, 2017
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date these financial statements were available for issuance and has determined that, except as set forth below, there are no subsequent events requiring recognition or disclosure in these financial statements.
On February 1, 2018, the Trust announced that the Board had approved the liquidation of Virtus Seix Limited Duration Fund (the “Fund”). On February 7, 2018, the Fund was liquidated at its net asset value. The Fund has ceased to exist and is no longer available for sale.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Virtus Asset Trust and Shareholders of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus High Grade Municipal Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Limited Duration Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Ultra-Short Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus High Grade Municipal Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Limited Duration Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Ultra-Short Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund (seventeen of the Funds constituting Virtus Asset Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the period ended December 31, 2017 and for the year ended March 31, 2017, the statements of changes in net assets for the period ended December 31, 2017 and for each of the two years in the period ended March 31, 2017, including the related notes, and the financial highlights for the period ended December 31, 2017 and each of the five years in the period ended March 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the period then ended and for the year ended March 31, 2017, the changes in each of their net assets for the period ended December 31, 2017 and each of the two years in the period ended March 31, 2017 and each of the financial highlights for the period ended December 31, 2017 and each of the five years in the period ended March 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2018
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not determined the specific year we began serving as auditor of the Funds (or predecessor entities).

VIRTUS ASSET TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2017
For the fiscal year ended December 31, 2017, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
	QDI	DRD	LTCG
Seix Corporate Bond Fund	— %	— %	$ 243
Seix Georgia Tax-Exempt Bond Fund	—	—	675
Seix High Grade Municipal Bond Fund	—	—	470
Seix Investment Grade Tax-Exempt Bond Fund	—	—	2,773
Seix North Carolina Tax-Exempt Bond Fund	—	—	170
Seix Short-Term Municipal Bond Fund	—	—	1
Seix Virginia Intermediate Municipal Bond Fund	—	—	828
For federal income tax purposes, 100% of the income dividends paid by the Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix Virginia Intermediate Bond Fund, qualify as exempt-interest dividends.

FUND MANAGEMENT TABLES December 31, 2017
Information pertaining to the Trustees and officers of the Trust as of the date the financial statements were available for issuance, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Asset Trust, 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2017 86 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2017 90 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2017 86 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (1999 to 2017), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 86 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2017), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2017 86 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2017 86 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (74 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 86 Portfolios	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company. Trustee (since 2017), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1989 94 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (74 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2002 90 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (74 portfolios).

FUND MANAGEMENT TABLES (Continued)
December 31, 2017
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Oates, James M. YOB: 1946 Served Since: 2005 90 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (74 portfolios).
Segerson, Richard E. YOB: 1948 Served Since: 2005 86 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (74 portfolios).
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 92 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (3 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (74 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.

FUND MANAGEMENT TABLES (Continued)
December 31, 2017
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President(2013 to 2014); Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select Energy MLP Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

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Virtus Seix Limited Duration Fund,
a series of Virtus Asset Trust
Supplement dated February 1, 2018 to the Prospectuses and
Statement of Additional Information (“SAI”) dated June 23, 2017, as supplemented
IMPORTANT NOTICE TO INVESTORS
The Board of Trustees of Virtus Asset Trust has approved the liquidation of Virtus Seix Limited Duration Fund (the “Fund”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. As previously announced, effective January 26, 2018, the Fund was closed to new investors and additional investor deposits.
On or about February 7, 2018 (the “Liquidation Date”), the Fund will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Fund for shares of the same class of any other Virtus Mutual Fund. Shareholders may also redeem their shares at any time prior to the Fund’s liquidation on the Liquidation Date. There will be no fee or sales charges associated with exchange or redemption requests.
Because the exchange or redemption of your shares could be a taxable event, we suggest that you consult with your tax advisor prior to the Fund’s liquidation.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VAT 8622/LtdDurClosing (1/2018)

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
George R. Aylward
Thomas J. Brown
Donald C. Burke
Roger A. Gelfenbien
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Francis G. Waltman, Executive Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Fund Advisers, LLC
100 Pearl Street
Hartford, CT 06103-4506
Principal Underwriter
VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103-4506
Administrator and Transfer Agent
Virtus Fund Services, LLC
100 Pearl Street
Hartford, CT 06103-4506
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286-1048
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please call your financial representative, contact us
at 1-800-243-1574, or visit Virtus.com.
8636	12-17

ANNUAL REPORT
VIRTUS ASSET TRUST

December 31, 2017
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund
Virtus WCM International Equity Fund
Virtus Zevenbergen Innovative Growth Stock Fund
Virtus Conservative Allocation Strategy Fund
Virtus Growth Allocation Strategy Fund
Not FDIC Insured
No Bank Guarantee
May Lose Value

Table of Contents
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Fund Summaries	6
Virtus Ceredex Large-Cap Value Equity Fund (“Ceredex Large-Cap Value Equity Fund”)	6
Virtus Ceredex Mid-Cap Value Equity Fund (“Ceredex Mid-Cap Value Equity Fund”)	9
Virtus Ceredex Small-Cap Value Equity Fund (“Ceredex Small-Cap Value Equity Fund”)	12
Virtus Silvant Large-Cap Growth Stock Fund (“Silvant Large-Cap Growth Stock Fund”)	15
Virtus Silvant Small-Cap Growth Stock Fund (“Silvant Small-Cap Growth Stock Fund”)	18
Virtus WCM International Equity Fund (“WCM International Equity Fund”)	21
Virtus Zevenbergen Innovative Growth Stock Fund (“Zevenbergen Innovative Growth Stock Fund”)	24
Virtus Conservative Allocation Strategy Fund (“Conservative Allocation Strategy Fund”)	27
Virtus Growth Allocation Strategy Fund (“Growth Allocation Strategy Fund”)	29
Schedules of Investments	31
Ceredex Large-Cap Value Equity Fund	31
Ceredex Mid-Cap Value Equity Fund	32
Ceredex Small-Cap Value Equity Fund	34
Silvant Large-Cap Growth Stock Fund	36
Silvant Small-Cap Growth Stock Fund	37
WCM International Equity Fund	39
Zevenbergen Innovative Growth Stock Fund	40
Conservative Allocation Strategy Fund	41
Growth Allocation Strategy Fund	42
Statements of Assets and Liabilities	43
Statements of Operations	49
Statements of Changes in Net Assets	54
Financial Highlights	59
Notes to Financial Statements	65
Report of Independent Registered Public Accounting Firm	85
Tax Information Notice	86
Fund Management Tables	87
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Form N-Q Information
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the nine months ended December 31, 2017, which is the end of the fund’s new fiscal year. The fund’s last annual report was for the former fiscal year that ended March 31, 2017.
Economic growth and strong corporate earnings were driving forces in the U.S. in 2017, capped off by the sweeping tax overhaul signed into law at year-end, which fueled optimism further. The Federal Reserve, buoyed by a steadily strengthening economy, raised interest rates three times over the course of the year, and began the process of unwinding its balance sheet debt accumulated since the Financial Crisis of 2008 — a clear signal that it believes the U.S. has resumed a growth path. Outside the U.S., global growth also strengthened, with other major central banks preparing to taper their own stimulus policies.
Over the period, the favorable investment backdrop lifted major U.S. equity markets to new all-time highs with near-record low volatility. For the nine months ended December 31, 2017, large-cap stocks, as measured by the S&P 500® Index, returned 14.86%, outpacing small-cap stocks, which returned 11.89%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 23.18%, compared with the MSCI EAFE® Index (net), which returned 16.59%.
Demand for U.S. Treasuries remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On December 31, 2017, the yield on the benchmark 10-year U.S. Treasury was 2.40%, the same as it was nine months earlier (March 31, 2017). The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 2.70% for the nine months, while non-investment grade bonds gained 4.68%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds from Virtus affiliates and select subadvisers. We invite you to learn more about the growing family of managers and funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Mutual Funds
February 2018
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VIRTUS ASSET TRUST
Disclosure of Fund Expenses (Unaudited)
For the six-month period of July 01, 2017 to December 31, 2017
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which is for the fiscal year ended December 31, 2017. The following Expense Table illustrates your Fund’s costs in two ways.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value 07/01/17	Ending Account value 12/31/17	Expenses Paid During Period	Expense Ratio During Period*
Ceredex Large-Cap Value Equity Fund
Class A	$1,000.00	$1,097.50	$ 6.56	1.24%
Class C	1,000.00	1,094.50	9.08	1.72
Class I	1,000.00	1,099.20	5.13	0.97
Class R6**	1,000.00	1,100.40	3.81	0.72
Ceredex Mid-Cap Value Equity Fund
Class A	1,000.00	1,044.20	7.11	1.38
Class C	1,000.00	1,041.80	9.21	1.79
Class I	1,000.00	1,046.90	5.21	1.01
Class R6**	1,000.00	1,048.20	4.08	0.79
Ceredex Small-Cap Value Equity Fund
Class A	1,000.00	1,113.90	7.78	1.46
Class C	1,000.00	1,110.90	10.11	1.90
Class I	1,000.00	1,115.10	6.45	1.21
Silvant Large-Cap Growth Stock Fund
Class A	1,000.00	1,131.70	6.66	1.24
Class C	1,000.00	1,129.20	10.20	1.90
Class I	1,000.00	1,134.60	5.22	0.97
Class R6**	1,000.00	1,138.20	4.85	0.90
Silvant Small-Cap Growth Stock Fund
Class A	1,000.00	1,076.20	7.48	1.43
Class C	1,000.00	1,075.90	10.88	2.08
Class I	1,000.00	1,077.30	6.81	1.30
WCM International Equity Fund
Class A	1,000.00	1,096.70	7.50	1.42
Class I	1,000.00	1,097.50	6.34	1.20
Class R6**	1,000.00	1,098.50	5.82	1.10
Zevenbergen Innovative Growth Stock Fund
Class A	1,000.00	1,074.80	8.00	1.53
Class I	1,000.00	1,075.90	6.91	1.32
Conservative Allocation Strategy Fund
Class A	1,000.00	1,040.80	3.09	0.60
Class C	1,000.00	1,037.00	6.67	1.30
Class I	1,000.00	1,042.40	1.54	0.30
Growth Allocation Strategy Fund
Class A	1,000.00	1,076.40	3.61	0.69
Class C	1,000.00	1,073.10	6.79	1.30
Class I	1,000.00	1,077.90	2.62	0.50

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	On September 18, 2017, Class IS shares were renamed Class R6 shares.
2

VIRTUS ASSET TRUST
Disclosure of Fund Expenses (Unaudited) (Continued)
For the six-month period of July 01, 2017 to December 31, 2017
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
	Beginning Account Value 07/01/17	Ending Account value 12/31/17	Expenses Paid During Period	Expense Ratio During Period*
Ceredex Large-Cap Value Equity Fund
Class A	$1,000.00	$1,018.96	$ 6.31	1.24%
Class C	1,000.00	1,016.54	8.74	1.72
Class I	1,000.00	1,020.32	4.94	0.97
Class R6**	1,000.00	1,021.58	3.67	0.72
Ceredex Mid-Cap Value Equity Fund
Class A	1,000.00	1,018.25	7.02	1.38
Class C	1,000.00	1,016.18	9.10	1.79
Class I	1,000.00	1,020.11	5.14	1.01
Class R6**	1,000.00	1,021.22	4.02	0.79
Ceredex Small-Cap Value Equity Fund
Class A	1,000.00	1,017.85	7.43	1.46
Class C	1,000.00	1,015.63	9.65	1.90
Class I	1,000.00	1,019.11	6.16	1.21
Silvant Large-Cap Growth Stock Fund
Class A	1,000.00	1,018.96	6.31	1.24
Class C	1,000.00	1,015.63	9.65	1.90
Class I	1,000.00	1,020.32	4.94	0.97
Class R6**	1,000.00	1,020.67	4.58	0.90
Silvant Small-Cap Growth Stock Fund
Class A	1,000.00	1,018.00	7.27	1.43
Class C	1,000.00	1,014.72	10.56	2.08
Class I	1,000.00	1,018.65	6.61	1.30
WCM International Equity Fund
Class A	1,000.00	1,018.05	7.22	1.42
Class I	1,000.00	1,019.16	6.11	1.20
Class R6**	1,000.00	1,019.66	5.60	1.10
Zevenbergen Innovative Growth Stock Fund
Class A	1,000.00	1,017.49	7.78	1.53
Class I	1,000.00	1,018.55	6.72	1.32
Conservative Allocation Strategy Fund
Class A	1,000.00	1,022.18	3.06	0.60
Class C	1,000.00	1,018.65	6.61	1.30
Class I	1,000.00	1,023.69	1.53	0.30
Growth Allocation Strategy Fund
Class A	1,000.00	1,021.73	3.52	0.69
Class C	1,000.00	1,018.65	6.61	1.30
Class I	1,000.00	1,022.69	2.55	0.50

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	On September 18, 2017, Class IS shares were renamed Class R6 shares.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.
3

KEY INVESTMENT TERMS
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Financial Crisis of 2008
The Financial Crisis of 2008, also known as the Global Financial Crisis or Financial Crisis of 2007-2008, is considered by many economists to have been the worst financial and economic crisis since the Great Depression that lasted from 1929 to 1941. The Crisis began in 2007 with a crisis in the subprime mortgage market in the U.S., and it developed into an international banking crisis with the collapse of the investment bank Lehman Brothers in September of 2008. Although bail-outs of financial institutions as well as monetary and fiscal policies were put into place throughout the world to mitigate its impact, the Crisis led to the global economic downturn commonly referred to as the Great Recession. During the Crisis and through the Great Recession that followed, housing prices fell drastically and unemployment rose, leading to legislation designed to promote financial stability such as the Dodd-Frank Act in the U.S. and efforts by various central banks to stimulate their countries’ economies.
Gross Domestic Product (GDP)
The GDP represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs, and the foreign trade balance.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI All Country World ex USA Index
The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Non-Manufacturing ISM® Report On Business®
The Non-Manufacturing Report On Business®, put out by the Institute for Supply ManagementTM (ISM®), provides overall insight to the services area of the economy that represents over 80 percent of Gross Domestic Product (GDP). It has been in existence since June 1998, and is released the third business day of the month.
4

Real Estate Investment Trust (REIT)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 2000® Growth Index
The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Value Index
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 3000® Growth Index
The Russell 3000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell Midcap® Index
The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Value Index
The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
5

Ticker Symbols:
Class A: SVIIX
Class C: SVIFX
Class I: STVTX
Class R6: STVZX
Virtus Ceredex Large-Cap Value Equity Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Ceredex Value Advisors LLC
The Fund is diversified and has an investment objective of seeking to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income. There is no guarantee that the Fund will meet its objectives.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 12.14%*, Class C shares returned 11.76%*, Class I shares returned 12.42%*, and Class R6 Shares returned 12.60%*. For the same period, the Russell 1000® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned 10.07%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
The nine-month fiscal period was a strong environment for the U.S. stock market overall. Large-cap stocks outperformed their smaller-capitalization counterparts, with the Russell 1000® Value Index up 10.07% versus the Russell 2000® Value Index return of 7.98%. Growth stocks continued to outpace value stocks, with the Russell 1000® Growth Index up 19.56% and the Russell 2000® Growth Index advancing 15.96% for the nine months.
During the fiscal period, the best performing sectors in the Russell 1000® Value Index were financials, information technology, and materials. There was broad strength across all economic sectors. The only sector to provide negative returns during the fiscal period was telecommunication services.
During the period, the U.S. Congress was finally able to pass highly anticipated tax reform legislation. The passage of the bill provided uplift to the equity markets, as investors believed the bill would translate into increased earnings for corporations and higher economic activity. The market reacted positively to the new law.
What factors affected the Fund’s performance during its fiscal period?
The Fund outperformed the Russell 1000® Value Index for the nine-month period ended December 31, 2017. The outperformance was driven by strong stock selection in the industrials and real estate sectors. Negative stock selection in consumer staples and materials detracted from performance. The Fund had an overweight position in the information technology and materials sectors, which proved additive to investment results.
For the reporting period, the largest contributors to performance were Abbott Laboratories and Microsoft Corporation.
•	Abbott was able to overcome negative investor sentiment that arose from completing two large deals. The company launched new products during the period to reinvigorate growth.
•	Microsoft continued to execute its business plan, and growth at its Azure cloud computing platform outpaced investor expectations. This growth manifested itself in higher margins and earnings for the company.
The largest detractors from performance were General Electric Company and Allergan Plc.
•	GE was downgraded by equity analysts due to concerns over the company’s dividend, along with a decline in profitability at its core power business that stemmed from overcapacity in gas turbines.
•	Allergan underperformed after the company was unable to extend patent protection for its Restastis drug. Additionally, Allergan’s equity ownership stake in Teva Pharmaceuticals suffered a decline in value during the period, which negatively affected Allergan’s balance sheet.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
6

Virtus Ceredex Large-Cap Value Equity Fund
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Value Stocks: Value stocks are subject to the risk that the broad market may not recognize their intrinsic value.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Financials	21%
Information Technology	14
Industrials	14
Energy	13
Health Care	10
Materials	9
Consumer Staples	8
Other (includes short-term investment)	11
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
7

Virtus Ceredex Large-Cap Value Equity Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	15.90%	13.47%	7.81%	— %	—
Class A Shares at POP[3,4]	9.23	12.13	7.17	—	—
Class C Shares at NAV and with CDSC[2,4]	15.38	12.92	7.18	—	—
Class I Shares at NAV[2]	16.23	13.79	8.12	—	—
Class R6 Shares at NAV[2]	16.53	—	—	9.80	8/1/14
Russell 1000® Value Index	13.66	14.04	7.10	9.69	—
Fund Expense Ratios[5]: A Shares: Gross 1.31%, Net 1.25%; C Shares: Gross 1.87%, Net 1.73%; I Shares: Gross 1.08%, Net 0.98%; R6 Shares: Gross 0.86%, Net 0.73%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
8

Ticker Symbols:
Class A: SAMVX
Class C: SMVFX
Class I: SMVTX
Class R6: SMVZX
Virtus Ceredex Mid-Cap Value Equity Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Ceredex Value Advisors LLC
The Fund is diversified and has an investment objective of seeking to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income. There is no guarantee that the Fund will meet its objectives.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 5.87%*, Class C shares returned 5.59%*†, Class I shares returned 6.21%*, and Class R6 Shares returned 6.41%*. For the same period, the Russell Midcap® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned 9.24%*.
* Returns less than 1 year are not annualized.
† See footnote 5 on page 11.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
The nine-month fiscal period was a strong environment for the U.S. stock market overall. Large-cap stocks outperformed their smaller-capitalization counterparts, with the Russell 1000® Value Index up 10.07% versus the Russell 2000® Value Index return of 7.98%. Growth stocks continued to outpace value stocks, with the Russell 1000® Growth Index up 19.56% and the Russell 2000® Growth Index advancing 15.96% for the nine months. The Russell Midcap® Value Index returned 9.24%, besting its small-cap peers but falling short of large caps.
During the fiscal period, the best performing sectors in the Russell Midcap® Value Index were materials, industrials, and financials. There was broad strength across all economic sectors. The only sector to provide negative returns during the fiscal period was telecommunication services.
During the period, the U.S. Congress was finally able to pass highly anticipated tax reform legislation. The passage of the bill provided uplift to the equity markets, as investors believed the bill would translate into increased earnings for corporations and higher economic activity. The market reacted positively to the new law.
What factors affected the Fund’s performance during its fiscal period?
The Fund underperformed the Russell Midcap® Value Index for the nine-month period ended December 31, 2017. The underperformance was driven by weak stock selection in the consumer discretionary and materials sectors. However, positive stock selection in consumer staples and materials helped to offset the results. The Fund had an overweight position in the health care and materials sectors, which proved beneficial during the fiscal period.
For the reporting period, the largest contributors to performance were Regal Entertainment Group and Progressive Corporation.
•	Regal outperformed as the company received a takeover offer from a U.K. theater operator.
•	Progressive benefitted from adapting to reduced profitability trends better than its insurance industry peers. Additionally, the company was able to raise premiums in order to achieve higher margins and revenue growth.
The largest detractors from performance were Mattel, Inc. and SCANA Corporation.
•	Mattel was downgraded by equity analysts due to deteriorating company fundamentals and the elimination of its dividend.
•	SCANA underperformed as its shuttered VC Summer nuclear plant drew scrutiny from South Carolina legislators and federal regulators. The utility may be required to refund customers for the rates they paid for power from the nuclear plant.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
9

Virtus Ceredex Mid-Cap Value Equity Fund
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Mid-Capitalization Stocks: Mid-capitalization stocks typically carry additional risks since mid-cap companies generally have a higher risk of failure.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Value Stocks: Value stocks are subject to the risk that the broad market may not recognize their intrinsic value.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Financials	16%
Real Estate	14
Industrials	11
Energy	11
Health Care	11
Materials	9
Utilities	8
Other (includes short-term investment)	20
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
10

Virtus Ceredex Mid-Cap Value Equity Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	11.23%	12.60%	9.43%	— %	—
Class A Shares at POP[3,4]	4.83	11.27	8.79	—	—
Class C Shares at NAV and with CDSC[2,4,5]	10.81	12.17	8.85	—	—
Class I Shares at NAV[2]	11.68	12.94	9.76	—	—
Class R6 Shares at NAV[2]	11.98	—	—	9.26	8/1/14
Russell Midcap® Value Index	13.34	14.68	9.10	9.89	—
Fund Expense Ratios[6]: A Shares: Gross 1.38%, Net 1.38%; C Shares: Gross 1.95%, Net 1.80%; I Shares: Gross 1.10%, Net 1.09%; R6 Shares: Gross 0.93%, Net 0.80%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
11

Ticker Symbols:
Class A: SASVX
Class C: STCEX
Class I: SCETX
Virtus Ceredex Small-Cap Value Equity Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Ceredex Value Advisors LLC
The Fund is diversified and has an investment objective of seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income. There is no guarantee that the Fund will meet its objectives.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 8.74%*, Class C shares returned 8.28%*, and Class I shares returned 8.85%*† . For the same period, the Russell 2000® Value Index, the Fund’s style-specific benchmark appropriate for comparison, returned 7.98%*.
* Returns less than 1 year are not annualized.
† See footnote 5 on page 14.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
The nine-month fiscal period was a strong environment for the U.S. stock market overall. Large-cap stocks outperformed their smaller-capitalization counterparts, with the Russell 1000® Value Index up 10.07% versus the Russell 2000® Value Index return of 7.98%. Growth stocks continued to outpace value stocks, with the Russell 1000® Growth Index up 19.56% and the Russell 2000® Growth Index advancing 15.96% for the nine months.
During the fiscal period, the best performing sectors in the Russell 2000® Value Index were industrials, health care, and consumer discretionary. There was broad strength across all economic sectors. The only sectors to provide negative returns during the fiscal period were energy and telecommunication services.
During the period, the U.S. Congress was finally able to pass highly anticipated tax reform legislation. The passage of the bill provided uplift to the equity markets, as investors believed the bill would translate into increased earnings for corporations and higher economic activity. The market reacted positively to the new law.
What factors affected the Fund’s performance during its fiscal period?
The Fund outperformed the Russell 2000® Value Index for the nine-month period ended December 31, 2017. The outperformance was driven by strong stock selection in the financials and utilities sectors. Negative stock selection in consumer discretionary and real estate detracted from performance. The Fund had an overweight position in industrials and an underweight position to energy, which provided additional uplift.
For the reporting period, the largest contributors to performance were Guess?, Inc. and American Eagle Outfitters, Inc.
•	Guess outperformed a very difficult retail environment as investors appreciated the international business segment, where conditions improved faster than domestic peers.
•	American Eagle benefitted from evidence of an improved fundamental outlook plus expectations that tax reform would assist in lifting earnings.
The largest detractors from performance were Chico’s FAS, Inc. and AMC Entertainment Holdings, Inc.
•	Chico’s was unable to post positive returns due to deterioration of market share and limited confidence in management’s ability to implement a cost-cutting strategy.
•	AMC underperformed as investors became concerned about a worsening fundamental outlook and the high amount of leverage on the company’s balance sheet.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
12

Virtus Ceredex Small-Cap Value Equity Fund
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Small-Capitalization Stocks: Small-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure.
Technology Concentration: Because the fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Value Stocks: Value stocks are subject to the risk that the broad market may not recognize their intrinsic value.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Industrials	31%
Consumer Discretionary	22
Financials	12
Real Estate	11
Consumer Staples	10
Health Care	6
Information Technology	3
Other (includes short-term investment)	5
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
13

Virtus Ceredex Small-Cap Value Equity Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	10.05%	12.75%	9.19%
Class A Shares at POP[3,4]	3.72	11.43	8.54
Class C Shares at NAV and with CDSC[2,4]	9.62	12.32	8.66
Class I Shares at NAV[2,5]	10.29	13.09	9.50
Russell 2000® Value Index	7.84	13.01	8.17
Fund Expense Ratios[6]: A Shares: Gross 1.48%, Net 1.48%; C Shares: Gross 2.05%, Net 1.90%; I Shares: Gross 1.23%, Net 1.23%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
14

Ticker Symbols:
Class A: STCIX
Class C: STCFX
Class I: STCAX
Class R6: STCZX
Virtus Silvant Large-Cap Growth Stock Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Silvant Capital Management LLC
The Fund is diversified and has an investment objective of seeking to provide capital appreciation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 17.88%*, Class C shares returned 17.32%*, Class I shares returned 18.04%*, and Class R6 Shares returned 18.53%*. For the same period, the Russell 1000® Growth Index, the Fund’s style-specific benchmark appropriate for comparison, returned 19.56%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
Large-capitalization growth stocks rose in each of the three fiscal quarters, marking a continuation of the equity bull market that began after the Financial Crisis of 2008. Furthermore, large-cap growth stocks outperformed their small-cap peers by more than 3.50% as measured by the Russell 1000® Growth Index and the Russell 2000® Growth Index.
During the nine-month period, investors witnessed a continued rise in the stock market despite multiple negative factors, including: Federal Reserve (Fed) rate hikes, saber rattling by North Korea, domestic political uncertainty, overvalued equities, destruction by hurricanes, terrorism, the possible breakup of Spain and Catalonia, withdrawal of the U.K. from the European Union (Brexit), and more. These factors provided a tall “wall of worry.” But despite the headwinds, investors saw surprising synchronized global economic growth as measured by the Non-Manufacturing ISM® Report On Business®. For both developed and emerging market economies, the index was on the upswing and showed economic expansion for all of 2017. Additionally, interest rates remained low across the globe, with U.S. wages moving higher. Other positive factors included continued low global inflation and the recent passage of tax cuts in the U.S.
What factors affected the Fund’s performance during its fiscal period?
The Fund gained 18.0% for the fiscal nine-month period, underperforming its benchmark, the Russell 1000® Growth Index, by 1.50%. Stock selection within the health care and industrials sectors was the main cause of the underperformance.
Within the health care sector, Allergan, a pharmaceutical company, reported a good second quarter in August of 2017 with a 1% increase in earnings guidance. However, the stock declined on concerns about the company’s patents for Restasis, its dry eye drug. After generic competitors challenged the patents, the company found a creative loophole to protect the patents by transferring them to the Mohawk Indian Tribe and filing under sovereign immunity. This was viewed by the market as a desperate measure, and the stock price suffered. The move also brought public criticism from Washington, D.C., and in October 2017, all four Restasis patents were invalidated. The stock declined 27% over the nine-month period, and we sold the position.
Within industrials, the Fund was hindered by not owning Boeing, which gained more than 70% during the period. In addition, a decline in the stock price of HD Supply Holdings detracted from relative returns.
HD Supply, an industrial distributor, fell on lower-than-expected earnings and revenue in the second quarter of 2017. The Fund had held the stock since its initial public offering in 2013, after Home Depot spun off the business. The company had a track record of generating solid cash flow and consistently paying down its debt. However, company management decided to sell the Waterworks unit, which had provided approximately one third of HD’s revenue. The company also announced that the divestiture would be dilutive to future earnings, which put additional pressure on the stock. In light of these issues, the stock was sold.
The Fund had solid stock selection within the consumer staples and technology sectors, with both sectors gaining more than 25% over the nine months ended December 31, 2017.
Consumer staples stock Blue Buffalo, a pet food company, rose as the company increased its network of distributors and in particular gained access to Walmart. The other staples stock that performed especially well was Estee Lauder. Estee’s mergers and acquisitions (M&A) strategy of acquiring younger brands and increasing
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
15

Virtus Silvant Large-Cap Growth Stock Fund
distribution into additional sales channels like Ulta Beauty stores is working well, leading to strong business fundamentals which have significantly exceeded investor expectations. During its most recent earnings announcement, Estee increased its fiscal second quarter sales and earnings guidance, as well as guidance for 2018 sales and earnings.
The Fund’s technology holdings also added value for shareholders. Thirteen different technology stocks gained more than 20% during the last nine months, with Universal Display Corporation being the best performer. United Display holds patents for manufacturing and processing the next generation of digital displays. Products made licensing these patents increase the sharpness of display screens with better color while reducing power consumption. The company’s business metrics continued to exceed investor expectations as more companies adopted its technology during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Growth Stocks: Growth stocks are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Technology Concentration: Because the fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Information Technology	42%
Consumer Discretionary	16
Health Care	12
Industrials	12
Financials	6
Consumer Staples	5
Energy	1
Other (includes short-term investment)	6
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
16

Virtus Silvant Large-Cap Growth Stock Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	26.87%	14.01%	7.83%	— %	—
Class A Shares at POP[3,4]	19.57	12.67	7.19	—	—
Class C Shares at NAV and with CDSC[2,4]	26.35	13.29	7.11	—	—
Class I Shares at NAV[2]	27.32	14.29	8.12	—	—
Class R6 Shares at NAV[2]	27.67	—	—	10.71	8/1/14
Russell 1000® Growth Index	30.21	17.33	10.00	14.66	—
Fund Expense Ratios[5]: A Shares: Gross 1.33%, Net 1.23%; C Shares: Gross 2.05%, Net 1.90%; I Shares: Gross 1.23%, Net 0.97%; R6 Shares: Gross 1.05%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
17

Ticker Symbols:
Class A: SCGIX
Class C: SSCFX
Class I: SSCTX
Virtus Silvant Small-Cap Growth Stock Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Silvant Capital Management LLC
The Fund is diversified and has an investment objective of seeking to provide long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 10.73%*, Class C shares returned 10.46%*, and Class I shares returned 10.86%* . For the same period, the Russell 2000® Growth Index, the Fund’s style-specific benchmark appropriate for comparison, returned 15.96%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
Small-capitalization growth stocks rose in each of the three fiscal quarters, marking a continuation of the equity bull market that began after the Financial Crisis of 2008. Despite positive performance during the reporting period, small-cap growth stocks underperformed their large-cap peers by more than 3.50%, as measured by the Russell 1000® Growth Index and the Russell 2000® Growth Index. All major economic sectors of the Russell 2000® Growth Index rose in value except for the energy sector, which declined by more than 10%.
During the nine-month period, investors witnessed a continued rise in the stock market despite multiple negative factors, including: Federal Reserve (Fed) rate hikes, saber rattling by North Korea, domestic political uncertainty, overvalued equities, destruction by hurricanes, terrorism, the possible breakup of Spain and Catalonia, withdrawal of the U.K. from the European Union (Brexit), and more. Despite these headwinds, investors saw surprising synchronized global economic growth as measured by the Non-Manufacturing ISM® Report On Business®. For the U.S., this index measures business activity in the service economy, which represents 80% of the total economy. For both developed and emerging market economies, the index was on the upswing and showed economic expansion for all of 2017. Additionally, interest rates remained low across the globe, with U.S. wages moving higher. Other positive factors included continued low global inflation and the recent passage of tax cuts in the U.S.
What factors affected the Fund’s performance during its fiscal period?
The Fund gained 10.9% for the fiscal nine-month period, underperforming its benchmark, the Russell 2000® Growth Index. The underperformance relative to the benchmark was attributable to difficult stock selection within the energy, financial, and health care sectors. More than half of the relative underperformance within financials was related to one stock, Home BancShares. The Florida bank was affected by Hurricane Irma and forced to take higher loan loss provisions, which negatively impacted the stock. Home BancShares also made an acquisition, of Stone Gate Bank, which led to some additional charges to earnings, and investors reacted negatively toward the new information. The Fund continued to hold the position at the end of the fiscal period.
Health care remained a challenging sector, with high volatility in the biotechnology area. The biotech industry was event-driven in 2017, with a few large outperformers driving returns. The Fund did not own strong performers Kite Pharma and Nektar Therapeutics, which resulted in almost 1.00% of relative underperformance. However, the Fund did hold Portola, Neurocrine, and Array, which had positive performance driven by drug approvals and positive clinical trial data results. Outside of biotech, the Fund’s positions in ICU Medical and Inogen made a positive contribution to performance. ICU benefited from integrating the acquisition of Pfizer’s Hospira infusion business, as well as a shortage of IV solutions in the U.S. following Hurricane Maria. Inogen’s growth came from the conversion from oxygen tank rental and replacements to portable oxygen concentrators.
The energy sector experienced a sharp pullback during the first eight months of 2017. Although the group rebounded significantly in the last third of the year, the overall sector performance was a negative outlier compared to the rest of the market. This was the result of lowered expectations about the price of crude oil and the subsequent deferral of additional capital expenditures (CapEx) by exploration and production (E&P) companies. The investment team decided to step away from the sector as the extreme volatility seemed to be adding too much risk compared to reasonable upside opportunity. Assets were reallocated to other areas of the Fund’s portfolio that had a more sensible risk/return profile. The Fund’s position in Carrizo Oil & Gas suffered the most, as its focus on the Eagle-Ford basin fell out of favor as the market seemed to shift toward only buying companies in the higher-growth Permian basin. Although energy only represents 1.4% of the Fund’s benchmark, the Fund lacked exposure in this sector during the final fiscal quarter as many energy stocks rebounded, further impacting relative results.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
18

Virtus Silvant Small-Cap Growth Stock Fund
The industrials sector was one of the stronger performers during the reporting period, driven by the Fund’s overweight in the sector and positive stock selection. Growing confidence in the global economic growth outlook helped a number of cyclical groups rebound. Solid performance by Air Transport Services Group and Alamo Group were the biggest boosts to relative returns in this group. Air Transport provides airplanes and services for the freight and auxiliary passenger transport markets. Its contract with Amazon advanced to a point where the initial investment began paying back positive returns to the company during the fiscal period. Alamo Group benefitted from an upturn in a number of machinery categories, including an early seasonal upturn in snow removal equipment after two disappointing years. This cyclical inflection surprised the market, and the upward revisions of earnings estimates drove the stock performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Growth Stocks: Growth stocks are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Small-Capitalization Stocks: Small-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure.
Technology Concentration: Because the fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Information Technology	28%
Health Care	26
Industrials	20
Consumer Discretionary	11
Materials	6
Financials	5
Real Estate	2
Other (includes short-term investment)	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
19

Virtus Silvant Small-Cap Growth Stock Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	14.34%	10.80%	6.19%
Class A Shares at POP[3,4]	7.76	9.50	5.56
Class C Shares at NAV and with CDSC[2,4]	13.84	10.12	5.50
Class I Shares at NAV[2]	14.57	10.89	6.38
Russell 2000® Growth Index	22.17	15.21	9.19
Fund Expense Ratios[5]: A Shares: Gross 1.53%, Net 1.42%; C Shares: Gross 2.26%, Net 2.08%; I Shares: Gross 1.44%, Net 1.30%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
20

Ticker Symbols:
Class A: SCIIX
Class I: STITX
Class R6: SCIZX
Virtus WCM International Equity Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by WCM Investment Management
The Fund is diversified and has an investment objective of seeking to provide long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 18.50%*, Class I shares returned 18.68%*†, and Class R6 Shares returned 18.89%*. For the same period, the MSCI All Country World ex USA Index, the Fund’s style-specific benchmark appropriate for comparison, returned 17.92%*.
* Returns less than 1 year are not annualized.
† See footnote 5 on page 23.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
The nine-month period ended December 31, 2017, saw a vital bull market in non-U.S. equities, with broad international benchmarks registering significant positive returns over the period. Non-U.S. equities widely outperformed U.S. equities over this period—a reversal from recent years, when U.S. equities dominated. Late in 2016, the market favored assets that would benefit from higher inflation. That trend was not sustained in 2017, as growth outperformed value, and high quality (based on return on equity) beat low quality for the full year. Another story in 2017 was the resurgence of robust returns in the emerging markets (EM). EM equities outperformed non-U.S. developed market (DM) equities in each of the three quarters of the fiscal period.
What factors affected the Fund’s performance during its fiscal period?
These market trends were tailwinds for the Fund, which outperformed the MSCI All Country World ex USA Index for the nine months ended December 31, 2017.
While both stock selection and sector allocation were positive during the period, it was stock selection that drove the majority of the outperformance. The biggest contributor to the Fund’s outperformance was selection in the information technology sector, primarily driven by Tencent and Keyence. Stock selection decisions in health care (ICON plc), materials (Chr. Hansen), and financials (HDFC Bank) were also strong contributors to the Fund’s outperformance. From a portfolio construction perspective, the Fund’s significant overweight to information technology, the top performer in the benchmark, was a dominant contributor. Underweights to telecommunication services and utilities, the worst and third-worst in the benchmark, respectively, also helped.
The biggest detractors from Fund performance were stock selection decisions in consumer discretionary (Ctrip.com), consumer staples (AmorePacific Corporation), energy (Core Laboratories N.V.), and industrials (Experian plc). The Fund’s overweight positions in health care, the second-worst sector in the benchmark, and consumer staples also modestly detracted.
Regionally, all of the Fund’s performance can be attributed to successful stock selection, namely in Asia/Pacific, Europe, and the Americas. Overweights to Asia/Pacific and the Americas were mild detractors, although stock selection in these regions more than made up for the structural headwind.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
21

Virtus WCM International Equity Fund
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Growth Stocks: Growth stocks are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
International Investing: International investing involves increased risk and volatility due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Consumer Discretionary	18%
Information Technology	18
Industrials	13
Health Care	12
Consumer Staples	12
Financials	12
Materials	8
Other (includes short-term investment)	7
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
22

Virtus WCM International Equity Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A Shares at NAV[2]	31.31%	8.47%	2.25%	— %	—
Class A Shares at POP[3,4]	23.76	7.19	1.64	—	—
Class I Shares at NAV[2,5]	31.58	8.63	2.49	—	—
Class R6 Shares at NAV[2]	31.67	—	—	15.78	9/1/15
MSCI All Country World ex USA Index	27.19	6.80	1.84	13.39	—
Fund Expense Ratios[6]: A Shares: Gross 1.59%, Net 1.43%; I Shares: Gross 1.31%, Net 1.21%; R6 Shares: Gross 1.26%, Net 1.11%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
23

Ticker Symbols:
Class A: SAGAX
Class I: SCATX
Virtus Zevenbergen Innovative Growth Stock Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC, A Minority Owned Affiliate of The Advisor
The Fund is diversified and has an investment objective of seeking to provide long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 19.18%* and Class I shares returned 19.34%*. For the same period, the Russell 3000® Growth Index, the Fund’s style-specific benchmark appropriate for comparison, returned 19.29%*.
* Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
Already running long on superlatives – high earnings momentum, low volatility, indices breezing through record highs – U.S. equities were given a year-end catalyst with earlier-than-expected tax reform. The positive news boosted cyclical stocks and other tax-sensitive names, in particular. By all measures, 2017 was an epic year, as resurgent economic growth around the world, blockbuster corporate profits, and nary a sign of inflation contributed to the jubilant mood.
What factors affected the Fund’s performance during its fiscal period?
The Fund posted gains during every month in the fiscal period, and returned 19.34% for the period and ended the period with performance in line with its benchmark.
As an actively managed Fund with a limited number of holdings (typically 35 to 60 stocks), the performance of any single company can materially impact performance. Individual company management teams and fundamentals remain our most reliable guide for identifying investments that set themselves apart over the long term. The Fund’s advance was attributable to stock selection within the consumer discretionary and producer durables sectors. Technology, financial services, and health care each contributed positive performance for the period, but detracted on a relative return basis.
The Fund’s largest performance contributors were Exact Sciences Corporation, XPO Logistics, Inc., and MercadoLibre, Inc.
•	Shares of Exact Sciences led all contributors as the company saw revenue and test volumes exceed management guidance each quarter in the period, aided by widespread commercial insurance coverage and growing adoption by physicians.
•	Adding to Fund performance, XPO Logistics realized synergies from recent acquisitions ahead of schedule, and investments in logistics continued to drive revenue growth. A late-year rumor of a takeover by Amazon or Home Depot added to share price gains.
•	MercadoLibre saw investments in free shipping and loyalty programs garner market share gains. In addition, earlier stage adoption of e-commerce in Latin America has driven growth in the industry, aiding MercadoLibre’s share price.
The Fund’s most significant performance detractors were DexCom, Inc., Ellie Mae, Inc., and Ulta Beauty, Inc.
•	DexCom was the largest drag on Fund performance during the fiscal nine-month period. A competitor’s introduction of a low-priced glucose monitoring system, along with established reimbursement and anticipated access through the pharmacy channel, weighed on the share price.
•	Mortgage automation software company Ellie Mae lagged on slower-than-expected gains in new enterprise clients and lower-than-projected loan growth. Refinancing activity declined beyond management’s reduced estimates, while tight housing supply further suppressed mortgage volumes.
•	The largest beauty retailer in the U.S., Ulta Beauty struggled as its shares were pressured by general retail stock malaise and competitive dynamics highlighted by discounting of cosmetics in department stores.
In keeping with our sell discipline, deteriorating fundamentals for the holdings above led us the sell all three positions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
24

Virtus Zevenbergen Innovative Growth Stock Fund
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: Equity securities may be more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of a fund will fluctuate as the value of the securities in the portfolio changes.
Growth Stocks: Growth stocks are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.
Prospectus: For additional information on risks, please see the fund’s prospectus.
Technology Concentration: Because the fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Information Technology	39%
Consumer Discretionary	28
Health Care	18
Industrials	8
Financials	7
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
25

Virtus Zevenbergen Innovative Growth Stock Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2]	33.97%	17.90%	8.81%
Class A Shares at POP[3,4]	26.27	16.51	8.17
Class I Shares at NAV[2]	34.29	18.09	9.07
Russell 3000® Growth Index	29.59	17.16	9.93
Fund Expense Ratios[5]: A Shares: Gross 1.53%, Net 1.50%; I Shares: Gross 1.24%, Net 1.24%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
26

Ticker Symbols:
Class A: SVCAX
Class C: SCCLX
Class I: SCCTX
Virtus Conservative Allocation Strategy Fund Fund Summary (Unaudited)
Portfolio Manager Commentary
The Fund is diversified and has an investment objective of seeking to provide a high level of capital appreciation and current income. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 6.11%*†, Class C shares returned 5.57%*, and Class I shares returned 6.35%*. For the same period, the S&P 500® Index returned 14.86%*, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based fixed income index returned 2.70%*, and a Hybrid 30/70 Blend of those two indexes, the Fund’s style-specific benchmark appropriate for comparison, returned 6.24%*.
* Returns less than 1 year are not annualized.
† See footnote 3 on page 28.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
Equity markets advanced during the nine-month period due in part to improving global economic conditions and investor expectations for greater synchronized global expansion. After a lengthy period of slower growth, both U.S. and global economies showed signs of strengthening. While earnings continued to show strength, stocks also rallied on hopes that proposals to ease regulations and implement more pro-business policies in Washington, D.C., would drive companies’ future earnings.
In that environment, equities soundly outperformed fixed income securities, led by the performance of international and growth equities.
What factors affected the Fund’s performance during its fiscal period?
The Fund benefited from its overweight in equities, in particular growth stocks across the market cap spectrum – small, mid, and large – which performed well, as did the Fund’s non-U.S. equity positions. Investments in value stocks detracted on a relative basis, as did positions in real estate and infrastructure. During the fiscal period, we maintained the Fund’s exposure to equities.
Among fixed income holdings, the Fund’s exposure to credit-oriented positions benefited relative results, while government-related positions detracted slightly. The Fund’s asset allocation remained diversified across many sectors of the fixed income market in order to balance credit exposure with the defensive nature of government-related positions.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Cash Equivalents: Cash equivalents generally offer lower risk and lower return potential.
Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).
Prospectus: For additional information on risks, please see the fund’s prospectus.
Stocks: Stocks are more volatile and carry more risk and return potential than other forms of investments.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Fixed Income Funds	63%
Equity Funds	35
Money Market Fund	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
27

Virtus Conservative Allocation Strategy Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2,3]	9.02%	4.90%	5.11%
Class A Shares at POP[4,5]	2.75	3.67	4.49
Class C Shares at NAV and with CDSC[2,5]	8.23	4.18	4.38
Class I Shares at NAV[2]	9.37	5.22	5.43
Hybrid 30/70 Blend Index (30% of the S&P 500® Index, 70% of the Bloomberg Barclays U.S. Aggregate Bond Index)	8.76	6.15	5.60
S&P 500® Index	21.83	15.79	8.50
Bloomberg Barclays U.S. Aggregate Bond Index	3.54	2.10	4.01
Fund Expense Ratios[6]: A Shares: Gross 1.27%, Net 1.02%; C Shares: Gross 1.98%, Net 1.72%; I Shares: Gross 1.07%, Net 0.72%; R6 Shares: Gross 1.27%, Net 1.02%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
28

Ticker Symbols:
Class A: SGIAX
Class C: SGILX
Class I: CLVGX
Virtus Growth Allocation Strategy Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary
The Fund is diversified and has an investment objective of seeking to provide long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
Effective October 1, 2017 the Fund changed its fiscal year end from March 31 to December 31. As a result, the commentary addresses nine months of performance from April 1, 2017 to December 31, 2017.
For the fiscal period April 1 through December 31, 2017, the Fund’s Class A shares at NAV returned 10.64%*†, Class C shares returned 10.18%*, and Class I shares returned 10.81%*. For the same period, the S&P 500® Index returned 14.86%*, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based fixed income index returned 2.70%*, and a Hybrid 70/30 Blend of those two indexes, the Fund’s style-specific benchmark appropriate for comparison, returned 11.10%*.
* Returns less than 1 year are not annualized.
† See footnote 3 on page 30.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the nine-month fiscal period ended December 31, 2017?
Equity markets advanced during the nine-month period due in part to improving global economic conditions and investor expectations for greater synchronized global expansion. After a lengthy period of slower growth, both U.S. and global economies showed signs of strengthening. While earnings continued to show strength, stocks also rallied on hopes that proposals to ease regulations and implement more pro-business policies in Washington, D.C., would drive companies’ future earnings.
In that environment, equities soundly outperformed fixed income securities, led by the performance of international and growth equities.
What factors affected the Fund’s performance during its fiscal period?
The Fund benefited from its overweight in equities, in particular growth stocks across the market cap spectrum – small, mid, and large – which performed well, as did the Fund’s non-U.S. equity positions. Investments in value stocks detracted on a relative basis, as did positions in real estate and infrastructure. During the fiscal period, we increased the Fund’s exposure to emerging international equities and value equities.
Among fixed income holdings, the Fund’s exposure to credit-oriented positions benefited relative results, while government-related positions detracted slightly. The Fund’s asset allocation remained diversified across many sectors of the fixed income market in order to balance credit exposure with the defensive nature of government-related positions.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
Bonds: Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.
Cash Equivalents: Cash equivalents generally offer lower risk and lower return potential.
Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).
Prospectus: For additional information on risks, please see the fund’s prospectus.
Stocks: Stocks are more volatile and carry more risk and return potential than other forms of investments.
Asset Allocation
The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2017
Equity Funds	74%
Fixed Income Funds	24
Money Market Fund	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
29

Virtus Growth Allocation Strategy Fund
Average Annual Total Returns1 for periods ended 12/31/17

	1 Year	5 Years	10 Years
Class A Shares at NAV[2,3]	15.79%	9.02%	5.61%
Class A Shares at POP[4,5]	9.13	7.74	4.99
Class C Shares at NAV and with CDSC[2,5]	15.20	8.38	4.91
Class I Shares at NAV[2]	16.05	9.24	5.86
Hybrid 70/30 Blend Index (70% of the S&P® 500 Index, 30% of the Bloomberg Barclays U.S. Aggregate Bond Index)	16.08	11.63	7.40
S&P 500® Index	21.83	15.79	8.50
Bloomberg Barclays U.S. Aggregate Bond Index	3.54	2.10	4.01
Fund Expense Ratios[6]: A Shares: Gross 1.36%, Net 1.33%; C Shares: Gross 2.13%, Net 1.94%; I Shares: Gross 1.27%, Net 1.14%; R6 Shares: Gross 1.36%, Net 1.33%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 23, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expenses reduced by a contractual fee waiver in effect through July 31, 2019. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
Growth of $10,000 For periods ended 12/31

This chart assumes an initial hypothetical investment of $10,000 made on December 31, 2007. Total return is based on net change in the Net Asset Value (“NAV”) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
30

Virtus Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Consumer Discretionary—2.1%
Comcast Corp. Class A	1,016,168	$ 40,698
Consumer Staples—8.2%
Kraft Heinz Co. (The)	441,047	34,296
Mondelez International, Inc. Class A	1,145,168	49,013
Procter & Gamble Co. (The)	869,226	79,865
		163,174

Energy—12.6%
BP plc Sponsored ADR	1,133,442	47,638
Chevron Corp.	474,509	59,404
EOG Resources, Inc.	300,488	32,426
Royal Dutch Shell plc Class B Sponsored ADR	839,746	57,346
Schlumberger Ltd.	771,850	52,015
		248,829

Financials—21.1%
Aon plc	143,762	19,264
BlackRock, Inc.	71,626	36,795
Capital One Financial Corp.	439,814	43,797
Chubb Ltd.	228,210	33,348
Citigroup, Inc.	793,581	59,050
JPMorgan Chase & Co.	564,158	60,331
MetLife, Inc.	784,870	39,683
Synchrony Financial	875,645	33,809
U.S. Bancorp	899,793	48,211
Wells Fargo & Co.	720,962	43,741
		418,029

Health Care—10.0%
Abbott Laboratories	1,246,280	71,125
Allergan plc	122,943	20,111
Cigna Corp.	154,145	31,305
UnitedHealth Group, Inc.	145,258	32,024
	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	362,763	$ 43,775
		198,340

Industrials—13.7%
Delta Air Lines, Inc.	554,420	31,047
FedEx Corp.	90,614	22,612
General Electric Co.	1,175,111	20,506
Honeywell International, Inc.	386,068	59,207
PACCAR, Inc.	290,540	20,652
Republic Services, Inc.	476,607	32,223
Union Pacific Corp.	316,410	42,431
United Technologies Corp.	327,392	41,765
		270,443

Information Technology—13.8%
Analog Devices, Inc.	483,112	43,011
Apple, Inc.	292,273	49,461
Microsoft Corp.	682,254	58,360
Oracle Corp.	1,787,066	84,493
Texas Instruments, Inc.	356,166	37,198
		272,523

Materials—9.3%
Air Products & Chemicals, Inc.	248,862	40,833
DowDuPont, Inc.	828,127	58,979
PPG Industries, Inc.	177,760	20,766
Praxair, Inc.	132,949	20,565
Vulcan Materials Co.	329,807	42,337
		183,480

Real Estate—2.2%
Crown Castle International Corp.	389,876	43,280
Telecommunication Services—2.0%
Verizon Communications, Inc.	749,977	39,696
Utilities—4.4%
Duke Energy Corp.	501,818	42,208
	Shares	Value

Utilities—continued
NextEra Energy, Inc.	288,692	$ 45,091
		87,299

Total Common Stocks (Identified Cost $1,456,623)		1,965,791
Total Long-Term Investments—99.4% (Identified Cost $1,456,623)		1,965,791
Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(1)	11,604,005	11,604
Total Short-Term Investment (Identified Cost $11,604)		11,604
TOTAL INVESTMENTS—100.0% (Identified Cost $1,468,227)		$1,977,395
Other assets and liabilities, net—0.0%		452
NET ASSETS—100.0%		$1,977,847

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
United Kingdom	6
Switzerland	2
Ireland	1
Total Investments	100%
† % of total investments as of December 31, 2017
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$1,965,791	$1,965,791	$—	$—
Short-Term Investment	11,604	11,604	—	—
Total Investments	$1,977,395	$1,977,395	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
31

Virtus Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Common Stocks—96.9%
Consumer Discretionary—1.7%
Interpublic Group of Cos., Inc. (The)	1,725,000	$ 34,776
Regal Entertainment Group Class A	650,000	14,957
		49,733

Consumer Staples—7.4%
Conagra Brands, Inc.	800,000	30,136
Dr. Pepper Snapple Group, Inc.	550,000	53,383
Energizer Holdings, Inc.	1,335,000	64,053
Hormel Foods Corp.	950,000	34,571
Pinnacle Foods, Inc.	600,000	35,682
		217,825

Energy—10.9%
Anadarko Petroleum Corp.	935,000	50,153
Andeavor	325,000	37,161
Cabot Oil & Gas Corp.	1,965,000	56,199
Core Laboratories N.V.	350,000	38,343
Noble Energy, Inc.	2,320,000	67,605
Williams Cos., Inc. (The)	2,350,000	71,651
		321,112

Financials—16.4%
Affiliated Managers Group, Inc.	240,000	49,260
First Republic Bank	1,035,000	89,672
Hartford Financial Services Group, Inc. (The)	1,020,000	57,406
MB Financial, Inc.	1,675,000	74,571
PacWest Bancorp	700,000	35,280
Pinnacle Financial Partners, Inc.	715,000	47,404
Progressive Corp. (The)	800,000	45,056
Synchrony Financial	1,150,000	44,402
Willis Towers Watson plc	270,000	40,686
		483,737

Health Care—10.7%
AmerisourceBergen Corp.	775,000	71,160
Humana, Inc.	355,000	88,065
Perrigo Co. plc	800,000	69,728
	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	725,000	$ 87,486
		316,439

Industrials—11.1%
Alaska Air Group, Inc.	700,000	51,457
Crane Co.	275,400	24,571
Hubbell, Inc.	240,000	32,482
Ingersoll-Rand plc	345,000	30,770
Macquarie Infrastructure Corp.	1,175,000	75,435
Republic Services, Inc.	600,000	40,566
Schneider National, Inc.	1,335,000	38,128
Xylem, Inc.	475,000	32,395
		325,804

Information Technology—7.9%
Analog Devices, Inc.	750,000	66,772
Cypress Semiconductor Corp.	2,925,000	44,577
Harris Corp.	100,000	14,165
MAXIMUS, Inc.	425,000	30,422
Motorola Solutions, Inc.	850,000	76,789
		232,725

Materials—8.5%
Air Products & Chemicals, Inc.	185,000	30,355
Martin Marietta Materials, Inc.	480,000	106,099
RPM International, Inc.	1,040,000	54,517
Sealed Air Corp.	715,000	35,249
Valvoline, Inc.	900,000	22,554
		248,774

Real Estate—14.3%
American Campus Communities, Inc.	1,900,000	77,957
American Homes 4 Rent Class A	2,900,000	63,336
Cousins Properties, Inc.	5,000,000	46,250
Medical Properties Trust, Inc.	3,900,000	53,742
National Retail Properties, Inc.	1,150,000	49,599
Retail Opportunity Investments Corp.	2,950,000	58,852
	Shares	Value

Real Estate—continued
Taubman Centers, Inc.	650,000	$ 42,530
Weyerhaeuser Co.	850,000	29,971
		422,237

Utilities—8.0%
CMS Energy Corp.	700,000	33,110
FirstEnergy Corp.	1,950,000	59,709
Great Plains Energy, Inc.	1,625,000	52,390
PPL Corp.	1,825,000	56,484
Xcel Energy, Inc.	700,000	33,677
		235,370

Total Common Stocks (Identified Cost $2,579,397)		2,853,756
Total Long-Term Investments—96.9% (Identified Cost $2,579,397)		2,853,756
Short-Term Investment—3.4%
Money Market Mutual Fund—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(1)	99,418,385	99,418
Total Short-Term Investment (Identified Cost $99,418)		99,418
TOTAL INVESTMENTS—100.3% (Identified Cost $2,678,815)		$2,953,174
Other assets and liabilities, net—(0.3)%		(7,460)
NET ASSETS—100.0%		$2,945,714

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	94%
Ireland	5
Netherlands	1
Total Investments	100%
† % of total investments as of December 31, 2017
See Notes to Financial Statements.
32

Virtus Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$2,853,756	$2,853,756	$—	$—
Short-Term Investment	99,418	99,418	—	—
Total Investments	$2,953,174	$2,953,174	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
33

Virtus Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Consumer Discretionary—21.6%
AMC Entertainment Holdings, Inc. Class A	804,640	$ 12,150
American Eagle Outfitters, Inc.	1,029,300	19,351
Bloomin’ Brands, Inc.	890,400	19,001
Cheesecake Factory, Inc. (The)	86,100	4,148
Chico’s FAS, Inc.	923,300	8,143
DSW, Inc. Class A	804,700	17,229
Entravision Communications Corp. Class A	1,126,800	8,057
Guess?, Inc.	953,854	16,101
HSN, Inc.	6,460	261
Lithia Motors, Inc. Class A	177,300	20,140
Meredith Corp.	36,890	2,437
Papa John’s International, Inc.	109,400	6,138
Regal Entertainment Group Class A	534,000	12,287
Ruth’s Hospitality Group, Inc.	18,570	402
Scholastic Corp.	131,590	5,278
Sonic Automotive, Inc. Class A	708,770	13,077
Sonic Corp.	374,196	10,283
Tupperware Brands Corp.	6,800	426
		174,909

Consumer Staples—9.8%
B&G Foods, Inc.	616,300	21,663
Calavo Growers, Inc.	111,700	9,428
Energizer Holdings, Inc.	719,300	34,512
Inter Parfums, Inc.	145,000	6,300
J&J Snack Foods Corp.	33,400	5,071
PriceSmart, Inc.	19,500	1,679
Sanderson Farms, Inc.	3,001	416
		79,069

Financials—11.9%
Artisan Partners Asset Management, Inc. Class A	80,700	3,187
Banco Latinoamericano de Comercio Exterior SA Class E	41,670	1,121
Bank of Hawaii Corp.	191,340	16,398
Cohen & Steers, Inc.	282,500	13,359
Evercore, Inc. Class A	285,920	25,733
First Interstate BancSystem, Inc. Class A	213,400	8,547
Hanover Insurance Group, Inc. (The)	123,082	13,303
Horace Mann Educators Corp.	292,700	12,908
Oppenheimer Holdings, Inc. Class A	8,010	215
	Shares	Value

Financials—continued
TrustCo Bank Corp. NY	143,750	$ 1,322
		96,093

Health Care—5.5%
Hill-Rom Holdings, Inc.	384,430	32,404
Phibro Animal Health Corp. Class A	372,000	12,462
		44,866

Industrials—31.3%
AAR Corp.	221,370	8,698
ABM Industries, Inc.	33,627	1,268
Advanced Drainage Systems, Inc.	10,300	246
Apogee Enterprises, Inc.	268,200	12,265
Covanta Holding Corp.	1,321,800	22,338
Cubic Corp.	302,400	17,826
EMCOR Group, Inc.	71,640	5,856
EnPro Industries, Inc.	81,500	7,621
Forward Air Corp.	263,400	15,130
Granite Construction, Inc.	87,640	5,559
Greenbrier Cos., Inc. (The)	133,600	7,121
Herman Miller, Inc.	561,380	22,483
Interface, Inc.	82,861	2,084
ITT, Inc.	22,257	1,188
Kelly Services, Inc. Class A	615,710	16,790
Kennametal, Inc.	32,600	1,578
Kforce, Inc.	347,200	8,767
Knoll, Inc.	590,100	13,596
Korn/Ferry International	260,637	10,785
Luxfer Holdings plc	133,910	2,116
Matthews International Corp. Class A	38,240	2,019
Mueller Water Products, Inc. Class A	637,030	7,982
Multi-Color Corp.	88,600	6,632
NN, Inc.	51,200	1,413
Ritchie Bros Auctioneers, Inc.	304,900	9,126
Sun Hydraulics Corp.	124,020	8,023
Tennant Co.	40,380	2,934
Tetra Tech, Inc.	469,000	22,582
Viad Corp.	158,090	8,758
		252,784

Information Technology—3.4%
Badger Meter, Inc.	165,382	7,905
Daktronics, Inc.	506,450	4,624
Plantronics, Inc.	300,960	15,163
		27,692

Materials—2.4%
Carpenter Technology Corp.	154,200	7,863
	Shares	Value

Materials—continued
Haynes International, Inc.	70,030	$ 2,245
Hecla Mining Co.	2,351,740	9,336
		19,444

Real Estate—11.6%
Alexander & Baldwin, Inc.	231,210	6,414
DiamondRock Hospitality Co.	546,000	6,164
Education Realty Trust, Inc.	485,700	16,961
Monmouth Real Estate Investment Corp.	48,450	862
Outfront Media, Inc.	671,495	15,579
Retail Opportunity Investments Corp.	470,793	9,392
Tanger Factory Outlet Centers, Inc.	960,900	25,473
Taubman Centers, Inc.	192,400	12,589
		93,434

Utilities—2.1%
ALLETE, Inc.	64,540	4,799
California Water Service Group	151,090	6,852
NorthWestern Corp.	89,800	5,361
		17,012

Total Common Stocks (Identified Cost $609,400)		805,303
Total Long-Term Investments—99.6% (Identified Cost $609,400)		805,303
Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(1)	5,221,358	5,221
Total Short-Term Investment (Identified Cost $5,221)		5,221
TOTAL INVESTMENTS—100.2% (Identified Cost $614,621)		$810,524
Other assets and liabilities, net—(0.2)%		(1,735)
NET ASSETS—100.0%		$808,789

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements.
34

Virtus Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$805,303	$805,303	$—	$—
Short-Term Investment	5,221	5,221	—	—
Total Investments	$810,524	$810,524	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
35

Virtus Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Consumer Discretionary—16.2%
Amazon.com, Inc.(1)	6,067	$ 7,095
Comcast Corp. Class A	59,486	2,382
Horton (D.R.), Inc.	36,290	1,853
Las Vegas Sands Corp.	27,395	1,904
Netflix, Inc.(1)	11,038	2,119
Priceline Group, Inc. (The)(1)	928	1,613
Royal Caribbean Cruises Ltd.	8,552	1,020
Walt Disney Co. (The)	21,016	2,260
		20,246

Consumer Staples—5.4%
Blue Buffalo Pet Products, Inc.(1)	38,969	1,278
Colgate-Palmolive Co.	18,073	1,364
Costco Wholesale Corp.	11,791	2,194
Estee Lauder Cos, Inc. (The) Class A	15,073	1,918
		6,754

Energy—1.5%
Devon Energy Corp.	14,604	605
EOG Resources, Inc.	12,033	1,298
		1,903

Financials—6.0%
American Express Co.	21,007	2,086
Charles Schwab Corp. (The)	42,485	2,183
Goldman Sachs Group, Inc. (The)	2,471	630
Morgan Stanley	32,042	1,681
SunTrust Banks, Inc.	14,601	943
		7,523

Health Care—12.9%
Agilent Technologies, Inc.	12,062	808
Alexion Pharmaceuticals, Inc.(1)	10,727	1,283
Align Technology, Inc.(1)	3,922	871
Biogen, Inc.(1)	6,536	2,082
Bristol-Myers Squibb Co.	30,816	1,888
	Shares	Value

Health Care—continued
Edwards Lifesciences Corp.(1)	15,959	$ 1,799
HCA Healthcare, Inc.(1)	7,556	664
Intuitive Surgical, Inc.(1)	3,504	1,279
Mettler-Toledo International, Inc.(1)	2,046	1,267
UnitedHealth Group, Inc.	13,260	2,923
Vertex Pharmaceuticals, Inc.(1)	7,938	1,190
		16,054

Industrials—12.4%
A.O. Smith Corp.	23,501	1,440
Cummins, Inc.	10,869	1,920
Deere & Co.	11,744	1,838
Emerson Electric Co.	24,157	1,684
Fortune Brands Home & Security, Inc.	13,108	897
Honeywell International, Inc.	20,770	3,185
IHS Markit Ltd.(1)	18,999	858
Knight-Swift Transportation Holdings, Inc.	29,262	1,279
Waste Management, Inc.	11,197	966
Xylem, Inc.	21,682	1,479
		15,546

Information Technology—43.0%
Adobe Systems, Inc.(1)	14,365	2,517
Alphabet, Inc. Class A(1)	3,581	3,772
Alphabet, Inc. Class C(1)	3,684	3,855
Analog Devices, Inc.	17,451	1,554
Apple, Inc.	39,446	6,675
Applied Materials, Inc.	42,803	2,188
Autodesk, Inc.(1)	17,150	1,798
Cognex Corp.	12,304	752
Corning, Inc.	34,533	1,105
Facebook, Inc. Class A(1)	35,639	6,289
Microchip Technology, Inc.	18,386	1,616
Microsoft Corp.	94,330	8,069
NVIDIA Corp.	9,204	1,781
salesforce.com, Inc.(1)	18,905	1,933
Splunk, Inc.(1)	17,736	1,469
Universal Display Corp.	6,470	1,117
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	53,017	$ 6,045
Workday, Inc. Class A(1)	12,170	1,238
		53,773

Materials—1.1%
Air Products & Chemicals, Inc.	3,841	630
Vulcan Materials Co.	5,518	709
		1,339

Real Estate—1.3%
Equinix, Inc.	3,528	1,599
Total Common Stocks (Identified Cost $68,480)		124,737
Total Long-Term Investments—99.8% (Identified Cost $68,480)		124,737
Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	4,525,328	4,525
Total Short-Term Investment (Identified Cost $4,525)		4,525
TOTAL INVESTMENTS—103.4% (Identified Cost $73,005)		$129,262
Other assets and liabilities, net—(3.4)%		(4,196)
NET ASSETS—100.0%		$125,066

Footnote Legend:
(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$124,737	$124,737	$—	$—
Short-Term Investment	4,525	4,525	—	—
Total Investments	$129,262	$129,262	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
36

Virtus Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Consumer Discretionary—10.6%
Cable One, Inc.	411	$ 289
Cheesecake Factory, Inc. (The)	4,652	224
Cracker Barrel Old Country Store, Inc.	1,744	277
Denny’s Corp.(1)	26,148	346
ILG, Inc.	13,320	379
iRobot Corp.(1)	1,883	145
Sinclair Broadcast Group, Inc. Class A	7,148	271
Texas Roadhouse, Inc.	7,866	414
TopBuild Corp.(1)	4,435	336
Winnebago Industries, Inc.	8,341	464
		3,145

Consumer Staples—1.0%
WD-40 Co.	2,443	288
Financials—5.2%
Ameris Bancorp	6,334	305
AMERISAFE, Inc.	3,639	224
Employers Holdings, Inc.	5,925	263
First Financial Bankshares, Inc.	5,921	267
Home BancShares, Inc.	21,685	504
		1,563

Health Care—25.9%
AMN Healthcare Services, Inc.(1)	5,001	246
Array BioPharma, Inc.(1)	33,041	423
Avexis, Inc.(1)	2,432	269
Bio-Techne Corp.	2,324	301
Cantel Medical Corp.	3,886	400
Chemed Corp.	1,605	390
Clovis Oncology, Inc.(1)	1,818	124
CorVel Corp.(1)	5,299	280
Dermira, Inc.(1)	7,327	204
Encompass Health Corp.(1)	8,279	409
Foundation Medicine, Inc.(1)	1,107	76
HealthEquity, Inc.(1)	4,871	227
ICU Medical, Inc.(1)	2,399	518
Insulet Corp.(1)	4,244	293
Ironwood Pharmaceuticals, Inc.(1)	18,544	278
La Jolla Pharmaceutical Co.(1)	6,418	207
Loxo Oncology, Inc.(1)	3,005	253
Medidata Solutions, Inc.(1)	3,093	196
Merit Medical Systems, Inc.(1)	3,695	160
Neurocrine Biosciences, Inc.(1)	4,074	316
Penumbra, Inc.(1)	2,786	262
	Shares	Value

Health Care—continued
Portola Pharmaceuticals, Inc.(1)	8,759	$ 426
PRA Health Sciences, Inc.(1)	3,348	305
Radius Health, Inc.(1)	6,082	193
Sarepta Therapeutics, Inc.(1)	5,253	292
Spark Therapeutics, Inc.(1)	2,141	110
Supernus Pharmaceuticals, Inc.(1)	8,355	333
Ultragenyx Pharmaceutical, Inc.(1)	4,616	214
		7,705

Industrials—20.4%
AAON, Inc.	11,017	404
Air Transport Services Group, Inc.(1)	12,341	286
Alamo Group, Inc.	4,174	471
Atlas Air Worldwide Holdings, Inc.(1)	3,176	186
Beacon Roofing Supply, Inc.(1)	6,801	434
BMC Stock Holdings, Inc.(1)	8,133	206
Brink’s Co. (The)	1,853	146
Dycom Industries, Inc.(1)	5,343	595
Forward Air Corp.	5,474	314
Franklin Electric Co., Inc.	7,687	353
Hexcel Corp.	4,141	256
Masonite International Corp.(1)	2,214	164
Mercury Systems, Inc.(1)	10,626	546
Multi-Color Corp.	4,843	362
On Assignment, Inc.(1)	3,543	228
Simpson Manufacturing Co., Inc.	5,872	337
Teledyne Technologies, Inc.(1)	2,714	492
Universal Forest Products, Inc.	8,020	302
		6,082

Information Technology—28.6%
Coherent, Inc.(1)	1,400	395
Fair Isaac Corp.	2,851	437
Five9, Inc.(1)	7,273	181
II-VI, Inc.(1)	14,610	686
Integrated Device Technology, Inc.(1)	11,265	335
InterXion Holding N.V.(1)	11,760	693
Littelfuse, Inc.	2,854	565
LogMeIn, Inc.	2,334	267
MaxLinear, Inc.(1)	12,480	330
MINDBODY, Inc. Class A(1)	11,544	351
MKS Instruments, Inc.	4,310	407
Monolithic Power Systems, Inc.	3,243	364
Oclaro, Inc.(1)	35,856	242
Paycom Software, Inc.(1)	4,925	396
	Shares	Value

Information Technology—continued
Pegasystems, Inc.	7,228	$ 341
Power Integrations, Inc.	3,958	291
Proofpoint, Inc.(1)	5,359	476
Q2 Holdings, Inc.(1)	13,711	505
Rogers Corp.(1)	3,459	560
Versum Materials, Inc.	10,320	391
ViaSat, Inc.(1)	4,169	312
		8,525

Materials—6.4%
Balchem Corp.	5,607	452
HB Fuller Co.	7,579	408
Olin Corp.	9,890	352
Quaker Chemical Corp.	2,518	380
Stepan Co.	4,135	326
		1,918

Real Estate—1.7%
QTS Realty Trust, Inc. Class A	9,409	510
Total Common Stocks (Identified Cost $22,718)		29,736
Total Long-Term Investments—99.8% (Identified Cost $22,718)		29,736
Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	171,488	171
Total Short-Term Investment (Identified Cost $171)		171
TOTAL INVESTMENTS—100.4% (Identified Cost $22,889)		$29,907
Other assets and liabilities, net—(0.4)%		(111)
NET ASSETS—100.0%		$29,796

Footnote Legend:
(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements.
37

Virtus Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$29,736	$29,736	$—	$—
Short-Term Investment	171	171	—	—
Total Investments	$29,907	$29,907	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
38

Virtus WCM International Equity Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Common Stocks—94.5%
Australia—4.5%
CSL Ltd.	39,806	$ 4,389
Brazil—2.3%
Raia Drogasil SA	82,500	2,283
Canada—5.9%
Canadian Pacific Railway Ltd.	20,592	3,763
Dollarama, Inc.	16,248	2,030
		5,793

Cayman Islands—3.3%
Tencent Holdings Ltd.	63,140	3,281
Denmark—7.3%
Chr Hansen Holding A/S	31,246	2,931
Coloplast A/S Class B	18,861	1,500
Novozymes A/S Class B	47,976	2,741
		7,172

France—8.1%
Essilor International Cie Generale d’Optique SA	16,783	2,315
Hermes International	4,158	2,226
LVMH Moet Hennessy Louis Vuitton SE	11,484	3,382
		7,923

Germany—2.1%
adidas AG	10,127	2,031
Hong Kong—3.5%
AIA Group Ltd.	408,600	3,486
India—3.6%
HDFC Bank Ltd. ADR	34,524	3,510
Ireland—8.3%
Accenture plc Class A	25,789	3,948
ICON plc(1)	20,793	2,332
Ryanair Holdings plc Sponsored ADR(1)	17,653	1,839
		8,119

Italy—1.9%
Luxottica Group SpA	29,775	1,827
	Shares	Value

Japan—6.3%
Keyence Corp.	7,300	$ 4,090
Sysmex Corp.	26,540	2,089
		6,179

Jersey—3.5%
Experian plc	156,406	3,455
Mexico—2.4%
Wal-Mart de Mexico SAB de CV	961,090	2,357
Netherlands—7.1%
Core Laboratories N.V.	20,988	2,299
Ferrari N.V.	19,028	1,996
Yandex N.V. Class A(1)	80,384	2,633
		6,928

Spain—1.2%
Industria de Diseno Textil SA	32,891	1,146
Sweden—3.0%
Atlas Copco AB Class A	69,225	2,989
Switzerland—9.6%
Chubb Ltd.	26,226	3,833
Nestle SA	41,233	3,546
Sika AG	260	2,065
		9,444

Taiwan—3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	87,257	3,460
United Kingdom—7.1%
Compass Group plc	158,118	3,416
Reckitt Benckiser Group plc	38,360	3,583
		6,999

Total Common Stocks (Identified Cost $72,297)		92,771
Total Long-Term Investments—94.5% (Identified Cost $72,297)		92,771
	Shares	Value

Short-Term Investment—5.4%
Money Market Mutual Fund—5.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%) (2)	5,295,920	$ 5,296
Total Short-Term Investment (Identified Cost $5,296)		5,296
TOTAL INVESTMENTS—99.9% (Identified Cost $77,593)		$98,067
Other assets and liabilities, net—0.1%		121
NET ASSETS—100.0%		$98,188

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Switzerland	10%
Ireland	8
France	8
Denmark	7
United Kingdom	7
Netherlands	7
Japan	6
Other	47
Total Investments	100%
† % of total investments as of December 31, 2017
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$92,771	$92,771	$—	$—
Short-Term Investment	5,296	5,296	—	—
Total Investments	$98,067	$98,067	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
39

Virtus Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Consumer Discretionary—28.4%
Amazon.com, Inc.(1)	1,300	$ 1,520
Lululemon Athletica, Inc.(1)	4,500	354
MercadoLibre, Inc.	3,400	1,070
Netflix, Inc.(1)	7,800	1,497
Shake Shack, Inc. Class A(1)	9,500	410
Tesla, Inc.(1)	3,800	1,183
Wayfair, Inc. Class A(1)	6,500	522
		6,556

Financials—7.2%
Charles Schwab Corp. (The)	20,800	1,069
First Republic Bank	7,000	606
		1,675

Health Care—17.4%
Celgene Corp.(1)	6,700	699
Exact Sciences Corp.(1)	20,000	1,051
Medidata Solutions, Inc.(1)	6,000	380
Nevro Corp.(1)	6,900	476
Portola Pharmaceuticals, Inc.(1)	10,000	487
Regeneron Pharmaceuticals, Inc.(1)	600	226
Teladoc, Inc.(1)	20,500	714
		4,033

Industrials—7.9%
BEST, Inc. ADR(1)	26,700	240
XPO Logistics, Inc.(1)	17,200	1,575
		1,815

Information Technology—39.0%
2U, Inc.(1)	11,900	768
Activision Blizzard, Inc.	5,000	317
Adobe Systems, Inc.(1)	2,500	438
	Shares	Value

Information Technology—continued
Alibaba Group Holding Ltd. Sponsored ADR(1)	3,700	$ 638
CoStar Group, Inc.(1)	1,000	297
Facebook, Inc. Class A(1)	6,500	1,147
Inphi Corp.(1)	9,800	359
Monolithic Power Systems, Inc.	6,825	767
NVIDIA Corp.	4,500	871
PayPal Holdings, Inc.(1)	7,000	515
Proofpoint, Inc.(1)	5,000	444
ServiceNow, Inc.(1)	3,500	456
Shopify, Inc. Class A(1)	11,700	1,182
Zillow Group, Inc. Class C(1)	20,000	818
		9,017

Total Common Stocks (Identified Cost $10,610)		23,096
Total Long-Term Investments—99.9% (Identified Cost $10,610)		23,096
Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	73,803	74
Total Short-Term Investment (Identified Cost $74)		74
TOTAL INVESTMENTS—100.2% (Identified Cost $10,684)		$23,170
Other assets and liabilities, net—(0.2)%		(56)
NET ASSETS—100.0%		$23,114
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
Canada	5
Cayman Islands	4
Total Investments	100%
† % of total investments as of December 31, 2017
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$23,096	$23,096	$—	$—
Short-Term Investment	74	74	—	—
Total Investments	$23,170	$23,170	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
40

Virtus Conservative Allocation Strategy Fund SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—99.8%
Equity Funds—35.7%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6	68,828	$ 1,130
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6	89,622	1,136
Virtus Duff & Phelps Global Infrastructure Fund - Class I	75,132	1,128
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	51,531	1,527
Virtus KAR Capital Growth Fund - Class I	66,706	1,118
Virtus KAR International Small-Cap Fund - Class R6	69,122	1,145
Virtus KAR Small-Cap Growth Fund - Class I	40,421	1,121
Virtus KAR Small-Cap Value Fund - Class R6	59,441	1,126
Virtus Rampart Enhanced Core Equity Fund - Class I	55,410	1,121
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	94,308	1,138
	Shares	Value
Equity Funds—continued
Virtus WCM International Equity Fund - Class R6	125,926	$ 1,525
		13,215

Fixed Income Funds—64.1%
Virtus Newfleet High Yield Fund - Class R6	446,350	1,879
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	727,412	7,558
Virtus Seix Core Bond Fund - Class R6	177,090	1,882
Virtus Seix Floating Rate High Income Fund - Class R6	345,825	3,012
Virtus Seix Total Return Bond Fund - Class R6	725,138	7,556
Virtus Seix U.S. Government Securities Ultra Short Bond Fund - Class R6	186,431	1,870
		23,757

Total Affiliated Mutual Funds (Identified Cost $35,340)		36,972
Total Long-Term Investments—99.8% (Identified Cost $35,340)		36,972
	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund(1)—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	582,633	$ 583
Total Short-Term Investment (Identified Cost $583)		583
TOTAL INVESTMENTS—101.4% (Identified Cost $35,923)		$37,555
Other assets and liabilities, net—(1.4)%		(503)
NET ASSETS—100.0%		$37,052

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Affiliated Mutual Funds	$36,972	$36,972	$—	$—
Short-Term Investment	583	583	—	—
Total Investments	$37,555	$37,555	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
41

Virtus Growth Allocation Strategy Fund
SCHEDULE OF INVESTMENTS December 31, 2017
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—98.2%
Equity Funds—74.2%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6	363,591	$ 5,966
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6	404,165	5,121
Virtus Duff & Phelps Global Infrastructure Fund - Class I	226,418	3,399
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	203,550	6,033
Virtus KAR Capital Growth Fund - Class I	276,457	4,633
Virtus KAR International Small-Cap Fund - Class R6	207,539	3,437
Virtus KAR Small-Cap Growth Fund - Class I	106,320	2,949
Virtus KAR Small-Cap Value Fund - Class R6	224,077	4,246
Virtus Rampart Enhanced Core Equity Fund - Class I	334,733	6,772
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	498,198	6,013
	Shares	Value
Equity Funds—continued
Virtus Vontobel Foreign Opportunities Fund Class R6	193,174	$ 6,856
Virtus WCM International Equity Fund - Class R6	640,435	7,756
		63,181

Fixed Income Funds—24.0%
Virtus Newfleet High Yield Fund - Class R6	604,132	2,544
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	821,091	8,531
Virtus Seix Floating Rate High Income Fund - Class R6	291,507	2,539
Virtus Seix Total Return Bond Fund - Class R6	654,164	6,816
		20,430

Total Affiliated Mutual Funds (Identified Cost $75,461)		83,611
Total Long-Term Investments—98.2% (Identified Cost $75,461)		83,611
	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund(1)—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	1,997,578	$ 1,998
Total Short-Term Investment (Identified Cost $1,998)		1,998
TOTAL INVESTMENTS—100.6% (Identified Cost $77,459)		$85,609
Other assets and liabilities, net—(0.6)%		(492)
NET ASSETS—100.0%		$85,117

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Affiliated Mutual Funds	$83,611	$83,611	$—	$—
Short-Term Investment	1,998	1,998	—	—
Total Investments	$85,609	$85,609	$—	$—
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017. There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.
See Notes to Financial Statements.
42

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES December 31, 2017
($ reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investments in securities at value	$ 1,977,395	$ 2,953,174	$ 810,524
Cash	— (1)	— (1)	—
Receivables
Investment securities sold	16,618	—	—
Fund shares sold	1,054	14,907	306
Dividends and interest receivable	2,064	5,396	4,920
Prepaid expenses	50	71	32
Other assets	49	72	20
Total Assets	1,997,230	2,973,620	815,802
Liabilities
Cash Overdraft	—	—	— (1)
Payables
Fund shares repurchased	15,320	24,083	5,863
Investment securities purchased	1,379	—	—
Investment advisory fees	1,305	2,066	576
Distribution and service fees	83	110	42
Administration fees	187	276	76
Transfer and sub-transfer agent fees and expenses	890	1,068	354
Printing expenses	100	124	29
Trustees’ fees and expenses	1	2	1
Professional fees	18	17	20
Trustee deferred compensation plan	49	72	20
Other Accrued Expenses	51	88	32
Total Liabilities	19,383	27,906	7,013
Net Assets	1,977,847	2,945,714	808,789
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 1,461,966	$ 2,637,142	$ 614,639
Accumulated undistributed net investment income (loss)	67	293	(20)
Accumulated Net Realized Gain (Loss) from Investments	6,646	33,920	(1,733)
Net Unrealized Appreciation (Depreciation) on Investments	509,168	274,359	195,903
Net Assets	1,977,847	2,945,714	808,789
Net Assets:
Class A	$ 323,202	$ 320,717	$ 114,673
Class C	$ 17,744	$ 48,877	$ 20,658
Class I	$ 1,300,385	$ 2,187,625	$ 673,458
Class R6*	$ 336,516	$ 388,495	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	19,953,183	25,650,580	9,948,828
Class C	1,124,264	4,012,394	2,002,973
Class I	79,549,528	172,827,353	56,238,616
Class R6*	20,507,966	30,670,180	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 16.20	$ 12.50	$ 11.53
Class C	$ 15.78	$ 12.18	$ 10.31
Class I	$ 16.35	$ 12.66	$ 11.98
Class R6*	$ 16.41	$ 12.67	$ —
See Notes to Financial Statements.
43

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.19	$ 13.26	$ 12.23
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
Investments in securities at cost	$ 1,468,227	$ 2,678,815	$ 614,621

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Amount is less than $500.
See Notes to Financial Statements.
44

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund
Assets
Investments in securities at value	$ 129,262	$ 29,907	$ 98,067
Cash	— (1)	—	—
Receivables
Fund shares sold	24	4	171
Dividends and interest receivable	40	11	37
Tax reclaims	—	—	108
Prepaid expenses	25	27	24
Other assets	3	1	2
Total Assets	129,354	29,950	98,409
Liabilities
Cash Overdraft	—	— (1)	—
Foreign currency at value	—	—	— (1)
Payables
Fund shares repurchased	294	91	70
Investment securities purchased	3,797	—	—
Investment advisory fees	61	20	72
Distribution and service fees	45	5	4
Administration fees	12	3	9
Transfer and sub-transfer agent fees and expenses	41	9	17
Printing expenses	7	2	5
Trustees’ fees and expenses	— (1)	— (1)	— (1)
Professional fees	21	20	22
Trustee deferred compensation plan	3	1	2
Other Accrued Expenses	7	3	20
Total Liabilities	4,288	154	221
Net Assets	125,066	29,796	98,188
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 56,286	$ 21,692	$ 77,658
Accumulated undistributed net investment income (loss)	(3)	(1)	233
Accumulated Net Realized Gain (Loss) from Investments	12,526	1,087	(177)
Net Unrealized Appreciation (Depreciation) on Investments	56,257	7,018	20,474
Net Assets	125,066	29,796	98,188
Net Assets:
Class A	$ 63,051	$ 6,840	$ 18,567
Class C	$ 36,930	$ 4,319	$ —
Class I	$ 24,621	$ 18,637	$ 70,342
Class R6*	$ 464	$ —	$ 9,279
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	11,478,694	987,776	1,560,400
Class C	15,275,391	1,676,452	—
Class I	3,269,703	2,121,619	5,817,769
Class R6*	61,116	—	766,361
Net Asset Value and Redemption Price Per Share:
Class A	$ 5.49	$ 6.92	$ 11.90
Class C	$ 2.42	$ 2.58	$ —
Class I	$ 7.53	$ 8.78	$ 12.09
Class R6*	$ 7.59	$ —	$ 12.11
See Notes to Financial Statements.
45

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	WCM International Equity Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 5.82	$ 7.34	$ 12.63
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
Investments in securities at cost	$ 73,005	$ 22,889	$ 77,593

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Amount is less than $500.
See Notes to Financial Statements.
46

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Zevenbergen Innovative Growth Stock Fund	Conservative Allocation Strategy Fund	Growth Allocation Strategy Fund
Assets
Investments in securities at value	$ 23,170	$ 583	$ 1,998
Investment in affiliated fund at value	—	36,972	83,611
Receivables
Investment securities sold	242	—	—
Fund shares sold	8	27	18
Receivable from adviser	—	3	45
Dividends and interest receivable	2	71	70
Prepaid expenses	14	26	27
Other assets	1	1	2
Total Assets	23,437	37,683	85,771
Liabilities
Cash Overdraft	104	—	—
Payables
Fund shares repurchased	1	510	467
Investment securities purchased	171	70	69
Investment advisory fees	9	—	—
Distribution and service fees	1	14	13
Administration fees	2	4	8
Transfer and sub-transfer agent fees and expenses	10	10	58
Printing expenses	1	2	6
Trustees’ fees and expenses	— (1)	— (1)	— (1)
Professional fees	20	15	20
Trustee deferred compensation plan	1	1	2
Other Accrued Expenses	3	5	11
Total Liabilities	323	631	654
Net Assets	23,114	37,052	85,117
Net Assets Consist of
Capital paid in on shares of beneficial interest	$ 9,202	$ 35,133	$ 74,595
Accumulated undistributed net investment income (loss)	(1)	(1)	234
Accumulated Net Realized Gain (Loss) from Investments	1,427	288	2,138
Net Unrealized Appreciation (Depreciation) on Investments	12,486	1,632	8,150
Net Assets	23,114	37,052	85,117
Net Assets:
Class A	$ 5,484	$ 6,707	$ 15,068
Class C	$ —	$ 14,294	$ 11,099
Class I	$ 17,630	$ 16,051	$ 58,950
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	274,751	566,248	1,586,356
Class C	—	1,221,267	1,207,228
Class I	835,474	1,356,430	6,158,699
Net Asset Value and Redemption Price Per Share:
Class A	$ 19.96	$ 11.85	$ 9.50
Class C	$ —	$ 11.70	$ 9.19
Class I	$ 21.10	$ 11.83	$ 9.57
See Notes to Financial Statements.
47

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2017
($ reported in thousands except shares and per share amounts)
	Zevenbergen Innovative Growth Stock Fund	Conservative Allocation Strategy Fund	Growth Allocation Strategy Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 21.18	$ 12.57	$ 10.08
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
Investments in securities at cost	$ 10,684	$ 583	$ 1,998
Affiliated Investments, at cost	—	35,340	75,461

(1)	Amount is less than $500.
See Notes to Financial Statements.
48

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS YEAR ENDED December 31, 2017
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 34,367	$ 57,565	$ 47,728	$ 71,416
Security lending, net of fees	1	28	873	554
Foreign taxes withheld	(5)	—	(77)	—
Total Investment Income	34,363	57,593	48,524	71,970
Expenses
Investment advisory fees	9,876	13,960	15,783	22,595
Distribution and service fees, Class A	610	1,066	651	1,133
Distribution and service fees, Class C	134	189	390	564
Administration Fees	1,126	212	1,700	324
Transfer agent fees and expenses	461	165	933	1,359
Sub-transfer agent fees, Class A	627	1,221	708	1,353
Sub-transfer agent fees, Class C	8	—	30	—
Sub-transfer agent fees, Class I	2,545	5,527	3,343	7,405
Sub-Administration fees	56	263	82	399
Custodian fees	26	31	38	47
Printing fees and expenses	87	128	210	363
Professional fees	38	109	49	167
Registration fees	49	58	51	111
Trustees’ fees and expenses	103	122	156	187
Miscellaneous expenses	140	264	208	408
Total Expenses	15,886	23,315	24,332	36,415
Less expenses reimbursed, waived and/or recouped by investment adviser	(1,036)	(2,179)	(76)	(244)
Distribution fees reimbursed (Note 13)	(111)	—	(119)	—
Net expenses	14,739	21,136	24,137	36,171
Net Investment income (loss)	19,624	36,457	24,387	35,799
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	156,109	198,054	318,771	416,382
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	56,565	129,587	(166,469)	220,581
Net Realized and Unrealized Gain (Loss) on Investments	212,674	327,641	152,302	636,963
Net increase (decrease) in net assets resulting from operations	$ 232,298	$ 364,098	$ 176,689	$ 672,762

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
49

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		Silvant Large-Cap Growth Stock Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 19,031	$ 19,876	$ 1,430	$ 2,133
Security lending, net of fees	—	—	3	59
Foreign taxes withheld	(8)	(43)	—	—
Total Investment Income	19,023	19,833	1,433	2,192
Expenses
Investment advisory fees	5,369	7,780	866	1,605
Distribution and service fees, Class A	217	366	117	182
Distribution and service fees, Class C	165	269	276	376
Administration Fees	476	93	84	23
Transfer agent fees and expenses	204	114	114	276
Sub-transfer agent fees, Class A	235	426	116	20
Sub-transfer agent fees, Class C	14	—	17	—
Sub-transfer agent fees, Class I	1,335	2,654	109	353
Sub-Administration fees	23	116	4	28
Custodian fees	17	19	8	4
Printing fees and expenses	48	83	12	18
Professional fees	32	48	26	11
Registration fees	36	51	40	54
Trustees’ fees and expenses	45	54	9	13
Miscellaneous expenses	61	122	14	38
Total Expenses	8,277	12,195	1,812	3,001
Less expenses reimbursed, waived and/or recouped by investment adviser	(19)	(3)	(207)	(292)
Distribution fees reimbursed (Note 13)	(35)	—	(29)	—
Net expenses	8,223	12,192	1,576	2,709
Net Investment income (loss)	10,800	7,641	(143)	(517)
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	68,490	123,271	50,580	51,579
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,900)	47,650	(24,440)	(34,343)
Net Realized and Unrealized Gain (Loss) on Investments	56,590	170,921	26,140	17,236
Net increase (decrease) in net assets resulting from operations	$ 67,390	$ 178,562	$ 25,997	$ 16,719

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
50

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Silvant Small-Cap Growth Stock Fund		WCM International Equity Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 172	$ 358	$ 1,166	$ 972
Security lending, net of fees	15	48	3	11
Foreign taxes withheld	—	—	(101)	(91)
Total Investment Income	187	406	1,068	892
Expenses
Investment advisory fees	221	402	562	515
Distribution and service fees, Class A	13	21	31	27
Distribution and service fees, Class C	33	47	—	—
Administration Fees	19	5	51	6
Transfer agent fees and expenses	15	23	32	35
Sub-transfer agent fees, Class A	3	3	14	1
Sub-transfer agent fees, Class C	2	—	—	—
Sub-transfer agent fees, Class I	43	108	39	45
Sub-Administration fees	1	6	3	8
Custodian fees	6	4	37	19
Printing fees and expenses	4	5	13	12
Professional fees	25	2	34	9
Registration fees	40	53	30	49
Trustees’ fees and expenses	2	3	4	3
Miscellaneous expenses	3	15	19	34
Total Expenses	430	697	869	763
Less expenses reimbursed, waived and/or recouped by investment adviser	(58)	(46)	(51)	(65)
Distribution fees reimbursed (Note 13)	(3)	—	(2)	—
Net expenses	369	651	816	698
Net Investment income (loss)	(182)	(245)	252	194
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	3,773	6,630	834	(211)
Foreign Currency Translations	—	—	(9)	—
Forward Currency Transactions	—	—	— (2)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(231)	2,168	13,346	5,750
Foreign Currency Translations	—	—	4	—
Net Realized and Unrealized Gain (Loss) on Investments	3,542	8,798	14,175	5,539
Net increase (decrease) in net assets resulting from operations	$ 3,360	$ 8,553	$ 14,427	$ 5,733

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
(2)	Amount is less than $500.
See Notes to Financial Statements.
51

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund		Conservative Allocation Strategy Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 26	$ 28	$ 32	$ 410
Dividends from affiliated funds	—	—	655	642
Total Investment Income	26	28	687	1,052
Expenses
Investment advisory fees	180	204	30	55
Distribution and service fees, Class A	12	20	13	35
Distribution and service fees, Class C	—	—	115	181
Administration Fees	16	2	30	6
Transfer agent fees and expenses	11	13	15	24
Sub-transfer agent fees, Class A	6	6	4	7
Sub-transfer agent fees, Class C	—	—	6	—
Sub-transfer agent fees, Class I	37	48	15	29
Sub-Administration fees	1	3	1	20
Custodian fees	7	7	12	16
Printing fees and expenses	4	3	4	7
Professional fees	24	1	19	3
Registration fees	23	31	28	42
Trustees’ fees and expenses	2	1	2	3
Miscellaneous expenses	4	13	4	14
Total Expenses	327	352	298	442
Less expenses reimbursed, waived and/or recouped by investment adviser	(36)	(26)	(70)	(60)
Distribution fees reimbursed (Note 13)	(2)	—	(9)	—
Net expenses	289	326	219	382
Net Investment income (loss)	(263)	(298)	468	670
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	3,302	3,193	820	77
Affiliated Investments	—	—	1,289	—
Capital Gain Received from Investments in Affiliated Investment Companies	—	—	743	1,180
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,372	1,488	(538)	(42)
Affiliated Investments	—	—	(470)	942
Net Realized and Unrealized Gain (Loss) on Investments	4,674	4,681	1,844	2,157
Net increase (decrease) in net assets resulting from operations	$ 4,411	$ 4,383	$ 2,312	$ 2,827

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
52

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED December 31, 2017
($ reported in thousands)
	Growth Allocation Strategy Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017
Investment Income
Dividends	$ 76	$ 227
Dividends from affiliated funds	858	360
Total Investment Income	934	587
Expenses
Investment advisory fees	51	41
Distribution and service fees, Class A	22	19
Distribution and service fees, Class C	57	24
Distribution and service fees, Class I	1	—
Administration Fees	53	4
Transfer agent fees and expenses	25	13
Sub-transfer agent fees, Class A	11	1
Sub-transfer agent fees, Class C	5	—
Sub-transfer agent fees, Class I	118	119
Sub-Administration fees	2	20
Custodian fees	13	14
Printing fees and expenses	6	3
Professional fees	25	2
Registration fees	27	42
Trustees’ fees and expenses	4	2
Miscellaneous expenses	6	12
Total Expenses	426	316
Less expenses reimbursed, waived and/or recouped by investment adviser	(100)	(78)
Distribution fees reimbursed (Note 13)	(7)	—
Net expenses	319	238
Net Investment income (loss)	615	349
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments	2,431	738
Affiliated Investments	7,670	—
Capital Gain Received from Investments in Affiliated Investment Companies	3,775	1,619
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(909)	386
Affiliated Investments	2,149	1,065
Net Realized and Unrealized Gain (Loss) on Investments	15,116	3,808
Net increase (decrease) in net assets resulting from operations	$ 15,731	$ 4,157

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
53

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund			Ceredex Mid-Cap Value Equity Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 19,624	$ 36,457	$ 29,744	$ 24,387	$ 35,799	$ 43,782
Net realized gain (loss)	156,109	198,054	61,008	318,771	416,382	58,904
Net change in unrealized appreciation (depreciation)	56,565	129,587	(146,177)	(166,469)	220,581	(309,127)
Increase (decrease) in net assets resulting from operations	232,298	364,098	(55,425)	176,689	672,762	(206,441)
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(3,620)	(4,823)	(4,596)	(1,936)	(3,509)	(3,557)
Class C	(125)	(171)	(151)	(99)	(286)	(401)
Class I	(17,469)	(23,506)	(24,293)	(19,862)	(31,949)	(35,723)
Class R6*	(5,496)	(5,537)	(1,931)	(4,155)	(3,721)	(2,319)
Net Realized Gains
Class A	(46,498)	(1,413)	(31,413)	(58,948)	(13,157)	(23,673)
Class C	(2,612)	(75)	(1,619)	(9,162)	(1,988)	(4,182)
Class I	(185,480)	(5,721)	(130,478)	(393,155)	(91,349)	(161,563)
Class R6*	(49,356)	(1,161)	(8,723)	(66,344)	(8,470)	(7,897)
Total Dividends and Distributions	(310,656)	(42,407)	(203,204)	(553,661)	(154,429)	(239,315)
Change in Net Assets from Capital transactions
Class A	1,064	(81,052)	(50,326)	(6,422)	(87,956)	(138,958)
Class C	(79)	(3,284)	289	(139)	(17,440)	(13,913)
Class I	(81,764)	(229,798)	(290,150)	(248,008)	(416,649)	(457,847)
Class R6*	28,012	6,109	246,664	144,459	64,349	175,505
Increase (decrease) in net assets from share transactions	(52,767)	(308,025)	(93,523)	(110,110)	(457,696)	(435,213)
Net increase (decrease) in net assets	(131,125)	13,666	(352,152)	(487,082)	60,637	(880,970)
Net Assets
Beginning of period	2,108,972	2,095,306	2,447,458	3,432,796	3,372,159	4,253,129
End of Period	$1,977,847	$2,108,972	$2,095,306	$2,945,714	$3,432,796	$3,372,159
Accumulated undistributed net investment income (loss) at end of period	$ 67	$ 8,368	$ 5,948	$ 293	$ 2,004	$ 10,555

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
54

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund			Silvant Large-Cap Growth Stock Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 10,800	$ 7,641	$ 9,402	$ (143)	$ (517)	$ (931)
Net realized gain (loss)	68,490	123,271	160,397	50,580	51,579	12,551
Net change in unrealized appreciation (depreciation)	(11,900)	47,650	(185,414)	(24,440)	(34,343)	(16,826)
Increase (decrease) in net assets resulting from operations	67,390	178,562	(15,615)	25,997	16,719	(5,206)
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(1,424)	(919)	(1,361)	—	—	—
Class C	(197)	(131)	(232)	—	—	—
Class I	(9,199)	(7,849)	(11,307)	—	—	—
Net Realized Gains
Class A	(17,475)	(5,439)	(33,547)	(24,485)	(8,690)	(5,724)
Class C	(3,552)	(1,282)	(8,088)	(24,341)	(7,643)	(5,427)
Class I	(103,146)	(33,291)	(207,815)	(8,681)	(11,447)	(9,097)
Class R6*	—	—	—	(2,009)	(3,486)	(3,074)
Total Dividends and Distributions	(134,993)	(48,911)	(262,350)	(59,516)	(31,266)	(23,322)
Change in Net Assets from Capital transactions
Class A	846	(14,300)	(3,434)	16,370	2,917	3,065
Class C	(1,722)	(6,505)	2,673	19,256	1,175	10
Class I	(57,002)	(143,477)	(67,088)	(66,828)	(13,861)	(5,197)
Class R6*	—	—	—	(24,152)	(11,595)	(12,335)
Increase (decrease) in net assets from share transactions	(57,878)	(164,282)	(67,849)	(55,354)	(21,364)	(14,457)
Net increase (decrease) in net assets	(125,481)	(34,631)	(345,814)	(88,873)	(35,911)	(42,985)
Net Assets
Beginning of period	934,270	968,901	1,314,715	213,939	249,850	292,835
End of Period	$ 808,789	$ 934,270	$ 968,901	$125,066	$213,939	$249,850
Accumulated undistributed net investment income (loss) at end of period	$ (20)	$ —	$ 1,383	$ (3)	$ (129)	$ (193)

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
55

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Small-Cap Growth Stock Fund			WCM International Equity Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ (182)	$ (245)	$ (719)	$ 252	$ 193	$ 269
Net realized gain (loss)	3,773	6,630	23,215	825	(210)	2,972
Net change in unrealized appreciation (depreciation)	(231)	2,168	(34,291)	13,350	5,751	(3,563)
Increase (decrease) in net assets resulting from operations	3,360	8,553	(11,795)	14,427	5,734	(322)
Dividends and Distributions to Shareholders
Net Investment Income
Class A	—	—	—	(15)	(61)	(24)
Class I	—	—	—	(82)	(198)	(121)
Class R6*	—	—	—	(13)	(33)	—
Net Realized Gains
Class A	(1,011)	(1,016)	(2,963)	—	(79)	(354)
Class C	(1,459)	(1,293)	(2,794)	—	—	—
Class I	(2,493)	(3,661)	(14,333)	—	(226)	(880)
Class R6*	—	(441)	(1,478)	—	(32)	(766)
Total Dividends and Distributions	(4,963)	(6,411)	(21,568)	(110)	(629)	(2,145)
Change in Net Assets from Capital transactions
Class A	144	(77)	1,067	1,737	9,517	97
Class C	594	563	1,902	—	—	—
Class I	(9,959)	(11,756)	(66,291)	8,947	18,634	11,230
Class R6*	(300)	(1,218)	(793)	1,393	194	6,339
Increase (decrease) in net assets from share transactions	(9,521)	(12,488)	(64,115)	12,077	28,345	17,666
Net increase (decrease) in net assets	(11,124)	(10,346)	(97,478)	26,394	33,450	15,199
Net Assets
Beginning of period	40,920	51,266	148,744	71,794	38,344	23,145
End of Period	$ 29,796	$ 40,920	$ 51,266	$98,188	$71,794	$38,344
Accumulated undistributed net investment income (loss) at end of period	$ (1)	$ (67)	$ (83)	$ 233	$ 110	$ 225

*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
56

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund			Conservative Allocation Strategy Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ (263)	$ (298)	$ (419)	$ 468	$ 670	$ 853
Net realized gain (loss)	3,302	3,193	2,937	2,852	1,257	70
Net change in unrealized appreciation (depreciation)	1,372	1,488	(4,841)	(1,008)	900	(2,320)
Increase (decrease) in net assets resulting from operations	4,411	4,383	(2,323)	2,312	2,827	(1,397)
Dividends and Distributions to Shareholders
Net Investment Income
Class A	—	—	—	(136)	(170)	(204)
Class C	—	—	—	(199)	(231)	(158)
Class I	—	—	—	(391)	(492)	(572)
Net Realized Gains
Class A	(584)	(971)	(702)	(488)	(36)	(349)
Class C	—	—	—	(1,151)	(72)	(480)
Class I	(1,867)	(2,005)	(1,394)	(1,312)	(85)	(800)
Total Dividends and Distributions	(2,451)	(2,976)	(2,096)	(3,677)	(1,086)	(2,563)
Change in Net Assets from Capital transactions
Class A	(1,424)	(2,020)	(427)	(1,129)	(6,818)	(671)
Class C	—	—	—	(1,485)	(3,344)	2,087
Class I	(6,127)	2,988	(3,681)	(1,237)	(13,977)	411
Increase (decrease) in net assets from share transactions	(7,551)	968	(4,108)	(3,851)	(24,139)	1,827
Net increase (decrease) in net assets	(5,591)	2,375	(8,527)	(5,216)	(22,398)	(2,133)
Net Assets
Beginning of period	28,705	26,330	34,857	42,268	64,666	66,799
End of Period	$23,114	$28,705	$26,330	$37,052	$ 42,268	$64,666
Accumulated undistributed net investment income (loss) at end of period	$ (1)	$ (78)	$ (79)	$ (1)	$ 114	$ 125

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
57

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Growth Allocation Strategy Fund
	Fiscal Period Ended December 31, 2017(1)	Year Ended March 31, 2017	Year Ended March 31, 2016
Increase (decrease) in Net Assets resulting from Operations
Net investment income (loss)	$ 615	$ 349	$ 488
Net realized gain (loss)	13,876	2,357	2,558
Net change in unrealized appreciation (depreciation)	1,240	1,451	(5,495)
Increase (decrease) in net assets resulting from operations	15,731	4,157	(2,449)
Dividends and Distributions to Shareholders
Net Investment Income
Class A	(183)	(62)	(67)
Class C	(105)	(12)	(11)
Class I	(720)	(399)	(479)
Net Realized Gains
Class A	(2,103)	(358)	(545)
Class C	(1,497)	(135)	(203)
Class I	(8,598)	(1,922)	(3,233)
Total Dividends and Distributions	(13,206)	(2,888)	(4,538)
Change in Net Assets from Capital transactions
Class A	8,759	(1,641)	(635)
Class C	8,813	(686)	(192)
Class I	24,642	(6,626)	(9,409)
Increase (decrease) in net assets from share transactions	42,214	(8,953)	(10,236)
Net increase (decrease) in net assets	44,739	(7,684)	(17,223)
Net Assets
Beginning of period	40,378	48,062	65,285
End of Period	$ 85,117	$40,378	$ 48,062
Accumulated undistributed net investment income (loss) at end of period	$ 234	$ 6	$ 15

(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
See Notes to Financial Statements.
58

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)

Ceredex Large-Cap Value Equity Fund
Class A
4/1/17 to 12/31/17(6)	$16.98	0.13	1.84	1.97	(0.20)	(2.55)	(2.75)	(0.78)	16.20	12.14%	$ 323,202	1.24%	1.30%	1.04%	54%
4/1/16 to 3/31/17	14.60	0.23	2.43	2.66	(0.22)	(0.06)	(0.28)	2.38	16.98	18.31	335,256	1.25	1.36	1.45	77
4/1/15 to 3/31/16	16.48	0.17	(0.56)	(0.39)	(0.19)	(1.30)	(1.49)	(1.88)	14.60	(2.46)	362,805	1.27	1.37	1.09	66
4/1/14 to 3/31/15	16.90	0.18	0.99	1.17	(0.18)	(1.41)	(1.59)	(0.42)	16.48	6.98	461,642	1.25	1.36	1.03	73
4/1/13 to 3/31/14	15.67	0.19	3.27	3.46	(0.19)	(2.04)	(2.23)	1.23	16.90	22.60	379,768	1.19	1.37	1.13	81
4/1/12 to 3/31/13	13.70	0.21	1.95	2.16	(0.19)	—	(0.19)	1.97	15.67	15.93	287,957	1.16	1.26	1.48	78
Class C
4/1/17 to 12/31/17(6)	$16.59	0.08	1.78	1.86	(0.12)	(2.55)	(2.67)	(0.81)	15.78	11.76%	$ 17,744	1.68%	1.86%	0.61%	54%
4/1/16 to 3/31/17	14.28	0.15	2.37	2.52	(0.15)	(0.06)	(0.21)	2.31	16.59	17.70	18,590	1.72	1.72	0.98	77
4/1/15 to 3/31/16	16.15	0.10	(0.55)	(0.45)	(0.12)	(1.30)	(1.42)	(1.87)	14.28	(2.88)	19,053	1.71	1.71	0.65	66
4/1/14 to 3/31/15	16.59	0.10	0.97	1.07	(0.10)	(1.41)	(1.51)	(0.44)	16.15	6.50	21,207	1.71	1.71	0.57	73
4/1/13 to 3/31/14	15.42	0.10	3.22	3.32	(0.11)	(2.04)	(2.15)	1.17	16.59	21.98	20,239	1.71	1.71	0.62	81
4/1/12 to 3/31/13	13.50	0.12	1.92	2.04	(0.12)	—	(0.12)	1.92	15.42	15.25	16,394	1.75	1.75	0.89	78
Class I
4/1/17 to 12/31/17(6)	$17.11	0.17	1.86	2.03	(0.24)	(2.55)	(2.79)	(0.76)	16.35	12.42%	$1,300,385	0.97%	1.05%	1.31%	54%
4/1/16 to 3/31/17	14.71	0.28	2.45	2.73	(0.27)	(0.06)	(0.33)	2.40	17.11	18.63	1,432,996	0.97	1.09	1.73	77
4/1/15 to 3/31/16	16.60	0.22	(0.57)	(0.35)	(0.24)	(1.30)	(1.54)	(1.89)	14.71	(2.19)	1,440,587	0.97	1.09	1.40	66
4/1/14 to 3/31/15	17.02	0.23	0.99	1.22	(0.23)	(1.41)	(1.64)	(0.42)	16.60	7.25	1,927,039	0.95	1.07	1.33	73
4/1/13 to 3/31/14	15.76	0.24	3.29	3.53	(0.23)	(2.04)	(2.27)	1.26	17.02	22.94	1,799,158	0.91	1.06	1.42	81
4/1/12 to 3/31/13	13.77	0.24	1.97	2.21	(0.22)	—	(0.22)	1.99	15.76	16.24	1,442,154	0.89	0.89	1.74	78
Class R6*
4/1/17 to 12/31/17(6)	$17.18	0.21	1.85	2.06	(0.28)	(2.55)	(2.83)	(0.77)	16.41	12.60%	$ 336,516	0.72%	0.80%	1.57%	54%
4/1/16 to 3/31/17	14.77	0.32	2.46	2.78	(0.31)	(0.06)	(0.37)	2.41	17.18	18.92	322,129	0.72	0.72	1.98	77
4/1/15 to 3/31/16	16.66	0.23	(0.53)	(0.30)	(0.29)	(1.30)	(1.59)	(1.89)	14.77	(1.90)	272,861	0.72	0.72	1.48	66
8/1/14 to 3/31/15(7)	17.54	0.19	0.54	0.73	(0.20)	(1.41)	(1.61)	(0.88)	16.66	4.26	37,570	0.71	0.71	1.65	73

Ceredex Mid-Cap Value Equity Fund
Class A
4/1/17 to 12/31/17(6)	$14.33	0.08	0.69	0.77	(0.08)	(2.52)	(2.60)	(1.83)	12.50	5.87%	$ 320,717	1.38%	1.37% (8)	0.75% (8)	82%
4/1/16 to 3/31/17	12.22	0.11	2.63	2.74	(0.13)	(0.50)	(0.63)	2.11	14.33	22.69	369,102	1.39	1.45	0.81	108
4/1/15 to 3/31/16	13.60	0.11	(0.70)	(0.59)	(0.10)	(0.69)	(0.79)	(1.38)	12.22	(4.11)	397,599	1.40	1.45	0.86	98
4/1/14 to 3/31/15	13.96	0.09	0.92	1.01	(0.08)	(1.29)	(1.37)	(0.36)	13.60	7.45	590,327	1.38	1.41	0.64	94
4/1/13 to 3/31/14	12.96	0.10	2.62	2.72	(0.09)	(1.63)	(1.72)	1.00	13.96	21.68	611,880	1.35	1.40	0.76	108
4/1/12 to 3/31/13	10.99	0.13	1.98	2.11	(0.11)	(0.03)	(0.14)	1.97	12.96	19.43	490,381	1.34	1.38	1.17	123
Class C
4/1/17 to 12/31/17(6)	$14.02	0.03	0.68	0.71	(0.03)	(2.52)	(2.55)	(1.84)	12.18	5.52%	$ 48,877	1.80%	1.92%	0.33%	82%
4/1/16 to 3/31/17	11.96	0.05	2.58	2.63	(0.07)	(0.50)	(0.57)	2.06	14.02	22.23 (9)	55,580	1.80	1.80	0.39	108
4/1/15 to 3/31/16	13.34	0.06	(0.68)	(0.62)	(0.07)	(0.69)	(0.76)	(1.38)	11.96	(4.49)	64,160	1.78	1.78	0.50	98
4/1/14 to 3/31/15	13.72	0.04	0.90	0.94	(0.03)	(1.29)	(1.32)	(0.38)	13.34	7.06	87,115	1.75	1.75	0.28	94
4/1/13 to 3/31/14	12.77	0.05	2.58	2.63	(0.05)	(1.63)	(1.68)	0.95	13.72	21.26	81,961	1.76	1.76	0.36	108
4/1/12 to 3/31/13	10.85	0.07	1.95	2.02	(0.07)	(0.03)	(0.10)	1.92	12.77	18.75	53,893	1.86	1.86	0.65	123
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
59

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class I
4/1/17 to 12/31/17(6)	$14.48	0.12	0.70	0.82	(0.12)	(2.52)	(2.64)	(1.82)	12.66	6.21%	$2,187,625	1.04%	1.04%	1.09%	82%
4/1/16 to 3/31/17	12.34	0.15	2.66	2.81	(0.17)	(0.50)	(0.67)	2.14	14.48	23.08	2,716,560	1.08	1.08	1.12	108
4/1/15 to 3/31/16	13.74	0.15	(0.71)	(0.56)	(0.15)	(0.69)	(0.84)	(1.40)	12.34	(3.85)	2,717,761	1.12	1.12	1.16	98
4/1/14 to 3/31/15	14.09	0.13	0.93	1.06	(0.12)	(1.29)	(1.41)	(0.35)	13.74	7.76	3,552,288	1.10	1.10	0.92	94
4/1/13 to 3/31/14	13.06	0.14	2.64	2.78	(0.12)	(1.63)	(1.75)	1.03	14.09	22.03	3,159,585	1.09	1.10	1.02	108
4/1/12 to 3/31/13	11.07	0.16	2.00	2.16	(0.14)	(0.03)	(0.17)	1.99	13.06	19.73	2,168,210	1.08	1.08	1.44	123
Class R6*
4/1/17 to 12/31/17(6)	$14.49	0.15	0.70	0.85	(0.15)	(2.52)	(2.67)	(1.82)	12.67	6.41%	$ 388,495	0.80%	0.85%	1.37%	82%
4/1/16 to 3/31/17	12.36	0.19	2.66	2.85	(0.22)	(0.50)	(0.72)	2.13	14.49	23.34	291,554	0.80	0.80	1.44	108
4/1/15 to 3/31/16	13.76	0.21	(0.72)	(0.51)	(0.20)	(0.69)	(0.89)	(1.40)	12.36	(3.45)	192,640	0.80	0.80	1.68	98
8/1/14 to 3/31/15(7)	14.28	0.13	0.77	0.90	(0.13)	(1.29)	(1.42)	(0.52)	13.76	6.54	23,398	0.75	0.75	1.39	94

Ceredex Small-Cap Value Equity Fund
Class A
4/1/17 to 12/31/17(6)	$12.58	0.14	0.90	1.04	(0.16)	(1.93)	(2.09)	(1.05)	11.53	8.74%	$ 114,673	1.47%	1.50%	1.52%	15%
4/1/16 to 3/31/17	10.96	0.07	2.20	2.27	(0.09)	(0.56)	(0.65)	1.62	12.58	20.81 (9)	123,495	1.55	1.55	0.58	29
4/1/15 to 3/31/16	15.25	0.08	(0.50)	(0.42)	(0.15)	(3.72)	(3.87)	(4.29)	10.96	(1.07) (9)	121,367	1.55	1.55	0.62	36
4/1/14 to 3/31/15	17.61	0.15	0.38	0.53	(0.10)	(2.79)	(2.89)	(2.36)	15.25	3.79	162,732	1.52	1.52	0.89	10
4/1/13 to 3/31/14	15.19	0.12	3.05	3.17	(0.11)	(0.64)	(0.75)	2.42	17.61	20.96	195,098	1.50	1.50	0.73	37
4/1/12 to 3/31/13	13.58	0.15	2.05	2.20	(0.19)	(0.40)	(0.59)	1.61	15.19	16.77	181,308	1.50	1.50	1.14	27
Class C
4/1/17 to 12/31/17(6)	$11.46	0.09	0.80	0.89	(0.11)	(1.93)	(2.04)	(1.15)	10.31	8.28%	$ 20,658	1.90%	2.07%	1.05%	15%
4/1/16 to 3/31/17	10.04	0.02	2.02	2.04	(0.06)	(0.56)	(0.62)	1.42	11.46	20.35	24,529	1.90	1.90	0.22	29
4/1/15 to 3/31/16	14.31	0.03	(0.47)	(0.44)	(0.11)	(3.72)	(3.83)	(4.27)	10.04	(1.34)	27,410	1.90	1.90	0.28	36
4/1/14 to 3/31/15	16.71	0.08	0.36	0.44	(0.05)	(2.79)	(2.84)	(2.40)	14.31	3.42	33,793	1.88	1.88	0.54	10
4/1/13 to 3/31/14	14.47	0.06	2.90	2.96	(0.08)	(0.64)	(0.72)	2.24	16.71	20.53	38,408	1.87	1.87	0.36	37
4/1/12 to 3/31/13	12.98	0.08	1.95	2.03	(0.14)	(0.40)	(0.54)	1.49	14.47	16.17	36,015	1.99	1.99	0.65	27
Class I
4/1/17 to 12/31/17(6)	$12.99	0.16	0.94	1.10	(0.18)	(1.93)	(2.11)	(1.01)	11.98	8.94%	$ 673,458	1.22%	1.22%	1.72%	15%
4/1/16 to 3/31/17	11.30	0.11	2.27	2.38	(0.13)	(0.56)	(0.69)	1.69	12.99	21.15	786,245	1.24	1.24	0.87	29
4/1/15 to 3/31/16	15.59	0.13	(0.50)	(0.37)	(0.20)	(3.72)	(3.92)	(4.29)	11.30	(0.64)	820,124	1.21	1.21	0.93	36
4/1/14 to 3/31/15	17.95	0.20	0.38	0.58	(0.15)	(2.79)	(2.94)	(2.36)	15.59	4.07	1,118,190	1.21	1.21	1.16	10
4/1/13 to 3/31/14	15.45	0.17	3.11	3.28	(0.14)	(0.64)	(0.78)	2.50	17.95	21.34	1,528,174	1.22	1.22	1.01	37
4/1/12 to 3/31/13	13.80	0.20	2.08	2.28	(0.23)	(0.40)	(0.63)	1.65	15.45	17.07	1,408,597	1.20	1.20	1.44	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
60

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)

Silvant Large-Cap Growth Stock Fund
Class A
4/1/17 to 12/31/17(6)	$ 7.20	(0.01)	1.21	1.20	—	(2.91)	(2.91)	(1.71)	5.49	17.88%	$ 63,051	1.23%	1.46%	(0.09) %	14%
4/1/16 to 3/31/17	7.81	(0.02)	0.57	0.55	—	(1.16)	(1.16)	(0.61)	7.20	7.83	60,900	1.23	1.24	(0.27)	42
4/1/15 to 3/31/16	8.75	(0.03)	(0.11)	(0.14)	—	(0.80)	(0.80)	(0.94)	7.81	(2.13)	62,115	1.20	1.21	(0.39)	10
4/1/14 to 3/31/15	8.35	(0.02)	1.20	1.18	—	(0.78)	(0.78)	0.40	8.75	14.83	65,953	1.18	1.19	(0.26)	13
4/1/13 to 3/31/14	7.27	(0.02)	1.96	1.94	—	(0.86)	(0.86)	1.08	8.35	26.99	64,288	1.19	1.20	(0.20)	21
4/1/12 to 3/31/13	11.96	— (10)	0.21	0.21	—	(4.90)	(4.90)	(4.69)	7.27	3.43	56,511	1.20	1.20	(0.01)	40
Class C
4/1/17 to 12/31/17(6)	$ 4.62	(0.03)	0.74	0.71	—	(2.91)	(2.91)	(2.20)	2.42	17.32%	$ 36,930	1.91%	2.02%	(0.77) %	14%
4/1/16 to 3/31/17	5.45	(0.05)	0.38	0.33	—	(1.16)	(1.16)	(0.83)	4.62	7.16	36,141	1.90	1.90	(0.95)	42
4/1/15 to 3/31/16	6.38	(0.06)	(0.07)	(0.13)	—	(0.80)	(0.80)	(0.93)	5.45	(2.77)	40,086	1.88	1.89	(1.06)	10
4/1/14 to 3/31/15	6.32	(0.06)	0.90	0.84	—	(0.78)	(0.78)	0.06	6.38	14.20	46,678	1.86	1.87	(0.90)	13
4/1/13 to 3/31/14	5.71	(0.06)	1.53	1.47	—	(0.86)	(0.86)	0.61	6.32	26.09	34,249	1.88	1.88	(0.90)	21
4/1/12 to 3/31/13	10.52	(0.06)	0.15	0.09	—	(4.90)	(4.90)	(4.81)	5.71	2.69	31,625	1.89	1.89	(0.70)	40
Class I
4/1/17 to 12/31/17(6)	$ 8.92	0.01	1.51	1.52	—	(2.91)	(2.91)	(1.39)	7.53	18.04%	$ 24,621	0.97%	1.22%	0.22%	14%
4/1/16 to 3/31/17	9.38	— (10)	0.70	0.70	—	(1.16)	(1.16)	(0.46)	8.92	8.14	92,638	0.97	1.26	(0.02)	42
4/1/15 to 3/31/16	10.32	(0.02)	(0.12)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.38	(1.79)	110,562	0.97	1.24	(0.15)	10
4/1/14 to 3/31/15	9.70	—	1.40	1.40	—	(0.78)	(0.78)	0.62	10.32	15.03	127,236	0.94	1.17	(0.04)	13
4/1/13 to 3/31/14	8.31	0.01	2.24	2.25	—	(0.86)	(0.86)	1.39	9.70	27.35	188,294	0.92	1.09	0.07	21
4/1/12 to 3/31/13	12.95	0.03	0.24	0.27	(0.01)	(4.90)	(4.91)	(4.64)	8.31	3.64	167,887	0.94	0.94	0.23	40
Class R6*
4/1/17 to 12/31/17(6)	$ 8.94	0.02	1.54	1.56	—	(2.91)	(2.91)	(1.35)	7.59	18.53%	$ 464	0.91%	0.93%	0.28%	14%
4/1/16 to 3/31/17	9.39	0.01	0.70	0.71	—	(1.16)	(1.16)	(0.45)	8.94	8.23	2,426	0.90	0.90	0.05	42
4/1/15 to 3/31/16	10.33	(0.01)	(0.13)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.39	(1.80)	37,087	0.88	0.89	(0.06)	10
8/1/14 to 3/31/15(7)	9.97	0.01	1.13	1.14	—	(0.78)	(0.78)	0.36	10.33	12.02	52,967	0.85	0.87	0.16	13

Silvant Small-Cap Growth Stock Fund
Class A
4/1/17 to 12/31/17(6)	$ 7.28	(0.04)	0.80	0.76	—	(1.12)	(1.12)	(0.36)	6.92	10.73%	$ 6,840	1.42%	1.64%	(0.70) %	24%
4/1/16 to 3/31/17	7.13	(0.04)	1.38	1.34	—	(1.19)	(1.19)	0.15	7.28	19.30	7,008	1.41	1.43	(0.55)	56
4/1/15 to 3/31/16	13.23	(0.08)	(1.35)	(1.43)	—	(4.67)	(4.67)	(6.10)	7.13	(13.38)	6,856	1.37	1.37	(0.76)	73
4/1/14 to 3/31/15	15.30	(0.13)	0.56	0.43	—	(2.50)	(2.50)	(2.07)	13.23	4.21	9,889	1.32	1.32	(0.96)	31
4/1/13 to 3/31/14	14.46	(0.15)	3.90	3.75	—	(2.91)	(2.91)	0.84	15.30	25.92	10,880	1.29	1.29	(0.94)	90
4/1/12 to 3/31/13	16.18	(0.11)	2.05	1.94	—	(3.66)	(3.66)	(1.72)	14.46	14.07	10,226	1.37	1.37	(0.69)	50
Class C
4/1/17 to 12/31/17(6)	$ 3.37	(0.03)	0.36	0.33	—	(1.12)	(1.12)	(0.79)	2.58	10.46%	$ 4,319	2.09%	2.39%	(1.37) %	24%
4/1/16 to 3/31/17	3.88	(0.05)	0.73	0.68	—	(1.19)	(1.19)	(0.51)	3.37	18.39	4,758	2.08	2.09	(1.21)	56
4/1/15 to 3/31/16	9.53	(0.10)	(0.88)	(0.98)	—	(4.67)	(4.67)	(5.65)	3.88	(13.91)	4,686	2.02	2.02	(1.40)	73
4/1/14 to 3/31/15	11.82	(0.17)	0.38	0.21	—	(2.50)	(2.50)	(2.29)	9.53	3.55	6,397	1.96	1.96	(1.60)	31
4/1/13 to 3/31/14	11.77	(0.20)	3.16	2.96	—	(2.91)	(2.91)	0.05	11.82	25.10	7,255	1.94	1.94	(1.59)	90
4/1/12 to 3/31/13	13.91	(0.18)	1.70	1.52	—	(3.66)	(3.66)	(2.14)	11.77	13.30	6,757	2.05	2.05	(1.39)	50
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
61

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Silvant Small-Cap Growth Stock Fund (Continued)
Class I
4/1/17 to 12/31/17(6)	$ 8.95	(0.04)	0.99	0.95	—	(1.12)	(1.12)	(0.17)	8.78	10.86%	$ 18,637	1.30%	1.53%	(0.58) %	24%
4/1/16 to 3/31/17	8.52	(0.04)	1.66	1.62	—	(1.19)	(1.19)	0.43	8.95	19.45	26,929	1.29	1.43	(0.44)	56
4/1/15 to 3/31/16	14.83	(0.10)	(1.54)	(1.64)	—	(4.67)	(4.67)	(6.31)	8.52	(13.36) (9)	36,436	1.30	1.39	(0.74)	73
4/1/14 to 3/31/15	16.82	(0.14)	0.65	0.51	—	(2.50)	(2.50)	(1.99)	14.83	4.31 (9)	126,223	1.28	1.34	(0.92)	31
4/1/13 to 3/31/14	15.66	(0.16)	4.23	4.07	—	(2.91)	(2.91)	1.16	16.82	25.98	170,409	1.26	1.31	(0.91)	90
4/1/12 to 3/31/13	17.21	(0.08)	2.19	2.11	—	(3.66)	(3.66)	(1.55)	15.66	14.20	152,674	1.21	1.21	(0.50)	50

WCM International Equity Fund
Class A
4/1/17 to 12/31/17(6)	$10.05	0.02	1.84	1.86	(0.01)	—	(0.01)	1.85	11.90	18.50%	$ 18,567	1.43%	1.56%	0.20%	17%
4/1/16 to 3/31/17	9.18	0.01	0.93	0.94	(0.03)	(0.04)	(0.07)	0.87	10.05	10.41	14,116	1.33 (11)	1.43 (11)	0.12	37
4/1/15 to 3/31/16	10.34	0.09	(0.27)	(0.18)	(0.06)	(0.92)	(0.98)	(1.16)	9.18	(1.77)	3,756	1.51	1.77	0.89	114
4/1/14 to 3/31/15	12.35	0.20	(0.87)	(0.67)	(0.22)	(1.12)	(1.34)	(2.01)	10.34	(4.87)	4,123	1.57	1.66	1.79	41
4/1/13 to 3/31/14	11.51	0.20	2.00	2.20	(1.14)	(0.22)	(1.36)	0.84	12.35	19.72	4,802	1.47	1.47	1.66	43
4/1/12 to 3/31/13	10.63	0.18	0.87	1.05	(0.17)	—	(0.17)	0.88	11.51	9.95	4,565	1.45	1.45	1.73	52
Class I
4/1/17 to 12/31/17(6)	$10.19	0.04	1.87	1.91	(0.01)	—	(0.01)	1.90	12.09	18.79%	$ 70,342	1.20%	1.27%	0.42%	17%
4/1/16 to 3/31/17	9.30	0.03	0.94	0.97	(0.04)	(0.04)	(0.08)	0.89	10.19	10.54 (9)	51,120	1.14 (11)	1.24 (11)	0.34	37
4/1/15 to 3/31/16	10.45	0.13	(0.29)	(0.16)	(0.07)	(0.92)	(0.99)	(1.15)	9.30	(1.59)	28,756	1.30	1.67	1.28	114
4/1/14 to 3/31/15	12.45	0.25	(0.90)	(0.65)	(0.23)	(1.12)	(1.35)	(2.00)	10.45	(4.59)	19,023	1.37	1.48	2.15	41
4/1/13 to 3/31/14	11.64	0.55	1.65	2.20	(1.17)	(0.22)	(1.39)	0.81	12.45	19.52	26,932	1.20	1.20	4.55 (12)	43
4/1/12 to 3/31/13	10.74	0.22	0.89	1.11	(0.21)	—	(0.21)	0.90	11.64	10.38	272,552	1.12	1.12	2.02	52
Class R6*
4/1/17 to 12/31/17(6)	$10.20	0.04	1.89	1.93	(0.02)	—	(0.02)	1.91	12.11	18.89%	$ 9,279	1.10%	1.19%	0.42%	17%
4/1/16 to 3/31/17	9.31	0.05	0.93	0.98	(0.05)	(0.04)	(0.09)	0.89	10.20	10.62	6,558	1.03 (11)	1.14 (11)	0.49	37
9/1/15 to 3/31/16(13)	9.85	— (10)	0.38	0.38	—	(0.92)	(0.92)	(0.54)	9.31	3.81	5,832	1.14	1.54	0.09	114

Zevenbergen Innovative Growth Stock Fund
Class A
4/1/17 to 12/31/17(6)	$18.56	(0.21)	3.74	3.53	—	(2.13)	(2.13)	1.40	19.96	19.18%	$ 5,484	1.51%	1.66%	(1.40) %	50%
4/1/16 to 3/31/17	18.37	(0.26)	3.67	3.41	—	(3.22)	(3.22)	0.19	18.56	20.42	6,375	1.50	1.55	(1.39)	64
4/1/15 to 3/31/16	20.76	(0.29)	(0.57)	(0.86)	—	(1.53)	(1.53)	(2.39)	18.37	(4.96)	8,127	1.49	1.49	(1.38)	59
4/1/14 to 3/31/15	20.53	(0.28)	1.17	0.89	—	(0.66)	(0.66)	0.23	20.76	4.47	10,535	1.45	1.45	(1.34)	42
4/1/13 to 3/31/14	15.16	(0.24)	6.80	6.56	—	(1.19)	(1.19)	5.37	20.53	43.45	19,950	1.40	1.40	(1.18)	49
4/1/12 to 3/31/13	15.54	(0.18)	0.42	0.24	—	(0.62)	(0.62)	(0.38)	15.16	1.63	3,580	1.49	1.53	(1.24)	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
62

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Zevenbergen Innovative Growth Stock Fund (Continued)
Class I
4/1/17 to 12/31/17(6)	$19.49	(0.19)	3.93	3.74	—	(2.13)	(2.13)	1.61	21.10	19.34%	$ 17,630	1.31%	1.50%	(1.19) %	50%
4/1/16 to 3/31/17	19.11	(0.23)	3.83	3.60	—	(3.22)	(3.22)	0.38	19.49	20.63	22,330	1.30	1.44	(1.18)	64
4/1/15 to 3/31/16	21.49	(0.26)	(0.59)	(0.85)	—	(1.53)	(1.53)	(2.38)	19.11	(4.74)	18,203	1.31	1.39	(1.20)	59
4/1/14 to 3/31/15	21.20	(0.26)	1.21	0.95	—	(0.66)	(0.66)	0.29	21.49	4.61	24,321	1.31	1.34	(1.20)	42
4/1/13 to 3/31/14	15.60	(0.22)	7.01	6.79	—	(1.19)	(1.19)	5.60	21.20	43.70	39,495	1.29	1.37	(1.08)	49
4/1/12 to 3/31/13	15.94	(0.14)	0.42	0.28	—	(0.62)	(0.62)	(0.34)	15.60	1.84	15,840	1.20	1.21	(0.98)	24

Conservative Allocation Strategy Fund
Class A
4/1/17 to 12/31/17(6)	$12.35	0.16	0.60	0.76	(0.27)	(0.99)	(1.26)	(0.50)	11.85	6.20%	$ 6,707	0.60%	0.82%	1.72%	73% (14)
4/1/16 to 3/31/17	12.01	0.16	0.47	0.63	(0.24)	(0.05)	(0.29)	0.34	12.35	5.28	8,047	0.60	0.70	1.26	14
4/1/15 to 3/31/16	12.75	0.16	(0.41)	(0.25)	(0.18)	(0.31)	(0.49)	(0.74)	12.01	(1.98)	14,462	0.60	0.67	1.33	40
4/1/14 to 3/31/15	12.59	0.19	0.53	0.72	(0.28)	(0.28)	(0.56)	0.16	12.75	5.86	15,991	0.60	0.67	1.47	17
4/1/13 to 3/31/14	12.53	0.20	0.67	0.87	(0.29)	(0.52)	(0.81)	0.06	12.59	7.14	15,271	0.60	0.66	1.57	24
4/1/12 to 3/31/13	12.26	0.17	0.47	0.64	(0.24)	(0.13)	(0.37)	0.27	12.53	5.29	16,940	0.56	0.68	1.37	40
Class C
4/1/17 to 12/31/17(6)	$12.19	0.09	0.58	0.67	(0.17)	(0.99)	(1.16)	(0.49)	11.70	5.57%	$ 14,294	1.30%	1.54%	0.97%	73% (14)
4/1/16 to 3/31/17	11.86	0.08	0.46	0.54	(0.16)	(0.05)	(0.21)	0.33	12.19	4.61	16,293	1.30	1.35	0.65	14
4/1/15 to 3/31/16	12.61	0.08	(0.42)	(0.34)	(0.10)	(0.31)	(0.41)	(0.75)	11.86	(2.71)	19,136	1.30	1.32	0.65	40
4/1/14 to 3/31/15	12.46	0.10	0.53	0.63	(0.20)	(0.28)	(0.48)	0.15	12.61	5.11 (9)	18,201	1.30	1.33	0.76	17
4/1/13 to 3/31/14	12.42	0.11	0.67	0.78	(0.22)	(0.52)	(0.74)	0.04	12.46	6.38 (9)	17,110	1.30	1.32	0.89	24
4/1/12 to 3/31/13	12.18	0.09	0.47	0.56	(0.19)	(0.13)	(0.32)	0.24	12.42	4.58	15,410	1.27	1.35	0.73	40
Class I
4/1/17 to 12/31/17(6)	$12.34	0.20	0.58	0.78	(0.30)	(0.99)	(1.29)	(0.51)	11.83	6.35%	$ 16,051	0.30%	0.61%	2.09%	73% (14)
4/1/16 to 3/31/17	12.01	0.20	0.47	0.67	(0.29)	(0.05)	(0.34)	0.33	12.34	5.66	17,928	0.30	0.46	1.59	14
4/1/15 to 3/31/16	12.76	0.20	(0.42)	(0.22)	(0.22)	(0.31)	(0.53)	(0.75)	12.01	(1.73)	31,067	0.30	0.44	1.65	40
4/1/14 to 3/31/15	12.60	0.23	0.53	0.76	(0.32)	(0.28)	(0.60)	0.16	12.76	6.17 (9)	32,606	0.30	0.45	1.77	17
4/1/13 to 3/31/14	12.54	0.24	0.68	0.92	(0.34)	(0.52)	(0.86)	0.06	12.60	7.48 (9)	28,894	0.30	0.38	1.88	24
4/1/12 to 3/31/13	12.27	0.21	0.46	0.67	(0.27)	(0.13)	(0.40)	0.27	12.54	5.55	27,387	0.27	0.39	1.72	40

Growth Allocation Strategy Fund
Class A
4/1/17 to 12/31/17(6)	$10.35	0.10	0.98	1.08	(0.13)	(1.80)	(1.93)	(0.85)	9.50	10.76%	$ 15,068	0.69%	0.79%	1.28%	103% (14)
4/1/16 to 3/31/17	10.07	0.07	0.97	1.04	(0.11)	(0.65)	(0.76)	0.28	10.35	10.66	5,813	0.69	0.69	0.72	20
4/1/15 to 3/31/16	11.41	0.08	(0.53)	(0.45)	(0.10)	(0.79)	(0.89)	(1.34)	10.07	(4.02)	7,255	0.67	0.67	0.74	29
4/1/14 to 3/31/15	11.33	0.07	0.75	0.82	(0.22)	(0.52)	(0.74)	0.08	11.41	7.38	8,801	0.68	0.68	0.63	23
4/1/13 to 3/31/14	11.23	0.12	1.61	1.73	(0.33)	(1.30)	(1.63)	0.10	11.33	15.84	9,609	0.67	0.67	1.06	14
4/1/12 to 3/31/13	10.61	0.09	0.66	0.75	(0.13)	—	(0.13)	0.62	11.23	7.16	8,975	0.61	0.64	0.84	20
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
63

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net expenses to Average Net Assets(3)(4)	Ratio of Gross Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(5)
Growth Allocation Strategy Fund (Continued)
Class C
4/1/17 to 12/31/17(6)	$10.09	0.11	0.89	1.00	(0.10)	(1.80)	(1.90)	(0.90)	9.19	10.18%	$ 11,099	1.30%	1.50%	1.46%	103% (14)
4/1/16 to 3/31/17	9.84	0.01	0.95	0.96	(0.06)	(0.65)	(0.71)	0.25	10.09	10.00	2,003	1.30	1.37	0.07	20
4/1/15 to 3/31/16	11.18	0.01	(0.52)	(0.51)	(0.04)	(0.79)	(0.83)	(1.34)	9.84	(4.60)	2,613	1.30	1.31	0.08	29
4/1/14 to 3/31/15	11.13	— (10)	0.73	0.73	(0.16)	(0.52)	(0.68)	0.05	11.18	6.70	3,192	1.30	1.30	— (10)	23
4/1/13 to 3/31/14	11.08	0.06	1.56	1.62	(0.27)	(1.30)	(1.57)	0.05	11.13	15.05	2,989	1.28	1.28	0.49	14
4/1/12 to 3/31/13	10.48	0.02	0.66	0.68	(0.08)	—	(0.08)	0.60	11.08	6.55	2,602	1.25	1.28	0.22	20
Class I
4/1/17 to 12/31/17(6)	$10.41	0.09	1.00	1.09	(0.13)	(1.80)	(1.93)	(0.84)	9.57	10.81%	$ 58,950	0.50%	0.74%	1.15%	103% (14)
4/1/16 to 3/31/17	10.13	0.10	0.96	1.06	(0.13)	(0.65)	(0.78)	0.28	10.41	10.83	32,562	0.50	0.74	0.92	20
4/1/15 to 3/31/16	11.46	0.10	(0.52)	(0.42)	(0.12)	(0.79)	(0.91)	(1.33)	10.13	(3.74)	38,194	0.50	0.70	0.91	29
4/1/14 to 3/31/15	11.38	0.09	0.75	0.84	(0.24)	(0.52)	(0.76)	0.08	11.46	7.54	53,293	0.50	0.69	0.78	23
4/1/13 to 3/31/14	11.28	0.14	1.61	1.75	(0.35)	(1.30)	(1.65)	0.10	11.38	15.96	53,043	0.50	0.67	1.16	14
4/1/12 to 3/31/13	10.64	0.11	0.68	0.79	(0.15)	—	(0.15)	0.64	11.28	7.52	55,222	0.40	0.55	1.04	20

Footnote Legend
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Total return excludes sales charge. Not annualized for periods less than one year. Sales charges where applicable are not reflected in the Total Return calculation.
(3)	Annualized for periods less than one year.
(4)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized for periods less than one year.
(6)	The Fund changed its fiscal period end to December 31 during the period.
(7)	Class R6 (formerly IS) commenced operations on August 1, 2014 for the predecessor fund (see Note 1).
(8)	The ratio excludes expenses waived/reimbursed net of amount recaptured. If expenses waived/reimbursed net of amount recaptured were included, the ratio would have been higher than the ratio shown.
(9)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.
(10)	Rounds to less than $0.005 per share or less than 0.01%, as applicable.
(11)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.09%, 0.07%, and 0.07% of average net assets for the Class A, Class I and Class IS, respectively.
(12)	The amount shown for the net investment income ratio does not represent the actual pro rata amount allocated to the share class due to large redemptions during the year
(13)	Class R6 (formerly IS) commenced operations on September 1, 2015 for the predecessor fund (see Note 1).
(14)	Portfolio Turnover Rate is due to a change in investment strategy during the year, resulting in a high volume of portfolio activity.
See Notes to Financial Statements.
64

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2017
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 26 funds of the Trust are offered for sale, of which 9 (each a “Fund”) are reported in this annual report. Each Fund has a distinct investment objective and is diversified. Each Fund’s investment objectives are outlined in each Fund’s summary page. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on July 14, 2017, all of the property, assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (“Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “RidgeWorth Reorganization”) between the Trust, on behalf of the Funds, and RidgeWorth Funds, on behalf of the Predecessor Funds. As a result of each RidgeWorth Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the RidgeWorth Reorganizations is that of the Predecessor Funds.
Predecessor Fund	Fund
RidgeWorth Ceredex Large-Cap Value Equity Fund	Ceredex Large-Cap Value Equity Fund
RidgeWorth Ceredex Mid-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund
RidgeWorth Ceredex Small-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
RidgeWorth Silvant Large-Cap Growth Stock Fund	Silvant Large-Cap Growth Stock Fund
RidgeWorth Silvant Small-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund
RidgeWorth International Equity Fund	WCM International Equity Fund
RidgeWorth Innovative Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
RidgeWorth Conservative Allocation Strategy	Conservative Allocation Strategy Fund
RidgeWorth Growth Allocation Strategy	Growth Allocation Strategy Fund
RidgeWorth Moderate Allocation Strategy	Growth Allocation Strategy Fund
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Ceredex Small-Cap Value Equity Fund, the Silvant Large-Cap Growth Stock Fund, and the Silvant Small-Cap Growth Stock Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Silvant Large-Cap Growth Stock Fund, and the WCM International Equity Fund. Each Fund has Class T shares registered, but they are not yet available for purchase.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
65

VIRTUS ASSET TRUST
December 31, 2017
A.	Security Valuation
Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.
66

VIRTUS ASSET TRUST
December 31, 2017
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
During the period, certain Funds were permitted to loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (“State Street”), as a third party lending agent. Under the terms of the agreement, when doing so a Fund was required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral, consisting of cash and securities issued by the U.S. Government or its agencies, was adjusted daily in connection with changes in the market value of securities on loan. Cash collateral was invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker were recorded as income by a Fund net of fees and rebates charged by State Street for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Effective August 10, 2017, securities lending was suspended for the Funds. Effective October 23, 2017, the Bank of New York Mellon became custodian for the Funds and the agreement with State Street was terminated. There were no securities on loan as of December 31, 2017.
H.	Master Limited Partnerships
Certain Funds may invest in domestic master limited partnerships (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. An investment in MLP units involves risks in addition to the risks associated with a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk. Moreover, the value of a Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain eligibility for partnership tax treatment, or if it is unable to do so because of tax law changes, it could be taxed as a corporation and there could be a material decrease in the value of its securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
Distributions received from each Fund’s investments in MLPs may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.
67

VIRTUS ASSET TRUST
December 31, 2017
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands except as noted)
A.	Investment Adviser
Virtus Fund Advisers, LLC (formerly, RidgeWorth Capital Management LLC) (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates, which remained unchanged as a result of the RidgeWorth Reorganizations, as a percentage of the average daily net assets of each Fund:

Ceredex Large-Cap Value Equity Fund	0.70
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Silvant Small-Cap Growth Stock Fund	0.85
WCM International Equity Fund	0.85
Zevenbergen Innovative Growth Stock Fund	0.85
Conservative Allocation Strategy Fund	0.10
Growth Allocation Strategy Fund	0.10
The above fees are also subject to breakpoint discounts at the following asset levels for each fund:
First $500 million = none — no discount from full fee
Next $500 million = 5% discount from full fee
Next $4 billion = 10% discount from full fee
Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund (except the Conservative Allocation Strategy Fund and Growth Allocation Strategy Fund) for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:
Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex (1)
Ceredex Mid-Cap Value Equity Fund	Ceredex (1)
Ceredex Small-Cap Value Equity Fund	Ceredex (1)
Silvant Large-Cap Growth Stock Fund	Silvant (2)
Silvant Small-Cap Growth Stock Fund	Silvant (2)
Fund	Subadviser
WCM International Equity Fund	WCM (3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen (4)
Conservative Allocation Strategy Fund	—
Growth Allocation Strategy Fund	—

(1)	Ceredex Value Advisors LLC
(2)	Silvant Capital Management LLC
(3)	WCM Investment Management
(4)	Zevenbergen Capital Investments LLC, a minority-owned affiliate of the Investment Adviser
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit the annual total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of each Fund, so that such expenses do not exceed, on an annualized basis, the percentages of the applicable Fund’s average daily net asset values as listed below through July 31, 2019.

Fund	Class A	Class C	Class I	Class R6*
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.38	1.79	1.08	0.79
Ceredex Small-Cap Value Equity Fund	1.55	1.90	1.24	N/A
Silvant Large-Cap Growth Stock Fund	1.23	1.90	0.97	0.90
Silvant Small-Cap Growth Stock Fund	1.42	2.08	1.30	N/A**
WCM International Equity Fund	1.42	N/A	1.20	1.10
Zevenbergen Innovative Growth Stock Fund	1.50	N/A	1.30	N/A
Conservative Allocation Strategy Fund	0.60	1.30	0.30	N/A
Growth Allocation Strategy Fund	0.69	1.30	0.50	N/A
68

VIRTUS ASSET TRUST
December 31, 2017
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
**	On September 18, 2017, Class IS shares were liquidated.
For the period ended May 30, 2017 the Contractual Expense Limitations were as follows:
Fund	Class A	Class C	Class I	Class R6*
Ceredex Large-Cap Value Equity Fund	1.24%	1.90%	0.97%	0.85%
Ceredex Mid-Cap Value Equity Fund	1.38	1.95	1.15	0.95
Ceredex Small-Cap Value Equity Fund	1.55	2.15	1.30	N/A
Silvant Large-Cap Growth Stock Fund	1.23	1.95	0.97	0.95
Silvant Small-Cap Growth Stock Fund	1.50	2.15	1.30	1.10
WCM International Equity Fund	1.48	N/A	1.25	1.10
Growth Allocation Strategy Fund	0.70	1.30	0.50	N/A
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements, within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expires
Fund	2018	2019	2020	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 379	$ 397	$ 144	920
Class C	—	—	4	4
Class I	2,006	1,835	1,209	5,050
Class R6*	—	—	187	187
Ceredex Mid-Cap Value Equity Fund
Class A	82	299	—	381
Class C	—	—	35	35
Class I	—	—	—	—
Class R6*	—	—	129	129
Ceredex Small-Cap Value Equity Fund
Class A	—	—	—	—
Class C	—	—	21	21
Class I	—	—	—	—
Silvant Large-Cap Growth Stock Fund
Class A	9	3	90	102
Class C	6	—	16	22
Class I	353	302	157	812
Class R6*	7	—	2	9
Silvant Small-Cap Growth Stock Fund
Class A	—	1	7	8
Class C	—	1	7	8
Class I	50	48	41	139
WCM International Equity Fund
Class A	7	10	17	34
Class I	25	77	43	145
Class R6*	11	13	7	31
Zevenbergen Innovative Growth Stock Fund
Class A	—	3	5	8
Class I	10	26	35	71
Conservative Allocation Strategy Fund
Class A	10	12	12	34
Class C	4	6	25	35
Class I	46	43	48	137
Growth Allocation Strategy Fund
Class A	—	1	6	7
Class C	— (1)	1	8	9
Class I	98	85	98	281
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
69

VIRTUS ASSET TRUST
December 31, 2017
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal period ended December 31, 2017, it retained net commissions of $17 for Class A shares and CDSC of $0 and $0 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds. For the period July 17, 2017 through December 31, 2017, the Funds incurred administration fees totaling $6,929 which are included in the Statements of Operations within the line item “Administration fee.” For the period July 17, 2017 through December 31, 2017, the Funds incurred transfer agent fees totaling $3,243 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds.
G.	Affiliated Shareholders
At December 31, 2017, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Ceredex Large-Cap Value Equity Fund
Class R6*	432,419	$7,096
Ceredex Mid-Cap Value Equity Fund
Class R6*	493,787	6,256
WCM International Equity Fund
Class R6*	766,361	9,281
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
H.	Investments in Affiliates
A summary of the Conservative Allocation Strategy Fund’s and Growth Allocation Strategy Fund’s total long-term and short-term purchases and sales of the affiliated underlying funds during the period ended December 31, 2017, is as follows:

Underlying Funds	Value, beginning of period	Purchases at Cost(1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Dividend Income	Distributions of Realized Gains
Conservative Allocation Strategy Fund
Ridgeworth Capital Innovations Global Resources and Infrastructure Fund - Class I+	$ 152	$ —	$ 143	$ (4)	$ (5)	$ —	$ —	$ —
Virtus Ceredex Large-Cap Value Equity Fund - Class R6(2)	3,906	214	3,024	923	(889)	1,130	18	166
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6(2)	1,541	248	512	117	(258)	1,136	13	205
70

VIRTUS ASSET TRUST
December 31, 2017
Underlying Funds	Value, beginning of period	Purchases at Cost(1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Dividend Income	Distributions of Realized Gains
Conservative Allocation Strategy Fund
Virtus Ceredex Small-Cap Value Fund - Class R6(2)	$ 506	$ —	$ 497	$ 104	$(113)	$ —	$ —	$ —
Virtus Duff & Phelps Global Infrastructure Fund - Class I	—	1,277	160	2	9	1,128	23	—
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	—	1,682	227	4	68	1,527	34	—
Virtus KAR Capital Growth Fund - Class I	—	1,122	—	—	(4)	1,118	—	—
Virtus KAR International Small-Cap Fund - Class R6	—	1,247	160	3	55	1,145	19	—
Virtus KAR Small-Cap Growth Fund - Class I	—	1,183	228	16	150	1,121	—	—
Virtus KAR Small-Cap Value Fund - Class R6	—	1,202	180	8	96	1,126	19	—
Virtus Newfleet High Yield Fund - Class R6	—	2,100	200	—	(21)	1,879	53	—
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	—	8,347	784	1	(6)	7,558	158	—
Virtus Rampart Enhanced Core Equity Fund - Class I	—	1,256	177	7	35	1,121	21	51
Virtus Seix Core Bond Fund - Class R6(2)	8	2,063	180	(1)	(8)	1,882	19	—
Virtus SEIX Corporate Bond Fund - Class R6(2)	749	5	769	5	10	—	6	—
Virtus Seix Floating Rate High Income Fund - Class R6(2)	180	3,182	343	— (3)	(7)	3,012	62	—
Virtus SEIX High Income Fund - Class R6(2)	284	4	290	8	(6)	—	5	—
Virtus SEIX High Yield Fund - Class R6(2)	273	4	278	20	(19)	—	5	—
Virtus Seix Total Return Bond Fund - Class R6(2)	15,543	443	8,500	(116)	186	7,556	173	—
71

VIRTUS ASSET TRUST
December 31, 2017
Underlying Funds	Value, beginning of period	Purchases at Cost(1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Dividend Income	Distributions of Realized Gains
Conservative Allocation Strategy Fund
Virtus Seix U.S. Government Securities Ultra Short Bond Fund - Class R6(2)	$ 1,769	$ 406	$ 303	$ (1)	$ (1)	$ 1,870	$ 20	$ —
Virtus Silvant Large-Cap Growth Fund - Class R6(2)	4,751	129	5,002	164	(42)	—	—	321
Virtus Silvant Small-Cap Growth Fund - Class IS(4)	464	—	479	11	4	—	—	—
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	—	1,188	120	3	67	1,138	5	—
Virtus WCM International Equity Fund - Class R6	1,330	269	318	15	229	1,525	2	—
Total	$31,456	$27,571	$22,874	$1,289	$(470)	$36,972	$655	$743

Underlying Funds	Value, beginning of period	Purchases at Cost(1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Dividend Income	Distributions of Realized Gains
Growth Allocation Strategy Fund
Ridgeworth Capital Innovations Global Resources and Infrastructure Fund - Class I+	$ 308	$ —	$ 289	$ (11)	$ (8)	$ —	$ —	$ —
Virtus Ceredex Large-Cap Value Equity Fund - Class R6(2)	8,078	4,354	9,797	4,353	(1,022)	5,966	98	875
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6(2)	3,139	2,731	1,535	572	214	5,121	55	834
Virtus Ceredex Small-Cap Value Fund - Class R6(2)	986	510	1,791	606	(311)	—	—	—
Virtus Duff & Phelps Global Infrastructure Fund - Class I	—	3,598	230	4	27	3,399	37	33
72

VIRTUS ASSET TRUST
December 31, 2017
Underlying Funds	Value, beginning of period	Purchases at Cost(1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Dividend Income	Distributions of Realized Gains
Growth Allocation Strategy Fund
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	$ —	$ 6,304	$ 565	$ 15	$ 279	$ 6,033	$120	$ 11
Virtus KAR Capital Growth Fund - Class I	—	4,650	—	—	(17)	4,633	—	—
Virtus KAR International Small-Cap Fund - Class R6	—	3,584	319	6	166	3,437	23	34
Virtus KAR Small-Cap Growth Fund - Class I	—	4,409	2,002	149	393	2,949	—	—
Virtus KAR Small-Cap Value Fund - Class R6	—	4,481	625	27	363	4,246	5	68
Virtus Newfleet High Yield Fund - Class R6	—	2,720	145	(1)	(30)	2,544	74	—
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	—	8,997	458	—	(8)	8,531	180	—
Virtus Rampart Enhanced Core Equity Fund - Class I	—	7,489	990	59	214	6,772	25	410
Virtus Seix Core Bond Fund - Class R6(2)	3	6	9	— (3)	—	—	— (3)	—
Virtus SEIX Corporate Bond Fund - Class R6(2)	251	573	833	5	4	—	3	—
Virtus Seix Floating Rate High Income Fund - Class R6(2)	60	2,616	155	—	18	2,539	52	—
Virtus SEIX High Income Fund - Class R6(2)	94	211	313	9	(1)	—	3	—
Virtus SEIX High Yield Fund - Class R6(2)	91	187	301	29	(6)	—	2	—
Virtus Seix Total Return Bond Fund - Class R6(2)	4,058	8,145	5,971	388	196	6,816	103	—
Virtus Seix U.S. Government Securities Ultra Short Bond Fund Class R6(2)	592	1,329	1,920	(2)	1	—	3	—
Virtus Silvant Large-Cap Growth Fund - Class R6(2)	9,796	7,901	18,851	1,337	(183)	—	—	1,510
73

VIRTUS ASSET TRUST
December 31, 2017
Underlying Funds	Value, beginning of period	Purchases at Cost(1)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Dividend Income	Distributions of Realized Gains
Growth Allocation Strategy Fund
Virtus Silvant Small-Cap Growth Fund - Class IS(4)	$ 910	$ 759	$ 1,734	$ 75	$ (10)	$ —	$ —	$ —
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	—	5,906	200	3	304	6,013	23	—
Virtus Vontobel Foreign Opportunities Fund Class R6	—	7,095	655	20	396	6,856	41	—
Virtus WCM International Equity Fund - Class R6	2,710	4,706	857	27	1,170	7,756	11	—
Total	$31,076	$93,261	$50,545	$7,670	$ 2,149	$83,611	$858	$3,775

+	Effective June 30, 2017, this fund reorganized into the Oak Ridge Global Resources & Infrastructure Fund.
(1)	Includes reinvestment of distributions.
(2)	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(3)	Amount is less than $500.
(4)	On September 18, 2017, Class IS shares were liquidated.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at December 31, 2017.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2017, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$1,072,962	$1,416,706
Ceredex Mid-Cap Value Equity Fund	2,430,799	3,003,065
Ceredex Small-Cap Value Equity Fund	127,954	311,599
Silvant Large-Cap Growth Stock Fund	23,036	133,145
Silvant Small-Cap Growth Stock Fund	8,213	22,765
WCM International Equity Fund	22,106	14,096
Zevenbergen Innovative Growth Stock Fund	13,839	23,707
Conservative Allocation Strategy Fund	27,942	33,498
Growth Allocation Strategy Fund	68,203	73,288
74

VIRTUS ASSET TRUST
December 31, 2017
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	1,493	$ 25,611	2,363	$ 37,561	5,045	$ 77,628
Reinvestment of distributions	2,925	47,789	364	5,996	2,345	34,587
Shares repurchased	(4,213)	(72,336)	(7,828)	(124,609)	(10,555)	(162,541)
Net Increase / (Decrease)	205	$ 1,064	(5,101)	$ (81,052)	(3,165)	$ (50,326)
Class C
Sale of shares	38	$ 621	47	$ 738	169	$ 2,586
Reinvestment of distributions	160	2,550	14	223	104	1,507
Shares repurchased	(195)	(3,250)	(275)	(4,245)	(252)	(3,804)
Net Increase / (Decrease)	3	$ (79)	(214)	$ (3,284)	21	$ 289
Class I
Sale of shares	7,636	$ 132,118	14,988	$ 240,165	20,150	$ 313,560
Reinvestment of distributions	12,215	201,266	1,747	28,989	10,337	153,510
Shares repurchased	(24,033)	(415,148)	(30,907)	(498,952)	(48,666)	(757,220)
Net Increase / (Decrease)	(4,182)	$ (81,764)	(14,172)	$ (229,798)	(18,179)	$ (290,150)
Class R6*
Sale of shares	3,319	$ 58,140	3,915	$ 64,141	17,756	$ 272,105
Reinvestment of distributions	3,179	52,635	398	6,630	696	10,358
Shares repurchased	(4,742)	(82,763)	(4,038)	(64,662)	(2,231)	(35,799)
Net Increase / (Decrease)	1,756	$ 28,012	275	$ 6,109	16,221	$ 246,664

	Ceredex Mid-Cap Value Equity Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	3,065	$ 42,974	6,034	$ 79,220	8,310	$ 103,995
Reinvestment of distributions	4,658	59,495	1,198	16,295	2,240	26,628
Shares repurchased	(7,831)	(108,891)	(14,007)	(183,471)	(21,427)	(269,581)
Net Increase / (Decrease)	(108)	$ (6,422)	(6,775)	$ (87,956)	(10,877)	$ (138,958)
Class C
Sale of shares	265	$ 3,547	455	$ 5,984	727	$ 9,133
Reinvestment of distributions	646	8,031	138	1,839	320	3,723
Shares repurchased	(864)	(11,717)	(1,992)	(25,263)	(2,215)	(26,769)
Net Increase / (Decrease)	47	$ (139)	(1,399)	$ (17,440)	(1,168)	$ (13,913)
Class I
Sale of shares	20,468	$ 289,813	47,771	$ 642,136	70,933	$ 944,525
Reinvestment of distributions	30,598	395,261	8,628	118,378	15,470	185,643
Shares repurchased	(65,834)	(933,082)	(88,993)	(1,177,163)	(124,772)	(1,588,015)
Net Increase / (Decrease)	(14,768)	$ (248,008)	(32,594)	$ (416,649)	(38,369)	$ (457,847)
75

VIRTUS ASSET TRUST
December 31, 2017
	Ceredex Mid-Cap Value Equity Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6*
Sale of shares	10,844	$ 153,932	10,499	$ 144,037	15,708	$ 198,029
Reinvestment of distributions	5,102	65,951	827	11,348	732	8,789
Shares repurchased	(5,394)	(75,424)	(6,799)	(91,036)	(2,550)	(31,313)
Net Increase / (Decrease)	10,552	$ 144,459	4,527	$ 64,349	13,890	$ 175,505

	Ceredex Small-Cap Value Equity Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	542	$ 6,609	1,682	$ 20,262	1,419	$ 18,087
Reinvestment of distributions	1,602	18,703	503	6,261	3,277	33,716
Shares repurchased	(2,010)	(24,466)	(3,438)	(40,823)	(4,300)	(55,237)
Net Increase / (Decrease)	134	$ 846	(1,253)	$ (14,300)	396	$ (3,434)
Class C
Sale of shares	15	$ 160	35	$ 392	125	$ 1,457
Reinvestment of distributions	347	3,645	118	1,337	825	7,778
Shares repurchased	(500)	(5,527)	(743)	(8,234)	(581)	(6,562)
Net Increase / (Decrease)	(138)	$ (1,722)	(590)	$ (6,505)	369	$ 2,673
Class I
Sale of shares	4,527	$ 57,251	16,019	$ 199,169	9,039	$ 119,892
Reinvestment of distributions	9,217	111,707	3,186	40,943	20,227	214,209
Shares repurchased	(18,031)	(225,960)	(31,259)	(383,589)	(28,397)	(401,189)
Net Increase / (Decrease)	(4,287)	$ (57,002)	(12,054)	$ (143,477)	869	$ (67,088)

	Silvant Large-Cap Growth Stock Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	989	$ 6,249	605	$ 4,478	852	$ 7,111
Reinvestment of distributions	3,445	20,319	1,101	7,512	636	5,250
Shares repurchased	(1,409)	(10,198)	(1,204)	(9,073)	(1,077)	(9,296)
Net Increase / (Decrease)	3,025	$ 16,370	502	$ 2,917	411	$ 3,065
Class C
Sale of shares	58	$ 199	55	$ 271	206	$ 1,295
Reinvestment of distributions	8,685	24,203	1,727	7,564	923	5,319
Shares repurchased	(1,296)	(5,146)	(1,312)	(6,660)	(1,093)	(6,604)
Net Increase / (Decrease)	7,447	$ 19,256	470	$ 1,175	36	$ 10
Class I
Sale of shares	392	$ 3,609	974	$ 9,014	1,474	$ 14,888
Reinvestment of distributions	1,063	8,443	1,340	11,295	900	8,902
Shares repurchased	(8,576)	(78,880)	(3,716)	(34,170)	(2,909)	(28,987)
Net Increase / (Decrease)	(7,121)	$ (66,828)	(1,402)	$ (13,861)	(535)	$ (5,197)
76

VIRTUS ASSET TRUST
December 31, 2017
	Silvant Large-Cap Growth Stock Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6*
Sale of shares	24	$ 222	59	$ 541	221	$ 2,193
Reinvestment of distributions	109	925	412	3,486	310	3,075
Shares repurchased	(2,785)	(25,299)	(1,706)	(15,622)	(1,711)	(17,603)
Net Increase / (Decrease)	(2,652)	$ (24,152)	(1,235)	$ (11,595)	(1,180)	$ (12,335)

	Silvant Small-Cap Growth Stock Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	14	$ 100	21	$ 159	22	$ 203
Reinvestment of distributions	141	994	141	992	376	2,890
Shares repurchased	(130)	(950)	(162)	(1,228)	(183)	(2,026)
Net Increase / (Decrease)	25	$ 144	—	$ (77)	215	$ 1,067
Class C
Sale of shares	1	$ 6	2	$ 9	33	$ 170
Reinvestment of distributions	528	1,455	394	1,287	660	2,764
Shares repurchased	(264)	(867)	(194)	(733)	(155)	(1,032)
Net Increase / (Decrease)	265	$ 594	202	$ 563	538	$ 1,902
Class I
Sale of shares	259	$ 2,353	817	$ 7,443	1,664	$ 22,597
Reinvestment of distributions	278	2,459	416	3,603	1,478	13,582
Shares repurchased	(1,423)	(14,771)	(2,503)	(22,802)	(7,378)	(102,470)
Net Increase / (Decrease)	(886)	$ (9,959)	(1,270)	$ (11,756)	(4,236)	$ (66,291)
Class R6*
Sale of shares	1	$ 9	75	$ 705	140	$ 1,172
Reinvestment of distributions	—	—	50	439	160	1,478
Shares repurchased	(247)	(309)	(263)	(2,362)	(336)	(3,443)
Net Increase / (Decrease)	(246)	$ (300)	(138)	$ (1,218)	(36)	$ (793)

	WCM International Equity Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	347	$ 3,852	1,538	$ 14,514	63	$ 607
Reinvestment of distributions	1	14	15	138	40	369
Shares repurchased	(193)	(2,129)	(557)	(5,135)	(92)	(879)
Net Increase / (Decrease)	155	$ 1,737	996	$ 9,517	11	$ 97
Class I
Sale of shares	1,758	$ 19,828	4,014	$ 38,584	2,720	$ 25,253
Reinvestment of distributions	7	79	40	366	103	966
Shares repurchased	(961)	(10,960)	(2,131)	(20,316)	(1,552)	(14,989)
Net Increase / (Decrease)	804	$ 8,947	1,923	$ 18,634	1,271	$ 11,230
77

VIRTUS ASSET TRUST
December 31, 2017
	WCM International Equity Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6*
Sale of shares	250	$ 2,815	265	$ 2,584	1,003	$ 9,776
Reinvestment of distributions	1	13	7	65	82	766
Shares repurchased	(128)	(1,435)	(256)	(2,455)	(459)	(4,203)
Net Increase / (Decrease)	123	$ 1,393	16	$ 194	626	$ 6,339

	Zevenbergen Innovative Growth Stock Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	71	$ 1,470	63	$ 1,151	491	$ 10,889
Reinvestment of distributions	28	554	55	928	32	664
Shares repurchased	(167)	(3,448)	(217)	(4,099)	(589)	(11,980)
Net Increase / (Decrease)	(68)	$ (1,424)	(99)	$ (2,020)	(66)	$ (427)
Class I
Sale of shares	525	$ 11,528	736	$ 14,008	548	$ 11,931
Reinvestment of distributions	75	1,598	101	1,778	53	1,138
Shares repurchased	(911)	(19,253)	(644)	(12,798)	(780)	(16,750)
Net Increase / (Decrease)	(311)	$ (6,127)	193	$ 2,988	(179)	$ (3,681)

	Conservative Allocation Strategy Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	188	$ 2,361	123	$ 1,506	222	$ 2,695
Reinvestment of distributions	51	616	17	200	46	546
Shares repurchased	(325)	(4,106)	(693)	(8,524)	(318)	(3,912)
Net Increase / (Decrease)	(86)	$ (1,129)	(553)	$ (6,818)	(50)	$ (671)
Class C
Sale of shares	65	$ 798	118	$ 1,435	401	$ 4,921
Reinvestment of distributions	107	1,276	23	277	48	567
Shares repurchased	(288)	(3,559)	(418)	(5,056)	(280)	(3,401)
Net Increase / (Decrease)	(116)	$ (1,485)	(277)	$ (3,344)	169	$ 2,087
Class I
Sale of shares	207	$ 2,610	679	$ 8,295	852	$ 10,524
Reinvestment of distributions	137	1,649	43	511	89	1,062
Shares repurchased	(441)	(5,496)	(1,855)	(22,783)	(911)	(11,175)
Net Increase / (Decrease)	(97)	$ (1,237)	(1,133)	$ (13,977)	30	$ 411

78

VIRTUS ASSET TRUST
December 31, 2017
	Growth Allocation Strategy Fund
	Fiscal Period Ended December 31, 2017(1)		Year Ended March 31, 2017		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	35	$ 382	9	$ 88	52	$ 527
Shares Issued-Merger	975	10,084	—	—	—	—
Reinvestment of distributions	239	2,276	42	419	60	611
Shares repurchased	(224)	(3,983)	(209)	(2,148)	(164)	(1,773)
Net Increase / (Decrease)	1,025	$ 8,759	(158)	$ (1,641)	(52)	$ (635)
Class C
Sale of shares	14	$ 148	4	$ 37	59	$ 599
Shares Issued-Merger	945	9,499	—	—	—	—
Reinvestment of distributions	169	1,552	14	140	20	199
Shares repurchased	(119)	(2,386)	(85)	(863)	(99)	(990)
Net Increase / (Decrease)	1,009	$ 8,813	(67)	$ (686)	(20)	$ (192)
Class I
Sale of shares	562	$ 6,023	729	$ 7,586	827	$ 9,049
Shares Issued-Merger	2,706	28,142	—	—	—	—
Reinvestment of distributions	967	9,310	232	2,314	362	3,701
Shares repurchased	(1,204)	(18,833)	(1,604)	(16,526)	(2,067)	(22,159)
Net Increase / (Decrease)	3,031	$ 24,642	(643)	$ (6,626)	(878)	$ (9,409)
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Period from April 1, 2017 to December 31, 2017. The Fund had a fiscal period end change from March 31 to December 31.
Note 6. 10% Shareholders
As of December 31, 2017, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Ceredex Large-Cap Value Equity Fund	19%	1
Ceredex Mid-Cap Value Equity Fund	43	2
Ceredex Small-Cap Value Equity Fund	46	3
Silvant Large-Cap Growth Stock Fund	59	2
Silvant Small-Cap Growth Stock Fund	49	2
WCM International Equity Fund	62	4
Zevenbergen Innovative Growth Stock Fund	24	2
Conservative Allocation Strategy Fund	12	1
Growth Allocation Strategy Fund	86	3
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
79

VIRTUS ASSET TRUST
December 31, 2017
At December 31, 2017, the following Funds held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Ceredex Small-Cap Value Equity Fund	Industrials	31%
Silvant Large-Cap Growth Stock Fund	Information Technology	42
Silvant Small-Cap Growth Stock Fund	Information Technology	29
Silvant Small-Cap Growth Stock Fund	Health Care	26
Zevenbergen Innovative Growth Stock Fund	Information Technology	39
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	28
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Illiquid and Restricted Securities
Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Funds. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.
Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2017, the Funds did not hold any securities that were illiquid or restricted.
Note 10. Borrowings
($ reported in thousands)
On September 22, 2017, the Funds terminated a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which included State Street Bank and Trust Company (“State Street Bank”) and Royal Bank of Canada (“RBC”), in the aggregate amount of $200,000,000. The proceeds were permitted to be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds paid a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.17% per annum on the daily unused portion of the LOC. Borrowings under the LOC accrued interest at the higher of (a) the Federal Funds Rate, or (b) the one-month London Interbank Overnight (LIBOR) Rate, plus 1.25% per annum. Generally, repayments were required to be made within 60 days of the borrowings. Commitment fees and interest expense paid to State Street Bank and RBC pursuant to this agreement are reflected on the Statements of Operations as a component of Miscellaneous Expenses.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Ceredex Large-Cap Value Equity Fund	$ 2	$18,686	2.27%	2
Ceredex Small-Cap Value Equity Fund	— (1)	474	2.36	17
Silvant Large-Cap Growth Stock Fund	— (1)	274	2.38	3
Silvant Small-Cap Growth Stock Fund	— (1)	154	2.24	1
Zevenbergen Innovative Growth Stock Fund	3	1,559	2.45	24
(1) Amount is less than $500.
80

VIRTUS ASSET TRUST
December 31, 2017
On September 18, 2017, the Funds and other affiliated funds entered into a $250,000,000 unsecured line of credit of which $100,000,000 is available for utilization by the Seix Floating Rate High Income Fund and the remaining $150,000,000 is available for utilization by the Funds and other remaining affiliated funds. This line of credit is with a commercial bank and allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the terms of the agreement. This line of credit has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this line of credit upon certain circumstances such as an event of default.
The Funds had no outstanding borrowings as of December 31, 2017.
Note 11. Federal Income Tax Information
($ reported in thousands)
At December 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Ceredex Large-Cap Value Equity Fund	$1,477,974	$511,719	$ (12,298)	$499,421
Ceredex Mid-Cap Value Equity Fund	2,690,210	305,630	(42,666)	262,964
Ceredex Small-Cap Value Equity Fund	623,133	210,809	(23,418)	187,391
Silvant Large-Cap Growth Stock Fund	73,321	56,598	(657)	55,941
Silvant Small-Cap Growth Stock Fund	22,924	7,793	(810)	6,983
WCM International Equity Fund	77,771	20,822	(526)	20,296
Zevenbergen Innovative Growth Stock Fund	10,772	12,575	(177)	12,398
Conservative Allocation Strategy Fund	36,024	1,575	(44)	1,531
Growth Allocation Strategy Fund	77,556	8,107	(54)	8,053
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
For the period ended December 31, 2017, the following Fund utilized losses deferred in prior years against current year capital gains:
Fund
WCM International Equity Fund	$ 764
The WCM International Equity Fund had $1,007 of capital loss carryovers which expired during the fiscal year.
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2017, certain Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Ceredex Large-Cap Value Equity Fund	$—	$ —	$3,544	$—
Ceredex Mid-Cap Value Equity Fund	—	—	6,313	—
Silvant Large-Cap Growth Stock Fund	—	129	—	—
Silvant Small-Cap Growth Stock Fund	—	67	—	—
Zevenbergen Innovative Growth Stock Fund	—	78	—	—
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed above) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income
Ceredex Large-Cap Value Equity Fund	$120	$19,937	$ —
Ceredex Mid-Cap Value Equity Fund	371	51,628	—
Ceredex Small-Cap Value Equity Fund	814	5,966	—
Silvant Large-Cap Growth Stock Fund	378	12,465	—
81

VIRTUS ASSET TRUST
December 31, 2017
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income
Silvant Small-Cap Growth Stock Fund	$141	$ 981	$—
WCM International Equity Fund	236	—	—
Zevenbergen Innovative Growth Stock Fund	29	1,486	—
Conservative Allocation Strategy Fund	18	370	—
Growth Allocation Strategy Fund	414	2,057	—
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended December 31, 2017, March 31, 2017 and March 31, 2016 were as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Ceredex Large-Cap Value Equity Fund
12/31/17	$ 58,969	$251,687	$310,656
3/31/17	34,037	8,370	42,407
3/31/16	30,971	172,233	203,204
Ceredex Mid-Cap Value Equity Fund
12/31/17	200,162	353,499	553,661
3/31/17	115,777	38,652	154,429
3/31/16	113,394	125,921	239,315
Ceredex Small-Cap Value Equity Fund
12/31/17	11,664	123,329	134,993
3/31/17	8,202	40,709	48,911
3/31/16	15,453	246,897	262,350
Silvant Large-Cap Growth Stock Fund
12/31/17	2,217	57,299	59,516
3/31/17	—	31,266	31,266
3/31/16	—	23,322	23,322
Silvant Small-Cap Growth Stock Fund
12/31/17	206	4,757	4,963
3/31/17	—	6,411	6,411
3/31/16	—	21,568	21,568
WCM International Equity Fund
12/31/17	110	—	110
3/31/17	292	337	629
3/31/16	145	2,000	2,145
Zevenbergen Innovative Growth Stock Fund
12/31/17	—	2,451	2,451
3/31/17	—	2,976	2,976
3/31/16	—	2,096	2,096
Conservative Allocation Strategy Fund
12/31/17	1,212	2,465	3,677
3/31/17	925	161	1,086
3/31/16	952	1,611	2,563
Growth Allocation Strategy Fund
12/31/17	2,303	10,903	13,206
3/31/17	518	2,370	2,888
3/31/16	689	3,849	4,538
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest. The reclassifications have no impact on the net assets or NAVs of the Funds. As of December 31, 2017, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:
82

VIRTUS ASSET TRUST
December 31, 2017
	Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Ceredex Large-Cap Value Equity Fund	$ —(1)	$ (1,215)	$1,215
Ceredex Mid-Cap Value Equity Fund	— (1)	(46)	46
Ceredex Small-Cap Value Equity Fund	— (1)	—	— (1)
Silvant Large-Cap Growth Stock Fund	—	269	(269)
Silvant Small-Cap Growth Stock Fund	— (1)	248	(248)
WCM International Equity Fund	(1,007)	(19)	1,026
Zevenbergen Innovative Growth Stock Fund	— (1)	340	(340)
Conservative Allocation Strategy Fund	— (1)	143	(143)
Growth Allocation Strategy Fund	289	621	(910)
(1)	Amount is less than $500.
Note 12.  Reorganizations
($ reported in thousands)
On May 9, 2016, the shareholders of the RidgeWorth Growth Allocation Strategy and the RidgeWorth Moderate Allocation Strategy (the “Target Funds”) approved a reorganization of both funds into the Virtus Growth Allocation Strategy Fund (the “Acquiring Fund”), a series of the Virtus Asset Trust. On July 14, 2017 the Acquiring Fund acquired all of the net assets of the Target Funds in a tax-free exchange of shares.
Target Fund	Shares prior to Reorganization	Shares issued by the Acquiring Fund	Net Assets Prior to Reorganization
RidgeWorth Growth Allocation Strategy
Class A	571,168	571,168	$ 5,906
Class C	197,855	197,855	1,988
Class I	3,130,872	3,130,872	32,562
RidgeWorth Moderate Allocation Strategy
Class A	1,161,740	975,179	10,084
Class C	1,104,256	945,384	9,499
Class I	3,223,773	2,705,908	28,142
The appreciation (depreciation) of the Target Funds was $8,264 for the RidgeWorth Growth Allocation Strategy and $8,906 for the RidgeWorth Moderate Allocation Strategy as of the date of the merger.
The combined net assets of the Acquiring Fund immediately after the reorganization were $88,182.
Assuming the acquisition had been completed on April 1, 2017, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2017 were as follows:
Net Investment Income (Loss)	$1,526
Net Realized and Unrealized Gains/Losses on Investments	$12,505
Net Increase/Decrease in Net Assets resulting from Operations	$14,032
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Acquiring Fund’s Statement of Operations as of December 31, 2017.
Note 13. Distribution and Service Fees Reimbursed
RidgeWorth Distributors LLC, distributor for the Predecessor Funds through July 14, 2017, reimbursed the Funds and certain Predecessor Funds as necessary for Distribution and Service Fees, Commissions and CDSC previously paid by the Predecessor Funds but unused through July 14, 2017. The aggregate amount reimbursed to each Fund and to its respective Predecessor Fund, if any, is shown in the Statements of Operations under “Distribution and service fees reimbursed.”
83

VIRTUS ASSET TRUST
December 31, 2017
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Recent Accounting Pronouncements
In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance and has determined that except as set forth below there are no subsequent events requiring recognition or disclosure in these financial statements.
Effective January 19, 2018, Virtus Contrarian Value Fund, formerly a series of Virtus Equity Trust, merged with and into Virtus Ceredex Mid-Cap Value Equity Fund, a series of the Trust.
84

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Virtus Asset Trust and Shareholders of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus Conservative Allocation Strategy Fund, Virtus Growth Allocation Strategy Fund, Virtus Silvant Large-Cap Growth Stock Fund, Virtus Silvant Small-Cap Growth Stock Fund, Virtus WCM International Equity Fund and Virtus Zevenbergen Innovative Growth Stock Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus Conservative Allocation Strategy Fund, Virtus Growth Allocation Strategy Fund, Virtus Silvant Large-Cap Growth Stock Fund, Virtus Silvant Small-Cap Growth Stock Fund, Virtus WCM International Equity Fund and Virtus Zevenbergen Innovative Growth Stock Fund (nine of the Funds constituting Virtus Asset Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the period ended December 31, 2017 and for the year ended March 31, 2017, the statements of changes in net assets for the period ended December 31, 2017 and for each of the two years in the period ended March 31, 2017, including the related notes, and the financial highlights for the period ended December 31, 2017 and each of the five years in the period ended March 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the period then ended and for the year ended March 31, 2017, the changes in each of their net assets for the period ended December 31, 2017 and each of the two years in the period ended March 31, 2017 and each of the financial highlights for the period ended December 31, 2017 and each of the five years in the period ended March 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2018
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not determined the specific year we began serving as auditor of the Funds (or predecessor entities).
85

VIRTUS ASSET TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2017
For the fiscal year ended December 31, 2017, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
	QDI	DRD	LTCG
Ceredex Large-Cap Value Equity Fund	60%	53%	$ 271,624
Ceredex Mid-Cap Value Equity Fund	100	100	405,127
Ceredex Small-Cap Value Equity Fund	100	100	129,295
Silvant Large-Cap Growth Stock Fund	51	50	69,764
Silvant Small-Cap Growth Stock Fund	39	39	5,737
WCM International Equity Fund	100	—	—
Zevenbergen Innovative Growth Stock Fund	85	85	3,938
Conservative Allocation Strategy Fund	13	7	2,835
Growth Allocation Strategy Fund	21	12	12,961
For the fiscal year ended December 31, 2017, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder ($ reported in thousands).
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
WCM International Equity Fund	$ 1,134	$ 49
Conservative Allocation Strategy Fund	43	4
Growth Allocation Strategy Fund	167	17
86

FUND MANAGEMENT TABLES December 31, 2017
Information pertaining to the Trustees and officers of the Trust as of the date the financial statements were available for issuance, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Asset Trust, 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2017 86 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2017 90 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2017 86 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (1999 to 2017), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 86 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2017), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2017 86 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2017 86 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (74 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 86 Portfolios	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company. Trustee (since 2017), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1989 94 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (74 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2002 90 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (74 portfolios).
87

FUND MANAGEMENT TABLES (Continued)
December 31, 2017
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Oates, James M. YOB: 1946 Served Since: 2005 90 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (74 portfolios).
Segerson, Richard E. YOB: 1948 Served Since: 2005 86 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (74 portfolios).
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 92 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (3 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (74 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
88

FUND MANAGEMENT TABLES (Continued)
December 31, 2017
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President(2013 to 2014); Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select Energy MLP Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.
89

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VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
George R. Aylward
Thomas J. Brown
Donald C. Burke
Roger A. Gelfenbien
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Francis G. Waltman, Executive Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Fund Advisers, LLC
100 Pearl Street
Hartford, CT 06103-4506
Principal Underwriter
VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103-4506
Administrator and Transfer Agent
Virtus Fund Services, LLC
100 Pearl Street
Hartford, CT 06103-4506
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286-1048
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please call your financial representative, contact us
at 1-800-243-1574, or visit Virtus.com.
8635	12-17

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)	The Registrant’s Board of Trustees has determined that each of Thomas J. Brown, Donald C. Burke and Richard E. Segerson possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Messrs. Brown, Burke and Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,600 for the nine months ended December 31, 2017 and $461,415 for 2017. The fiscal year end was changed from March 31 to December 31 during the period.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $15,025 for the nine months ended December 31, 2017 and $73,000 for 2017. The fiscal year end was changed from March 31 to December 31 during the period. Such audit-related fees include out of pocket expenses and other fees.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $80,110 for the nine months ended December 31, 2017 and $223,690 for 2017. The fiscal year end was changed from March 31 to December 31 during the period.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the nine months ended December 31, 2017 and $0 for 2017. The fiscal year end was changed from March 31 to December 31 during the period.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Asset Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. Thomas J. Brown, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $485,815 for the nine months ended December 31, 2017 and $166,140 for 2017. The fiscal year end was changed from March 31 to December 31 during the period.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/09/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	3/09/2018

*	Print the name and title of each signing officer under his or her signature.